Total Bond Market Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (68.0%)
U.S. Government Securities (48.1%)
United States Treasury Note/Bond	4.625%	10/15/2026	9,725	9,815
United States Treasury Note/Bond	1.125%	10/31/2026	12,655	12,309
United States Treasury Note/Bond	1.625%	10/31/2026	4,075	3,986
United States Treasury Note/Bond	4.125%	10/31/2026	6,831	6,861
United States Treasury Note/Bond	2.000%	11/15/2026	7,946	7,796
United States Treasury Note/Bond	4.625%	11/15/2026	5,603	5,657
United States Treasury Note/Bond	1.250%	11/30/2026	4,320	4,199
United States Treasury Note/Bond	1.625%	11/30/2026	5,070	4,951
United States Treasury Note/Bond	4.250%	11/30/2026	16,299	16,396
United States Treasury Note/Bond	4.375%	12/15/2026	12,719	12,817
United States Treasury Note/Bond	1.250%	12/31/2026	9,191	8,917
United States Treasury Note/Bond	4.250%	12/31/2026	15,045	15,142
United States Treasury Note/Bond	4.000%	1/15/2027	11,780	11,824
United States Treasury Note/Bond	1.500%	1/31/2027	17,534	17,038
United States Treasury Note/Bond	4.125%	1/31/2027	9,468	9,518
United States Treasury Note/Bond	2.250%	2/15/2027	3,422	3,357
United States Treasury Note/Bond	4.125%	2/15/2027	12,314	12,385
United States Treasury Note/Bond	1.125%	2/28/2027	3,143	3,033
United States Treasury Note/Bond	1.875%	2/28/2027	10,113	9,863
United States Treasury Note/Bond	4.125%	2/28/2027	13,783	13,866
United States Treasury Note/Bond	4.250%	3/15/2027	9,250	9,325
United States Treasury Note/Bond	0.625%	3/31/2027	3,963	3,789
United States Treasury Note/Bond	2.500%	3/31/2027	5,950	5,850
United States Treasury Note/Bond	3.875%	3/31/2027	12,477	12,515
United States Treasury Note/Bond	4.500%	4/15/2027	8,618	8,725
United States Treasury Note/Bond	0.500%	4/30/2027	6,820	6,493
United States Treasury Note/Bond	2.750%	4/30/2027	5,620	5,542
United States Treasury Note/Bond	3.750%	4/30/2027	14,723	14,744
United States Treasury Note/Bond	2.375%	5/15/2027	9,381	9,192
United States Treasury Note/Bond	4.500%	5/15/2027	12,992	13,161
United States Treasury Note/Bond	0.500%	5/31/2027	6,605	6,272
United States Treasury Note/Bond	2.625%	5/31/2027	7,535	7,410
United States Treasury Note/Bond	3.875%	5/31/2027	11,229	11,268
United States Treasury Note/Bond	4.625%	6/15/2027	6,014	6,110
United States Treasury Note/Bond	0.500%	6/30/2027	8,889	8,420
United States Treasury Note/Bond	3.250%	6/30/2027	9,539	9,477
United States Treasury Note/Bond	3.750%	6/30/2027	18,286	18,320
United States Treasury Note/Bond	4.375%	7/15/2027	6,993	7,081
United States Treasury Note/Bond	0.375%	7/31/2027	8,510	8,023
United States Treasury Note/Bond	2.750%	7/31/2027	11,284	11,107
United States Treasury Note/Bond	3.875%	7/31/2027	6,914	6,943
United States Treasury Note/Bond	2.250%	8/15/2027	6,047	5,896
United States Treasury Note/Bond	3.750%	8/15/2027	10,735	10,757
United States Treasury Note/Bond	6.375%	8/15/2027	185	194
United States Treasury Note/Bond	0.500%	8/31/2027	7,825	7,376
United States Treasury Note/Bond	3.125%	8/31/2027	6,788	6,725
United States Treasury Note/Bond	3.625%	8/31/2027	19,328	19,328
United States Treasury Note/Bond	3.375%	9/15/2027	7,144	7,111
United States Treasury Note/Bond	0.375%	9/30/2027	8,525	7,996
United States Treasury Note/Bond	4.125%	9/30/2027	7,865	7,940
United States Treasury Note/Bond	3.875%	10/15/2027	13,437	13,503
United States Treasury Note/Bond	0.500%	10/31/2027	10,290	9,652
United States Treasury Note/Bond	4.125%	10/31/2027	8,761	8,849
United States Treasury Note/Bond	2.250%	11/15/2027	7,302	7,098
United States Treasury Note/Bond	4.125%	11/15/2027	10,100	10,203
United States Treasury Note/Bond	6.125%	11/15/2027	114	119
United States Treasury Note/Bond	0.625%	11/30/2027	8,128	7,627
United States Treasury Note/Bond	3.875%	11/30/2027	7,007	7,044
United States Treasury Note/Bond	4.000%	12/15/2027	9,190	9,266
United States Treasury Note/Bond	0.625%	12/31/2027	11,360	10,633

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	3.875%	12/31/2027	6,060	6,093
United States Treasury Note/Bond	4.250%	1/15/2028	8,482	8,598
United States Treasury Note/Bond	0.750%	1/31/2028	12,760	11,947
United States Treasury Note/Bond	3.500%	1/31/2028	7,650	7,629
United States Treasury Note/Bond	2.750%	2/15/2028	9,790	9,595
United States Treasury Note/Bond	4.250%	2/15/2028	8,872	8,998
United States Treasury Note/Bond	1.125%	2/29/2028	12,968	12,227
United States Treasury Note/Bond	4.000%	2/29/2028	7,787	7,855
United States Treasury Note/Bond	3.875%	3/15/2028	9,991	10,054
United States Treasury Note/Bond	1.250%	3/31/2028	12,036	11,359
United States Treasury Note/Bond	3.625%	3/31/2028	6,846	6,848
United States Treasury Note/Bond	3.750%	4/15/2028	10,598	10,630
United States Treasury Note/Bond	1.250%	4/30/2028	8,864	8,350
United States Treasury Note/Bond	3.500%	4/30/2028	6,803	6,783
United States Treasury Note/Bond	2.875%	5/15/2028	11,755	11,534
United States Treasury Note/Bond	3.750%	5/15/2028	16,354	16,407
United States Treasury Note/Bond	1.250%	5/31/2028	10,615	9,978
United States Treasury Note/Bond	3.625%	5/31/2028	8,293	8,294
United States Treasury Note/Bond	3.875%	6/15/2028	14,606	14,702
United States Treasury Note/Bond	1.250%	6/30/2028	9,941	9,327
United States Treasury Note/Bond	4.000%	6/30/2028	8,012	8,090
United States Treasury Note/Bond	3.875%	7/15/2028	8,661	8,717
United States Treasury Note/Bond	1.000%	7/31/2028	12,705	11,811
United States Treasury Note/Bond	4.125%	7/31/2028	6,769	6,858
United States Treasury Note/Bond	2.875%	8/15/2028	14,966	14,663
United States Treasury Note/Bond	3.625%	8/15/2028	12,776	12,776
United States Treasury Note/Bond	5.500%	8/15/2028	325	341
United States Treasury Note/Bond	1.125%	8/31/2028	13,987	13,024
United States Treasury Note/Bond	4.375%	8/31/2028	7,007	7,150
United States Treasury Note/Bond	3.375%	9/15/2028	6,094	6,053
United States Treasury Note/Bond	1.250%	9/30/2028	13,792	12,865
United States Treasury Note/Bond	4.625%	9/30/2028	8,643	8,885
United States Treasury Note/Bond	1.375%	10/31/2028	10,725	10,021
United States Treasury Note/Bond	4.875%	10/31/2028	8,243	8,537
United States Treasury Note/Bond	3.125%	11/15/2028	11,328	11,155
United States Treasury Note/Bond	5.250%	11/15/2028	1,655	1,728
United States Treasury Note/Bond	1.500%	11/30/2028	9,995	9,358
United States Treasury Note/Bond	4.375%	11/30/2028	10,440	10,666
United States Treasury Note/Bond	1.375%	12/31/2028	10,224	9,518
United States Treasury Note/Bond	3.750%	12/31/2028	8,906	8,935
United States Treasury Note/Bond	1.750%	1/31/2029	8,040	7,563
United States Treasury Note/Bond	4.000%	1/31/2029	9,303	9,404
United States Treasury Note/Bond	2.625%	2/15/2029	10,333	9,997
United States Treasury Note/Bond	1.875%	2/28/2029	8,640	8,149
United States Treasury Note/Bond	4.250%	2/28/2029	11,636	11,857
United States Treasury Note/Bond	2.375%	3/31/2029	10,920	10,462
United States Treasury Note/Bond	4.125%	3/31/2029	10,214	10,370
United States Treasury Note/Bond	2.875%	4/30/2029	9,400	9,150
United States Treasury Note/Bond	4.625%	4/30/2029	12,714	13,119
United States Treasury Note/Bond	2.375%	5/15/2029	8,871	8,483
United States Treasury Note/Bond	2.750%	5/31/2029	8,802	8,525
United States Treasury Note/Bond	4.500%	5/31/2029	13,504	13,883
United States Treasury Note/Bond	3.250%	6/30/2029	10,170	10,017
United States Treasury Note/Bond	4.250%	6/30/2029	12,477	12,726
United States Treasury Note/Bond	2.625%	7/31/2029	6,550	6,304
United States Treasury Note/Bond	4.000%	7/31/2029	10,401	10,515
United States Treasury Note/Bond	1.625%	8/15/2029	4,620	4,286
United States Treasury Note/Bond	3.125%	8/31/2029	5,835	5,715
United States Treasury Note/Bond	3.625%	8/31/2029	13,505	13,472
United States Treasury Note/Bond	3.500%	9/30/2029	12,655	12,567
United States Treasury Note/Bond	3.875%	9/30/2029	6,802	6,849
United States Treasury Note/Bond	4.000%	10/31/2029	5,925	5,992
United States Treasury Note/Bond	4.125%	10/31/2029	10,179	10,341
United States Treasury Note/Bond	1.750%	11/15/2029	2,351	2,181
United States Treasury Note/Bond	3.875%	11/30/2029	5,971	6,009
United States Treasury Note/Bond	4.125%	11/30/2029	11,735	11,924
United States Treasury Note/Bond	3.875%	12/31/2029	6,303	6,343
United States Treasury Note/Bond	4.375%	12/31/2029	11,824	12,131
United States Treasury Note/Bond	3.500%	1/31/2030	4,790	4,750
United States Treasury Note/Bond	4.250%	1/31/2030	12,208	12,467

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	1.500%	2/15/2030	8,994	8,201
United States Treasury Note/Bond	4.000%	2/28/2030	16,026	16,213
United States Treasury Note/Bond	3.625%	3/31/2030	4,725	4,705
United States Treasury Note/Bond	4.000%	3/31/2030	9,865	9,978
United States Treasury Note/Bond	3.500%	4/30/2030	5,295	5,244
United States Treasury Note/Bond	3.875%	4/30/2030	9,793	9,856
United States Treasury Note/Bond	0.625%	5/15/2030	13,704	11,911
United States Treasury Note/Bond	6.250%	5/15/2030	1,350	1,491
United States Treasury Note/Bond	3.750%	5/31/2030	5,680	5,684
United States Treasury Note/Bond	4.000%	5/31/2030	9,460	9,572
United States Treasury Note/Bond	3.750%	6/30/2030	4,600	4,602
United States Treasury Note/Bond	3.875%	6/30/2030	18,738	18,854
United States Treasury Note/Bond	3.875%	7/31/2030	9,636	9,694
United States Treasury Note/Bond	4.000%	7/31/2030	5,944	6,011
United States Treasury Note/Bond	0.625%	8/15/2030	18,277	15,756
United States Treasury Note/Bond	3.625%	8/31/2030	13,493	13,424
United States Treasury Note/Bond	4.125%	8/31/2030	5,681	5,776
United States Treasury Note/Bond	3.625%	9/30/2030	13,069	13,002
United States Treasury Note/Bond	4.625%	9/30/2030	6,192	6,436
United States Treasury Note/Bond	4.875%	10/31/2030	5,840	6,139
United States Treasury Note/Bond	0.875%	11/15/2030	19,136	16,590
United States Treasury Note/Bond	4.375%	11/30/2030	6,405	6,586
United States Treasury Note/Bond	3.750%	12/31/2030	6,383	6,376
United States Treasury Note/Bond	4.000%	1/31/2031	7,012	7,085
United States Treasury Note/Bond	1.125%	2/15/2031	15,708	13,726
United States Treasury Note/Bond	5.375%	2/15/2031	1,540	1,655
United States Treasury Note/Bond	4.250%	2/28/2031	7,708	7,881
United States Treasury Note/Bond	4.125%	3/31/2031	8,407	8,543
United States Treasury Note/Bond	4.625%	4/30/2031	7,993	8,321
United States Treasury Note/Bond	1.625%	5/15/2031	18,109	16,122
United States Treasury Note/Bond	4.625%	5/31/2031	7,766	8,084
United States Treasury Note/Bond	4.250%	6/30/2031	7,912	8,085
United States Treasury Note/Bond	4.125%	7/31/2031	8,081	8,204
United States Treasury Note/Bond	1.250%	8/15/2031	19,802	17,127
United States Treasury Note/Bond	3.750%	8/31/2031	8,622	8,582
United States Treasury Note/Bond	3.625%	9/30/2031	8,470	8,371
United States Treasury Note/Bond	4.125%	10/31/2031	8,361	8,484
United States Treasury Note/Bond	1.375%	11/15/2031	19,578	16,946
United States Treasury Note/Bond	4.125%	11/30/2031	8,420	8,540
United States Treasury Note/Bond	4.500%	12/31/2031	7,357	7,612
United States Treasury Note/Bond	4.375%	1/31/2032	7,992	8,214
United States Treasury Note/Bond	1.875%	2/15/2032	17,928	15,906
United States Treasury Note/Bond	4.125%	2/29/2032	7,463	7,564
United States Treasury Note/Bond	4.125%	3/31/2032	8,327	8,438
United States Treasury Note/Bond	4.000%	4/30/2032	6,529	6,568
United States Treasury Note/Bond	2.875%	5/15/2032	17,963	16,887
United States Treasury Note/Bond	4.125%	5/31/2032	5,715	5,789
United States Treasury Note/Bond	4.000%	6/30/2032	13,252	13,322
United States Treasury Note/Bond	4.000%	7/31/2032	10,969	11,022
United States Treasury Note/Bond	2.750%	8/15/2032	17,360	16,138
United States Treasury Note/Bond	3.875%	8/31/2032	10,466	10,437
United States Treasury Note/Bond	3.875%	9/30/2032	9,996	9,960
United States Treasury Note/Bond	4.125%	11/15/2032	17,269	17,468
United States Treasury Note/Bond	3.500%	2/15/2033	16,353	15,876
United States Treasury Note/Bond	3.375%	5/15/2033	17,348	16,663
United States Treasury Note/Bond	3.875%	8/15/2033	18,932	18,778
United States Treasury Note/Bond	4.500%	11/15/2033	19,977	20,656
United States Treasury Note/Bond	4.000%	2/15/2034	20,720	20,669
United States Treasury Note/Bond	4.375%	5/15/2034	20,946	21,432
United States Treasury Note/Bond	3.875%	8/15/2034	20,908	20,589
United States Treasury Note/Bond	4.250%	11/15/2034	21,383	21,628
United States Treasury Note/Bond	4.625%	2/15/2035	18,590	19,322
United States Treasury Note/Bond	4.250%	5/15/2035	14,947	15,088
United States Treasury Note/Bond	4.250%	8/15/2035	17,666	17,810
United States Treasury Note/Bond	3.500%	2/15/2039	890	814
United States Treasury Note/Bond	4.250%	5/15/2039	1,318	1,297
United States Treasury Note/Bond	4.500%	8/15/2039	2,593	2,610
United States Treasury Note/Bond	4.375%	11/15/2039	3,109	3,083
United States Treasury Note/Bond	4.625%	2/15/2040	3,784	3,849
United States Treasury Note/Bond	1.125%	5/15/2040	8,174	5,201

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United States Treasury Note/Bond	4.375%	5/15/2040	1,844	1,824
United States Treasury Note/Bond	1.125%	8/15/2040	10,380	6,537
United States Treasury Note/Bond	3.875%	8/15/2040	2,515	2,343
United States Treasury Note/Bond	1.375%	11/15/2040	9,974	6,501
United States Treasury Note/Bond	4.250%	11/15/2040	2,195	2,133
United States Treasury Note/Bond	1.875%	2/15/2041	11,798	8,288
United States Treasury Note/Bond	4.750%	2/15/2041	1,981	2,031
United States Treasury Note/Bond	2.250%	5/15/2041	9,381	6,945
United States Treasury Note/Bond	4.375%	5/15/2041	1,904	1,869
United States Treasury Note/Bond	1.750%	8/15/2041	12,566	8,521
United States Treasury Note/Bond	3.750%	8/15/2041	2,140	1,943
United States Treasury Note/Bond	2.000%	11/15/2041	11,218	7,871
United States Treasury Note/Bond	3.125%	11/15/2041	1,801	1,499
United States Treasury Note/Bond	2.375%	2/15/2042	8,961	6,635
United States Treasury Note/Bond	3.125%	2/15/2042	2,081	1,726
United States Treasury Note/Bond	3.000%	5/15/2042	2,120	1,719
United States Treasury Note/Bond	3.250%	5/15/2042	7,780	6,535
United States Treasury Note/Bond	2.750%	8/15/2042	2,895	2,252
United States Treasury Note/Bond	3.375%	8/15/2042	6,422	5,469
United States Treasury Note/Bond	2.750%	11/15/2042	3,626	2,806
United States Treasury Note/Bond	4.000%	11/15/2042	6,447	5,959
United States Treasury Note/Bond	3.125%	2/15/2043	3,380	2,757
United States Treasury Note/Bond	3.875%	2/15/2043	6,758	6,131
United States Treasury Note/Bond	2.875%	5/15/2043	5,245	4,106
United States Treasury Note/Bond	3.875%	5/15/2043	6,383	5,781
United States Treasury Note/Bond	3.625%	8/15/2043	4,680	4,082
United States Treasury Note/Bond	4.375%	8/15/2043	7,145	6,895
United States Treasury Note/Bond	3.750%	11/15/2043	4,185	3,704
United States Treasury Note/Bond	4.750%	11/15/2043	6,650	6,718
United States Treasury Note/Bond	3.625%	2/15/2044	4,238	3,676
United States Treasury Note/Bond	4.500%	2/15/2044	6,878	6,725
United States Treasury Note/Bond	3.375%	5/15/2044	4,726	3,941
United States Treasury Note/Bond	4.625%	5/15/2044	7,094	7,041
United States Treasury Note/Bond	3.125%	8/15/2044	4,848	3,880
United States Treasury Note/Bond	4.125%	8/15/2044	7,083	6,574
United States Treasury Note/Bond	3.000%	11/15/2044	4,203	3,288
United States Treasury Note/Bond	4.625%	11/15/2044	7,572	7,502
United States Treasury Note/Bond	2.500%	2/15/2045	5,559	3,980
United States Treasury Note/Bond	4.750%	2/15/2045	7,160	7,205
United States Treasury Note/Bond	3.000%	5/15/2045	2,574	2,002
United States Treasury Note/Bond	5.000%	5/15/2045	10,216	10,611
United States Treasury Note/Bond	2.875%	8/15/2045	2,899	2,201
United States Treasury Note/Bond	4.875%	8/15/2045	8,347	8,534
United States Treasury Note/Bond	3.000%	11/15/2045	1,865	1,442
United States Treasury Note/Bond	2.500%	2/15/2046	3,877	2,734
United States Treasury Note/Bond	2.500%	5/15/2046	4,692	3,296
United States Treasury Note/Bond	2.250%	8/15/2046	3,811	2,540
United States Treasury Note/Bond	2.875%	11/15/2046	2,270	1,699
United States Treasury Note/Bond	3.000%	2/15/2047	4,690	3,578
United States Treasury Note/Bond	3.000%	5/15/2047	3,973	3,023
United States Treasury Note/Bond	2.750%	8/15/2047	6,397	4,633
United States Treasury Note/Bond	2.750%	11/15/2047	6,573	4,749
United States Treasury Note/Bond	3.000%	2/15/2048	7,889	5,955
United States Treasury Note/Bond	3.125%	5/15/2048	8,260	6,365
United States Treasury Note/Bond	3.000%	8/15/2048	8,724	6,556
United States Treasury Note/Bond	3.375%	11/15/2048	9,188	7,378
United States Treasury Note/Bond	3.000%	2/15/2049	9,270	6,939
United States Treasury Note/Bond	2.875%	5/15/2049	9,325	6,800
United States Treasury Note/Bond	2.250%	8/15/2049	8,094	5,164
United States Treasury Note/Bond	2.375%	11/15/2049	7,648	5,002
United States Treasury Note/Bond	2.000%	2/15/2050	8,942	5,345
United States Treasury Note/Bond	1.250%	5/15/2050	6,876	3,372
United States Treasury Note/Bond	1.375%	8/15/2050	10,426	5,239
United States Treasury Note/Bond	1.625%	11/15/2050	11,796	6,326
United States Treasury Note/Bond	1.875%	2/15/2051	13,054	7,453
United States Treasury Note/Bond	2.375%	5/15/2051	13,750	8,842
United States Treasury Note/Bond	2.000%	8/15/2051	13,575	7,950
United States Treasury Note/Bond	1.875%	11/15/2051	12,120	6,855
United States Treasury Note/Bond	2.250%	2/15/2052	11,332	7,026
United States Treasury Note/Bond	2.875%	5/15/2052	10,830	7,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	8/15/2052	10,308	7,538
	United States Treasury Note/Bond	4.000%	11/15/2052	9,601	8,494
	United States Treasury Note/Bond	3.625%	2/15/2053	9,754	8,062
	United States Treasury Note/Bond	3.625%	5/15/2053	10,480	8,654
	United States Treasury Note/Bond	4.125%	8/15/2053	10,763	9,727
	United States Treasury Note/Bond	4.750%	11/15/2053	11,002	11,018
	United States Treasury Note/Bond	4.250%	2/15/2054	11,481	10,597
	United States Treasury Note/Bond	4.625%	5/15/2054	11,571	11,368
	United States Treasury Note/Bond	4.250%	8/15/2054	11,605	10,715
	United States Treasury Note/Bond	4.500%	11/15/2054	10,812	10,410
	United States Treasury Note/Bond	4.625%	2/15/2055	11,371	11,177
	United States Treasury Note/Bond	4.750%	5/15/2055	11,700	11,737
	United States Treasury Note/Bond	4.750%	8/15/2055	14,430	14,482
					2,425,978
Agency Bonds and Notes (0.4%)
	Federal Farm Credit Banks Funding Corp.	3.875%	10/16/2026	60	60
	Federal Farm Credit Banks Funding Corp.	4.750%	5/6/2027	63	64
	Federal Farm Credit Banks Funding Corp.	4.500%	5/20/2027	2,000	2,026
	Federal Farm Credit Banks Funding Corp.	4.250%	2/24/2028	100	101
	Federal Farm Credit Banks Funding Corp.	4.500%	6/7/2028	100	102
	Federal Farm Credit Banks Funding Corp.	4.250%	12/15/2028	93	95
	Federal Farm Credit Banks Funding Corp.	3.500%	9/10/2029	108	107
	Federal Farm Credit Banks Funding Corp.	4.000%	4/1/2030	100	101
	Federal Home Loan Banks	4.000%	10/9/2026	500	502
	Federal Home Loan Banks	4.625%	11/17/2026	550	556
	Federal Home Loan Banks	1.250%	12/21/2026	1,000	971
	Federal Home Loan Banks	4.125%	1/15/2027	225	226
	Federal Home Loan Banks	4.000%	3/10/2027	225	226
	Federal Home Loan Banks	4.750%	4/9/2027	200	203
	Federal Home Loan Banks	3.875%	6/4/2027	170	171
	Federal Home Loan Banks	3.500%	9/9/2027	275	274
	Federal Home Loan Banks	4.000%	6/30/2028	450	454
	Federal Home Loan Banks	3.250%	11/16/2028	315	312
	Federal Home Loan Banks	4.750%	12/8/2028	50	52
	Federal Home Loan Banks	4.625%	6/8/2029	370	381
	Federal Home Loan Banks	4.750%	3/10/2034	45	47
	Federal Home Loan Banks	5.500%	7/15/2036	1,400	1,536
[1]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	127	141
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	1,525	1,744
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	1,102	1,249
[1]	Federal National Mortgage Association	0.750%	10/8/2027	1,000	944
[1]	Federal National Mortgage Association	6.250%	5/15/2029	175	190
[1]	Federal National Mortgage Association	7.125%	1/15/2030	925	1,049
[1]	Federal National Mortgage Association	7.250%	5/15/2030	300	345
[1]	Federal National Mortgage Association	0.875%	8/5/2030	1,400	1,223
[1]	Federal National Mortgage Association	6.625%	11/15/2030	720	814
[1]	Federal National Mortgage Association	5.625%	7/15/2037	275	304
	Private Export Funding Corp.	1.400%	7/15/2028	175	163
	Private Export Funding Corp.	3.650%	3/15/2030	100	98
	Tennessee Valley Authority	3.875%	3/15/2028	375	377
	Tennessee Valley Authority	7.125%	5/1/2030	1,000	1,138
	Tennessee Valley Authority	3.875%	8/1/2030	145	145
	Tennessee Valley Authority	1.500%	9/15/2031	550	477
	Tennessee Valley Authority	4.375%	8/1/2034	152	154
	Tennessee Valley Authority	4.875%	5/15/2035	241	249
	Tennessee Valley Authority	4.650%	6/15/2035	175	179
	Tennessee Valley Authority	5.880%	4/1/2036	250	280
	Tennessee Valley Authority	5.500%	6/15/2038	100	108
	Tennessee Valley Authority	5.250%	9/15/2039	512	539
	Tennessee Valley Authority	4.875%	1/15/2048	100	97
	Tennessee Valley Authority	5.250%	2/1/2055	200	200
	Tennessee Valley Authority	5.375%	4/1/2056	50	51
	Tennessee Valley Authority	4.625%	9/15/2060	180	161
	Tennessee Valley Authority	4.250%	9/15/2065	200	165
					21,151
Conventional Mortgage-Backed Securities (19.5%)
[1,2]	Fannie Mae Pool	3.500%	4/1/2040	475	460
[1,2]	Fannie Mae Pool	4.000%	9/1/2040	429	422
[1,2]	Fannie Mae Pool	5.000%	5/1/2055–9/1/2055	1,195	1,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Fannie Mae Pool	5.500%	6/1/2055–8/1/2055	2,149	2,187
[1,2]	Fannie Mae Pool	6.000%	4/1/2055–8/1/2055	4,743	4,877
[1,2]	Fannie Mae Pool	6.500%	3/1/2055–8/1/2055	4,275	4,433
[1,2]	Freddie Mac Gold Pool	2.000%	8/1/2028–12/1/2031	128	123
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	2,116	2,054
[1,2]	Freddie Mac Gold Pool	3.000%	10/1/2026–8/1/2047	6,264	5,879
[1,2]	Freddie Mac Gold Pool	3.500%	10/1/2025–11/1/2048	13,418	12,641
[1,2]	Freddie Mac Gold Pool	4.000%	4/1/2026–11/1/2048	7,022	6,796
[1,2]	Freddie Mac Gold Pool	4.500%	3/1/2039–10/1/2048	3,598	3,589
[1,2]	Freddie Mac Gold Pool	5.000%	2/1/2026–11/1/2048	931	950
[1,2]	Freddie Mac Gold Pool	5.500%	4/1/2028–6/1/2041	786	818
[1,2]	Freddie Mac Gold Pool	6.000%	7/1/2028–3/1/2039	437	464
[1,2]	Freddie Mac Gold Pool	7.000%	12/1/2025–2/1/2037	36	38
[1,2]	Freddie Mac Gold Pool	8.500%	10/1/2026–11/1/2030	1	2
[1,2]	Freddie Mac Gold Pool	9.000%	5/1/2027–5/1/2030	1	1
[1,2]	Freddie Mac Pool	4.000%	5/1/2040	158	156
[1,2]	Freddie Mac Pool	5.000%	5/1/2055	953	951
[1,2]	Freddie Mac Pool	5.500%	4/1/2055–9/1/2055	4,070	4,120
[1,2]	Freddie Mac Pool	6.000%	3/1/2055–8/1/2055	7,671	7,891
[1,2]	Freddie Mac Pool	6.500%	4/1/2055–8/1/2055	2,071	2,152
[1,2]	Freddie Mac Pool	7.000%	8/1/2055	1,130	1,186
[2,3]	Ginnie Mae	2.000%	10/20/2055	600	496
[2,3]	Ginnie Mae	2.500%	10/20/2055	400	344
[2,3]	Ginnie Mae	3.000%	10/20/2055	400	357
[2,3]	Ginnie Mae	3.500%	10/20/2055	1,630	1,487
[2,3]	Ginnie Mae	4.500%	10/20/2055	520	504
[2,3]	Ginnie Mae	5.500%	10/15/2054	920	926
[2,3]	Ginnie Mae	6.000%	10/15/2054	1,480	1,505
[2]	Ginnie Mae I Pool	3.000%	1/15/2026–7/15/2043	622	570
[2]	Ginnie Mae I Pool	3.500%	11/15/2025–9/15/2049	812	762
[2]	Ginnie Mae I Pool	4.000%	6/15/2026–11/15/2047	846	818
[2]	Ginnie Mae I Pool	4.500%	7/15/2033–3/15/2041	868	867
[2]	Ginnie Mae I Pool	5.000%	5/15/2034–4/15/2041	582	593
[2]	Ginnie Mae I Pool	6.000%	6/15/2032–3/15/2040	37	38
[2]	Ginnie Mae I Pool	6.500%	8/15/2027–12/15/2038	47	49
[2]	Ginnie Mae I Pool	7.000%	12/15/2025–10/15/2031	9	9
[2]	Ginnie Mae I Pool	7.500%	12/15/2025–1/15/2031	3	4
[2]	Ginnie Mae I Pool	8.000%	5/15/2026–10/15/2030	2	3
[2]	Ginnie Mae II Pool	1.500%	12/20/2051	891	707
[2]	Ginnie Mae II Pool	2.000%	8/20/2050–6/20/2052	29,065	24,059
[2]	Ginnie Mae II Pool	2.500%	6/20/2027–5/20/2052	29,026	25,030
[2]	Ginnie Mae II Pool	3.000%	2/20/2027–5/20/2053	28,814	25,967
[2]	Ginnie Mae II Pool	3.500%	12/20/2025–2/20/2055	22,560	21,051
[2]	Ginnie Mae II Pool	4.000%	2/20/2026–5/20/2055	17,562	16,801
[2]	Ginnie Mae II Pool	4.500%	2/20/2039–6/20/2055	21,806	21,312
[2]	Ginnie Mae II Pool	5.000%	12/20/2032–5/20/2055	30,593	30,559
[2,3]	Ginnie Mae II Pool	5.500%	11/20/2052–9/20/2055	37,655	38,034
[2]	Ginnie Mae II Pool	6.000%	12/20/2052–9/20/2055	23,155	23,634
[2]	Ginnie Mae II Pool	6.500%	12/20/2035–8/20/2055	8,073	8,340
[2]	Ginnie Mae II Pool	7.000%	8/20/2036–9/20/2054	1,384	1,426
[2]	Ginnie Mae II Pool	7.500%	2/20/2054	95	98
[1,2]	UMBS Pool	1.500%	7/1/2035–4/1/2052	37,995	31,282
[1,2,3]	UMBS Pool	2.000%	11/1/2027–11/13/2055	162,652	135,580
[1,2,3]	UMBS Pool	2.500%	1/1/2027–11/13/2055	113,874	98,201
[1,2,3]	UMBS Pool	3.000%	11/1/2025–11/13/2055	71,388	64,238
[1,2,3]	UMBS Pool	3.500%	10/1/2025–11/13/2055	37,952	35,314
[1,2,3]	UMBS Pool	4.000%	7/1/2026–10/14/2055	37,590	35,947
[1,2,3]	UMBS Pool	4.500%	4/1/2028–11/13/2055	36,296	35,634
[1,2,3]	UMBS Pool	5.000%	3/1/2028–11/13/2055	53,969	53,955
[1,2,3]	UMBS Pool	5.500%	11/1/2031–7/1/2055	76,200	77,319
[1,2,3]	UMBS Pool	6.000%	6/1/2028–6/1/2055	69,316	71,189
[1,2,3]	UMBS Pool	6.500%	9/1/2032–5/1/2055	30,947	32,201
[1,2]	UMBS Pool	7.000%	4/1/2026–4/1/2055	5,353	5,614
[1,2]	UMBS Pool	7.500%	12/1/2025–1/1/2054	322	342
[1,2]	UMBS Pool	8.500%	12/1/2026–4/1/2031	1	1
					986,551
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/2035	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.186%	12/1/2041	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.243%	9/1/2037	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.431%	6.166%	7/1/2036	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.374%	3/1/2043	17	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.272%	10/1/2037	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.559%	6.309%	9/1/2043	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.283%	7/1/2043	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.598%	6.567%	6/1/2043	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.449%	1/1/2042	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/2036	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.635%	11/1/2036	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.643%	6.395%	8/1/2035	14	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.676%	6.543%	10/1/2042	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/2037	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	13	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.765%	10/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.535%	12/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.702%	6.921%	10/1/2042	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.330%	11/1/2039	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.710%	6.533%	8/1/2039	10	10
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.777%	9/1/2034	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.739%	6.753%	9/1/2043	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.619%	12/1/2033	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.747%	6.498%	7/1/2041	13	13
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.755%	6.725%	5/1/2042	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.783%	6.695%	5/1/2042	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.787%	6.643%	7/1/2042	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.751%	3/1/2042	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.739%	3/1/2042	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.592%	8/1/2042	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.799%	6.649%	11/1/2039	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.669%	11/1/2041	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.435%	11/1/2033–11/1/2039	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.810%	10/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	3	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.651%	1/1/2042	1	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.717%	11/1/2041	5	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.440%	12/1/2040	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.665%	12/1/2041	6	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	11/1/2040–2/1/2041	7	7
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.823%	6.699%	3/1/2041	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	2	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.828%	6.524%	9/1/2040	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.583%	12/1/2039	6	6
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.678%	11/1/2034	3	3
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.662%	4/1/2037	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.523%	8/1/2037	6	6
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	1	1
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/2036	2	2
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.665%	11/1/2034	7	7
[1,2,4]	Freddie Mac Non Gold Pool, 1YR CMT + 2.413%	6.663%	10/1/2036	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/2036	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.660%	10/1/2037	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/2034	2	2

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.627%	2/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/2035	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.369%	12/1/2036	4	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.870%	2/1/2042	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/2037	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	6	6
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/2040–3/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.799%	1/1/2041	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.845%	5/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.883%	6.808%	2/1/2042	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.893%	7.101%	9/1/2040	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.748%	11/1/2040	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.812%	2/1/2041	1	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/2041	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.980%	6/1/2037	5	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	7/20/2041–8/20/2041	11	12
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/2038–12/20/2042	41	42
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	1/20/2041–6/20/2043	59	60
[2,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	7/20/2038–12/20/2040	6	6
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	5	5
[2,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	1	1
					533
Total U.S. Government and Agency Obligations (Cost $3,645,113)					3,434,213
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
[2]	Ally Auto Receivables Trust Class A3 Series 2022-2	4.760%	5/17/2027	29	29
[2]	Ally Auto Receivables Trust Class A3 Series 2023-1	5.460%	5/15/2028	37	37
[2]	Ally Auto Receivables Trust Class A3 Series 2024-2	4.140%	7/16/2029	80	80
[2]	Ally Auto Receivables Trust Class A4 Series 2022-2	4.870%	4/17/2028	50	50
[2]	Ally Auto Receivables Trust Class A4 Series 2023-1	5.270%	11/15/2028	16	16
[2]	Ally Auto Receivables Trust Class A4 Series 2024-2	4.140%	10/15/2030	35	35
[2]	American Express Credit Account Master Trust Class A Series 2023-1	4.870%	5/15/2028	275	277
[2]	American Express Credit Account Master Trust Class A Series 2023-2	4.800%	5/15/2030	75	77
[2]	American Express Credit Account Master Trust Class A Series 2023-3	5.230%	9/15/2028	200	203
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/16/2030	200	207
[2]	American Express Credit Account Master Trust Class A Series 2024-1	5.230%	4/15/2029	400	408
[2]	American Express Credit Account Master Trust Class A Series 2024-2	5.240%	4/15/2031	200	209
[2]	American Express Credit Account Master Trust Class A Series 2025-1	4.560%	12/17/2029	125	127
[2]	American Express Credit Account Master Trust Class A Series 2025-4	4.300%	7/15/2030	50	51
[2]	American Express Credit Account Master Trust Class A Series 2025-5	4.510%	7/15/2032	60	61
[2]	AmeriCredit Automobile Receivables Trust Class A3 Series 2023-1	5.620%	11/18/2027	25	26
[2]	AmeriCredit Automobile Receivables Trust Class C Series 2023-1	5.800%	12/18/2028	25	25
[2]	BA Credit Card Trust Class A Series 2024-A1	4.930%	5/15/2029	200	203
[2]	BA Credit Card Trust Class A Series 2025-A1	4.310%	5/15/2030	100	101
[2]	BA Credit Card Trust Class A1 Series 2023-A1	4.790%	5/15/2028	200	201
[2]	Banc of America Commercial Mortgage Trust Class A4 Series 2015-UBS7	3.705%	9/15/2048	5	5
[2]	BANK Class A2 Series 2018-BNK14	4.128%	9/15/2060	17	17
[2]	BANK Class A3 Series 2017-BNK9	3.279%	11/15/2054	66	65
[2,4]	BANK Class A3 Series 2018-BNK11	4.046%	3/15/2061	100	99
[2]	BANK Class A3 Series 2019-BNK19	3.183%	8/15/2061	75	71
[2]	BANK Class A3 Series 2019-BNK20	3.011%	9/15/2062	170	159
[2]	BANK Class A3 Series 2019-BNK23	2.920%	12/15/2052	180	170
[2]	BANK Class A3 Series 2019-BNK24	2.960%	11/15/2062	150	141
[2]	BANK Class A4 Series 2017-BNK6	3.254%	7/15/2060	46	45
[2]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/2060	98	96
[2]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/2050	150	146
[2]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/2054	150	147
[2,4]	BANK Class A4 Series 2018-BNK12	4.255%	5/15/2061	125	125
[2]	BANK Class A4 Series 2018-BNK13	3.953%	8/15/2061	50	49
[2,4]	BANK Class A4 Series 2018-BNK14	4.231%	9/15/2060	100	100
[2,4]	BANK Class A4 Series 2018-BNK15	4.407%	11/15/2061	110	110
[2]	BANK Class A4 Series 2019-BNK16	4.005%	2/15/2052	125	123

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BANK Class A4 Series 2019-BNK17	3.714%	4/15/2052	100	98
[2]	BANK Class A4 Series 2019-BNK18	3.584%	5/15/2062	100	96
[2]	BANK Class A4 Series 2019-BNK22	2.978%	11/15/2062	290	274
[2]	BANK Class A4 Series 2020-BNK26	2.403%	3/15/2063	175	160
[2]	BANK Class A4 Series 2020-BNK28	1.844%	3/15/2063	50	44
[2]	BANK Class A4 Series 2020-BNK29	1.997%	11/15/2053	50	44
[2]	BANK Class A4 Series 2020-BNK30	1.925%	12/15/2053	75	66
[2]	BANK Class A4 Series 2021-BNK31	2.036%	2/15/2054	50	44
[2]	BANK Class A4 Series 2023-BNK46	5.745%	8/15/2056	100	106
[2]	BANK Class A5 Series 2017-BNK5	3.390%	6/15/2060	150	148
[2]	BANK Class A5 Series 2017-BNK6	3.518%	7/15/2060	404	399
[2]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/2060	75	74
[2]	BANK Class A5 Series 2018-BNK10	3.688%	2/15/2061	250	247
[2,4]	BANK Class A5 Series 2018-BNK13	4.217%	8/15/2061	25	25
[2]	BANK Class A5 Series 2019-BNK21	2.851%	10/17/2052	100	94
[2]	BANK Class A5 Series 2020-BNK25	2.649%	1/15/2063	200	185
[2]	BANK Class A5 Series 2020-BNK27	2.144%	4/15/2063	150	133
[2,4]	BANK Class A5 Series 2021-BN32	2.643%	4/15/2054	75	68
[2]	BANK Class A5 Series 2021-BNK33	2.556%	5/15/2064	50	45
[2]	BANK Class A5 Series 2021-BNK34	2.438%	6/15/2063	150	132
[2]	BANK Class A5 Series 2021-BNK35	2.285%	6/15/2064	100	88
[2]	BANK Class A5 Series 2021-BNK36	2.470%	9/15/2064	125	111
[2,4]	BANK Class A5 Series 2021-BNK37	2.618%	11/15/2064	125	111
[2]	BANK Class A5 Series 2022-BNK43	4.399%	8/15/2055	175	172
[2]	BANK Class A5 Series 2023-BNK45	5.203%	2/15/2056	50	51
[2]	BANK Class A5 Series 2024-BNK47	5.716%	6/15/2057	220	234
[2]	BANK Class A5 Series 2024-BNK48	5.053%	10/15/2057	275	280
[2]	BANK Class AS Series 2017-BNK5	3.624%	6/15/2060	100	98
[2,4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/2060	404	396
[2]	BANK Class AS Series 2017-BNK7	3.748%	9/15/2060	75	73
[2]	BANK Class AS Series 2017-BNK8	3.731%	11/15/2050	25	24
[2,4]	BANK Class AS Series 2018-BNK10	3.898%	2/15/2061	50	49
[2,4]	BANK Class AS Series 2018-BNK12	4.473%	5/15/2061	50	49
[2,4]	BANK Class AS Series 2018-BNK14	4.481%	9/15/2060	25	24
[2]	BANK Class AS Series 2019-BNK17	3.976%	4/15/2052	25	24
[2,4]	BANK Class AS Series 2019-BNK18	3.826%	5/15/2062	50	47
[2]	BANK Class AS Series 2019-BNK21	3.093%	10/17/2052	75	70
[2]	BANK Class AS Series 2019-BNK23	3.203%	12/15/2052	75	70
[2,4]	BANK Class AS Series 2019-BNK24	3.283%	11/15/2062	75	70
[2]	BANK Class AS Series 2020-BNK25	2.841%	1/15/2063	65	60
[2]	BANK Class AS Series 2020-BNK26	2.687%	3/15/2063	55	49
[2]	BANK Class AS Series 2020-BNK27	2.551%	4/15/2063	50	44
[2,4]	BANK Class AS Series 2021-BNK31	2.211%	2/15/2054	25	22
[2,4]	BANK Class AS Series 2021-BNK36	2.695%	9/15/2064	50	44
[2,4]	BANK Class AS Series 2023-BNK45	5.651%	2/15/2056	25	26
[2,4]	BANK Class AS Series 2024-BNK48	5.355%	10/15/2057	250	253
[2]	BANK Class ASB Series 2018-BNK10	3.641%	2/15/2061	22	22
[2,4]	BANK Class C Series 2017-BNK8	4.227%	11/15/2050	50	42
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/2050	72	71
[2]	Bank of America Merrill Lynch Commercial Mortgage Trust Class AS Series 2017-BNK3	3.748%	2/15/2050	28	28
[2,4]	BANK5 Class A3 Series 2023-5YR2	6.656%	7/15/2056	100	105
[2,4]	BANK5 Class A3 Series 2023-5YR3	6.724%	9/15/2056	50	53
[2]	BANK5 Class A3 Series 2024-5YR9	5.614%	8/15/2057	100	104
[2,4]	BANK5 Class AS Series 2023-5YR2	7.379%	7/15/2056	25	26
[2,4]	BANK5 Class AS Series 2023-5YR3	7.559%	9/15/2056	50	54
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C3	3.583%	5/15/2052	250	243
[2]	Barclays Commercial Mortgage Trust Class A4 Series 2019-C5	3.063%	11/15/2052	150	143
[2]	Barclays Commercial Mortgage Trust Class A5 Series 2019-C4	2.919%	8/15/2052	275	260
[2]	Barclays Commercial Mortgage Trust Class AS Series 2019-C4	3.171%	8/15/2052	25	23
[2,4]	Barclays Commercial Mortgage Trust Class AS Series 2019-C5	3.366%	11/15/2052	100	94
[2]	Barclays Dryrock Issuance Trust Class A Series 2025-1	3.970%	7/15/2031	110	110
[2]	BBCMS Mortgage Trust Class A3 Series 2024-5C25	5.946%	3/15/2057	320	335
[2]	BBCMS Mortgage Trust Class A4 Series 2017-C1	3.674%	2/15/2050	125	123
[2]	BBCMS Mortgage Trust Class A4 Series 2020-C6	2.639%	2/15/2053	100	93
[2]	BBCMS Mortgage Trust Class A4 Series 2025-C32	5.433%	2/15/2062	100	105
[2]	BBCMS Mortgage Trust Class A5 Series 2018-C2	4.314%	12/15/2051	125	125
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C7	2.037%	4/15/2053	50	45
[2]	BBCMS Mortgage Trust Class A5 Series 2020-C8	2.040%	10/15/2053	125	110
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C11	2.322%	9/15/2054	50	44
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C12	2.689%	11/15/2054	100	89

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BBCMS Mortgage Trust Class A5 Series 2021-C9	2.299%	2/15/2054	150	134
[2,4]	BBCMS Mortgage Trust Class A5 Series 2022-C4	2.946%	2/15/2055	200	181
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C19	5.451%	4/15/2056	50	52
[2]	BBCMS Mortgage Trust Class A5 Series 2023-C20	5.576%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C21	6.000%	9/15/2056	100	108
[2,4]	BBCMS Mortgage Trust Class A5 Series 2023-C22	6.804%	11/15/2056	50	56
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C24	5.419%	2/15/2057	50	52
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C26	5.829%	5/15/2057	200	215
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C28	5.403%	9/15/2057	100	104
[2]	BBCMS Mortgage Trust Class A5 Series 2024-C30	5.532%	11/15/2057	450	474
[2]	BBCMS Mortgage Trust Class A5 Series 2025-C32	5.720%	2/15/2062	100	107
[2,4]	BBCMS Mortgage Trust Class A5 Series 2025-C35	5.586%	7/15/2058	100	106
[2]	BBCMS Mortgage Trust Class AS Series 2017-C1	3.898%	2/15/2050	100	97
[2]	BBCMS Mortgage Trust Class AS Series 2020-C6	2.840%	2/15/2053	35	32
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C19	6.070%	4/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C20	5.973%	7/15/2056	25	26
[2,4]	BBCMS Mortgage Trust Class AS Series 2023-C21	6.506%	9/15/2056	50	54
[2]	BBCMS Trust Class A5 Series 2021-C10	2.492%	7/15/2054	150	136
[2]	Benchmark Mortgage Trust Class A2 Series 2020-B17	2.211%	3/15/2053	27	25
[2]	Benchmark Mortgage Trust Class A3 Series 2020-IG1	2.687%	9/15/2043	125	108
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V2	5.812%	5/15/2055	75	78
[2,4]	Benchmark Mortgage Trust Class A3 Series 2023-V3	6.363%	7/15/2056	20	21
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V5	5.805%	1/10/2057	50	52
[2]	Benchmark Mortgage Trust Class A3 Series 2024-V10	5.277%	9/15/2057	200	206
[2]	Benchmark Mortgage Trust Class A3 Series 2025-V15	5.805%	6/15/2058	250	264
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B5	4.208%	7/15/2051	75	75
[2]	Benchmark Mortgage Trust Class A4 Series 2018-B6	4.261%	10/10/2051	50	50
[2,4]	Benchmark Mortgage Trust Class A4 Series 2018-B7	4.510%	5/15/2053	175	175
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B10	3.717%	3/15/2062	80	78
[2]	Benchmark Mortgage Trust Class A4 Series 2019-B13	2.952%	8/15/2057	280	264
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/2051	100	99
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/2051	325	321
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B3	4.025%	4/10/2051	225	223
[2,4]	Benchmark Mortgage Trust Class A5 Series 2018-B4	4.121%	7/15/2051	350	347
[2]	Benchmark Mortgage Trust Class A5 Series 2018-B8	4.232%	1/15/2052	125	123
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B14	3.049%	12/15/2062	225	212
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B15	2.928%	12/15/2072	230	215
[2]	Benchmark Mortgage Trust Class A5 Series 2019-B9	4.016%	3/15/2052	105	103
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B16	2.732%	2/15/2053	100	93
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B17	2.289%	3/15/2053	100	90
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B20	2.034%	10/15/2053	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B21	1.978%	12/17/2053	125	110
[2]	Benchmark Mortgage Trust Class A5 Series 2020-B22	1.973%	1/15/2054	100	87
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B23	2.070%	2/15/2054	225	197
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B24	2.584%	3/15/2054	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.577%	4/15/2054	125	112
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B25	2.847%	4/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B26	2.613%	6/15/2054	75	67
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B28	2.224%	8/15/2054	100	88
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B29	2.388%	9/15/2054	50	44
[2]	Benchmark Mortgage Trust Class A5 Series 2021-B30	2.576%	11/15/2054	200	179
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B32	3.002%	1/15/2055	275	245
[2]	Benchmark Mortgage Trust Class A5 Series 2022-B33	3.458%	3/15/2055	75	69
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B34	3.786%	4/15/2055	50	47
[2,4]	Benchmark Mortgage Trust Class A5 Series 2022-B36	4.470%	7/15/2055	100	98
[2]	Benchmark Mortgage Trust Class A5 Series 2023-B39	5.754%	7/15/2056	175	186
[2]	Benchmark Mortgage Trust Class A5 Series 2025-B41	5.407%	7/15/2068	54	56
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/2051	50	49
[2,4]	Benchmark Mortgage Trust Class AM Series 2018-B4	4.311%	7/15/2051	75	73
[2]	Benchmark Mortgage Trust Class AM Series 2019-B10	3.979%	3/15/2062	50	48
[2,4]	Benchmark Mortgage Trust Class AM Series 2020-B16	2.944%	2/15/2053	25	23
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B2	4.084%	2/15/2051	150	145
[2]	Benchmark Mortgage Trust Class AS Series 2018-B6	4.441%	10/10/2051	25	24
[2,4]	Benchmark Mortgage Trust Class AS Series 2018-B8	4.532%	1/15/2052	50	48
[2]	Benchmark Mortgage Trust Class AS Series 2019-B11	3.784%	5/15/2052	75	70
[2]	Benchmark Mortgage Trust Class AS Series 2020-B17	2.583%	3/15/2053	30	27
[2]	Benchmark Mortgage Trust Class AS Series 2020-B19	2.148%	9/15/2053	25	21
[2]	Benchmark Mortgage Trust Class AS Series 2020-B20	2.375%	10/15/2053	10	9
[2,4]	Benchmark Mortgage Trust Class AS Series 2020-IG1	2.909%	9/15/2043	50	42
[2]	Benchmark Mortgage Trust Class AS Series 2021-B23	2.274%	2/15/2054	75	62

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Benchmark Mortgage Trust Class AS Series 2021-B24	2.780%	3/15/2054	25	22
[2,4]	Benchmark Mortgage Trust Class AS Series 2022-B32	3.527%	1/15/2055	75	66
[2]	Benchmark Mortgage Trust Class AS Series 2023-B39	6.250%	7/15/2056	50	53
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V2	6.537%	5/15/2055	25	26
[2,4]	Benchmark Mortgage Trust Class AS Series 2023-V3	7.097%	7/15/2056	60	63
[2,4]	Benchmark Mortgage Trust Class AS Series 2024-V10	5.725%	9/15/2057	100	103
[2]	Benchmark Mortgage Trust Class AS Series 2025-B41	5.754%	7/15/2068	26	27
[2,4]	BMO Mortgage Trust Class A3 Series 2023-5C1	6.534%	8/15/2056	400	420
[2]	BMO Mortgage Trust Class A3 Series 2024-5C3	5.739%	2/15/2057	50	52
[2,4]	BMO Mortgage Trust Class A5 Series 2022-C1	3.374%	2/15/2055	50	46
[2]	BMO Mortgage Trust Class A5 Series 2022-C3	5.313%	9/15/2054	200	206
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C4	5.117%	2/15/2056	50	51
[2]	BMO Mortgage Trust Class A5 Series 2023-C5	5.765%	6/15/2056	50	53
[2,4]	BMO Mortgage Trust Class A5 Series 2023-C6	5.956%	9/15/2056	100	107
[2,4]	BMO Mortgage Trust Class A5 Series 2024-C10	5.478%	11/15/2057	100	105
[2]	BMO Mortgage Trust Class A5 Series 2024-C9	5.759%	7/15/2057	90	96
[2]	BMO Mortgage Trust Class A5 Series 2025-C11	5.687%	2/15/2058	200	212
[2,3]	BMO Mortgage Trust Class A5 Series 2025-C13	5.353%	10/15/2058	350	362
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	7.355%	8/15/2056	300	318
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C1	6.550%	9/15/2056	40	43
[2,4]	BMO Mortgage Trust Class AS Series 2023-5C2	7.485%	11/15/2056	200	213
[2,4]	BMO Mortgage Trust Class AS Series 2023-C5	6.162%	6/15/2056	25	26
[2,4]	BMO Mortgage Trust Class AS Series 2023-C7	6.674%	12/15/2056	200	221
[2,4]	BMO Mortgage Trust Class AS Series 2024-5C4	6.866%	5/15/2057	300	319
[2,4]	BMO Mortgage Trust Class B Series 2024-5C4	7.252%	5/15/2057	300	313
[2]	BMW Vehicle Lease Trust Class A3 Series 2023-2	5.990%	9/25/2026	2	2
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-1	4.980%	3/25/2027	85	85
[2]	BMW Vehicle Lease Trust Class A3 Series 2024-2	4.180%	10/25/2027	90	90
[2]	BMW Vehicle Lease Trust Class A3 Series 2025-1	4.430%	6/26/2028	200	202
[2]	BMW Vehicle Lease Trust Class A4 Series 2023-2	5.980%	2/25/2027	25	25
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-1	5.000%	6/25/2027	50	50
[2]	BMW Vehicle Lease Trust Class A4 Series 2024-2	4.210%	2/25/2028	95	95
[2]	BMW Vehicle Lease Trust Class A4 Series 2025-1	4.490%	10/25/2028	50	51
[2]	BMW Vehicle Owner Trust Class A3 Series 2023-A	5.470%	2/25/2028	14	15
[2]	BMW Vehicle Owner Trust Class A3 Series 2024-A	5.180%	2/26/2029	200	202
[2]	BMW Vehicle Owner Trust Class A3 Series 2025-A	4.560%	9/25/2029	125	126
[2]	BMW Vehicle Owner Trust Class A4 Series 2023-A	5.250%	11/26/2029	7	7
[2]	BMW Vehicle Owner Trust Class A4 Series 2025-A	4.660%	12/27/2032	75	76
[2]	Bridgecrest Lending Auto Securitization Trust Class A3 Series 2024-3	5.340%	4/17/2028	81	81
[2]	Cantor Commercial Real Estate Lending Class A4 Series 2019-CF3	3.006%	1/15/2053	135	126
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF1	3.786%	5/15/2052	125	122
[2]	Cantor Commercial Real Estate Lending Class A5 Series 2019-CF2	2.874%	11/15/2052	140	132
[2]	Cantor Commercial Real Estate Lending Class AS Series 2019-CF3	3.298%	1/15/2053	60	54
[2]	Capital One Multi-Asset Execution Trust Class A Series 2023-A1	4.420%	5/15/2028	300	301
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A1	3.820%	9/16/2030	326	326
[2]	Capital One Multi-Asset Execution Trust Class A Series 2025-A2	4.020%	9/15/2032	147	147
[2]	Capital One Multi-Asset Execution Trust Class A2 Series 2021-A2	1.390%	7/15/2030	450	420
[2]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/2028	300	295
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-1	3.170%	4/15/2027	16	16
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/2027	19	19
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2023-1	4.870%	2/15/2028	13	13
[2]	Capital One Prime Auto Receivables Trust Class A3 Series 2024-1	4.620%	7/16/2029	90	91
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-1	3.320%	9/15/2027	50	50
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/2028	25	25
[2]	Capital One Prime Auto Receivables Trust Class A4 Series 2024-1	4.660%	1/15/2030	40	41
[2]	CarMax Auto Owner Trust Class A3 Series 2022-1	1.470%	12/15/2026	3	3
[2]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/2027	7	7
[2]	CarMax Auto Owner Trust Class A3 Series 2023-2	5.050%	1/18/2028	46	46
[2]	CarMax Auto Owner Trust Class A3 Series 2023-3	5.280%	5/15/2028	32	32
[2]	CarMax Auto Owner Trust Class A3 Series 2024-1	4.920%	10/16/2028	50	50
[2]	CarMax Auto Owner Trust Class A3 Series 2024-3	4.890%	7/16/2029	250	253
[2]	CarMax Auto Owner Trust Class A3 Series 2025-3	4.350%	7/15/2030	100	101
[2]	CarMax Auto Owner Trust Class A4 Series 2022-1	1.700%	8/16/2027	50	50
[2]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/2029	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-2	5.010%	11/15/2028	25	25
[2]	CarMax Auto Owner Trust Class A4 Series 2023-3	5.260%	2/15/2029	20	20
[2]	CarMax Auto Owner Trust Class A4 Series 2023-4	5.960%	5/15/2029	50	52
[2]	CarMax Auto Owner Trust Class A4 Series 2024-4	4.640%	4/15/2030	80	81
[2]	CarMax Auto Owner Trust Class A4 Series 2025-3	4.470%	1/15/2031	100	101
[2]	CarMax Select Receivables Trust Class A3 Series 2025-B	4.120%	3/15/2030	30	30

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P2	4.550%	8/12/2030	200	202
[2]	Carvana Auto Receivables Trust Class A3 Series 2025-P3	4.040%	11/11/2030	60	60
[2]	Carvana Auto Receivables Trust Class A4 Series 2025-P2	4.750%	6/10/2031	116	118
[2]	CD Mortgage Trust Class A3 Series 2019-CD8	2.657%	8/15/2057	38	36
[2]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/2049	150	146
[2,4]	CD Mortgage Trust Class A4 Series 2016-CD2	3.526%	11/10/2049	100	97
[2]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/2050	144	140
[2]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/2051	75	74
[2]	CD Mortgage Trust Class A4 Series 2019-CD8	2.912%	8/15/2057	450	416
[2]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/2050	125	123
[2,4]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/2050	75	73
[2]	CD Mortgage Trust Class AS Series 2017-CD3	3.833%	2/10/2050	31	27
[2]	CD Mortgage Trust Class ASB Series 2017-CD6	3.332%	11/13/2050	20	20
[2]	CD Mortgage Trust Class ASB Series 2018-CD7	4.213%	8/15/2051	6	6
[2]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C3	3.865%	1/10/2048	111	110
[2,4]	CFCRE Commercial Mortgage Trust Class A3 Series 2016-C6	3.217%	11/10/2049	250	247
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/2058	150	149
[2]	CFCRE Commercial Mortgage Trust Class A4 Series 2017-C8	3.572%	6/15/2050	50	49
[2]	CFCRE Commercial Mortgage Trust Class AM Series 2016-C4	3.691%	5/10/2058	100	99
[2]	CGMS Commercial Mortgage Trust Class A4 Series 2017-B1	3.458%	8/15/2050	250	246
[2,4]	CGMS Commercial Mortgage Trust Class AS Series 2017-B1	3.711%	8/15/2050	50	49
[2]	Chase Issuance Trust Class A Series 2023-A1	5.160%	9/15/2028	120	121
[2]	Chase Issuance Trust Class A Series 2023-A2	5.080%	9/15/2030	100	103
[2]	Chase Issuance Trust Class A Series 2024-A1	4.600%	1/16/2029	200	202
[2]	Chase Issuance Trust Class A Series 2024-A2	4.630%	1/15/2031	100	102
[2]	Chase Issuance Trust Class A Series 2025-A1	4.160%	7/15/2030	1,250	1,258
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A1	4.300%	6/21/2030	150	152
[2]	Citibank Credit Card Issuance Trust Class A Series 2025-A2	4.490%	6/21/2032	100	102
[2]	Citibank Credit Card Issuance Trust Class A3 Series 2007-A3	6.150%	6/15/2039	100	110
[2]	Citibank Credit Card Issuance Trust Class A7 Series 2018-A7	3.960%	10/13/2030	200	200
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2016-P4	2.646%	7/10/2049	150	148
[2]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-C4	3.209%	10/12/2050	83	81
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/2048	17	16
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-C1	3.209%	5/10/2049	125	124
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC37	3.314%	4/10/2049	50	50
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-P4	2.902%	7/10/2049	75	74
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/2050	250	246
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-B2	4.009%	3/10/2051	275	272
[2]	Citigroup Commercial Mortgage Trust Class A4 Series 2019-GC43	3.038%	11/10/2052	275	257
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2016-GC36	3.616%	2/10/2049	475	472
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2019-GC41	2.869%	8/10/2056	225	211
[2]	Citigroup Commercial Mortgage Trust Class A5 Series 2020-GC46	2.717%	2/15/2053	110	102
[2,4]	Citigroup Commercial Mortgage Trust Class A5 Series 2022-GC48	4.742%	5/15/2054	75	75
[2]	Citigroup Commercial Mortgage Trust Class AAB Series 2016-C1	3.003%	5/10/2049	1	1
[2]	Citigroup Commercial Mortgage Trust Class AS Series 2017-C4	3.764%	10/12/2050	50	48
[2,4]	Citigroup Commercial Mortgage Trust Class AS Series 2020-GC46	2.918%	2/15/2053	45	41
[2,4]	Citigroup Commercial Mortgage Trust Class B Series 2015-GC29	3.758%	4/10/2048	46	45
[2]	CNH Equipment Trust Class A3 Series 2022-A	2.940%	7/15/2027	16	16
[2]	CNH Equipment Trust Class A3 Series 2023-A	4.810%	8/15/2028	40	40
[2]	CNH Equipment Trust Class A3 Series 2023-B	5.600%	2/15/2029	44	44
[2]	CNH Equipment Trust Class A3 Series 2024-A	4.770%	6/15/2029	50	50
[2]	CNH Equipment Trust Class A3 Series 2025-B	4.300%	10/15/2030	100	101
[2]	CNH Equipment Trust Class A4 Series 2024-C	4.120%	3/15/2032	50	50
[2]	CNH Equipment Trust Class A4 Series 2025-B	4.430%	1/18/2033	100	101
[2]	COMM Mortgage Trust Class A3 Series 2017-COR2	3.510%	9/10/2050	35	34
[2]	COMM Mortgage Trust Class A3 Series 2018-COR3	4.228%	5/10/2051	125	123
[2]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/2048	11	11
[2]	COMM Mortgage Trust Class A5 Series 2019-GC44	2.950%	8/15/2057	115	109
[2]	COMM Mortgage Trust Class AM Series 2013-CR12	4.300%	10/10/2046	16	15
[2]	COMM Mortgage Trust Class AM Series 2019-GC44	3.263%	8/15/2057	50	47
[2,4]	COMM Mortgage Trust Class B Series 2013-CR12	4.762%	10/10/2046	25	13
[2,4]	COMM Mortgage Trust Class B Series 2014-CR15	4.017%	2/10/2047	14	14
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2019-C16	3.329%	6/15/2052	275	265
[2]	CSAIL Commercial Mortgage Trust Class A3 Series 2021-C20	2.805%	3/15/2054	250	229
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C3	3.718%	8/15/2048	1	1
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2017-C8	3.392%	6/15/2050	150	147
[2,4]	CSAIL Commercial Mortgage Trust Class A4 Series 2018-CX12	4.224%	8/15/2051	25	25
[2]	CSAIL Commercial Mortgage Trust Class A4 Series 2019-C15	4.053%	3/15/2052	225	222
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/2049	200	198
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX10	3.458%	11/15/2050	150	145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	CSAIL Commercial Mortgage Trust Class A5 Series 2017-CX9	3.446%	9/15/2050	50	49
[2,4]	CSAIL Commercial Mortgage Trust Class A5 Series 2018-CX11	4.033%	4/15/2051	275	273
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2015-C1	3.791%	4/15/2050	43	43
[2,4]	CSAIL Commercial Mortgage Trust Class AS Series 2021-C20	3.076%	3/15/2054	50	44
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C1	3.958%	4/15/2050	50	48
[2,4]	CSAIL Commercial Mortgage Trust Class B Series 2015-C3	3.955%	8/15/2048	50	47
[2]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/2051	100	100
[2]	DBJPM Mortgage Trust Class A4 Series 2016-C1	3.276%	5/10/2049	75	74
[2]	DBJPM Mortgage Trust Class A5 Series 2016-C3	2.890%	8/10/2049	100	99
[2]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/2050	100	98
[2]	DBJPM Mortgage Trust Class A5 Series 2020-C9	1.926%	8/15/2053	50	45
[2,4]	DBJPM Mortgage Trust Class AM Series 2017-C6	3.561%	6/10/2050	50	48
[2]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/2027	225	225
[2]	Discover Card Execution Note Trust Class A Series 2023-A1	4.310%	3/15/2028	300	300
[2]	Discover Card Execution Note Trust Class A Series 2023-A2	4.930%	6/15/2028	275	277
[2]	Drive Auto Receivables Trust Class A3 Series 2024-2	4.500%	9/15/2028	40	40
[2]	Drive Auto Receivables Trust Class D Series 2021-2	1.390%	3/15/2029	16	16
[2]	Exeter Automobile Receivables Trust Class A3 Series 2025-1A	4.670%	8/15/2028	150	150
[2]	Exeter Automobile Receivables Trust Class B Series 2024-4A	5.290%	8/15/2030	100	101
[2]	Exeter Automobile Receivables Trust Class B Series 2024-5A	4.480%	4/16/2029	20	20
[2]	Exeter Automobile Receivables Trust Class C Series 2023-1A	5.820%	2/15/2028	6	6
[2]	Exeter Automobile Receivables Trust Class C Series 2023-4A	6.510%	8/15/2028	19	19
[2]	Exeter Automobile Receivables Trust Class D Series 2021-3A	1.550%	6/15/2027	17	17
[2]	Exeter Automobile Receivables Trust Class D Series 2022-1A	3.020%	6/15/2028	30	30
[2]	Exeter Automobile Receivables Trust Class D Series 2022-2A	4.560%	7/17/2028	23	23
[1,2]	Fannie Mae-Aces Class 2A2 Series 2019-M21	2.350%	2/25/2031	28	26
[1,2,4]	Fannie Mae-Aces Class 2A2 Series 2021-M13	1.680%	3/25/2033	200	166
[1,2]	Fannie Mae-Aces Class 3A2 Series 2019-M18	2.577%	9/25/2031	84	77
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M10	3.092%	4/25/2027	46	46
[1,2,4]	Fannie Mae-Aces Class A2 Series 2015-M15	2.923%	10/25/2025	25	25
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M11	2.369%	7/25/2026	171	168
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M12	2.515%	9/25/2026	209	206
[1,2,4]	Fannie Mae-Aces Class A2 Series 2016-M13	2.609%	9/25/2026	50	49
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M3	2.702%	2/25/2026	43	42
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M4	2.576%	3/25/2026	51	51
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M5	2.469%	4/25/2026	157	155
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M7	2.499%	9/25/2026	38	37
[1,2]	Fannie Mae-Aces Class A2 Series 2016-M9	2.292%	6/25/2026	244	241
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M1	2.498%	10/25/2026	131	129
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M12	3.163%	6/25/2027	175	172
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M14	2.904%	11/25/2027	55	53
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M2	2.982%	2/25/2027	93	92
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M4	2.659%	12/25/2026	113	111
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M5	3.109%	4/25/2029	36	35
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M7	2.961%	2/25/2027	192	189
[1,2,4]	Fannie Mae-Aces Class A2 Series 2017-M8	3.061%	5/25/2027	350	345
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M12	3.747%	8/25/2030	50	49
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M13	3.875%	9/25/2030	142	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M14	3.697%	8/25/2028	159	157
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M2	3.002%	1/25/2028	368	360
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M3	3.160%	2/25/2030	43	41
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M4	3.159%	3/25/2028	116	114
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M7	3.127%	3/25/2028	88	87
[1,2,4]	Fannie Mae-Aces Class A2 Series 2018-M10	3.466%	7/25/2028	121	119
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M1	3.661%	9/25/2028	142	140
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M12	2.885%	6/25/2029	383	368
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M18	2.469%	8/25/2029	226	214
[1,2,4]	Fannie Mae-Aces Class A2 Series 2019-M2	3.743%	11/25/2028	175	172
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M22	2.522%	8/25/2029	328	310
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M4	3.610%	2/25/2031	260	253
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M5	3.273%	2/25/2029	185	181
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M7	3.143%	4/25/2029	178	172
[1,2]	Fannie Mae-Aces Class A2 Series 2019-M9	2.937%	6/25/2029	217	210
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M1	2.444%	10/25/2029	950	888
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M14	1.784%	5/25/2030	234	211
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M29	1.492%	5/25/2030	100	89
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M42	1.270%	7/25/2030	10	9
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M46	1.323%	5/25/2030	244	219
[1,2]	Fannie Mae-Aces Class A2 Series 2020-M5	2.210%	1/25/2030	107	99
[1,2,4]	Fannie Mae-Aces Class A2 Series 2020-M52	1.363%	10/25/2030	270	237

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1	1.432%	11/25/2030	60	52
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M11	1.506%	3/25/2031	225	195
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M13	1.652%	4/25/2031	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M19	1.797%	10/25/2031	275	239
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M1G	1.517%	11/25/2030	50	44
[1,2,4]	Fannie Mae-Aces Class A2 Series 2021-M3G	1.286%	1/25/2031	225	195
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1	1.724%	10/25/2031	325	280
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M10	1.992%	1/25/2032	225	197
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M1G	1.583%	9/25/2031	75	65
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M3	1.764%	11/25/2031	100	86
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M4	2.290%	5/25/2030	150	139
[1,2,4]	Fannie Mae-Aces Class A2 Series 2022-M8	2.001%	12/25/2031	150	130
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M1S	4.648%	4/25/2033	140	141
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M6	4.190%	7/25/2028	134	134
[1,2,4]	Fannie Mae-Aces Class A2 Series 2023-M8	4.625%	3/25/2033	50	50
[1,2,4]	Fannie Mae-Aces Class ATS2 Series 2017-M15	3.206%	11/25/2027	224	221
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K-171	4.400%	5/30/2063	100	99
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K543	4.329%	6/25/2030	100	101
[1,2,4]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K547	4.421%	5/25/2030	75	76
[1,2]	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Class A2 Series K761	4.400%	6/25/2032	700	705
[1,2]	Federal National Mortgage Association-ACES Class A2 Series 2025-M4	4.389%	8/25/2035	100	99
[2]	Fifth Third Auto Trust Class A3 Series 2023-1	5.530%	8/15/2028	75	76
[2]	Fifth Third Auto Trust Class A4 Series 2023-1	5.520%	2/17/2031	20	20
[2]	First National Master Note Trust Class A Series 2023-2	5.770%	9/15/2029	50	51
[2]	Ford Credit Auto Lease Trust Class A3 Series 2023-B	5.910%	10/15/2026	3	3
[2]	Ford Credit Auto Lease Trust Class A3 Series 2025-A	4.720%	6/15/2028	150	151
[2]	Ford Credit Auto Lease Trust Class A3 Series 2025-B	4.230%	12/15/2028	200	201
[2]	Ford Credit Auto Lease Trust Class A4 Series 2023-B	5.870%	1/15/2027	50	50
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-A	4.780%	2/15/2029	150	152
[2]	Ford Credit Auto Lease Trust Class A4 Series 2025-B	4.300%	8/15/2029	100	100
[2]	Ford Credit Auto Owner Trust Class A3 Series 2022-C	4.480%	12/15/2026	9	9
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-A	4.650%	2/15/2028	26	26
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-B	5.230%	5/15/2028	37	37
[2]	Ford Credit Auto Owner Trust Class A3 Series 2023-C	5.530%	9/15/2028	89	90
[2]	Ford Credit Auto Owner Trust Class A3 Series 2024-A	5.090%	12/15/2028	200	202
[2]	Ford Credit Auto Owner Trust Class A3 Series 2025-B	3.910%	4/15/2030	120	120
[2]	Ford Credit Auto Owner Trust Class A4 Series 2022-C	4.590%	12/15/2027	100	100
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-A	4.560%	12/15/2028	25	25
[2]	Ford Credit Auto Owner Trust Class A4 Series 2023-C	5.490%	5/15/2029	50	51
[2]	Ford Credit Auto Owner Trust Class A4 Series 2024-A	5.010%	9/15/2029	260	265
[2]	Ford Credit Auto Owner Trust Class A4 Series 2025-B	3.950%	7/15/2031	40	40
[2]	Ford Credit Floorplan Master Owner Trust Class A Series 2018-4	4.060%	11/15/2030	100	100
[2]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2025-1	4.630%	4/15/2030	100	101
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-168	4.130%	12/25/2034	200	195
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K-169	4.660%	12/25/2034	300	305
[1,2,4]	Freddie Mac Multifamily Mortgage Trust Class A2 Series K759	4.800%	1/25/2032	500	515
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K080	3.736%	4/25/2028	44	44
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K087	3.591%	10/25/2027	22	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K121	0.995%	8/25/2030	21	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K122	0.863%	5/25/2030	12	11
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K129	1.342%	9/25/2030	42	39
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K143	2.711%	4/25/2055	96	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 Series K1520	2.007%	7/25/2035	48	42
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K052	3.151%	11/25/2025	59	59
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K053	2.995%	12/25/2025	49	49
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K056	2.525%	5/25/2026	140	139
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K058	2.653%	8/25/2026	100	99
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K064	3.224%	3/25/2027	300	297
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K065	3.243%	4/25/2027	433	428
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K066	3.117%	6/25/2027	150	148
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K067	3.194%	7/25/2027	500	493
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K068	3.244%	8/25/2027	125	124
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K069	3.187%	9/25/2027	195	192
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K070	3.303%	11/25/2027	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K071	3.286%	11/25/2027	225	222
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K072	3.444%	12/25/2027	100	99

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K073	3.350%	1/25/2028	125	123
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K074	3.600%	1/25/2028	225	223
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K075	3.650%	2/25/2028	150	149
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K076	3.900%	4/25/2028	350	350
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K078	3.854%	6/25/2028	100	100
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K079	3.926%	6/25/2028	25	25
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K080	3.926%	7/25/2028	175	175
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K081	3.900%	8/25/2028	350	350
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K082	3.920%	9/25/2028	75	75
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K083	4.050%	9/25/2028	1,700	1,705
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K084	3.780%	10/25/2028	275	274
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K085	4.060%	10/25/2028	225	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K087	3.771%	12/25/2028	400	398
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K088	3.690%	1/25/2029	275	273
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K089	3.563%	1/25/2029	25	25
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K090	3.422%	2/25/2029	200	197
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K091	3.505%	3/25/2029	450	444
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K092	3.298%	4/25/2029	225	220
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K093	2.982%	5/25/2029	396	384
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K094	2.903%	6/25/2029	275	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K095	2.785%	6/25/2029	275	264
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K096	2.519%	7/25/2029	225	214
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K098	2.425%	8/25/2029	450	426
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K099	2.595%	9/25/2029	210	200
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K101	2.524%	10/25/2029	370	350
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K102	2.537%	10/25/2029	350	332
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K103	2.651%	11/25/2029	300	285
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K104	2.253%	1/25/2030	445	415
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K105	1.872%	1/25/2030	95	87
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K106	2.069%	1/25/2030	1,300	1,202
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K107	1.639%	1/25/2030	100	91
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K108	1.517%	3/25/2030	150	135
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K109	1.558%	4/25/2030	425	383
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K110	1.477%	4/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K111	1.350%	5/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K114	1.366%	6/25/2030	125	111
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K116	1.378%	7/25/2030	320	283
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K117	1.406%	8/25/2030	25	22
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K118	1.493%	9/25/2030	400	355
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K120	1.500%	10/25/2030	300	265
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K121	1.547%	10/25/2030	175	155
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K122	1.521%	11/25/2030	175	154
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K124	1.658%	12/25/2030	150	133
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K125	1.846%	1/25/2031	700	626
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K126	2.074%	1/25/2031	250	226
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K127	2.108%	1/25/2031	425	385
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K128	2.020%	3/25/2031	250	225
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K129	1.914%	5/25/2031	400	357
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K130	1.723%	6/25/2031	150	132
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K131	1.853%	7/25/2031	400	354
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K132	2.023%	8/25/2031	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K133	2.096%	9/25/2031	200	178
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K134	2.243%	10/25/2031	200	179
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K135	2.154%	10/25/2031	125	112
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K138	2.476%	1/25/2032	150	136
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K140	2.250%	1/25/2032	100	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K143	2.350%	3/25/2032	100	90
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K148	3.500%	7/25/2032	700	668
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-150	3.710%	9/25/2032	1,000	965
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1510	3.718%	1/25/2031	75	73
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1511	3.470%	3/25/2031	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1514	2.859%	10/25/2034	225	198
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1515	1.940%	2/25/2035	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1516	1.721%	5/25/2035	225	176
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1517	1.716%	7/25/2035	25	20
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1518	1.860%	10/25/2035	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1519	2.013%	12/25/2035	100	79
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K152	3.080%	1/25/2031	100	95
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1520	2.438%	2/25/2036	200	165
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	150	119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	150	121
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K155	3.750%	11/25/2032	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-156	4.430%	2/25/2033	75	76
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K157	3.990%	5/25/2033	75	74
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-157	4.200%	5/25/2033	175	174
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K158	3.900%	12/25/2030	100	99
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K159	3.950%	11/25/2030	50	49
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-159	4.500%	7/25/2033	140	141
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-160	4.500%	8/25/2033	200	202
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-161	4.900%	10/25/2033	100	104
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-164	5.000%	5/25/2034	200	208
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-165	4.489%	9/25/2034	205	206
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-167	4.760%	10/25/2034	300	307
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K505	4.819%	6/25/2028	140	143
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K506	4.650%	8/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K507	4.800%	9/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K508	4.740%	8/25/2028	150	153
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K509	4.850%	9/25/2028	100	102
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K510	5.069%	10/25/2028	100	103
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-511	4.860%	10/25/2028	50	51
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K512	5.000%	11/25/2028	50	51
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K513	4.724%	12/25/2028	100	102
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K515	5.400%	1/25/2029	150	156
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-516	5.477%	1/25/2029	150	156
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K517	5.355%	1/25/2029	200	208
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K518	5.400%	1/25/2029	200	208
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K520	5.180%	3/25/2029	205	212
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K524	4.720%	5/25/2029	123	126
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K526	4.543%	7/25/2029	250	254
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K533	4.230%	12/25/2029	100	101
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K576	4.963%	5/25/2031	200	208
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K734	3.208%	2/25/2026	241	240
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K735	2.862%	5/25/2026	476	472
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K738	1.545%	1/25/2027	100	97
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K739	1.336%	9/25/2027	25	24
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K742	1.760%	3/25/2028	200	190
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K743	1.770%	5/25/2028	125	118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K744	1.712%	7/25/2028	95	90
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K745	1.657%	8/25/2028	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K746	2.031%	9/25/2028	150	142
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K747	2.050%	11/25/2028	125	118
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K751	4.412%	3/25/2030	150	152
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K752	4.284%	7/25/2030	140	141
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K753	4.400%	10/25/2030	200	203
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K754	4.940%	11/25/2030	100	104
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K757	4.456%	8/25/2031	225	228
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K758	4.680%	10/25/2031	700	717
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K760	4.550%	1/25/2032	50	51
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series KW01	2.853%	1/25/2026	89	89
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1510	3.794%	1/25/2034	395	377
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1511	3.542%	3/25/2034	225	211
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/2034	335	294
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K154	3.459%	11/25/2032	50	47
[1,2]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K155	3.750%	4/25/2033	200	192
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K157	3.990%	8/25/2033	75	73
[1,2,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class AM Series K749	2.120%	4/25/2029	50	47
[1,2,4]	FREMF Mortgage Trust Class A2 Series K541	4.348%	2/25/2030	650	657
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2023-3	5.380%	11/20/2026	5	5
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-1	5.090%	3/22/2027	62	62
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/2027	300	302
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-3	4.210%	10/20/2027	70	70
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2025-1	4.660%	2/21/2028	200	202
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2025-3	4.170%	8/21/2028	92	92
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-1	5.090%	2/22/2028	25	25
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2024-3	4.220%	10/20/2028	65	65
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-1	4.700%	2/20/2029	100	101
[2]	GM Financial Automobile Leasing Trust Class A4 Series 2025-3	4.200%	8/20/2029	38	38
[2]	GM Financial Automobile Leasing Trust Class B Series 2023-2	5.540%	5/20/2027	20	20
[2]	GM Financial Automobile Leasing Trust Class B Series 2024-1	5.330%	3/20/2028	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-2	3.100%	2/16/2027	4	4

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/2027	7	7
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/2028	25	25
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/2028	27	27
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-3	5.450%	6/16/2028	22	22
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-4	5.780%	8/16/2028	44	44
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2024-3	5.130%	4/16/2029	200	203
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-1	4.620%	12/17/2029	100	101
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2025-3	4.180%	8/16/2030	100	101
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-2	4.430%	10/16/2028	50	50
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-3	5.340%	12/18/2028	18	18
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-4	5.710%	2/16/2029	50	51
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-3	5.090%	11/16/2029	200	204
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2024-4	4.440%	4/16/2030	80	81
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-1	4.730%	8/16/2030	100	102
[2]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2025-3	4.300%	9/16/2031	25	25
[2]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/2050	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/2048	40	40
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS2	3.050%	5/10/2049	75	74
[2]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/2049	200	198
[2,4]	GS Mortgage Securities Trust Class A4 Series 2016-GS4	3.442%	11/10/2049	75	74
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS5	3.674%	3/10/2050	150	148
[2]	GS Mortgage Securities Trust Class A4 Series 2017-GS7	3.430%	8/10/2050	261	256
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC39	3.567%	5/10/2052	100	96
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/2052	150	142
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GC42	3.001%	9/10/2052	275	258
[2]	GS Mortgage Securities Trust Class A4 Series 2019-GSA1	3.048%	11/10/2052	125	119
[2]	GS Mortgage Securities Trust Class A5 Series 2014-GC22	3.862%	6/10/2047	10	10
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC45	2.911%	2/13/2053	125	117
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GC47	2.377%	5/12/2053	75	69
[2]	GS Mortgage Securities Trust Class A5 Series 2020-GSA2	2.012%	12/12/2053	125	110
[2,4]	GS Mortgage Securities Trust Class AS Series 2016-GS4	3.645%	11/10/2049	50	49
[2,4]	GS Mortgage Securities Trust Class AS Series 2017-GS5	3.826%	3/10/2050	50	48
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS6	3.638%	5/10/2050	100	95
[2]	GS Mortgage Securities Trust Class AS Series 2017-GS7	3.663%	8/10/2050	70	68
[2]	GS Mortgage Securities Trust Class AS Series 2019-GC42	3.212%	9/10/2052	50	46
[2,4]	GS Mortgage Securities Trust Class AS Series 2020-GC45	3.173%	2/13/2053	35	32
[2]	GS Mortgage Securities Trust Class AS Series 2020-GSA2	2.224%	12/12/2053	25	21
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.527%	9/10/2047	25	24
[2,4]	GS Mortgage Securities Trust Class B Series 2014-GC26	4.215%	11/10/2047	47	45
[2,4]	GS Mortgage Securities Trust Class C Series 2017-GS6	4.322%	5/10/2050	10	7
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-A	5.050%	12/15/2027	22	22
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2023-B	5.690%	8/15/2028	39	40
[2]	Harley-Davidson Motorcycle Trust Class A3 Series 2024-B	4.310%	7/16/2029	45	45
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2022-A	3.260%	1/15/2030	23	23
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-A	4.970%	6/17/2030	50	50
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2023-B	5.780%	4/15/2031	50	51
[2]	Harley-Davidson Motorcycle Trust Class A4 Series 2024-B	4.280%	4/15/2032	100	100
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/2026	3	3
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-1	5.040%	4/21/2027	19	19
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-2	4.930%	11/15/2027	17	17
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2023-4	5.670%	6/21/2028	175	177
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-1	5.210%	8/15/2028	99	100
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/2028	200	203
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-3	4.570%	3/21/2029	300	302
[2]	Honda Auto Receivables Owner Trust Class A3 series 2024-4	4.330%	5/15/2029	30	30
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2025-3	4.040%	2/21/2030	120	120
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/2029	25	25
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2023-3	5.300%	12/18/2029	20	20
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2024-2	5.210%	7/18/2030	400	408
[2]	Honda Auto Receivables Owner Trust Class A4 Series 2025-3	4.100%	11/21/2031	38	38
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-A	4.580%	4/15/2027	25	25
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-B	5.480%	4/17/2028	29	30
[2]	Hyundai Auto Receivables Trust Class A3 Series 2023-C	5.540%	10/16/2028	48	48
[2]	Hyundai Auto Receivables Trust Class A3 Series 2024-B	4.840%	3/15/2029	112	114
[2]	Hyundai Auto Receivables Trust Class A3 Series 2025-B	4.360%	12/17/2029	100	101
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-A	4.480%	7/17/2028	25	25
[2]	Hyundai Auto Receivables Trust Class A4 Series 2023-B	5.310%	8/15/2029	13	13
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-B	4.740%	9/16/2030	150	152
[2]	Hyundai Auto Receivables Trust Class A4 Series 2024-C	4.440%	1/15/2031	55	56
[2]	Hyundai Auto Receivables Trust Class A4 Series 2025-B	4.440%	6/17/2030	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	John Deere Owner Trust Class A3 Series 2022-C	5.090%	6/15/2027	56	56
[2]	John Deere Owner Trust Class A3 Series 2023-A	5.010%	11/15/2027	29	29
[2]	John Deere Owner Trust Class A3 Series 2023-B	5.180%	3/15/2028	36	36
[2]	John Deere Owner Trust Class A3 Series 2023-C	5.480%	5/15/2028	98	99
[2]	John Deere Owner Trust Class A3 Series 2024-B	5.200%	3/15/2029	100	102
[2]	John Deere Owner Trust Class A3 Series 2025-B	4.170%	12/17/2029	100	101
[2]	John Deere Owner Trust Class A4 Series 2022-C	5.200%	9/17/2029	50	50
[2]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/2029	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-B	5.110%	5/15/2030	25	25
[2]	John Deere Owner Trust Class A4 Series 2023-C	5.390%	8/15/2030	20	20
[2]	John Deere Owner Trust Class A4 Series 2024-C	4.150%	8/15/2031	100	100
[2]	John Deere Owner Trust Class A4 Series 2025-B	4.340%	6/15/2032	50	50
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2016-JP4	3.648%	12/15/2049	100	99
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2015-JP1	3.914%	1/15/2049	67	67
[2]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2016-JP3	2.870%	8/15/2049	250	246
[2,4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2016-JP4	3.870%	12/15/2049	75	74
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/2048	1	1
[2]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C33	3.770%	12/15/2048	43	43
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/2047	4	4
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C25	3.672%	11/15/2047	23	23
[2]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/2048	107	106
[2]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C22	4.110%	9/15/2047	25	25
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C23	4.202%	9/15/2047	23	23
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C24	3.914%	11/15/2047	75	71
[2,4]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/2048	49	47
[2]	JPMBB Commercial Mortgage Securities Trust Class ASB Series 2016-C1	3.316%	3/17/2049	1	1
[2,4]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.654%	2/15/2047	15	14
[2]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C26	3.951%	1/15/2048	31	30
[2]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2019-COR5	3.386%	6/13/2052	200	189
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/2050	400	396
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/2050	100	98
[2]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2019-COR4	4.029%	3/10/2052	100	96
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2017-JP6	3.744%	7/15/2050	100	95
[2]	JPMCC Commercial Mortgage Securities Trust Class AS Series 2019-COR5	3.669%	6/13/2052	25	23
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2016-C2	3.144%	6/15/2049	75	74
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/2051	225	224
[2]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2019-COR6	3.057%	11/13/2052	175	159
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/2050	75	73
[2]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2020-COR7	2.180%	5/13/2053	50	42
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2016-C2	3.484%	6/15/2049	50	47
[2,4]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/2050	50	48
[2]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2018-C8	4.421%	6/15/2051	25	25
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2023-A	4.740%	1/15/2027	11	11
[2]	Mercedes-Benz Auto Lease Trust Class A3 Series 2025-A	4.610%	4/16/2029	100	101
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2023-A	4.710%	2/15/2029	50	50
[2]	Mercedes-Benz Auto Lease Trust Class A4 Series 2025-A	4.690%	2/18/2031	125	127
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/2027	28	28
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-2	5.950%	11/15/2028	42	42
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-1	4.800%	4/16/2029	150	151
[2]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2024-B	4.230%	2/15/2028	110	110
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-2	6.010%	1/15/2031	50	52
[2]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2024-B	4.220%	6/17/2030	60	60
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2017-C34	3.276%	11/15/2052	125	123
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C27	3.753%	12/15/2047	32	31
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C28	3.544%	1/15/2049	225	224
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/2052	150	148
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C30	2.860%	9/15/2049	200	197
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2016-C31	3.102%	11/15/2049	250	246
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2017-C33	3.599%	5/15/2050	150	148
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2025-C35	5.633%	8/15/2058	300	319
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2017-C33	3.852%	5/15/2050	100	98
[2,4]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2015-C22	3.883%	4/15/2048	50	47
[2]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/2050	50	49
[2]	Morgan Stanley Capital I Trust Class A3 Series 2019-L2	3.806%	3/15/2052	45	44
[2]	Morgan Stanley Capital I Trust Class A3 Series 2020-L4	2.698%	2/15/2053	175	163
[2]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/2048	63	63
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/2049	100	98
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/2049	200	197
[2]	Morgan Stanley Capital I Trust Class A4 Series 2016-UBS12	3.596%	12/15/2049	200	197
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-H6	3.417%	6/15/2052	250	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L2	4.071%	3/15/2052	150	147
[2]	Morgan Stanley Capital I Trust Class A4 Series 2019-L3	3.127%	11/15/2052	200	190
[2]	Morgan Stanley Capital I Trust Class A4 Series 2020-HR8	2.041%	7/15/2053	65	58
[2,4]	Morgan Stanley Capital I Trust Class A4 Series 2021-L6	2.444%	6/15/2054	75	67
[2]	Morgan Stanley Capital I Trust Class A5 Series 2017-H1	3.530%	6/15/2050	150	148
[2]	Morgan Stanley Capital I Trust Class A5 Series 2021-L7	2.574%	10/15/2054	150	133
[2,4]	Morgan Stanley Capital I Trust Class A5 Series 2022-L8	3.918%	4/15/2055	150	141
[2]	Morgan Stanley Capital I Trust Class AS Series 2016-BNK2	3.282%	11/15/2049	83	78
[2]	Morgan Stanley Capital I Trust Class AS Series 2019-H6	3.700%	6/15/2052	25	24
[2]	Morgan Stanley Capital I Trust Class AS Series 2020-L4	2.880%	2/15/2053	25	23
[2]	MSWF Commercial Mortgage Trust Class A5 Series 2023-1	5.752%	5/15/2056	100	106
[2,4]	MSWF Commercial Mortgage Trust Class A5 Series 2023-2	6.014%	12/15/2056	50	54
[2,4]	MSWF Commercial Mortgage Trust Class AS Series 2023-1	6.199%	5/15/2056	50	53
[2]	Nissan Auto Lease Trust Class A3 Series 2024-A	4.910%	4/15/2027	50	50
[2]	Nissan Auto Lease Trust Class A3 Series 2024-B	4.920%	11/15/2027	200	202
[2]	Nissan Auto Lease Trust Class A3 Series 2025-A	4.750%	3/15/2028	150	152
[2]	Nissan Auto Lease Trust Class A3 Series 2025-B	4.320%	11/15/2028	100	101
[2]	Nissan Auto Lease Trust Class A4 Series 2024-B	4.960%	8/15/2028	200	202
[2]	Nissan Auto Lease Trust Class A4 Series 2025-A	4.800%	2/15/2029	75	76
[2]	Nissan Auto Lease Trust Class A4 Series 2025-B	4.350%	7/16/2029	100	101
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2022-B	4.460%	5/17/2027	24	24
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2023-A	4.910%	11/15/2027	53	53
[2]	Nissan Auto Receivables Owner Trust Class A3 Series 2025-A	4.490%	12/17/2029	50	51
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2021-A	0.570%	9/15/2027	7	7
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2022-A	2.070%	12/17/2029	25	25
[2]	Nissan Auto Receivables Owner Trust Class A4 Series 2023-B	5.960%	10/15/2030	200	205
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-4	5.730%	4/17/2028	16	16
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2023-5	6.020%	9/15/2028	57	57
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-2	5.630%	11/15/2028	247	248
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-3	5.630%	1/16/2029	81	82
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2024-4	4.850%	1/16/2029	100	100
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-1	4.740%	1/16/2029	100	100
[2]	Santander Drive Auto Receivables Trust Class A3 Series 2025-3	4.380%	1/15/2030	200	201
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-1	4.980%	2/15/2028	1	1
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-2	5.240%	5/15/2028	15	16
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-3	5.610%	7/17/2028	19	19
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-4	5.770%	12/15/2028	20	20
[2]	Santander Drive Auto Receivables Trust Class B Series 2023-5	6.160%	12/17/2029	50	51
[2]	Santander Drive Auto Receivables Trust Class B Series 2024-2	5.780%	7/16/2029	1,000	1,015
[2]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/2029	45	45
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/2030	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-2	5.470%	12/16/2030	25	25
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-3	5.770%	11/15/2030	20	20
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-4	6.040%	12/15/2031	60	62
[2]	Santander Drive Auto Receivables Trust Class C Series 2023-5	6.430%	2/18/2031	50	52
[2]	Synchrony Card Funding LLC Class A Series 2023-A1	5.540%	7/15/2029	75	76
[2]	Synchrony Card Funding LLC Class A Series 2023-A2	5.740%	10/15/2029	200	204
[2]	Synchrony Card Funding LLC Class A Series 2024-A2	4.930%	7/15/2030	250	254
[2]	Synchrony Card Funding LLC Class A Series 2025-A2	4.490%	5/15/2031	200	202
[2]	Synchrony Card Issuance Trust Class A Series 2025-A1	4.780%	2/15/2031	200	203
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-B	2.930%	9/15/2026	3	3
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/2027	13	13
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-A	4.630%	9/15/2027	24	24
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-B	4.710%	2/15/2028	34	34
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-C	5.160%	4/17/2028	40	40
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2023-D	5.540%	8/15/2028	50	50
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-A	4.830%	10/16/2028	100	101
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-B	5.330%	1/16/2029	500	508
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2024-C	4.880%	3/15/2029	250	253
[2]	Toyota Auto Receivables Owner Trust Class A3 Series 2025-C	4.110%	3/15/2030	100	101
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-B	4.660%	9/15/2028	25	25
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-D	5.490%	3/15/2029	50	51
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-C	4.830%	11/15/2029	225	229
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2024-D	4.430%	4/15/2030	85	86
[2]	Toyota Auto Receivables Owner Trust Class A4 Series 2025-C	4.190%	1/15/2031	100	101
[2]	UBS Commercial Mortgage Trust Class A3 Series 2017-C4	3.301%	10/15/2050	91	90
[2]	UBS Commercial Mortgage Trust Class A3 Series 2018-C8	3.720%	2/15/2051	120	119
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C1	3.460%	6/15/2050	100	99
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C2	3.487%	8/15/2050	150	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C3	3.426%	8/15/2050	175	171
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C4	3.563%	10/15/2050	150	147
[2]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/2050	150	148
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C10	4.313%	5/15/2051	175	174
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C13	4.334%	10/15/2051	75	74
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C14	4.448%	12/15/2051	225	225
[2]	UBS Commercial Mortgage Trust Class A4 Series 2018-C15	4.341%	12/15/2051	125	124
[2,4]	UBS Commercial Mortgage Trust Class A4 Series 2018-C9	4.117%	3/15/2051	275	271
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C16	3.605%	4/15/2052	100	96
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C17	2.921%	10/15/2052	125	118
[2]	UBS Commercial Mortgage Trust Class A4 Series 2019-C18	3.035%	12/15/2052	75	70
[2]	UBS Commercial Mortgage Trust Class A5 Series 2017-C5	3.474%	11/15/2050	100	97
[2,4]	UBS Commercial Mortgage Trust Class A5 Series 2018-C11	4.241%	6/15/2051	125	124
[2]	UBS Commercial Mortgage Trust Class A5 Series 2018-C12	4.296%	8/15/2051	100	99
[2]	UBS Commercial Mortgage Trust Class AS Series 2017-C1	3.724%	6/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C2	3.740%	8/15/2050	50	49
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C3	3.739%	8/15/2050	75	73
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C4	3.836%	10/15/2050	62	60
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2017-C7	4.061%	12/15/2050	100	97
[2,4]	UBS Commercial Mortgage Trust Class AS Series 2018-C8	4.215%	2/15/2051	75	74
[2]	UBS Commercial Mortgage Trust Class AS Series 2019-C16	3.887%	4/15/2052	25	24
[2]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/2029	175	175
[2]	Verizon Master Trust Class A1A Series 2023-4	5.160%	6/20/2029	160	161
[2]	Verizon Master Trust Class A1A Series 2023-7	5.670%	11/20/2029	50	51
[2]	Verizon Master Trust Class A1A Series 2024-1	5.000%	12/20/2028	50	50
[2]	Verizon Master Trust Class A1A Series 2024-4	5.210%	6/20/2029	300	303
[2]	Verizon Master Trust Class A1A Series 2025-3	4.510%	3/20/2030	100	101
[2]	Verizon Master Trust Class A1A Series 2025-7	3.960%	8/20/2031	100	100
[2]	Volkswagen Auto Lease Trust Class A3 Series 2023-A	5.810%	10/20/2026	45	45
[2]	Volkswagen Auto Lease Trust Class A3 Series 2025-A	4.500%	6/20/2028	150	151
[2]	Volkswagen Auto Lease Trust Class A4 Series 2023-A	5.800%	4/20/2028	40	40
[2]	Volkswagen Auto Lease Trust Class A4 Series 2025-A	4.560%	3/20/2030	100	101
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-1	5.020%	6/20/2028	38	39
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2023-2	5.480%	12/20/2028	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A3 Series 2024-1	4.630%	7/20/2029	120	121
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2023-2	5.570%	4/22/2030	50	51
[2]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2024-1	4.670%	6/20/2031	50	51
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/2049	150	148
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-C36	2.807%	11/15/2059	41	41
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/2050	100	99
[2]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2024-5C1	5.928%	7/15/2057	200	210
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-P2	3.809%	12/15/2048	29	29
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C34	3.096%	6/15/2049	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-LC24	2.942%	10/15/2049	162	160
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/2050	150	148
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C41	3.472%	11/15/2050	250	246
[2,4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C43	4.012%	3/15/2051	275	273
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C45	4.184%	6/15/2051	200	199
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/2051	75	74
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/2061	150	151
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C51	3.311%	6/15/2052	200	189
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C53	3.040%	10/15/2052	200	190
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2019-C54	3.146%	12/15/2052	100	95
[2]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2020-C58	2.092%	7/15/2053	50	45
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2016-C37	3.794%	12/15/2049	100	99
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C38	3.453%	7/15/2050	192	189
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2017-C39	3.418%	9/15/2050	175	171
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/2051	175	174
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2019-C52	2.892%	8/15/2052	270	254
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C55	2.725%	2/15/2053	165	154
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2020-C56	2.448%	6/15/2053	50	46
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2021-C59	2.626%	4/15/2054	100	90
[2]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2024-C63	5.309%	8/15/2057	100	104
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C38	3.665%	7/15/2050	54	53
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C39	3.702%	9/15/2050	100	97
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2017-C40	3.854%	10/15/2050	25	24
[2,4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2018-C43	4.152%	3/15/2051	50	49
[2]	Wells Fargo Commercial Mortgage Trust Class AS Series 2019-C52	3.143%	8/15/2052	100	92
[2]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2016-LC24	2.825%	10/15/2049	5	5
[2]	WF Card Issuance Trust Class A Series 2024-A1	4.940%	2/15/2029	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	WF Card Issuance Trust Class A Series 2024-A2	4.290%	10/15/2029	220	222
[2]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C14	3.488%	6/15/2046	9	9
[2,4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C22	4.371%	9/15/2057	25	23
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-A	1.660%	5/17/2027	3	3
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-B	3.250%	7/15/2027	11	11
[2]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/2027	15	15
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-A	4.830%	5/15/2028	36	36
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-B	4.660%	5/15/2028	29	29
[2]	World Omni Auto Receivables Trust Class A3 Series 2023-C	5.150%	11/15/2028	19	19
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-A	4.860%	3/15/2029	75	75
[2]	World Omni Auto Receivables Trust Class A3 Series 2024-C	4.430%	12/17/2029	100	101
[2]	World Omni Auto Receivables Trust Class A3 Series 2025-C	4.080%	11/15/2030	92	92
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/2029	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2023-B	4.680%	5/15/2029	50	50
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-A	4.840%	10/15/2029	25	25
[2]	World Omni Auto Receivables Trust Class A4 Series 2024-C	4.440%	5/15/2030	60	60
[2]	World Omni Auto Receivables Trust Class A4 Series 2025-C	4.190%	11/17/2031	38	38
[2]	World Omni Select Auto Trust Class A3 Series 2023-A	5.650%	7/17/2028	37	37
[2]	World Omni Select Auto Trust Class A3 Series 2025-A	4.080%	8/15/2031	30	30
[2]	World Omni Select Auto Trust Class C Series 2023-A	6.000%	1/16/2029	25	25
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $116,186)					111,840
Corporate Bonds (25.1%)
Communications (1.7%)
	Alphabet Inc.	0.800%	8/15/2027	120	114
	Alphabet Inc.	4.000%	5/15/2030	200	201
	Alphabet Inc.	1.100%	8/15/2030	875	766
	Alphabet Inc.	4.500%	5/15/2035	275	275
	Alphabet Inc.	1.900%	8/15/2040	50	34
	Alphabet Inc.	2.050%	8/15/2050	667	379
	Alphabet Inc.	5.250%	5/15/2055	100	100
	Alphabet Inc.	2.250%	8/15/2060	218	118
	Alphabet Inc.	5.300%	5/15/2065	100	99
	America Movil SAB de CV	3.625%	4/22/2029	200	195
	America Movil SAB de CV	2.875%	5/7/2030	200	187
	America Movil SAB de CV	4.700%	7/21/2032	250	250
	America Movil SAB de CV	5.000%	1/20/2033	200	203
	America Movil SAB de CV	6.375%	3/1/2035	300	331
	America Movil SAB de CV	6.125%	11/15/2037	100	107
	America Movil SAB de CV	6.125%	3/30/2040	200	214
	America Movil SAB de CV	4.375%	7/16/2042	250	219
	America Movil SAB de CV	4.375%	4/22/2049	200	169
	AppLovin Corp.	5.125%	12/1/2029	200	205
	AppLovin Corp.	5.375%	12/1/2031	200	207
	AppLovin Corp.	5.950%	12/1/2054	150	152
	AT&T Inc.	3.800%	2/15/2027	700	697
	AT&T Inc.	2.300%	6/1/2027	450	437
	AT&T Inc.	1.650%	2/1/2028	500	473
	AT&T Inc.	4.100%	2/15/2028	402	402
	AT&T Inc.	4.350%	3/1/2029	200	201
	AT&T Inc.	4.300%	2/15/2030	460	461
	AT&T Inc.	4.700%	8/15/2030	75	76
	AT&T Inc.	2.250%	2/1/2032	618	541
	AT&T Inc.	4.550%	11/1/2032	400	398
	AT&T Inc.	2.550%	12/1/2033	472	402
	AT&T Inc.	4.500%	5/15/2035	450	434
	AT&T Inc.	5.375%	8/15/2035	100	103
	AT&T Inc.	4.900%	11/1/2035	225	223
	AT&T Inc.	5.250%	3/1/2037	550	560
	AT&T Inc.	4.900%	8/15/2037	300	293
	AT&T Inc.	4.850%	3/1/2039	480	460
	AT&T Inc.	3.500%	6/1/2041	500	400
	AT&T Inc.	4.300%	12/15/2042	271	234
	AT&T Inc.	5.550%	11/1/2045	275	272
	AT&T Inc.	4.750%	5/15/2046	723	645
	AT&T Inc.	5.150%	11/15/2046	636	596
	AT&T Inc.	4.500%	3/9/2048	400	339
	AT&T Inc.	3.650%	6/1/2051	717	518
	AT&T Inc.	3.500%	9/15/2053	1,264	873
	AT&T Inc.	5.700%	11/1/2054	275	272

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AT&T Inc.	3.550%	9/15/2055	1,725	1,188
AT&T Inc.	6.050%	8/15/2056	175	182
AT&T Inc.	5.700%	3/1/2057	50	49
AT&T Inc.	3.800%	12/1/2057	968	691
AT&T Inc.	3.650%	9/15/2059	1,104	755
AT&T Inc.	3.850%	6/1/2060	416	296
Baidu Inc.	3.625%	7/6/2027	200	199
Baidu Inc.	3.425%	4/7/2030	200	193
Baidu Inc.	2.375%	8/23/2031	200	181
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	850	865
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	100	84
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	194	189
Booking Holdings Inc.	3.550%	3/15/2028	100	99
British Telecommunications plc	9.625%	12/15/2030	516	635
Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/2028	230	227
Charter Communications Operating LLC / Charter Communications Operating Capital	2.250%	1/15/2029	500	465
Charter Communications Operating LLC / Charter Communications Operating Capital	6.100%	6/1/2029	284	298
Charter Communications Operating LLC / Charter Communications Operating Capital	2.800%	4/1/2031	230	207
Charter Communications Operating LLC / Charter Communications Operating Capital	2.300%	2/1/2032	850	727
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	4/1/2033	275	261
Charter Communications Operating LLC / Charter Communications Operating Capital	6.650%	2/1/2034	200	214
Charter Communications Operating LLC / Charter Communications Operating Capital	6.550%	6/1/2034	250	266
Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/2035	380	398
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	4/1/2038	200	188
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	426	311
Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/2042	450	324
Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	500	494
Charter Communications Operating LLC / Charter Communications Operating Capital	5.375%	5/1/2047	912	788
Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	300	271
Charter Communications Operating LLC / Charter Communications Operating Capital	4.800%	3/1/2050	861	681
Charter Communications Operating LLC / Charter Communications Operating Capital	3.700%	4/1/2051	245	162
Charter Communications Operating LLC / Charter Communications Operating Capital	3.900%	6/1/2052	850	575
Charter Communications Operating LLC / Charter Communications Operating Capital	5.250%	4/1/2053	58	48
Charter Communications Operating LLC / Charter Communications Operating Capital	6.700%	12/1/2055	248	250
Charter Communications Operating LLC / Charter Communications Operating Capital	3.850%	4/1/2061	350	218
Charter Communications Operating LLC / Charter Communications Operating Capital	4.400%	12/1/2061	200	139
Charter Communications Operating LLC / Charter Communications Operating Capital	5.500%	4/1/2063	200	167
Comcast Corp.	2.350%	1/15/2027	495	485
Comcast Corp.	3.300%	2/1/2027	400	397
Comcast Corp.	3.300%	4/1/2027	150	149
Comcast Corp.	3.150%	2/15/2028	325	319
Comcast Corp.	4.150%	10/15/2028	1,242	1,247
Comcast Corp.	4.550%	1/15/2029	200	203
Comcast Corp.	5.100%	6/1/2029	200	207
Comcast Corp.	4.250%	10/15/2030	350	351
Comcast Corp.	1.950%	1/15/2031	150	133
Comcast Corp.	4.950%	5/15/2032	150	154
Comcast Corp.	4.800%	5/15/2033	400	404
Comcast Corp.	4.200%	8/15/2034	442	422
Comcast Corp.	5.300%	5/15/2035	250	257
Comcast Corp.	5.650%	6/15/2035	1,065	1,124
Comcast Corp.	3.200%	7/15/2036	225	191
Comcast Corp.	6.450%	3/15/2037	175	195
Comcast Corp.	4.600%	10/15/2038	550	518
Comcast Corp.	3.750%	4/1/2040	300	252
Comcast Corp.	4.650%	7/15/2042	370	336
Comcast Corp.	3.400%	7/15/2046	600	434
Comcast Corp.	3.969%	11/1/2047	686	535
Comcast Corp.	4.000%	3/1/2048	200	156
Comcast Corp.	4.700%	10/15/2048	38	33
Comcast Corp.	3.450%	2/1/2050	400	279
Comcast Corp.	2.800%	1/15/2051	300	183
Comcast Corp.	2.887%	11/1/2051	757	466
Comcast Corp.	5.350%	5/15/2053	543	510
Comcast Corp.	2.937%	11/1/2056	1,053	624
Comcast Corp.	4.950%	10/15/2058	238	208
Comcast Corp.	2.650%	8/15/2062	150	79
Comcast Corp.	2.987%	11/1/2063	847	484
Comcast Corp.	5.500%	5/15/2064	100	94
Deutsche Telekom International Finance BV	8.750%	6/15/2030	775	914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Expedia Group Inc.	4.625%	8/1/2027	150	151
	Expedia Group Inc.	3.250%	2/15/2030	548	523
	Expedia Group Inc.	2.950%	3/15/2031	81	75
	Expedia Group Inc.	5.400%	2/15/2035	81	83
	Fox Corp.	4.709%	1/25/2029	625	633
	Fox Corp.	3.500%	4/8/2030	150	145
	Fox Corp.	6.500%	10/13/2033	100	110
	Fox Corp.	5.476%	1/25/2039	150	151
	Fox Corp.	5.576%	1/25/2049	275	268
	Grupo Televisa SAB	6.625%	1/15/2040	125	115
	Grupo Televisa SAB	5.000%	5/13/2045	225	157
	Grupo Televisa SAB	5.250%	5/24/2049	200	141
	Interpublic Group of Cos. Inc.	4.650%	10/1/2028	100	101
	Interpublic Group of Cos. Inc.	4.750%	3/30/2030	100	100
	Interpublic Group of Cos. Inc.	5.400%	10/1/2048	175	163
	Koninklijke KPN NV	8.375%	10/1/2030	125	147
	Meta Platforms Inc.	3.500%	8/15/2027	200	199
	Meta Platforms Inc.	4.600%	5/15/2028	275	281
	Meta Platforms Inc.	4.300%	8/15/2029	123	125
	Meta Platforms Inc.	4.550%	8/15/2031	149	152
	Meta Platforms Inc.	3.850%	8/15/2032	350	341
	Meta Platforms Inc.	4.750%	8/15/2034	136	138
	Meta Platforms Inc.	4.450%	8/15/2052	650	558
	Meta Platforms Inc.	5.600%	5/15/2053	500	506
	Meta Platforms Inc.	5.400%	8/15/2054	673	665
	Meta Platforms Inc.	4.650%	8/15/2062	200	171
	Meta Platforms Inc.	5.750%	5/15/2063	310	318
	Meta Platforms Inc.	5.550%	8/15/2064	503	499
	NBCUniversal Media LLC	4.450%	1/15/2043	225	197
	Netflix Inc.	4.875%	4/15/2028	467	477
	Netflix Inc.	5.875%	11/15/2028	911	961
	Netflix Inc.	6.375%	5/15/2029	85	92
[5]	Netflix Inc.	5.375%	11/15/2029	147	154
[5]	Netflix Inc.	4.875%	6/15/2030	83	85
	Omnicom Group Inc.	2.450%	4/30/2030	150	138
	Omnicom Group Inc.	4.200%	6/1/2030	100	99
	Omnicom Group Inc.	2.600%	8/1/2031	200	180
	Omnicom Group Inc.	5.300%	11/1/2034	100	103
	Orange SA	9.000%	3/1/2031	350	425
	Orange SA	5.500%	2/6/2044	200	200
	Paramount Global	2.900%	1/15/2027	148	145
	Paramount Global	3.375%	2/15/2028	100	97
	Paramount Global	3.700%	6/1/2028	100	98
	Paramount Global	7.875%	7/30/2030	200	223
	Paramount Global	4.950%	1/15/2031	210	208
	Paramount Global	4.200%	5/19/2032	400	373
	Paramount Global	5.500%	5/15/2033	69	68
	Paramount Global	6.875%	4/30/2036	248	263
	Paramount Global	5.900%	10/15/2040	104	95
	Paramount Global	4.850%	7/1/2042	328	269
	Paramount Global	4.375%	3/15/2043	330	255
	Paramount Global	5.850%	9/1/2043	199	182
	Paramount Global	4.900%	8/15/2044	100	81
	Paramount Global	4.600%	1/15/2045	92	72
	Paramount Global	4.950%	5/19/2050	178	141
	Rogers Communications Inc.	2.900%	11/15/2026	100	98
	Rogers Communications Inc.	5.000%	2/15/2029	315	321
	Rogers Communications Inc.	3.800%	3/15/2032	400	378
	Rogers Communications Inc.	5.300%	2/15/2034	200	203
	Rogers Communications Inc.	4.500%	3/15/2042	500	435
	Rogers Communications Inc.	4.550%	3/15/2052	350	289
	Sprint Capital Corp.	8.750%	3/15/2032	658	801
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	200	198
	Telefonica Emisiones SA	4.103%	3/8/2027	250	250
	Telefonica Emisiones SA	4.665%	3/6/2038	200	182
	Telefonica Emisiones SA	5.213%	3/8/2047	144	130
	Telefonica Emisiones SA	4.895%	3/6/2048	925	794
	Telefonica Europe BV	8.250%	9/15/2030	250	289
	TELUS Corp.	2.800%	2/16/2027	100	98
	TELUS Corp.	3.400%	5/13/2032	100	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tencent Music Entertainment Group	2.000%	9/3/2030	200	179
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	200	235
	Time Warner Cable LLC	6.550%	5/1/2037	200	208
	Time Warner Cable LLC	6.750%	6/15/2039	250	261
	Time Warner Cable LLC	5.875%	11/15/2040	210	201
	Time Warner Cable LLC	4.500%	9/15/2042	250	201
	T-Mobile USA Inc.	3.750%	4/15/2027	800	795
	T-Mobile USA Inc.	4.750%	2/1/2028	200	200
	T-Mobile USA Inc.	2.050%	2/15/2028	250	238
	T-Mobile USA Inc.	4.950%	3/15/2028	70	71
	T-Mobile USA Inc.	4.800%	7/15/2028	200	204
	T-Mobile USA Inc.	2.625%	2/15/2029	140	133
	T-Mobile USA Inc.	2.400%	3/15/2029	100	94
	T-Mobile USA Inc.	4.200%	10/1/2029	76	76
	T-Mobile USA Inc.	3.875%	4/15/2030	2,400	2,353
	T-Mobile USA Inc.	2.550%	2/15/2031	845	767
	T-Mobile USA Inc.	2.875%	2/15/2031	186	172
	T-Mobile USA Inc.	3.500%	4/15/2031	395	376
	T-Mobile USA Inc.	2.250%	11/15/2031	500	440
	T-Mobile USA Inc.	2.700%	3/15/2032	200	179
	T-Mobile USA Inc.	5.125%	5/15/2032	84	86
	T-Mobile USA Inc.	5.200%	1/15/2033	300	309
	T-Mobile USA Inc.	5.050%	7/15/2033	460	470
	T-Mobile USA Inc.	5.150%	4/15/2034	170	174
	T-Mobile USA Inc.	4.375%	4/15/2040	400	361
	T-Mobile USA Inc.	3.000%	2/15/2041	155	116
	T-Mobile USA Inc.	4.500%	4/15/2050	615	518
	T-Mobile USA Inc.	3.300%	2/15/2051	1,000	679
	T-Mobile USA Inc.	3.400%	10/15/2052	575	393
	T-Mobile USA Inc.	5.650%	1/15/2053	158	156
	T-Mobile USA Inc.	5.750%	1/15/2054	596	597
	T-Mobile USA Inc.	5.875%	11/15/2055	111	113
	T-Mobile USA Inc.	3.600%	11/15/2060	200	136
	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	125	102
	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	200	170
	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	300	209
	Uber Technologies Inc.	4.300%	1/15/2030	375	376
	Uber Technologies Inc.	4.150%	1/15/2031	341	338
	Uber Technologies Inc.	4.800%	9/15/2034	386	387
	Uber Technologies Inc.	4.800%	9/15/2035	298	295
	Uber Technologies Inc.	5.350%	9/15/2054	125	121
	Verisign Inc.	2.700%	6/15/2031	200	180
	VeriSign Inc.	5.250%	6/1/2032	65	67
	Verizon Communications Inc.	2.100%	3/22/2028	600	572
	Verizon Communications Inc.	4.016%	12/3/2029	727	722
	Verizon Communications Inc.	3.150%	3/22/2030	310	296
	Verizon Communications Inc.	1.680%	10/30/2030	527	463
	Verizon Communications Inc.	1.750%	1/20/2031	500	438
	Verizon Communications Inc.	2.550%	3/21/2031	800	727
	Verizon Communications Inc.	2.355%	3/15/2032	802	703
	Verizon Communications Inc.	5.050%	5/9/2033	177	181
	Verizon Communications Inc.	4.500%	8/10/2033	467	460
	Verizon Communications Inc.	4.400%	11/1/2034	261	252
	Verizon Communications Inc.	4.780%	2/15/2035	600	590
	Verizon Communications Inc.	5.250%	4/2/2035	252	256
	Verizon Communications Inc.	4.272%	1/15/2036	256	240
[5]	Verizon Communications Inc.	5.401%	7/2/2037	525	533
	Verizon Communications Inc.	4.812%	3/15/2039	200	190
	Verizon Communications Inc.	2.650%	11/20/2040	1,260	911
	Verizon Communications Inc.	3.400%	3/22/2041	552	436
	Verizon Communications Inc.	2.850%	9/3/2041	200	146
	Verizon Communications Inc.	4.750%	11/1/2041	200	184
	Verizon Communications Inc.	6.550%	9/15/2043	125	139
	Verizon Communications Inc.	4.125%	8/15/2046	250	204
	Verizon Communications Inc.	4.862%	8/21/2046	760	691
	Verizon Communications Inc.	4.522%	9/15/2048	176	151
	Verizon Communications Inc.	4.000%	3/22/2050	250	197
	Verizon Communications Inc.	2.875%	11/20/2050	610	389
	Verizon Communications Inc.	3.550%	3/22/2051	300	219
	Verizon Communications Inc.	2.987%	10/30/2056	900	554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verizon Communications Inc.	3.000%	11/20/2060	500	303
	Verizon Communications Inc.	3.700%	3/22/2061	500	352
	Vodafone Group plc	6.150%	2/27/2037	71	77
	Vodafone Group plc	5.250%	5/30/2048	283	267
	Vodafone Group plc	4.875%	6/19/2049	525	466
	Vodafone Group plc	4.250%	9/17/2050	350	279
	Vodafone Group plc	5.625%	2/10/2053	310	302
	Vodafone Group plc	5.750%	2/10/2063	125	121
	Vodafone Group plc	5.875%	6/28/2064	200	199
	Walt Disney Co.	2.000%	9/1/2029	461	428
	Walt Disney Co.	3.800%	3/22/2030	140	139
	Walt Disney Co.	2.650%	1/13/2031	700	651
	Walt Disney Co.	6.400%	12/15/2035	674	765
	Walt Disney Co.	6.650%	11/15/2037	200	231
	Walt Disney Co.	4.625%	3/23/2040	75	72
	Walt Disney Co.	3.500%	5/13/2040	250	210
	Walt Disney Co.	5.400%	10/1/2043	100	101
	Walt Disney Co.	4.750%	9/15/2044	175	162
	Walt Disney Co.	2.750%	9/1/2049	225	145
	Walt Disney Co.	3.600%	1/13/2051	400	303
	Walt Disney Co.	3.800%	5/13/2060	300	225
	Weibo Corp.	3.375%	7/8/2030	200	189
					88,285
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	400	395
[5]	Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	206
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	300	270
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	280	277
[5]	Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	209
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	200	184
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	225	192
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	200	140
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	100	86
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	300	201
	Amazon.com Inc.	3.300%	4/13/2027	600	596
	Amazon.com Inc.	3.150%	8/22/2027	617	610
	Amazon.com Inc.	4.550%	12/1/2027	108	110
	Amazon.com Inc.	1.650%	5/12/2028	500	474
	Amazon.com Inc.	3.450%	4/13/2029	300	296
	Amazon.com Inc.	4.650%	12/1/2029	142	146
	Amazon.com Inc.	1.500%	6/3/2030	405	362
	Amazon.com Inc.	2.100%	5/12/2031	613	551
	Amazon.com Inc.	3.600%	4/13/2032	500	484
	Amazon.com Inc.	4.700%	12/1/2032	500	514
	Amazon.com Inc.	4.800%	12/5/2034	225	232
	Amazon.com Inc.	3.875%	8/22/2037	600	553
	Amazon.com Inc.	2.875%	5/12/2041	329	253
	Amazon.com Inc.	4.050%	8/22/2047	600	507
	Amazon.com Inc.	2.500%	6/3/2050	800	493
	Amazon.com Inc.	2.700%	6/3/2060	400	236
	Amazon.com Inc.	3.250%	5/12/2061	450	302
	Amazon.com Inc.	4.100%	4/13/2062	400	322
	American Honda Finance Corp.	4.400%	10/5/2026	375	376
	American Honda Finance Corp.	2.350%	1/8/2027	100	98
	American Honda Finance Corp.	4.900%	3/12/2027	200	202
	American Honda Finance Corp.	4.550%	7/9/2027	200	202
	American Honda Finance Corp.	4.900%	7/9/2027	100	101
	American Honda Finance Corp.	4.450%	10/22/2027	200	201
	American Honda Finance Corp.	4.550%	3/3/2028	220	222
	American Honda Finance Corp.	2.000%	3/24/2028	100	95
	American Honda Finance Corp.	5.125%	7/7/2028	200	205
	American Honda Finance Corp.	4.250%	9/1/2028	450	451
	American Honda Finance Corp.	5.650%	11/15/2028	200	208
	American Honda Finance Corp.	2.250%	1/12/2029	100	94
	American Honda Finance Corp.	4.400%	9/5/2029	175	176
	American Honda Finance Corp.	4.600%	4/17/2030	200	202
	American Honda Finance Corp.	4.500%	9/4/2030	500	501
	American Honda Finance Corp.	1.800%	1/13/2031	300	262
	American Honda Finance Corp.	5.050%	7/10/2031	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Honda Finance Corp.	5.150%	7/9/2032	200	205
	American Honda Finance Corp.	4.900%	1/10/2034	200	202
[2]	American University	3.672%	4/1/2049	110	84
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	50	40
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	50	46
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	250	159
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	200	151
	AutoNation Inc.	3.800%	11/15/2027	75	74
	AutoNation Inc.	3.850%	3/1/2032	474	444
	AutoZone Inc.	3.750%	6/1/2027	283	281
	AutoZone Inc.	3.750%	4/18/2029	100	98
	AutoZone Inc.	5.100%	7/15/2029	200	206
	AutoZone Inc.	4.000%	4/15/2030	171	169
	AutoZone Inc.	5.125%	6/15/2030	140	145
	AutoZone Inc.	1.650%	1/15/2031	200	174
	AutoZone Inc.	4.750%	8/1/2032	200	202
	AutoZone Inc.	6.550%	11/1/2033	150	168
	AutoZone Inc.	5.400%	7/15/2034	100	104
	Best Buy Co. Inc.	4.450%	10/1/2028	200	202
	BorgWarner Inc.	2.650%	7/1/2027	200	195
	BorgWarner Inc.	4.950%	8/15/2029	50	51
	BorgWarner Inc.	5.400%	8/15/2034	50	51
	BorgWarner Inc.	4.375%	3/15/2045	100	85
	Brunswick Corp.	5.850%	3/18/2029	375	388
	California Endowment	2.498%	4/1/2051	50	29
	California Institute of Technology	4.321%	8/1/2045	70	61
	California Institute of Technology	4.700%	11/1/2111	50	42
	California Institute of Technology	3.650%	9/1/2119	100	65
	Choice Hotels International Inc.	5.850%	8/1/2034	200	205
	Claremont Mckenna College	3.775%	1/1/2122	150	100
	Cornell University	4.835%	6/15/2034	125	127
	Darden Restaurants Inc.	3.850%	5/1/2027	200	199
	Darden Restaurants Inc.	4.350%	10/15/2027	11	11
	Darden Restaurants Inc.	4.550%	10/15/2029	75	75
	Darden Restaurants Inc.	4.550%	2/15/2048	14	12
	DR Horton Inc.	4.850%	10/15/2030	150	153
	DR Horton Inc.	5.500%	10/15/2035	113	117
[2]	Duke University	2.682%	10/1/2044	100	74
[2]	Duke University	2.757%	10/1/2050	50	32
[2]	Duke University	2.832%	10/1/2055	125	80
	eBay Inc.	3.600%	6/5/2027	300	298
	eBay Inc.	2.600%	5/10/2031	200	182
	eBay Inc.	4.000%	7/15/2042	200	167
	eBay Inc.	3.650%	5/10/2051	200	150
	Emory University	2.143%	9/1/2030	150	136
	Emory University	2.969%	9/1/2050	50	34
	Ferguson Enterprises Inc.	4.350%	3/15/2031	65	65
	Ferguson Enterprises Inc.	5.000%	10/3/2034	130	131
	Ford Foundation	2.415%	6/1/2050	60	36
	Ford Foundation	2.815%	6/1/2070	150	87
	Ford Motor Co.	4.346%	12/8/2026	343	342
	Ford Motor Co.	9.625%	4/22/2030	50	58
	Ford Motor Co.	3.250%	2/12/2032	267	233
	Ford Motor Co.	6.100%	8/19/2032	15	15
	Ford Motor Co.	4.750%	1/15/2043	250	199
	Ford Motor Co.	7.400%	11/1/2046	195	211
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	200	198
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	200	202
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	200	203
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	208	208
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	718	706
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	200	195
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	122	127
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	200	190
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	208	216
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	200	209
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	200	185
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	250	254
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	258	256
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	500	499

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ford Motor Credit Co. LLC	5.875%	11/7/2029	500	509
Ford Motor Credit Co. LLC	5.730%	9/5/2030	150	151
Ford Motor Credit Co. LLC	4.000%	11/13/2030	260	242
Ford Motor Credit Co. LLC	3.625%	6/17/2031	250	227
Ford Motor Credit Co. LLC	6.054%	11/5/2031	350	358
Ford Motor Credit Co. LLC	6.532%	3/19/2032	300	312
Ford Motor Credit Co. LLC	7.122%	11/7/2033	400	428
Ford Motor Credit Co. LLC	6.125%	3/8/2034	350	352
Fortune Brands Innovations Inc.	3.250%	9/15/2029	50	48
Fortune Brands Innovations Inc.	4.000%	3/25/2032	80	76
Fortune Brands Innovations Inc.	5.875%	6/1/2033	100	106
Fortune Brands Innovations Inc.	4.500%	3/25/2052	80	66
General Motors Co.	6.800%	10/1/2027	100	104
General Motors Co.	5.350%	4/15/2028	402	411
General Motors Co.	5.625%	4/15/2030	500	519
General Motors Co.	5.600%	10/15/2032	50	52
General Motors Co.	5.000%	4/1/2035	165	160
General Motors Co.	6.250%	4/15/2035	203	214
General Motors Co.	6.600%	4/1/2036	150	162
General Motors Co.	5.150%	4/1/2038	225	215
General Motors Co.	6.250%	10/2/2043	440	448
General Motors Co.	5.200%	4/1/2045	230	207
General Motors Co.	6.750%	4/1/2046	100	107
General Motors Co.	5.400%	4/1/2048	200	182
General Motors Co.	5.950%	4/1/2049	119	116
General Motors Financial Co. Inc.	4.350%	1/17/2027	325	325
General Motors Financial Co. Inc.	5.000%	4/9/2027	473	477
General Motors Financial Co. Inc.	5.400%	5/8/2027	200	203
General Motors Financial Co. Inc.	5.000%	7/15/2027	150	152
General Motors Financial Co. Inc.	2.700%	8/20/2027	500	486
General Motors Financial Co. Inc.	5.050%	4/4/2028	72	73
General Motors Financial Co. Inc.	2.400%	4/10/2028	200	191
General Motors Financial Co. Inc.	5.800%	6/23/2028	250	259
General Motors Financial Co. Inc.	2.400%	10/15/2028	200	189
General Motors Financial Co. Inc.	5.800%	1/7/2029	400	416
General Motors Financial Co. Inc.	4.300%	4/6/2029	500	496
General Motors Financial Co. Inc.	5.550%	7/15/2029	400	413
General Motors Financial Co. Inc.	4.900%	10/6/2029	664	671
General Motors Financial Co. Inc.	5.350%	1/7/2030	250	256
General Motors Financial Co. Inc.	5.850%	4/6/2030	372	389
General Motors Financial Co. Inc.	5.450%	7/15/2030	625	644
General Motors Financial Co. Inc.	2.350%	1/8/2031	216	191
General Motors Financial Co. Inc.	5.750%	2/8/2031	100	104
General Motors Financial Co. Inc.	2.700%	6/10/2031	200	179
General Motors Financial Co. Inc.	5.600%	6/18/2031	125	129
General Motors Financial Co. Inc.	5.625%	4/4/2032	65	67
General Motors Financial Co. Inc.	6.100%	1/7/2034	250	263
General Motors Financial Co. Inc.	5.950%	4/4/2034	188	195
General Motors Financial Co. Inc.	5.450%	9/6/2034	184	185
General Motors Financial Co. Inc.	5.900%	1/7/2035	339	350
General Motors Financial Co. Inc.	6.150%	7/15/2035	250	261
Genuine Parts Co.	6.500%	11/1/2028	200	212
Genuine Parts Co.	4.950%	8/15/2029	217	221
Genuine Parts Co.	6.875%	11/1/2033	75	84
George Washington University	4.126%	9/15/2048	150	124
Georgetown University	4.315%	4/1/2049	68	57
Georgetown University	2.943%	4/1/2050	100	66
Georgetown University	5.215%	10/1/2118	59	53
Hasbro Inc.	3.900%	11/19/2029	350	341
Hasbro Inc.	6.350%	3/15/2040	125	131
Hasbro Inc.	5.100%	5/15/2044	50	44
Home Depot Inc.	2.500%	4/15/2027	395	387
Home Depot Inc.	2.800%	9/14/2027	200	196
Home Depot Inc.	3.750%	9/15/2028	132	132
Home Depot Inc.	2.950%	6/15/2029	600	579
Home Depot Inc.	4.750%	6/25/2029	200	205
Home Depot Inc.	2.700%	4/15/2030	295	278
Home Depot Inc.	3.950%	9/15/2030	109	108
Home Depot Inc.	1.375%	3/15/2031	250	215
Home Depot Inc.	4.850%	6/25/2031	175	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	1.875%	9/15/2031	200	175
	Home Depot Inc.	3.250%	4/15/2032	200	187
	Home Depot Inc.	4.500%	9/15/2032	200	203
	Home Depot Inc.	4.950%	6/25/2034	100	102
	Home Depot Inc.	4.650%	9/15/2035	384	380
	Home Depot Inc.	5.875%	12/16/2036	1,403	1,527
	Home Depot Inc.	3.300%	4/15/2040	5	4
	Home Depot Inc.	5.950%	4/1/2041	175	188
	Home Depot Inc.	4.200%	4/1/2043	200	174
	Home Depot Inc.	4.875%	2/15/2044	300	285
	Home Depot Inc.	4.400%	3/15/2045	100	88
	Home Depot Inc.	4.250%	4/1/2046	330	283
	Home Depot Inc.	3.900%	6/15/2047	250	202
	Home Depot Inc.	4.500%	12/6/2048	225	198
	Home Depot Inc.	3.350%	4/15/2050	13	9
	Home Depot Inc.	2.375%	3/15/2051	200	117
	Home Depot Inc.	3.625%	4/15/2052	1,202	900
	Home Depot Inc.	4.950%	9/15/2052	60	56
	Honda Motor Co. Ltd.	2.534%	3/10/2027	200	196
	Honda Motor Co. Ltd.	4.436%	7/8/2028	400	402
	Honda Motor Co. Ltd.	4.688%	7/8/2030	250	252
	Honda Motor Co. Ltd.	2.967%	3/10/2032	200	182
	Honda Motor Co. Ltd.	5.337%	7/8/2035	200	204
	Howard University	5.209%	10/1/2052	50	44
	Hyatt Hotels Corp.	4.375%	9/15/2028	75	75
	Hyatt Hotels Corp.	5.750%	4/23/2030	200	208
	Hyatt Hotels Corp.	5.375%	12/15/2031	200	205
	Hyatt Hotels Corp.	5.500%	6/30/2034	50	51
	JD.com Inc.	3.375%	1/14/2030	200	194
	Johns Hopkins University	4.705%	7/1/2032	75	76
[2]	Johns Hopkins University	4.083%	7/1/2053	75	61
	Las Vegas Sands Corp.	5.900%	6/1/2027	100	102
	Las Vegas Sands Corp.	5.625%	6/15/2028	50	51
	Las Vegas Sands Corp.	6.000%	8/15/2029	50	52
	Las Vegas Sands Corp.	6.000%	6/14/2030	75	78
	Las Vegas Sands Corp.	6.200%	8/15/2034	150	157
	Lear Corp.	3.800%	9/15/2027	41	41
	Lear Corp.	4.250%	5/15/2029	150	149
	Lear Corp.	3.500%	5/30/2030	100	96
	Leggett & Platt Inc.	3.500%	11/15/2027	125	123
	Leggett & Platt Inc.	4.400%	3/15/2029	75	74
	Leggett & Platt Inc.	3.500%	11/15/2051	100	66
	Leland Stanford Junior University	4.679%	3/1/2035	125	126
	Leland Stanford Junior University	3.647%	5/1/2048	200	158
	Lennar Corp.	5.200%	7/30/2030	125	129
	LKQ Corp.	5.750%	6/15/2028	500	517
	Lowe's Cos. Inc.	3.100%	5/3/2027	350	345
	Lowe's Cos. Inc.	3.950%	10/15/2027	470	470
	Lowe's Cos. Inc.	1.300%	4/15/2028	260	243
	Lowe's Cos. Inc.	1.700%	9/15/2028	200	187
	Lowe's Cos. Inc.	4.000%	10/15/2028	543	542
	Lowe's Cos. Inc.	6.500%	3/15/2029	67	72
	Lowe's Cos. Inc.	3.650%	4/5/2029	232	228
	Lowe's Cos. Inc.	4.500%	4/15/2030	250	253
	Lowe's Cos. Inc.	1.700%	10/15/2030	300	264
	Lowe's Cos. Inc.	4.250%	3/15/2031	407	404
	Lowe's Cos. Inc.	2.625%	4/1/2031	250	228
	Lowe's Cos. Inc.	3.750%	4/1/2032	500	478
	Lowe's Cos. Inc.	4.500%	10/15/2032	600	595
	Lowe's Cos. Inc.	5.000%	4/15/2033	250	256
	Lowe's Cos. Inc.	5.150%	7/1/2033	52	54
	Lowe's Cos. Inc.	4.850%	10/15/2035	385	382
	Lowe's Cos. Inc.	2.800%	9/15/2041	200	145
	Lowe's Cos. Inc.	4.250%	9/15/2044	28	23
	Lowe's Cos. Inc.	4.050%	5/3/2047	300	242
	Lowe's Cos. Inc.	3.000%	10/15/2050	332	215
	Lowe's Cos. Inc.	3.500%	4/1/2051	300	213
	Lowe's Cos. Inc.	4.250%	4/1/2052	400	323
	Lowe's Cos. Inc.	5.625%	4/15/2053	100	99
	Lowe's Cos. Inc.	5.750%	7/1/2053	475	479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	5.800%	9/15/2062	261	262
	Magna International Inc.	5.050%	3/14/2029	150	154
	Magna International Inc.	2.450%	6/15/2030	100	92
	Magna International Inc.	5.875%	6/1/2035	162	171
	Marriott International Inc.	4.200%	7/15/2027	8	8
	Marriott International Inc.	4.000%	4/15/2028	50	50
	Marriott International Inc.	4.800%	3/15/2030	200	203
	Marriott International Inc.	4.625%	6/15/2030	700	707
	Marriott International Inc.	2.850%	4/15/2031	300	276
	Marriott International Inc.	4.500%	10/15/2031	19	19
	Marriott International Inc.	5.300%	5/15/2034	200	205
	Marriott International Inc.	5.350%	3/15/2035	200	204
	Marriott International Inc.	5.250%	10/15/2035	21	21
	Marriott International Inc.	5.500%	4/15/2037	248	253
	Masco Corp.	3.500%	11/15/2027	100	99
	Masco Corp.	1.500%	2/15/2028	200	188
	Masco Corp.	2.000%	2/15/2031	100	88
	Masco Corp.	4.500%	5/15/2047	100	83
[2]	Massachusetts Institute of Technology	3.959%	7/1/2038	125	116
	Massachusetts Institute of Technology	2.989%	7/1/2050	85	59
	Massachusetts Institute of Technology	3.067%	4/1/2052	100	69
	Massachusetts Institute of Technology	5.618%	6/1/2055	150	158
	Massachusetts Institute of Technology	5.600%	7/1/2111	175	177
	Massachusetts Institute of Technology	4.678%	7/1/2114	125	107
	Massachusetts Institute of Technology	3.885%	7/1/2116	100	72
	McDonald's Corp.	3.500%	3/1/2027	200	199
	McDonald's Corp.	3.500%	7/1/2027	315	313
	McDonald's Corp.	3.800%	4/1/2028	350	348
	McDonald's Corp.	4.800%	8/14/2028	200	204
	McDonald's Corp.	2.625%	9/1/2029	217	206
	McDonald's Corp.	2.125%	3/1/2030	200	183
	McDonald's Corp.	4.600%	5/15/2030	72	73
	McDonald's Corp.	4.950%	3/3/2035	498	504
	McDonald's Corp.	5.000%	2/13/2036	200	202
	McDonald's Corp.	6.300%	10/15/2037	150	167
	McDonald's Corp.	6.300%	3/1/2038	100	111
	McDonald's Corp.	5.700%	2/1/2039	100	106
	McDonald's Corp.	3.700%	2/15/2042	25	20
	McDonald's Corp.	3.625%	5/1/2043	100	80
	McDonald's Corp.	4.600%	5/26/2045	210	188
	McDonald's Corp.	4.875%	12/9/2045	300	278
	McDonald's Corp.	4.450%	3/1/2047	250	216
	McDonald's Corp.	4.450%	9/1/2048	150	129
	McDonald's Corp.	3.625%	9/1/2049	122	91
	McDonald's Corp.	4.200%	4/1/2050	200	164
	McDonald's Corp.	5.450%	8/14/2053	213	211
	MDC Holdings Inc.	2.500%	1/15/2031	100	88
	MDC Holdings Inc.	6.000%	1/15/2043	100	95
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	250	298
	Mohawk Industries Inc.	3.625%	5/15/2030	125	121
	NIKE Inc.	2.375%	11/1/2026	200	197
	NIKE Inc.	2.750%	3/27/2027	200	197
	NIKE Inc.	2.850%	3/27/2030	200	190
	NIKE Inc.	3.625%	5/1/2043	125	101
	NIKE Inc.	3.375%	3/27/2050	504	366
[2]	Northwestern University	4.643%	12/1/2044	75	72
[2]	Northwestern University	2.640%	12/1/2050	50	32
[2]	Northwestern University	3.662%	12/1/2057	75	55
	NVR Inc.	3.000%	5/15/2030	200	189
	O'Reilly Automotive Inc.	5.750%	11/20/2026	200	203
	O'Reilly Automotive Inc.	3.600%	9/1/2027	325	322
	O'Reilly Automotive Inc.	1.750%	3/15/2031	500	436
	President & Fellows of Harvard College	4.609%	2/15/2035	175	176
	President & Fellows of Harvard College	4.875%	10/15/2040	225	223
	President & Fellows of Harvard College	3.150%	7/15/2046	100	74
	President & Fellows of Harvard College	3.745%	11/15/2052	100	78
	PulteGroup Inc.	6.375%	5/15/2033	242	264
	PVH Corp.	5.500%	6/13/2030	350	357
	Ralph Lauren Corp.	2.950%	6/15/2030	200	189
	Ralph Lauren Corp.	5.000%	6/15/2032	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockefeller Foundation	2.492%	10/1/2050	250	154
	Ross Stores Inc.	1.875%	4/15/2031	200	174
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	300	295
[3]	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	300	302
	Sands China Ltd.	2.300%	3/8/2027	200	194
	Sands China Ltd.	5.400%	8/8/2028	400	409
	Sands China Ltd.	4.375%	6/18/2030	200	197
	Starbucks Corp.	4.850%	2/8/2027	175	177
	Starbucks Corp.	3.500%	3/1/2028	100	99
	Starbucks Corp.	4.500%	5/15/2028	125	126
	Starbucks Corp.	4.000%	11/15/2028	200	200
	Starbucks Corp.	3.550%	8/15/2029	250	245
	Starbucks Corp.	2.250%	3/12/2030	450	413
	Starbucks Corp.	4.800%	5/15/2030	125	128
	Starbucks Corp.	2.550%	11/15/2030	743	682
	Starbucks Corp.	4.900%	2/15/2031	75	77
	Starbucks Corp.	4.800%	2/15/2033	250	253
	Starbucks Corp.	5.000%	2/15/2034	75	77
	Starbucks Corp.	5.400%	5/15/2035	222	230
	Starbucks Corp.	4.300%	6/15/2045	50	42
	Starbucks Corp.	3.750%	12/1/2047	125	95
	Starbucks Corp.	3.350%	3/12/2050	100	69
	Starbucks Corp.	3.500%	11/15/2050	450	321
	Tapestry Inc.	4.125%	7/15/2027	23	23
	Tapestry Inc.	5.100%	3/11/2030	144	147
	Tapestry Inc.	3.050%	3/15/2032	200	181
	Tapestry Inc.	5.500%	3/11/2035	116	119
	TJX Cos. Inc.	3.875%	4/15/2030	184	182
	Toll Brothers Finance Corp.	4.350%	2/15/2028	250	250
	Toll Brothers Finance Corp.	5.600%	6/15/2035	100	103
	Toyota Motor Corp.	4.186%	6/30/2027	125	126
	Toyota Motor Corp.	5.118%	7/13/2028	164	169
	Toyota Motor Corp.	4.450%	6/30/2030	150	152
	Toyota Motor Corp.	5.053%	6/30/2035	150	154
	Toyota Motor Credit Corp.	5.400%	11/20/2026	200	203
	Toyota Motor Credit Corp.	4.600%	1/8/2027	350	353
	Toyota Motor Credit Corp.	3.200%	1/11/2027	200	198
	Toyota Motor Credit Corp.	1.900%	1/13/2027	80	78
	Toyota Motor Credit Corp.	5.000%	3/19/2027	200	203
	Toyota Motor Credit Corp.	4.500%	5/14/2027	225	227
	Toyota Motor Credit Corp.	1.150%	8/13/2027	500	476
	Toyota Motor Credit Corp.	4.550%	9/20/2027	250	253
	Toyota Motor Credit Corp.	4.350%	10/8/2027	150	151
	Toyota Motor Credit Corp.	3.050%	1/11/2028	100	98
	Toyota Motor Credit Corp.	1.900%	4/6/2028	200	190
	Toyota Motor Credit Corp.	4.050%	9/5/2028	400	401
	Toyota Motor Credit Corp.	5.250%	9/11/2028	200	207
	Toyota Motor Credit Corp.	4.650%	1/5/2029	200	204
	Toyota Motor Credit Corp.	3.650%	1/8/2029	530	524
	Toyota Motor Credit Corp.	5.050%	5/16/2029	100	103
	Toyota Motor Credit Corp.	4.550%	8/9/2029	100	102
	Toyota Motor Credit Corp.	4.950%	1/9/2030	350	360
	Toyota Motor Credit Corp.	2.150%	2/13/2030	150	138
	Toyota Motor Credit Corp.	4.800%	5/15/2030	225	230
	Toyota Motor Credit Corp.	4.550%	5/17/2030	101	103
	Toyota Motor Credit Corp.	5.550%	11/20/2030	200	212
	Toyota Motor Credit Corp.	5.100%	3/21/2031	200	207
	Toyota Motor Credit Corp.	1.900%	9/12/2031	200	174
	Toyota Motor Credit Corp.	4.600%	10/10/2031	250	253
	Toyota Motor Credit Corp.	4.650%	9/3/2032	250	252
	Toyota Motor Credit Corp.	4.800%	1/5/2034	200	203
	Toyota Motor Credit Corp.	5.350%	1/9/2035	250	261
	Tractor Supply Co.	1.750%	11/1/2030	200	176
	Trustees of Boston College	3.129%	7/1/2052	100	70
	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	100	98
	Trustees of Dartmouth College	4.273%	6/1/2030	150	151
	Trustees of Princeton University	5.700%	3/1/2039	150	162
	Trustees of Princeton University	2.516%	7/1/2050	150	95
	Trustees of Princeton University	4.201%	3/1/2052	100	85
	Trustees of the University of Pennsylvania	2.396%	10/1/2050	200	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	50	42
[2]	University of Chicago	2.547%	4/1/2050	100	65
[2]	University of Chicago	4.003%	10/1/2053	100	80
	University of Miami	4.063%	4/1/2052	100	81
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	100	78
	University of Notre Dame du Lac	3.394%	2/15/2048	125	94
[2]	University of Southern California	3.028%	10/1/2039	100	83
[2]	University of Southern California	3.841%	10/1/2047	100	80
	University of Southern California	2.945%	10/1/2051	200	133
	University of Southern California	5.250%	10/1/2111	100	94
	Washington University	3.524%	4/15/2054	100	73
	Washington University	4.349%	4/15/2122	50	39
[2]	William Marsh Rice University	3.574%	5/15/2045	150	121
	Yale University	1.482%	4/15/2030	100	89
	Yale University	2.402%	4/15/2050	100	61
					84,392
Consumer Staples (1.5%)
	Ahold Finance USA LLC	6.875%	5/1/2029	100	109
	Altria Group Inc.	4.875%	2/4/2028	150	152
	Altria Group Inc.	4.500%	8/6/2030	157	158
	Altria Group Inc.	5.625%	2/6/2035	125	130
	Altria Group Inc.	5.250%	8/6/2035	136	137
	Altria Group Inc.	3.400%	2/4/2041	500	388
	Altria Group Inc.	4.250%	8/9/2042	275	231
	Altria Group Inc.	4.500%	5/2/2043	125	108
	Altria Group Inc.	5.375%	1/31/2044	350	343
	Altria Group Inc.	3.875%	9/16/2046	425	325
	Altria Group Inc.	5.950%	2/14/2049	155	159
	Altria Group Inc.	3.700%	2/4/2051	750	541
	Altria Group Inc.	6.200%	2/14/2059	70	72
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	1,120	1,106
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	1,897	1,776
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	100	98
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	475	444
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	565	577
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	1,000	973
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	250	323
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	375	387
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	325	313
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	1,051	914
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	600	607
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	405	422
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	80	87
	Archer-Daniels-Midland Co.	5.375%	9/15/2035	95	100
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	50	39
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	200	125
	BAT Capital Corp.	4.700%	4/2/2027	330	332
	BAT Capital Corp.	3.557%	8/15/2027	231	229
	BAT Capital Corp.	2.259%	3/25/2028	500	478
	BAT Capital Corp.	3.462%	9/6/2029	100	97
	BAT Capital Corp.	4.906%	4/2/2030	175	178
	BAT Capital Corp.	6.343%	8/2/2030	200	216
	BAT Capital Corp.	5.834%	2/20/2031	200	212
	BAT Capital Corp.	2.726%	3/25/2031	500	457
	BAT Capital Corp.	5.350%	8/15/2032	273	282
	BAT Capital Corp.	7.750%	10/19/2032	100	117
	BAT Capital Corp.	6.421%	8/2/2033	200	219
	BAT Capital Corp.	6.000%	2/20/2034	200	213
	BAT Capital Corp.	5.625%	8/15/2035	294	305
	BAT Capital Corp.	4.390%	8/15/2037	525	481
	BAT Capital Corp.	4.540%	8/15/2047	383	321
	BAT Capital Corp.	4.758%	9/6/2049	250	213
	BAT Capital Corp.	5.282%	4/2/2050	200	182
	BAT Capital Corp.	5.650%	3/16/2052	200	191
	BAT Capital Corp.	7.081%	8/2/2053	175	200
	BAT International Finance plc	4.448%	3/16/2028	500	503
	BAT International Finance plc	5.931%	2/2/2029	400	420
	Brown-Forman Corp.	4.750%	4/15/2033	200	202
	Brown-Forman Corp.	4.500%	7/15/2045	100	88

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bunge Ltd. Finance Corp.	3.750%	9/25/2027	200	199
Bunge Ltd. Finance Corp.	4.100%	1/7/2028	70	70
Bunge Ltd. Finance Corp.	2.750%	5/14/2031	350	321
Bunge Ltd. Finance Corp.	4.650%	9/17/2034	150	147
Campbell's Co.	4.150%	3/15/2028	175	175
Campbell's Co.	5.200%	3/21/2029	100	103
Campbell's Co.	5.400%	3/21/2034	175	179
Campbell's Co.	4.750%	3/23/2035	150	145
Campbell's Co.	4.800%	3/15/2048	135	119
Campbell's Co.	3.125%	4/24/2050	100	66
Campbell's Co.	5.250%	10/13/2054	75	70
Church & Dwight Co. Inc.	3.150%	8/1/2027	100	99
Church & Dwight Co. Inc.	3.950%	8/1/2047	75	60
Clorox Co.	3.100%	10/1/2027	50	49
Clorox Co.	3.900%	5/15/2028	50	50
Clorox Co.	4.400%	5/1/2029	150	151
Clorox Co.	1.800%	5/15/2030	50	45
Coca-Cola Co.	3.375%	3/25/2027	200	199
Coca-Cola Co.	2.900%	5/25/2027	559	551
Coca-Cola Co.	1.000%	3/15/2028	500	469
Coca-Cola Co.	2.125%	9/6/2029	125	117
Coca-Cola Co.	3.450%	3/25/2030	250	244
Coca-Cola Co.	1.375%	3/15/2031	100	87
Coca-Cola Co.	5.000%	5/13/2034	100	104
Coca-Cola Co.	4.650%	8/14/2034	130	132
Coca-Cola Co.	4.125%	3/25/2040	100	93
Coca-Cola Co.	2.500%	6/1/2040	200	149
Coca-Cola Co.	2.875%	5/5/2041	500	385
Coca-Cola Co.	4.200%	3/25/2050	175	149
Coca-Cola Co.	2.600%	6/1/2050	550	348
Coca-Cola Co.	5.200%	1/14/2055	300	294
Coca-Cola Co.	2.750%	6/1/2060	300	182
Coca-Cola Co.	5.400%	5/13/2064	250	249
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	100	103
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	54	56
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	200	188
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	150	146
Colgate-Palmolive Co.	3.100%	8/15/2027	250	247
Colgate-Palmolive Co.	4.000%	8/15/2045	150	127
Conagra Brands Inc.	7.000%	10/1/2028	275	294
Conagra Brands Inc.	4.850%	11/1/2028	250	253
Conagra Brands Inc.	5.000%	8/1/2030	100	101
Conagra Brands Inc.	8.250%	9/15/2030	50	58
Conagra Brands Inc.	5.750%	8/1/2035	100	102
Conagra Brands Inc.	5.300%	11/1/2038	200	192
Conagra Brands Inc.	5.400%	11/1/2048	150	137
Constellation Brands Inc.	3.700%	12/6/2026	425	423
Constellation Brands Inc.	3.500%	5/9/2027	150	149
Constellation Brands Inc.	3.600%	2/15/2028	175	173
Constellation Brands Inc.	4.650%	11/15/2028	75	76
Constellation Brands Inc.	3.150%	8/1/2029	225	216
Constellation Brands Inc.	2.875%	5/1/2030	356	333
Constellation Brands Inc.	4.800%	5/1/2030	50	51
Constellation Brands Inc.	2.250%	8/1/2031	275	242
Constellation Brands Inc.	5.250%	11/15/2048	100	93
Constellation Brands Inc.	3.750%	5/1/2050	125	92
Costco Wholesale Corp.	1.600%	4/20/2030	700	631
Costco Wholesale Corp.	1.750%	4/20/2032	181	157
Delhaize America LLC	9.000%	4/15/2031	100	119
Diageo Capital plc	5.300%	10/24/2027	250	256
Diageo Capital plc	2.000%	4/29/2030	200	182
Diageo Capital plc	2.125%	4/29/2032	200	173
Diageo Capital plc	5.875%	9/30/2036	50	54
Diageo Capital plc	3.875%	4/29/2043	250	207
Diageo Finance plc	5.625%	10/5/2033	200	212
Diageo Investment Corp.	5.625%	4/15/2035	200	212
Dollar General Corp.	4.625%	11/1/2027	200	202
Dollar General Corp.	4.125%	5/1/2028	150	149
Dollar General Corp.	5.200%	7/5/2028	200	205
Dollar General Corp.	3.500%	4/3/2030	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dollar General Corp.	5.000%	11/1/2032	222	224
	Dollar General Corp.	5.450%	7/5/2033	200	207
	Dollar General Corp.	4.125%	4/3/2050	250	197
	Dollar General Corp.	5.500%	11/1/2052	100	96
	Dollar Tree Inc.	4.200%	5/15/2028	549	547
	Dollar Tree Inc.	2.650%	12/1/2031	160	143
	Dollar Tree Inc.	3.375%	12/1/2051	175	118
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	367	363
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	125	116
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	200	201
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	125	127
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	75	82
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	100	85
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	100	81
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	125	83
	Flowers Foods Inc.	3.500%	10/1/2026	75	74
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/2043	100	88
	General Mills Inc.	4.200%	4/17/2028	375	376
	General Mills Inc.	4.875%	1/30/2030	200	204
	General Mills Inc.	2.875%	4/15/2030	150	141
	General Mills Inc.	2.250%	10/14/2031	250	220
	General Mills Inc.	4.950%	3/29/2033	200	203
	General Mills Inc.	5.250%	1/30/2035	150	153
	General Mills Inc.	5.400%	6/15/2040	100	100
	General Mills Inc.	3.000%	2/1/2051	50	33
	Haleon US Capital LLC	3.375%	3/24/2027	250	248
	Haleon US Capital LLC	3.375%	3/24/2029	250	244
	Haleon US Capital LLC	3.625%	3/24/2032	700	663
	Hershey Co.	4.550%	2/24/2028	133	135
	Hershey Co.	2.450%	11/15/2029	130	122
	Hershey Co.	3.125%	11/15/2049	150	103
	Hormel Foods Corp.	4.800%	3/30/2027	150	152
	Hormel Foods Corp.	1.800%	6/11/2030	200	180
	Hormel Foods Corp.	3.050%	6/3/2051	200	134
	Ingredion Inc.	3.200%	10/1/2026	100	99
	Ingredion Inc.	2.900%	6/1/2030	175	164
	J M Smucker Co.	3.375%	12/15/2027	150	148
	J M Smucker Co.	5.900%	11/15/2028	75	79
	J M Smucker Co.	2.375%	3/15/2030	100	92
	J M Smucker Co.	2.125%	3/15/2032	31	27
	J M Smucker Co.	6.200%	11/15/2033	200	217
	J M Smucker Co.	4.250%	3/15/2035	100	94
	J M Smucker Co.	4.375%	3/15/2045	125	105
	J M Smucker Co.	6.500%	11/15/2053	200	221
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	5.750%	4/1/2033	634	662
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.750%	3/15/2034	259	286
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	4.375%	2/2/2052	400	315
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	6.500%	12/1/2052	300	316
	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl	7.250%	11/15/2053	122	140
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	5.950%	4/20/2035	175	184
[5]	JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Foods Group	6.375%	2/25/2055	150	157
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	5.500%	1/15/2036	425	433
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.250%	3/1/2056	250	256
[5]	JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings Inc. / JBS USA Food Co.	6.375%	4/15/2066	125	129
	Kellanova	3.400%	11/15/2027	125	124
	Kellanova	4.300%	5/15/2028	100	101
	Kellanova	7.450%	4/1/2031	125	143
	Kellanova	5.750%	5/16/2054	100	101
	Kenvue Inc.	5.050%	3/22/2028	200	204
	Kenvue Inc.	4.850%	5/22/2032	200	203
	Kenvue Inc.	4.900%	3/22/2033	200	203
	Kenvue Inc.	5.050%	3/22/2053	425	395
	Kenvue Inc.	5.200%	3/22/2063	150	139
	Keurig Dr Pepper Inc.	5.100%	3/15/2027	200	202
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	100	99
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	200	204
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	175	172
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	150	141
	Keurig Dr Pepper Inc.	2.250%	3/15/2031	200	176
	Keurig Dr Pepper Inc.	5.200%	3/15/2031	100	102

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	143
Keurig Dr Pepper Inc.	5.300%	3/15/2034	200	202
Keurig Dr Pepper Inc.	5.150%	5/15/2035	400	396
Keurig Dr Pepper Inc.	4.500%	11/15/2045	200	165
Keurig Dr Pepper Inc.	3.800%	5/1/2050	150	109
Keurig Dr Pepper Inc.	4.500%	4/15/2052	200	161
Kimberly-Clark Corp.	1.050%	9/15/2027	500	475
Kimberly-Clark Corp.	3.950%	11/1/2028	50	50
Kimberly-Clark Corp.	3.200%	4/25/2029	150	146
Kimberly-Clark Corp.	3.100%	3/26/2030	155	149
Kimberly-Clark Corp.	2.000%	11/2/2031	250	223
Kimberly-Clark Corp.	6.625%	8/1/2037	250	291
Kimberly-Clark Corp.	5.300%	3/1/2041	25	25
Kimberly-Clark Corp.	3.200%	7/30/2046	175	128
Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	37	38
Kraft Heinz Foods Co.	3.875%	5/15/2027	250	249
Kraft Heinz Foods Co.	3.750%	4/1/2030	200	194
Kraft Heinz Foods Co.	4.250%	3/1/2031	200	197
Kraft Heinz Foods Co.	6.875%	1/26/2039	100	112
Kraft Heinz Foods Co.	5.000%	6/4/2042	250	231
Kraft Heinz Foods Co.	5.200%	7/15/2045	550	508
Kraft Heinz Foods Co.	4.375%	6/1/2046	700	582
Kraft Heinz Foods Co.	4.875%	10/1/2049	250	219
Kroger Co.	2.650%	10/15/2026	140	138
Kroger Co.	3.700%	8/1/2027	100	99
Kroger Co.	7.700%	6/1/2029	50	56
Kroger Co.	8.000%	9/15/2029	125	141
Kroger Co.	2.200%	5/1/2030	100	91
Kroger Co.	7.500%	4/1/2031	100	115
Kroger Co.	5.000%	9/15/2034	375	378
Kroger Co.	5.400%	7/15/2040	50	50
Kroger Co.	5.000%	4/15/2042	125	118
Kroger Co.	5.150%	8/1/2043	100	95
Kroger Co.	4.650%	1/15/2048	225	195
Kroger Co.	5.400%	1/15/2049	150	144
Kroger Co.	3.950%	1/15/2050	150	117
Kroger Co.	5.500%	9/15/2054	381	371
Kroger Co.	5.650%	9/15/2064	260	254
McCormick & Co. Inc.	3.400%	8/15/2027	150	148
McCormick & Co. Inc.	2.500%	4/15/2030	250	231
McCormick & Co. Inc.	4.700%	10/15/2034	100	98
Mead Johnson Nutrition Co.	5.900%	11/1/2039	100	106
Mead Johnson Nutrition Co.	4.600%	6/1/2044	150	135
Molson Coors Beverage Co.	4.200%	7/15/2046	375	305
Mondelez International Inc.	2.625%	3/17/2027	200	196
Mondelez International Inc.	4.250%	5/6/2028	150	151
Mondelez International Inc.	4.750%	2/20/2029	100	102
Mondelez International Inc.	2.750%	4/13/2030	115	108
Mondelez International Inc.	1.875%	10/15/2032	300	257
Mondelez International Inc.	5.125%	5/6/2035	325	331
Mondelez International Inc.	2.625%	9/4/2050	250	152
PepsiCo Inc.	2.375%	10/6/2026	225	222
PepsiCo Inc.	4.400%	2/7/2027	150	151
PepsiCo Inc.	2.625%	3/19/2027	100	98
PepsiCo Inc.	3.000%	10/15/2027	325	320
PepsiCo Inc.	4.450%	2/7/2028	175	177
PepsiCo Inc.	4.450%	5/15/2028	200	203
PepsiCo Inc.	4.100%	1/15/2029	250	251
PepsiCo Inc.	2.625%	7/29/2029	200	190
PepsiCo Inc.	2.750%	3/19/2030	345	326
PepsiCo Inc.	1.625%	5/1/2030	700	628
PepsiCo Inc.	4.300%	7/23/2030	150	151
PepsiCo Inc.	1.400%	2/25/2031	200	174
PepsiCo Inc.	4.650%	7/23/2032	175	178
PepsiCo Inc.	5.000%	7/23/2035	425	432
PepsiCo Inc.	3.500%	3/19/2040	175	148
PepsiCo Inc.	2.625%	10/21/2041	200	146
PepsiCo Inc.	3.600%	8/13/2042	100	82
PepsiCo Inc.	4.450%	4/14/2046	300	268
PepsiCo Inc.	3.450%	10/6/2046	300	229

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PepsiCo Inc.	4.000%	5/2/2047	100	83
PepsiCo Inc.	3.375%	7/29/2049	240	176
PepsiCo Inc.	2.875%	10/15/2049	325	218
PepsiCo Inc.	2.750%	10/21/2051	50	32
PepsiCo Inc.	3.875%	3/19/2060	150	116
Philip Morris International Inc.	4.750%	2/12/2027	400	404
Philip Morris International Inc.	4.375%	11/1/2027	125	126
Philip Morris International Inc.	5.125%	11/17/2027	200	204
Philip Morris International Inc.	3.125%	3/2/2028	100	98
Philip Morris International Inc.	4.125%	4/28/2028	200	200
Philip Morris International Inc.	4.875%	2/13/2029	200	204
Philip Morris International Inc.	3.375%	8/15/2029	250	243
Philip Morris International Inc.	4.625%	11/1/2029	200	203
Philip Morris International Inc.	5.625%	11/17/2029	200	211
Philip Morris International Inc.	5.125%	2/15/2030	200	207
Philip Morris International Inc.	4.375%	4/30/2030	200	201
Philip Morris International Inc.	2.100%	5/1/2030	150	137
Philip Morris International Inc.	5.500%	9/7/2030	244	257
Philip Morris International Inc.	1.750%	11/1/2030	500	442
Philip Morris International Inc.	5.125%	2/13/2031	225	233
Philip Morris International Inc.	4.750%	11/1/2031	200	203
Philip Morris International Inc.	5.750%	11/17/2032	700	746
Philip Morris International Inc.	5.375%	2/15/2033	200	209
Philip Morris International Inc.	5.625%	9/7/2033	189	200
Philip Morris International Inc.	5.250%	2/13/2034	400	413
Philip Morris International Inc.	4.900%	11/1/2034	50	50
Philip Morris International Inc.	4.875%	4/30/2035	200	200
Philip Morris International Inc.	6.375%	5/16/2038	200	224
Philip Morris International Inc.	4.375%	11/15/2041	500	447
Philip Morris International Inc.	4.500%	3/20/2042	125	113
Philip Morris International Inc.	3.875%	8/21/2042	25	21
Philip Morris International Inc.	4.125%	3/4/2043	150	128
Pilgrim's Pride Corp.	4.250%	4/15/2031	300	290
Pilgrim's Pride Corp.	3.500%	3/1/2032	200	183
Pilgrim's Pride Corp.	6.250%	7/1/2033	175	187
Procter & Gamble Co.	2.800%	3/25/2027	500	493
Procter & Gamble Co.	3.000%	3/25/2030	500	480
Procter & Gamble Co.	4.050%	5/1/2030	100	100
Procter & Gamble Co.	1.200%	10/29/2030	300	263
Procter & Gamble Co.	4.550%	1/29/2034	200	203
Procter & Gamble Co.	4.600%	5/1/2035	100	101
Procter & Gamble Co.	5.550%	3/5/2037	150	163
Procter & Gamble Co.	3.550%	3/25/2040	100	87
Procter & Gamble Co.	3.500%	10/25/2047	100	78
Reynolds American Inc.	5.700%	8/15/2035	175	182
Reynolds American Inc.	7.250%	6/15/2037	100	115
Reynolds American Inc.	6.150%	9/15/2043	75	77
Reynolds American Inc.	5.850%	8/15/2045	450	446
Sysco Corp.	3.250%	7/15/2027	175	173
Sysco Corp.	5.750%	1/17/2029	100	105
Sysco Corp.	2.400%	2/15/2030	100	93
Sysco Corp.	5.950%	4/1/2030	166	176
Sysco Corp.	6.000%	1/17/2034	100	108
Sysco Corp.	6.600%	4/1/2040	175	195
Sysco Corp.	4.500%	4/1/2046	200	173
Sysco Corp.	4.450%	3/15/2048	100	85
Sysco Corp.	6.600%	4/1/2050	100	111
Sysco Corp.	3.150%	12/14/2051	250	167
Target Corp.	1.950%	1/15/2027	100	98
Target Corp.	4.350%	6/15/2028	94	95
Target Corp.	3.375%	4/15/2029	200	196
Target Corp.	2.650%	9/15/2030	250	233
Target Corp.	4.500%	9/15/2032	154	155
Target Corp.	4.500%	9/15/2034	100	99
Target Corp.	5.000%	4/15/2035	239	242
Target Corp.	5.250%	2/15/2036	200	206
Target Corp.	6.500%	10/15/2037	103	117
Target Corp.	7.000%	1/15/2038	125	147
Target Corp.	4.000%	7/1/2042	500	427
Target Corp.	3.625%	4/15/2046	52	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	3.900%	11/15/2047	300	239
	Tyson Foods Inc.	3.550%	6/2/2027	275	272
	Tyson Foods Inc.	4.350%	3/1/2029	280	280
	Tyson Foods Inc.	5.700%	3/15/2034	250	263
	Tyson Foods Inc.	5.150%	8/15/2044	200	188
	Tyson Foods Inc.	5.100%	9/28/2048	275	254
	Unilever Capital Corp.	2.900%	5/5/2027	175	173
	Unilever Capital Corp.	4.250%	8/12/2027	150	151
	Unilever Capital Corp.	4.875%	9/8/2028	200	205
	Unilever Capital Corp.	1.375%	9/14/2030	300	265
	Unilever Capital Corp.	1.750%	8/12/2031	500	438
	Unilever Capital Corp.	5.900%	11/15/2032	200	219
	Unilever Capital Corp.	5.000%	12/8/2033	200	208
	Unilever Capital Corp.	4.625%	8/12/2034	200	201
	Walmart Inc.	4.100%	4/28/2027	225	227
	Walmart Inc.	3.250%	7/8/2029	250	245
	Walmart Inc.	2.375%	9/24/2029	425	402
	Walmart Inc.	4.350%	4/28/2030	150	152
	Walmart Inc.	1.800%	9/22/2031	100	88
	Walmart Inc.	4.150%	9/9/2032	250	251
	Walmart Inc.	4.900%	4/28/2035	150	154
	Walmart Inc.	5.250%	9/1/2035	192	203
	Walmart Inc.	6.200%	4/15/2038	315	358
	Walmart Inc.	3.950%	6/28/2038	275	255
	Walmart Inc.	5.000%	10/25/2040	100	102
	Walmart Inc.	4.000%	4/11/2043	274	240
	Walmart Inc.	3.625%	12/15/2047	265	210
	Walmart Inc.	4.050%	6/29/2048	375	316
	Walmart Inc.	4.500%	9/9/2052	400	359
	Walmart Inc.	4.500%	4/15/2053	250	224
					77,892
Energy (1.9%)
	Apache Corp.	6.000%	1/15/2037	27	27
	Apache Corp.	5.100%	9/1/2040	168	145
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/2026	200	195
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.337%	12/15/2027	200	197
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	3.138%	11/7/2029	250	241
	Boardwalk Pipelines LP	4.450%	7/15/2027	100	100
	Boardwalk Pipelines LP	5.625%	8/1/2034	235	244
	BP Capital Markets America Inc.	3.017%	1/16/2027	400	396
	BP Capital Markets America Inc.	5.017%	11/17/2027	300	306
	BP Capital Markets America Inc.	4.234%	11/6/2028	345	347
	BP Capital Markets America Inc.	4.699%	4/10/2029	100	102
	BP Capital Markets America Inc.	4.970%	10/17/2029	200	206
	BP Capital Markets America Inc.	4.868%	11/25/2029	400	411
	BP Capital Markets America Inc.	3.633%	4/6/2030	350	343
	BP Capital Markets America Inc.	2.721%	1/12/2032	200	182
	BP Capital Markets America Inc.	4.812%	2/13/2033	400	405
	BP Capital Markets America Inc.	4.893%	9/11/2033	535	543
	BP Capital Markets America Inc.	4.989%	4/10/2034	200	204
	BP Capital Markets America Inc.	5.227%	11/17/2034	350	362
	BP Capital Markets America Inc.	3.060%	6/17/2041	230	175
	BP Capital Markets America Inc.	3.000%	2/24/2050	450	298
	BP Capital Markets America Inc.	2.772%	11/10/2050	250	157
	BP Capital Markets America Inc.	2.939%	6/4/2051	500	323
	BP Capital Markets America Inc.	3.001%	3/17/2052	200	130
	BP Capital Markets America Inc.	3.379%	2/8/2061	400	267
	BP Capital Markets plc	3.279%	9/19/2027	200	198
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	500	497
[5]	Canadian Natural Resources Ltd.	5.000%	12/15/2029	50	51
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	100	94
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	100	113
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	125	135
[5]	Canadian Natural Resources Ltd.	5.400%	12/15/2034	50	51
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	100	104
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	300	320
	Canadian Natural Resources Ltd.	4.950%	6/1/2047	140	125
	Cenovus Energy Inc.	4.250%	4/15/2027	100	100
	Cenovus Energy Inc.	2.650%	1/15/2032	100	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cenovus Energy Inc.	5.250%	6/15/2037	38	37
	Cenovus Energy Inc.	6.750%	11/15/2039	39	43
	Cenovus Energy Inc.	5.400%	6/15/2047	119	110
	Cenovus Energy Inc.	3.750%	2/15/2052	150	107
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	285	277
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	100	84
	Cheniere Energy Inc.	4.625%	10/15/2028	252	251
	Cheniere Energy Inc.	5.650%	4/15/2034	265	273
	Cheniere Energy Partners LP	4.500%	10/1/2029	275	274
	Cheniere Energy Partners LP	4.000%	3/1/2031	586	565
	Cheniere Energy Partners LP	3.250%	1/31/2032	350	319
	Cheniere Energy Partners LP	5.950%	6/30/2033	47	50
	Cheniere Energy Partners LP	5.750%	8/15/2034	100	104
[5]	Cheniere Energy Partners LP	5.550%	10/30/2035	300	307
	Chevron Corp.	2.236%	5/11/2030	500	463
	Chevron USA Inc.	4.405%	2/26/2027	45	45
	Chevron USA Inc.	1.018%	8/12/2027	500	476
	Chevron USA Inc.	3.950%	8/13/2027	317	318
	Chevron USA Inc.	4.475%	2/26/2028	200	203
	Chevron USA Inc.	4.050%	8/13/2028	532	535
	Chevron USA Inc.	4.687%	4/15/2030	150	154
	Chevron USA Inc.	4.300%	10/15/2030	170	171
	Chevron USA Inc.	4.819%	4/15/2032	150	154
	Chevron USA Inc.	4.500%	10/15/2032	443	447
	Chevron USA Inc.	4.980%	4/15/2035	117	120
	Chevron USA Inc.	4.850%	10/15/2035	400	405
	Chevron USA Inc.	2.343%	8/12/2050	200	119
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	200	185
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	200	155
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	200	202
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	200	224
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	225	266
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	100	100
	ConocoPhillips	6.500%	2/1/2039	100	113
	ConocoPhillips	4.875%	10/1/2047	285	260
	ConocoPhillips Co.	4.700%	1/15/2030	225	229
	ConocoPhillips Co.	4.850%	1/15/2032	200	205
	ConocoPhillips Co.	5.050%	9/15/2033	200	206
	ConocoPhillips Co.	5.000%	1/15/2035	225	228
	ConocoPhillips Co.	3.758%	3/15/2042	88	72
	ConocoPhillips Co.	4.300%	11/15/2044	275	238
	ConocoPhillips Co.	3.800%	3/15/2052	190	143
	ConocoPhillips Co.	5.300%	5/15/2053	478	455
	ConocoPhillips Co.	5.550%	3/15/2054	175	173
	ConocoPhillips Co.	5.500%	1/15/2055	325	318
	ConocoPhillips Co.	4.025%	3/15/2062	300	224
	ConocoPhillips Co.	5.700%	9/15/2063	125	124
	ConocoPhillips Co.	5.650%	1/15/2065	200	196
	Continental Resources Inc.	4.375%	1/15/2028	200	199
	Continental Resources Inc.	4.900%	6/1/2044	125	102
	Coterra Energy Inc.	3.900%	5/15/2027	200	199
	Coterra Energy Inc.	5.600%	3/15/2034	105	108
	Coterra Energy Inc.	5.400%	2/15/2035	310	313
	Coterra Energy Inc.	5.900%	2/15/2055	50	48
	DCP Midstream Operating LP	5.625%	7/15/2027	75	77
	DCP Midstream Operating LP	3.250%	2/15/2032	181	165
	DCP Midstream Operating LP	5.600%	4/1/2044	40	39
	Devon Energy Corp.	5.250%	10/15/2027	100	100
	Devon Energy Corp.	5.875%	6/15/2028	130	130
	Devon Energy Corp.	4.500%	1/15/2030	130	130
	Devon Energy Corp.	7.875%	9/30/2031	160	186
	Devon Energy Corp.	7.950%	4/15/2032	163	190
	Devon Energy Corp.	4.750%	5/15/2042	130	113
	Devon Energy Corp.	5.000%	6/15/2045	150	130
	Diamondback Energy Inc.	3.250%	12/1/2026	100	99
	Diamondback Energy Inc.	5.200%	4/18/2027	150	152
	Diamondback Energy Inc.	3.500%	12/1/2029	200	193
	Diamondback Energy Inc.	5.150%	1/30/2030	150	155
	Diamondback Energy Inc.	6.250%	3/15/2033	190	205
	Diamondback Energy Inc.	5.400%	4/18/2034	230	235

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Diamondback Energy Inc.	5.550%	4/1/2035	180	185
Diamondback Energy Inc.	4.400%	3/24/2051	200	162
Diamondback Energy Inc.	4.250%	3/15/2052	100	78
Diamondback Energy Inc.	6.250%	3/15/2053	200	205
Diamondback Energy Inc.	5.750%	4/18/2054	265	255
Diamondback Energy Inc.	5.900%	4/18/2064	175	169
Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	100	105
Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	100	98
Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	100	105
Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	100	95
Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	125	109
Enbridge Energy Partners LP	7.500%	4/15/2038	150	177
Enbridge Energy Partners LP	5.500%	9/15/2040	125	124
Enbridge Inc.	1.600%	10/4/2026	200	195
Enbridge Inc.	5.900%	11/15/2026	125	127
Enbridge Inc.	5.250%	4/5/2027	200	203
Enbridge Inc.	3.700%	7/15/2027	150	149
Enbridge Inc.	4.600%	6/20/2028	75	76
Enbridge Inc.	6.000%	11/15/2028	125	131
Enbridge Inc.	5.300%	4/5/2029	200	206
Enbridge Inc.	3.125%	11/15/2029	200	191
Enbridge Inc.	4.900%	6/20/2030	100	102
Enbridge Inc.	6.200%	11/15/2030	525	566
Enbridge Inc.	5.700%	3/8/2033	400	421
Enbridge Inc.	2.500%	8/1/2033	200	170
Enbridge Inc.	5.625%	4/5/2034	100	104
Enbridge Inc.	5.550%	6/20/2035	425	438
Enbridge Inc.	4.500%	6/10/2044	100	86
Enbridge Inc.	5.500%	12/1/2046	135	134
Enbridge Inc.	3.400%	8/1/2051	200	137
Enbridge Inc.	6.700%	11/15/2053	165	184
Enbridge Inc.	5.950%	4/5/2054	250	257
Enbridge Inc.	7.200%	6/27/2054	120	128
Enbridge Inc.	7.375%	3/15/2055	50	53
Energy Transfer LP	4.400%	3/15/2027	150	150
Energy Transfer LP	5.500%	6/1/2027	300	305
Energy Transfer LP	5.550%	2/15/2028	950	978
Energy Transfer LP	4.950%	5/15/2028	200	203
Energy Transfer LP	5.250%	4/15/2029	425	437
Energy Transfer LP	5.250%	7/1/2029	73	75
Energy Transfer LP	5.200%	4/1/2030	32	33
Energy Transfer LP	3.750%	5/15/2030	250	243
Energy Transfer LP	5.750%	2/15/2033	200	210
Energy Transfer LP	6.550%	12/1/2033	600	657
Energy Transfer LP	5.550%	5/15/2034	150	154
Energy Transfer LP	5.600%	9/1/2034	207	213
Energy Transfer LP	5.700%	4/1/2035	101	104
Energy Transfer LP	6.625%	10/15/2036	225	246
Energy Transfer LP	5.800%	6/15/2038	150	153
Energy Transfer LP	6.050%	6/1/2041	100	102
Energy Transfer LP	6.500%	2/1/2042	275	292
Energy Transfer LP	4.950%	1/15/2043	175	155
Energy Transfer LP	5.300%	4/1/2044	300	275
Energy Transfer LP	5.000%	5/15/2044	100	89
Energy Transfer LP	5.150%	3/15/2045	175	157
Energy Transfer LP	5.350%	5/15/2045	100	92
Energy Transfer LP	6.125%	12/15/2045	200	202
Energy Transfer LP	5.300%	4/15/2047	200	181
Energy Transfer LP	5.400%	10/1/2047	275	252
Energy Transfer LP	6.250%	4/15/2049	320	323
Energy Transfer LP	5.000%	5/15/2050	500	428
Energy Transfer LP	5.950%	5/15/2054	540	524
Energy Transfer LP	6.050%	9/1/2054	191	188
Energy Transfer LP	6.200%	4/1/2055	150	151
Enterprise Products Operating LLC	4.600%	1/11/2027	445	448
Enterprise Products Operating LLC	3.950%	2/15/2027	100	100
Enterprise Products Operating LLC	4.300%	6/20/2028	175	176
Enterprise Products Operating LLC	3.125%	7/31/2029	200	193
Enterprise Products Operating LLC	2.800%	1/31/2030	300	284
Enterprise Products Operating LLC	4.600%	1/15/2031	300	303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Enterprise Products Operating LLC	6.875%	3/1/2033	175	198
Enterprise Products Operating LLC	4.850%	1/31/2034	75	76
Enterprise Products Operating LLC	4.950%	2/15/2035	150	151
Enterprise Products Operating LLC	5.200%	1/15/2036	225	229
Enterprise Products Operating LLC	7.550%	4/15/2038	150	180
Enterprise Products Operating LLC	6.125%	10/15/2039	300	324
Enterprise Products Operating LLC	5.950%	2/1/2041	175	185
Enterprise Products Operating LLC	4.450%	2/15/2043	300	265
Enterprise Products Operating LLC	4.850%	3/15/2044	335	309
Enterprise Products Operating LLC	5.100%	2/15/2045	100	95
Enterprise Products Operating LLC	4.900%	5/15/2046	425	390
Enterprise Products Operating LLC	4.250%	2/15/2048	100	83
Enterprise Products Operating LLC	4.800%	2/1/2049	100	89
Enterprise Products Operating LLC	4.200%	1/31/2050	350	286
Enterprise Products Operating LLC	3.200%	2/15/2052	300	203
Enterprise Products Operating LLC	3.300%	2/15/2053	200	136
Enterprise Products Operating LLC	5.550%	2/16/2055	250	247
Enterprise Products Operating LLC	3.950%	1/31/2060	200	149
Enterprise Products Operating LLC	5.250%	8/16/2077	100	100
Enterprise Products Operating LLC	5.375%	2/15/2078	200	199
EOG Resources Inc.	4.400%	7/15/2028	100	101
EOG Resources Inc.	4.375%	4/15/2030	200	201
EOG Resources Inc.	5.000%	7/15/2032	200	205
EOG Resources Inc.	5.350%	1/15/2036	275	282
EOG Resources Inc.	4.950%	4/15/2050	200	182
EOG Resources Inc.	5.650%	12/1/2054	125	125
EOG Resources Inc.	5.950%	7/15/2055	100	105
EQT Corp.	3.900%	10/1/2027	150	149
EQT Corp.	5.700%	4/1/2028	200	207
EQT Corp.	5.000%	1/15/2029	200	203
EQT Corp.	7.000%	2/1/2030	200	218
EQT Corp.	5.750%	2/1/2034	300	314
Equinor ASA	7.250%	9/23/2027	250	266
Equinor ASA	3.625%	9/10/2028	175	173
Equinor ASA	2.375%	5/22/2030	400	370
Equinor ASA	5.100%	8/17/2040	125	126
Equinor ASA	4.250%	11/23/2041	175	158
Equinor ASA	3.950%	5/15/2043	125	107
Equinor ASA	4.800%	11/8/2043	175	166
Equinor ASA	3.250%	11/18/2049	225	161
Equinor ASA	3.700%	4/6/2050	405	315
Expand Energy Corp.	5.375%	3/15/2030	300	305
Expand Energy Corp.	4.750%	2/1/2032	200	197
Expand Energy Corp.	5.700%	1/15/2035	75	77
Exxon Mobil Corp.	2.440%	8/16/2029	250	238
Exxon Mobil Corp.	2.610%	10/15/2030	650	607
Exxon Mobil Corp.	2.995%	8/16/2039	100	80
Exxon Mobil Corp.	4.227%	3/19/2040	400	366
Exxon Mobil Corp.	3.567%	3/6/2045	235	187
Exxon Mobil Corp.	4.114%	3/1/2046	200	170
Exxon Mobil Corp.	4.327%	3/19/2050	805	691
Exxon Mobil Corp.	3.452%	4/15/2051	500	366
Halliburton Co.	2.920%	3/1/2030	200	188
Halliburton Co.	6.700%	9/15/2038	345	387
Halliburton Co.	7.450%	9/15/2039	500	598
Halliburton Co.	4.500%	11/15/2041	100	89
Halliburton Co.	5.000%	11/15/2045	500	455
Helmerich & Payne Inc.	4.650%	12/1/2027	250	252
Helmerich & Payne Inc.	4.850%	12/1/2029	200	200
Helmerich & Payne Inc.	2.900%	9/29/2031	100	88
Helmerich & Payne Inc.	5.500%	12/1/2034	50	49
Hess Corp.	4.300%	4/1/2027	250	251
Hess Corp.	7.300%	8/15/2031	180	207
Hess Corp.	7.125%	3/15/2033	100	116
Hess Corp.	6.000%	1/15/2040	75	82
Hess Corp.	5.600%	2/15/2041	350	363
HF Sinclair Corp.	5.750%	1/15/2031	200	207
HF Sinclair Corp.	5.500%	9/1/2032	102	104
HF Sinclair Corp.	6.250%	1/15/2035	175	183
Kinder Morgan Energy Partners LP	7.750%	3/15/2032	715	832

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	50	52
Kinder Morgan Energy Partners LP	6.500%	2/1/2037	250	271
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	50	56
Kinder Morgan Energy Partners LP	6.500%	9/1/2039	200	217
Kinder Morgan Energy Partners LP	6.550%	9/15/2040	200	217
Kinder Morgan Energy Partners LP	5.625%	9/1/2041	50	50
Kinder Morgan Energy Partners LP	4.700%	11/1/2042	150	132
Kinder Morgan Energy Partners LP	5.000%	3/1/2043	75	69
Kinder Morgan Inc.	1.750%	11/15/2026	200	195
Kinder Morgan Inc.	4.300%	3/1/2028	200	201
Kinder Morgan Inc.	5.150%	6/1/2030	50	52
Kinder Morgan Inc.	7.800%	8/1/2031	140	162
Kinder Morgan Inc.	7.750%	1/15/2032	265	308
Kinder Morgan Inc.	5.300%	12/1/2034	175	179
Kinder Morgan Inc.	5.850%	6/1/2035	900	947
Kinder Morgan Inc.	5.550%	6/1/2045	425	413
Kinder Morgan Inc.	5.050%	2/15/2046	175	158
Kinder Morgan Inc.	3.600%	2/15/2051	200	141
Kinder Morgan Inc.	5.450%	8/1/2052	130	122
Kinder Morgan Inc.	5.950%	8/1/2054	130	131
Marathon Petroleum Corp.	5.125%	12/15/2026	200	202
Marathon Petroleum Corp.	5.150%	3/1/2030	120	123
Marathon Petroleum Corp.	5.700%	3/1/2035	295	305
Marathon Petroleum Corp.	6.500%	3/1/2041	300	323
Marathon Petroleum Corp.	4.500%	4/1/2048	260	210
MPLX LP	4.250%	12/1/2027	275	275
MPLX LP	4.000%	3/15/2028	400	398
MPLX LP	4.950%	9/1/2032	149	150
MPLX LP	5.000%	3/1/2033	200	200
MPLX LP	5.500%	6/1/2034	250	255
MPLX LP	5.400%	4/1/2035	112	113
MPLX LP	5.400%	9/15/2035	275	276
MPLX LP	4.500%	4/15/2038	400	362
MPLX LP	4.700%	4/15/2048	400	335
MPLX LP	4.950%	3/14/2052	260	222
MPLX LP	5.650%	3/1/2053	200	189
MPLX LP	5.950%	4/1/2055	111	109
MPLX LP	6.200%	9/15/2055	200	202
NOV Inc.	3.600%	12/1/2029	200	193
NOV Inc.	3.950%	12/1/2042	125	98
Occidental Petroleum Corp.	8.500%	7/15/2027	86	90
Occidental Petroleum Corp.	6.375%	9/1/2028	97	101
Occidental Petroleum Corp.	5.200%	8/1/2029	205	208
Occidental Petroleum Corp.	8.875%	7/15/2030	176	203
Occidental Petroleum Corp.	6.625%	9/1/2030	155	166
Occidental Petroleum Corp.	6.125%	1/1/2031	196	206
Occidental Petroleum Corp.	7.500%	5/1/2031	153	172
Occidental Petroleum Corp.	7.875%	9/15/2031	85	97
Occidental Petroleum Corp.	5.375%	1/1/2032	280	285
Occidental Petroleum Corp.	5.550%	10/1/2034	210	213
Occidental Petroleum Corp.	6.450%	9/15/2036	301	319
Occidental Petroleum Corp.	7.950%	6/15/2039	43	51
Occidental Petroleum Corp.	6.200%	3/15/2040	128	130
Occidental Petroleum Corp.	6.600%	3/15/2046	196	205
Occidental Petroleum Corp.	4.400%	4/15/2046	75	59
Occidental Petroleum Corp.	4.200%	3/15/2048	55	40
Occidental Petroleum Corp.	6.050%	10/1/2054	175	171
ONEOK Inc.	5.550%	11/1/2026	52	53
ONEOK Inc.	4.250%	9/24/2027	400	401
ONEOK Inc.	4.550%	7/15/2028	200	202
ONEOK Inc.	5.650%	11/1/2028	100	104
ONEOK Inc.	4.350%	3/15/2029	100	100
ONEOK Inc.	5.375%	6/1/2029	90	93
ONEOK Inc.	3.400%	9/1/2029	245	236
ONEOK Inc.	3.100%	3/15/2030	200	189
ONEOK Inc.	3.250%	6/1/2030	200	189
ONEOK Inc.	4.750%	10/15/2031	125	125
ONEOK Inc.	4.950%	10/15/2032	158	158
ONEOK Inc.	6.050%	9/1/2033	350	371
ONEOK Inc.	5.050%	11/1/2034	325	321

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
ONEOK Inc.	5.400%	10/15/2035	325	326
ONEOK Inc.	5.150%	10/15/2043	125	114
ONEOK Inc.	5.600%	4/1/2044	60	57
ONEOK Inc.	5.050%	4/1/2045	80	71
ONEOK Inc.	4.250%	9/15/2046	200	157
ONEOK Inc.	4.950%	7/13/2047	110	95
ONEOK Inc.	4.200%	10/3/2047	150	117
ONEOK Inc.	5.200%	7/15/2048	40	36
ONEOK Inc.	4.850%	2/1/2049	100	85
ONEOK Inc.	4.450%	9/1/2049	150	121
ONEOK Inc.	4.500%	3/15/2050	100	82
ONEOK Inc.	7.150%	1/15/2051	120	134
ONEOK Inc.	6.625%	9/1/2053	250	266
ONEOK Inc.	5.700%	11/1/2054	285	269
ONEOK Inc.	6.250%	10/15/2055	425	432
ONEOK Inc.	5.850%	11/1/2064	140	133
ONEOK Partners LP	6.650%	10/1/2036	260	284
ONEOK Partners LP	6.125%	2/1/2041	150	154
Ovintiv Inc.	5.650%	5/15/2028	100	103
Ovintiv Inc.	7.375%	11/1/2031	50	56
Ovintiv Inc.	6.250%	7/15/2033	100	105
Ovintiv Inc.	6.500%	8/15/2034	150	160
Ovintiv Inc.	6.625%	8/15/2037	100	106
Ovintiv Inc.	6.500%	2/1/2038	100	105
Ovintiv Inc.	7.100%	7/15/2053	75	81
Patterson-UTI Energy Inc.	5.150%	11/15/2029	50	50
Patterson-UTI Energy Inc.	7.150%	10/1/2033	100	106
Phillips 66	3.900%	3/15/2028	150	149
Phillips 66	2.150%	12/15/2030	100	89
Phillips 66	4.650%	11/15/2034	300	293
Phillips 66	5.875%	5/1/2042	245	251
Phillips 66	4.875%	11/15/2044	440	393
Phillips 66 Co.	4.950%	12/1/2027	200	203
Phillips 66 Co.	3.150%	12/15/2029	100	96
Phillips 66 Co.	5.250%	6/15/2031	200	208
Phillips 66 Co.	4.950%	3/15/2035	105	104
Phillips 66 Co.	4.680%	2/15/2045	245	210
Phillips 66 Co.	5.875%	3/15/2056	225	223
Phillips 66 Co.	6.200%	3/15/2056	134	134
Pioneer Natural Resources Co.	1.900%	8/15/2030	300	270
Pioneer Natural Resources Co.	2.150%	1/15/2031	200	180
Plains All American Pipeline LP	5.950%	6/15/2035	175	183
Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/2026	100	100
Plains All American Pipeline LP / PAA Finance Corp.	3.550%	12/15/2029	275	266
Plains All American Pipeline LP / PAA Finance Corp.	3.800%	9/15/2030	200	193
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	1/15/2031	86	86
Plains All American Pipeline LP / PAA Finance Corp.	5.700%	9/15/2034	85	88
Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	110	111
Plains All American Pipeline LP / PAA Finance Corp.	6.650%	1/15/2037	100	109
Plains All American Pipeline LP / PAA Finance Corp.	5.150%	6/1/2042	110	100
Plains All American Pipeline LP / PAA Finance Corp.	4.700%	6/15/2044	200	170
Plains All American Pipeline LP / PAA Finance Corp.	4.900%	2/15/2045	50	44
Sabine Pass Liquefaction LLC	5.000%	3/15/2027	750	755
Sabine Pass Liquefaction LLC	4.200%	3/15/2028	300	300
Sabine Pass Liquefaction LLC	4.500%	5/15/2030	550	552
Sabine Pass Liquefaction LLC	5.900%	9/15/2037	146	153
Shell Finance US Inc.	2.375%	11/7/2029	582	546
Shell Finance US Inc.	2.750%	4/6/2030	50	47
Shell Finance US Inc.	4.125%	5/11/2035	300	288
Shell Finance US Inc.	4.550%	8/12/2043	300	272
Shell Finance US Inc.	4.375%	5/11/2045	430	376
Shell Finance US Inc.	4.000%	5/10/2046	640	527
Shell International Finance BV	3.875%	11/13/2028	68	68
Shell International Finance BV	6.375%	12/15/2038	475	537
Shell International Finance BV	5.500%	3/25/2040	175	181
Shell International Finance BV	2.875%	11/26/2041	200	148
Shell International Finance BV	3.125%	11/7/2049	200	138
Shell International Finance BV	3.000%	11/26/2051	200	133
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	100	101
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	150	152

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	215	216
South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	125	122
Spectra Energy Partners LP	3.375%	10/15/2026	205	204
Spectra Energy Partners LP	4.500%	3/15/2045	325	279
Suncor Energy Inc.	5.950%	12/1/2034	125	132
Suncor Energy Inc.	6.800%	5/15/2038	273	301
Suncor Energy Inc.	4.000%	11/15/2047	100	76
Suncor Energy Inc.	3.750%	3/4/2051	200	143
Targa Resources Corp.	6.150%	3/1/2029	175	184
Targa Resources Corp.	4.900%	9/15/2030	125	127
Targa Resources Corp.	4.200%	2/1/2033	200	190
Targa Resources Corp.	6.125%	3/15/2033	284	302
Targa Resources Corp.	5.500%	2/15/2035	175	178
Targa Resources Corp.	5.550%	8/15/2035	171	174
Targa Resources Corp.	5.650%	2/15/2036	100	102
Targa Resources Corp.	4.950%	4/15/2052	75	64
Targa Resources Corp.	6.250%	7/1/2052	90	92
Targa Resources Corp.	6.500%	2/15/2053	200	211
Targa Resources Corp.	6.125%	5/15/2055	171	172
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.000%	1/15/2028	100	100
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.875%	1/15/2029	100	102
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.500%	3/1/2030	200	204
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.875%	2/1/2031	200	201
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	4.000%	1/15/2032	200	190
TC PipeLines LP	3.900%	5/25/2027	50	50
TotalEnergies Capital International SA	2.829%	1/10/2030	490	467
TotalEnergies Capital International SA	2.986%	6/29/2041	140	106
TotalEnergies Capital International SA	3.461%	7/12/2049	150	110
TotalEnergies Capital International SA	3.127%	5/29/2050	440	301
TotalEnergies Capital International SA	3.386%	6/29/2060	130	87
TotalEnergies Capital SA	5.150%	4/5/2034	225	233
TotalEnergies Capital SA	4.724%	9/10/2034	411	414
TotalEnergies Capital SA	5.488%	4/5/2054	300	297
TotalEnergies Capital SA	5.275%	9/10/2054	250	240
TotalEnergies Capital SA	5.638%	4/5/2064	225	225
TotalEnergies Capital SA	5.425%	9/10/2064	225	217
TransCanada PipeLines Ltd.	4.250%	5/15/2028	250	250
TransCanada PipeLines Ltd.	4.100%	4/15/2030	400	394
TransCanada PipeLines Ltd.	4.625%	3/1/2034	735	716
TransCanada PipeLines Ltd.	5.600%	3/31/2034	150	155
TransCanada PipeLines Ltd.	5.850%	3/15/2036	300	316
TransCanada PipeLines Ltd.	6.200%	10/15/2037	175	187
TransCanada PipeLines Ltd.	6.100%	6/1/2040	200	212
TransCanada PipeLines Ltd.	7.000%	6/1/2065	300	309
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	100	100
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	200	191
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	100	87
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	100	78
Valero Energy Corp.	6.625%	6/15/2037	300	333
Valero Energy Corp.	3.650%	12/1/2051	100	70
Valero Energy Partners LP	4.500%	3/15/2028	75	76
Viper Energy Partners LLC	4.900%	8/1/2030	50	50
Viper Energy Partners LLC	5.700%	8/1/2035	115	117
Western Midstream Operating LP	4.750%	8/15/2028	54	54
Western Midstream Operating LP	6.350%	1/15/2029	100	105
Western Midstream Operating LP	5.450%	4/1/2044	105	95
Western Midstream Operating LP	5.300%	3/1/2048	200	174
Western Midstream Operating LP	5.250%	2/1/2050	200	174
Williams Cos. Inc.	3.750%	6/15/2027	300	298
Williams Cos. Inc.	5.300%	8/15/2028	138	142
Williams Cos. Inc.	4.900%	3/15/2029	200	204
Williams Cos. Inc.	4.800%	11/15/2029	100	102
Williams Cos. Inc.	4.625%	6/30/2030	125	126
Williams Cos. Inc.	3.500%	11/15/2030	200	191
Williams Cos. Inc.	2.600%	3/15/2031	200	182
Williams Cos. Inc.	4.650%	8/15/2032	200	200
Williams Cos. Inc.	5.650%	3/15/2033	200	210
Williams Cos. Inc.	5.150%	3/15/2034	225	229
Williams Cos. Inc.	5.600%	3/15/2035	200	208
Williams Cos. Inc.	5.300%	9/30/2035	200	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	6.300%	4/15/2040	100	108
	Williams Cos. Inc.	5.800%	11/15/2043	100	101
	Williams Cos. Inc.	5.400%	3/4/2044	315	306
	Williams Cos. Inc.	5.750%	6/24/2044	100	101
	Williams Cos. Inc.	5.100%	9/15/2045	200	185
	Williams Cos. Inc.	4.850%	3/1/2048	150	133
	Williams Cos. Inc.	3.500%	10/15/2051	100	71
	Williams Cos. Inc.	5.300%	8/15/2052	130	122
	Williams Cos. Inc.	5.800%	11/15/2054	175	175
	Williams Cos. Inc.	6.000%	3/15/2055	100	103
	Woodside Finance Ltd.	4.900%	5/19/2028	240	243
	Woodside Finance Ltd.	5.400%	5/19/2030	263	270
	Woodside Finance Ltd.	5.700%	5/19/2032	225	234
	Woodside Finance Ltd.	5.100%	9/12/2034	70	69
	Woodside Finance Ltd.	6.000%	5/19/2035	355	371
	Woodside Finance Ltd.	5.700%	9/12/2054	130	124
					96,411
Financials (7.3%)
	ACE Capital Trust II	9.700%	4/1/2030	50	60
	Aegon Ltd.	5.500%	4/11/2048	200	202
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/2026	600	590
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.100%	1/15/2027	200	204
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/2027	300	297
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/2027	500	504
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.875%	1/23/2028	300	298
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.875%	4/1/2028	225	228
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.750%	6/6/2028	200	207
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/2028	600	578
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	9/10/2029	625	631
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.150%	9/30/2030	200	214
[3]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.375%	11/15/2030	150	149
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/2032	500	461
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/2033	500	450
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.300%	1/19/2034	250	255
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.950%	9/10/2034	300	299
[3]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.000%	11/15/2035	38	38
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/2041	300	247
	Affiliated Managers Group Inc.	3.300%	6/15/2030	300	285
	Aflac Inc.	2.875%	10/15/2026	75	74
	Aflac Inc.	4.750%	1/15/2049	235	211
	Air Lease Corp.	2.200%	1/15/2027	200	195
	Air Lease Corp.	3.625%	4/1/2027	75	74
	Air Lease Corp.	3.625%	12/1/2027	200	197
	Air Lease Corp.	2.100%	9/1/2028	500	468
	Air Lease Corp.	3.250%	10/1/2029	100	95
	Air Lease Corp.	3.000%	2/1/2030	225	210
	Air Lease Corp.	3.125%	12/1/2030	750	693
	Alleghany Corp.	3.625%	5/15/2030	100	98
	Alleghany Corp.	4.900%	9/15/2044	100	94
	Alleghany Corp.	3.250%	8/15/2051	250	173
	Allstate Corp.	5.050%	6/24/2029	100	103
	Allstate Corp.	1.450%	12/15/2030	100	86
	Allstate Corp.	5.250%	3/30/2033	200	207
	Allstate Corp.	5.550%	5/9/2035	100	105
	Allstate Corp.	4.500%	6/15/2043	625	554
	Allstate Corp.	4.200%	12/15/2046	440	368
	Allstate Corp.	3.850%	8/10/2049	100	78
	Allstate Corp.	6.500%	5/15/2067	100	106
	Ally Financial Inc.	2.200%	11/2/2028	450	420
	Ally Financial Inc.	5.737%	5/15/2029	50	51
	Ally Financial Inc.	6.992%	6/13/2029	200	211
	Ally Financial Inc.	8.000%	11/1/2031	400	456
	American Express Co.	1.650%	11/4/2026	525	512
	American Express Co.	2.550%	3/4/2027	200	196
	American Express Co.	3.300%	5/3/2027	350	347
	American Express Co.	5.098%	2/16/2028	2,000	2,027
	American Express Co.	5.043%	7/26/2028	250	254
	American Express Co.	4.731%	4/25/2029	225	228
	American Express Co.	4.351%	7/20/2029	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	5.282%	7/27/2029	200	206
	American Express Co.	5.085%	1/30/2031	150	155
	American Express Co.	5.016%	4/25/2031	275	283
	American Express Co.	6.489%	10/30/2031	200	219
	American Express Co.	4.989%	5/26/2033	150	153
	American Express Co.	4.918%	7/20/2033	1,100	1,119
	American Express Co.	5.043%	5/1/2034	192	197
	American Express Co.	5.915%	4/25/2035	90	96
	American Express Co.	5.284%	7/26/2035	250	258
	American Express Co.	5.442%	1/30/2036	170	177
	American Express Co.	5.667%	4/25/2036	900	953
	American Financial Group Inc.	5.250%	4/2/2030	114	119
	American Financial Group Inc.	5.000%	9/23/2035	107	105
	American Financial Group Inc.	4.500%	6/15/2047	110	93
	American International Group Inc.	3.400%	6/30/2030	120	115
	American International Group Inc.	3.875%	1/15/2035	100	93
	American International Group Inc.	4.500%	7/16/2044	100	89
	American International Group Inc.	4.750%	4/1/2048	200	181
	American National Group Inc.	5.750%	10/1/2029	100	103
	American National Group Inc.	6.000%	7/15/2035	200	204
	Ameriprise Financial Inc.	5.150%	5/15/2033	200	207
	Ameriprise Financial Inc.	5.200%	4/15/2035	200	204
	Aon Corp.	8.205%	1/1/2027	25	26
	Aon Corp.	4.500%	12/15/2028	100	101
	Aon Corp.	3.750%	5/2/2029	90	89
	Aon Corp.	2.800%	5/15/2030	405	380
	Aon Corp.	6.250%	9/30/2040	100	109
	Aon Corp. / Aon Global Holdings plc	5.350%	2/28/2033	225	235
	Aon Global Ltd.	4.600%	6/14/2044	175	155
	Aon Global Ltd.	4.750%	5/15/2045	100	90
	Aon North America Inc.	5.125%	3/1/2027	100	101
	Aon North America Inc.	5.300%	3/1/2031	200	209
	Aon North America Inc.	5.450%	3/1/2034	500	521
	Aon North America Inc.	5.750%	3/1/2054	675	680
	Apollo Debt Solutions BDC	6.900%	4/13/2029	250	263
[5]	Apollo Debt Solutions BDC	5.875%	8/30/2030	100	102
	Apollo Debt Solutions BDC	6.700%	7/29/2031	175	185
[5]	Apollo Debt Solutions BDC	6.550%	3/15/2032	100	105
	Apollo Global Management Inc.	6.375%	11/15/2033	75	83
	Apollo Global Management Inc.	5.150%	8/12/2035	143	144
	Apollo Global Management Inc.	5.800%	5/21/2054	100	101
	Apollo Global Management Inc.	6.000%	12/15/2054	90	90
	Arch Capital Finance LLC	4.011%	12/15/2026	100	100
	Arch Capital Finance LLC	5.031%	12/15/2046	100	93
	Arch Capital Group Ltd.	7.350%	5/1/2034	50	58
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	149
	Arch Capital Group US Inc.	5.144%	11/1/2043	50	48
	Ares Capital Corp.	7.000%	1/15/2027	80	82
	Ares Capital Corp.	2.875%	6/15/2027	224	219
	Ares Capital Corp.	5.875%	3/1/2029	175	180
	Ares Capital Corp.	5.950%	7/15/2029	200	207
	Ares Capital Corp.	5.500%	9/1/2030	225	228
	Ares Capital Corp.	5.100%	1/15/2031	200	198
	Ares Capital Corp.	5.800%	3/8/2032	100	102
	Ares Management Corp.	5.600%	10/11/2054	150	145
	Ares Strategic Income Fund	5.700%	3/15/2028	180	183
[5]	Ares Strategic Income Fund	5.450%	9/9/2028	100	101
[5]	Ares Strategic Income Fund	4.850%	1/15/2029	250	247
	Ares Strategic Income Fund	6.350%	8/15/2029	200	207
	Ares Strategic Income Fund	5.600%	2/15/2030	130	131
[5]	Ares Strategic Income Fund	5.800%	9/9/2030	150	152
[5]	Ares Strategic Income Fund	5.150%	1/15/2031	250	247
	Ares Strategic Income Fund	6.200%	3/21/2032	200	207
	Arthur J Gallagher & Co.	4.600%	12/15/2027	35	35
	Arthur J Gallagher & Co.	4.850%	12/15/2029	25	26
	Arthur J Gallagher & Co.	5.000%	2/15/2032	30	31
	Arthur J Gallagher & Co.	5.500%	3/2/2033	200	208
	Arthur J Gallagher & Co.	6.500%	2/15/2034	100	111
	Arthur J Gallagher & Co.	5.150%	2/15/2035	300	304
	Arthur J Gallagher & Co.	5.750%	3/2/2053	200	199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arthur J Gallagher & Co.	5.750%	7/15/2054	100	100
Arthur J Gallagher & Co.	5.550%	2/15/2055	135	132
Associated Banc-Corp	6.455%	8/29/2030	50	52
Assurant Inc.	4.900%	3/27/2028	100	101
Assurant Inc.	5.550%	2/15/2036	100	101
Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	100	105
Athene Holding Ltd.	4.125%	1/12/2028	200	200
Athene Holding Ltd.	6.150%	4/3/2030	210	224
Athene Holding Ltd.	3.500%	1/15/2031	500	474
Athene Holding Ltd.	5.875%	1/15/2034	375	392
Athene Holding Ltd.	3.950%	5/25/2051	5	4
Athene Holding Ltd.	3.450%	5/15/2052	100	66
Athene Holding Ltd.	6.250%	4/1/2054	300	306
Athene Holding Ltd.	6.625%	10/15/2054	100	101
Athene Holding Ltd.	6.875%	6/28/2055	150	154
Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	250	251
Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	250	254
Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	350	357
AXA SA	8.600%	12/15/2030	112	133
AXIS Specialty Finance LLC	4.900%	1/15/2040	50	49
AXIS Specialty Finance plc	4.000%	12/6/2027	550	547
Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	100	101
Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	200	232
Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	200	213
Banco Santander SA	5.179%	11/19/2025	250	250
Banco Santander SA	4.250%	4/11/2027	600	601
Banco Santander SA	5.294%	8/18/2027	200	204
Banco Santander SA	6.527%	11/7/2027	800	820
Banco Santander SA	3.800%	2/23/2028	200	198
Banco Santander SA	5.552%	3/14/2028	200	204
Banco Santander SA	4.379%	4/12/2028	200	201
Banco Santander SA	5.365%	7/15/2028	200	204
Banco Santander SA	6.607%	11/7/2028	200	214
Banco Santander SA	5.538%	3/14/2030	200	207
Banco Santander SA	2.958%	3/25/2031	600	556
Banco Santander SA	5.439%	7/15/2031	200	210
Banco Santander SA	6.921%	8/8/2033	400	445
Banco Santander SA	6.938%	11/7/2033	200	229
Banco Santander SA	6.350%	3/14/2034	400	429
Banco Santander SA	6.033%	1/17/2035	200	215
Bank of America Corp.	4.250%	10/22/2026	725	726
Bank of America Corp.	3.248%	10/21/2027	750	740
Bank of America Corp.	4.183%	11/25/2027	560	560
Bank of America Corp.	3.824%	1/20/2028	1,248	1,242
Bank of America Corp.	2.551%	2/4/2028	675	661
Bank of America Corp.	3.705%	4/24/2028	350	348
Bank of America Corp.	3.593%	7/21/2028	800	793
Bank of America Corp.	6.204%	11/10/2028	350	365
Bank of America Corp.	3.419%	12/20/2028	1,334	1,313
Bank of America Corp.	3.970%	3/5/2029	225	224
Bank of America Corp.	5.202%	4/25/2029	450	461
Bank of America Corp.	2.087%	6/14/2029	1,500	1,421
Bank of America Corp.	4.271%	7/23/2029	575	577
Bank of America Corp.	3.974%	2/7/2030	150	149
Bank of America Corp.	2.884%	10/22/2030	300	285
Bank of America Corp.	5.162%	1/24/2031	1,932	1,994
Bank of America Corp.	2.496%	2/13/2031	750	694
Bank of America Corp.	2.592%	4/29/2031	2,000	1,853
Bank of America Corp.	2.687%	4/22/2032	500	455
Bank of America Corp.	2.572%	10/20/2032	1,500	1,345
Bank of America Corp.	2.972%	2/4/2033	925	842
Bank of America Corp.	5.015%	7/22/2033	500	511
Bank of America Corp.	5.288%	4/25/2034	1,450	1,500
Bank of America Corp.	5.872%	9/15/2034	300	321
Bank of America Corp.	5.468%	1/23/2035	700	731
Bank of America Corp.	5.425%	8/15/2035	180	184
Bank of America Corp.	5.518%	10/25/2035	425	436
Bank of America Corp.	5.511%	1/24/2036	300	314
Bank of America Corp.	5.464%	5/9/2036	250	261
Bank of America Corp.	2.482%	9/21/2036	400	347

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bank of America Corp.	6.110%	1/29/2037	335	361
Bank of America Corp.	3.846%	3/8/2037	570	533
Bank of America Corp.	4.244%	4/24/2038	300	280
Bank of America Corp.	7.750%	5/14/2038	240	293
Bank of America Corp.	4.078%	4/23/2040	550	490
Bank of America Corp.	2.676%	6/19/2041	1,000	737
Bank of America Corp.	5.875%	2/7/2042	300	321
Bank of America Corp.	3.311%	4/22/2042	400	317
Bank of America Corp.	4.875%	4/1/2044	300	288
Bank of America Corp.	4.750%	4/21/2045	100	91
Bank of America Corp.	4.443%	1/20/2048	100	88
Bank of America Corp.	4.330%	3/15/2050	250	213
Bank of America Corp.	4.083%	3/20/2051	1,500	1,221
Bank of America Corp.	2.831%	10/24/2051	500	322
Bank of America Corp.	3.483%	3/13/2052	500	367
Bank of America Corp.	2.972%	7/21/2052	400	266
Bank of America NA	6.000%	10/15/2036	250	271
Bank of Montreal	2.650%	3/8/2027	200	196
Bank of Montreal	5.203%	2/1/2028	200	205
Bank of Montreal	5.717%	9/25/2028	200	209
Bank of Montreal	5.511%	6/4/2031	300	316
Bank of Montreal	3.803%	12/15/2032	500	491
Bank of New York Mellon	4.729%	4/20/2029	250	254
Bank of New York Mellon Corp.	2.050%	1/26/2027	120	117
Bank of New York Mellon Corp.	3.250%	5/16/2027	150	149
Bank of New York Mellon Corp.	3.442%	2/7/2028	150	149
Bank of New York Mellon Corp.	4.441%	6/9/2028	100	101
Bank of New York Mellon Corp.	4.890%	7/21/2028	200	203
Bank of New York Mellon Corp.	5.802%	10/25/2028	200	207
Bank of New York Mellon Corp.	4.543%	2/1/2029	200	202
Bank of New York Mellon Corp.	3.300%	8/23/2029	100	97
Bank of New York Mellon Corp.	6.317%	10/25/2029	200	213
Bank of New York Mellon Corp.	4.975%	3/14/2030	200	205
Bank of New York Mellon Corp.	4.942%	2/11/2031	600	616
Bank of New York Mellon Corp.	2.500%	1/26/2032	80	72
Bank of New York Mellon Corp.	5.060%	7/22/2032	140	145
Bank of New York Mellon Corp.	5.834%	10/25/2033	200	215
Bank of New York Mellon Corp.	4.706%	2/1/2034	200	201
Bank of New York Mellon Corp.	4.967%	4/26/2034	1,200	1,223
Bank of New York Mellon Corp.	5.188%	3/14/2035	200	206
Bank of New York Mellon Corp.	5.316%	6/6/2036	100	103
Bank of Nova Scotia	1.950%	2/2/2027	200	195
Bank of Nova Scotia	5.400%	6/4/2027	120	123
Bank of Nova Scotia	5.250%	6/12/2028	200	206
Bank of Nova Scotia	5.450%	8/1/2029	125	130
Bank of Nova Scotia	5.130%	2/14/2031	202	208
Bank of Nova Scotia	2.450%	2/2/2032	200	178
Bank of Nova Scotia	4.740%	11/10/2032	200	202
Bank of Nova Scotia	5.650%	2/1/2034	200	213
Bank of Nova Scotia	4.588%	5/4/2037	200	194
Barclays plc	7.325%	11/2/2026	375	376
Barclays plc	4.337%	1/10/2028	200	200
Barclays plc	5.674%	3/12/2028	225	229
Barclays plc	4.836%	5/9/2028	400	402
Barclays plc	5.501%	8/9/2028	325	332
Barclays plc	4.837%	9/10/2028	80	81
Barclays plc	7.385%	11/2/2028	375	398
Barclays plc	5.086%	2/25/2029	200	204
Barclays plc	4.972%	5/16/2029	500	507
Barclays plc	6.490%	9/13/2029	326	345
Barclays plc	4.476%	11/11/2029	200	200
Barclays plc	5.690%	3/12/2030	225	234
Barclays plc	5.088%	6/20/2030	345	349
Barclays plc	4.942%	9/10/2030	119	121
Barclays plc	5.367%	2/25/2031	200	206
Barclays plc	2.645%	6/24/2031	400	368
Barclays plc	5.746%	8/9/2033	325	341
Barclays plc	7.437%	11/2/2033	1,125	1,291
Barclays plc	7.119%	6/27/2034	270	302
Barclays plc	5.335%	9/10/2035	350	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Barclays plc	3.564%	9/23/2035	250	234
	Barclays plc	5.785%	2/25/2036	675	704
	Barclays plc	5.250%	8/17/2045	250	241
	Barclays plc	5.860%	8/11/2046	185	190
	Barclays plc	4.950%	1/10/2047	200	184
	Barclays plc	6.036%	3/12/2055	400	423
	Barings BDC Inc.	5.200%	9/15/2028	50	50
[5]	Barings Private Credit Corp.	6.150%	6/11/2030	275	274
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	140	153
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	750	642
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	180	155
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	425	279
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	534	419
[5]	BGC Group Inc.	6.150%	4/2/2030	100	102
	BlackRock Funding Inc.	4.700%	3/14/2029	200	205
	BlackRock Funding Inc.	5.000%	3/14/2034	200	206
	BlackRock Funding Inc.	4.900%	1/8/2035	150	154
	BlackRock Funding Inc.	5.250%	3/14/2054	275	268
	BlackRock Funding Inc.	5.350%	1/8/2055	150	149
	Blackrock Inc.	3.200%	3/15/2027	100	99
	Blackrock Inc.	3.250%	4/30/2029	90	88
	Blackrock Inc.	2.400%	4/30/2030	380	354
	Blackrock Inc.	2.100%	2/25/2032	600	526
	Blackrock Inc.	4.750%	5/25/2033	200	204
	Blackstone Private Credit Fund	2.625%	12/15/2026	300	293
	Blackstone Private Credit Fund	3.250%	3/15/2027	200	196
	Blackstone Private Credit Fund	4.950%	9/26/2027	70	70
	Blackstone Private Credit Fund	5.050%	9/10/2030	125	123
	Blackstone Private Credit Fund	6.250%	1/25/2031	90	94
	Blackstone Private Credit Fund	6.000%	11/22/2034	300	307
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	100	101
	Blackstone Secured Lending Fund	5.875%	11/15/2027	150	154
	Blackstone Secured Lending Fund	5.350%	4/13/2028	450	456
	Blue Owl Capital Corp.	2.625%	1/15/2027	200	195
	Blue Owl Capital Corp.	2.875%	6/11/2028	125	118
	Blue Owl Capital Corp.	5.950%	3/15/2029	200	204
	Blue Owl Capital Corp.	6.200%	7/15/2030	100	103
	Blue Owl Credit Income Corp.	4.700%	2/8/2027	150	150
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	200	214
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	200	209
	Blue Owl Finance LLC	6.250%	4/18/2034	350	367
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	200	194
[5]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	50	51
[5]	BNP Paribas SA	3.052%	1/13/2031	50	47
	BPCE SA	3.375%	12/2/2026	250	248
	Brighthouse Financial Inc.	4.700%	6/22/2047	173	138
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	75	71
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	200	181
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	125	131
	Brookfield Capital Finance LLC	6.087%	6/14/2033	100	108
	Brookfield Finance I UK plc / Brookfield Finance Inc.	2.340%	1/30/2032	120	105
	Brookfield Finance Inc.	3.900%	1/25/2028	125	124
	Brookfield Finance Inc.	4.850%	3/29/2029	150	153
	Brookfield Finance Inc.	4.350%	4/15/2030	205	205
	Brookfield Finance Inc.	4.700%	9/20/2047	185	162
	Brookfield Finance Inc.	3.500%	3/30/2051	150	106
	Brookfield Finance Inc.	5.968%	3/4/2054	240	248
	Brookfield Finance Inc.	5.813%	3/3/2055	100	101
	Brookfield Finance LLC / Brookfield Finance Inc.	3.450%	4/15/2050	125	87
	Brown & Brown Inc.	4.600%	12/23/2026	125	126
	Brown & Brown Inc.	4.700%	6/23/2028	50	51
	Brown & Brown Inc.	4.500%	3/15/2029	75	75
	Brown & Brown Inc.	4.900%	6/23/2030	50	51
	Brown & Brown Inc.	2.375%	3/15/2031	500	445
	Brown & Brown Inc.	5.250%	6/23/2032	50	51
	Brown & Brown Inc.	5.550%	6/23/2035	225	231
	Brown & Brown Inc.	6.250%	6/23/2055	175	184
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	200	198
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	115	117
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	1,336	1,357

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Canadian Imperial Bank of Commerce	3.600%	4/7/2032	200	190
Canadian Imperial Bank of Commerce	6.092%	10/3/2033	200	218
Capital One Financial Corp.	4.100%	2/9/2027	250	250
Capital One Financial Corp.	3.750%	3/9/2027	100	99
Capital One Financial Corp.	3.650%	5/11/2027	800	794
Capital One Financial Corp.	7.149%	10/29/2027	200	206
Capital One Financial Corp.	3.800%	1/31/2028	300	298
Capital One Financial Corp.	5.468%	2/1/2029	200	205
Capital One Financial Corp.	5.700%	2/1/2030	595	618
Capital One Financial Corp.	3.273%	3/1/2030	230	222
Capital One Financial Corp.	5.463%	7/26/2030	300	311
Capital One Financial Corp.	4.493%	9/11/2031	100	99
Capital One Financial Corp.	7.624%	10/30/2031	200	226
Capital One Financial Corp.	2.618%	11/2/2032	250	222
Capital One Financial Corp.	6.700%	11/29/2032	250	276
Capital One Financial Corp.	5.817%	2/1/2034	732	768
Capital One Financial Corp.	6.377%	6/8/2034	300	324
Capital One Financial Corp.	6.051%	2/1/2035	205	217
Capital One Financial Corp.	5.884%	7/26/2035	175	183
Capital One Financial Corp.	6.183%	1/30/2036	305	317
Capital One Financial Corp.	5.197%	9/11/2036	100	99
Capital One NA	4.650%	9/13/2028	250	253
Capital One NA	2.700%	2/6/2030	100	94
Capital Southwest Corp.	5.950%	9/18/2030	121	121
Carlyle Secured Lending Inc.	6.750%	2/18/2030	50	52
Carlyle Secured Lending Inc.	5.750%	2/15/2031	150	149
Charles Schwab Corp.	3.200%	3/2/2027	250	247
Charles Schwab Corp.	2.450%	3/3/2027	245	240
Charles Schwab Corp.	3.200%	1/25/2028	100	98
Charles Schwab Corp.	4.000%	2/1/2029	125	125
Charles Schwab Corp.	5.643%	5/19/2029	220	228
Charles Schwab Corp.	3.250%	5/22/2029	100	97
Charles Schwab Corp.	2.750%	10/1/2029	50	47
Charles Schwab Corp.	6.196%	11/17/2029	220	233
Charles Schwab Corp.	4.625%	3/22/2030	50	51
Charles Schwab Corp.	2.300%	5/13/2031	500	450
Charles Schwab Corp.	2.900%	3/3/2032	395	360
Charles Schwab Corp.	5.853%	5/19/2034	300	321
Charles Schwab Corp.	6.136%	8/24/2034	235	256
Chubb Corp.	6.000%	5/11/2037	125	137
Chubb Corp.	6.500%	5/15/2038	95	108
Chubb INA Holdings LLC	5.000%	3/15/2034	125	128
Chubb INA Holdings LLC	4.900%	8/15/2035	296	298
Chubb INA Holdings LLC	6.700%	5/15/2036	200	230
Chubb INA Holdings LLC	4.150%	3/13/2043	100	87
Chubb INA Holdings LLC	4.350%	11/3/2045	350	309
Chubb INA Holdings LLC	2.850%	12/15/2051	100	65
Chubb INA Holdings LLC	3.050%	12/15/2061	200	126
Cincinnati Financial Corp.	6.920%	5/15/2028	100	107
Cincinnati Financial Corp.	6.125%	11/1/2034	75	81
Citibank NA	5.488%	12/4/2026	450	457
Citibank NA	4.876%	11/19/2027	525	529
Citibank NA	4.838%	8/6/2029	350	358
Citibank NA	4.914%	5/29/2030	250	257
Citibank NA	5.570%	4/30/2034	250	265
Citigroup Inc.	3.200%	10/21/2026	1,025	1,016
Citigroup Inc.	4.300%	11/20/2026	75	75
Citigroup Inc.	4.450%	9/29/2027	1,230	1,235
Citigroup Inc.	3.887%	1/10/2028	475	473
Citigroup Inc.	3.070%	2/24/2028	1,000	985
Citigroup Inc.	4.643%	5/7/2028	175	176
Citigroup Inc.	4.658%	5/24/2028	350	353
Citigroup Inc.	3.668%	7/24/2028	900	892
Citigroup Inc.	4.125%	7/25/2028	100	100
Citigroup Inc.	3.520%	10/27/2028	580	572
Citigroup Inc.	5.174%	2/13/2030	450	462
Citigroup Inc.	3.980%	3/20/2030	475	469
Citigroup Inc.	4.542%	9/19/2030	350	352
Citigroup Inc.	2.976%	11/5/2030	300	284
Citigroup Inc.	2.666%	1/29/2031	500	465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.412%	3/31/2031	750	749
	Citigroup Inc.	4.952%	5/7/2031	175	178
	Citigroup Inc.	2.572%	6/3/2031	500	460
	Citigroup Inc.	4.503%	9/11/2031	270	270
	Citigroup Inc.	6.625%	6/15/2032	100	111
	Citigroup Inc.	2.520%	11/3/2032	475	422
	Citigroup Inc.	3.057%	1/25/2033	230	210
	Citigroup Inc.	3.785%	3/17/2033	600	570
	Citigroup Inc.	4.910%	5/24/2033	220	222
	Citigroup Inc.	6.270%	11/17/2033	500	545
	Citigroup Inc.	6.174%	5/25/2034	350	373
	Citigroup Inc.	5.827%	2/13/2035	1,050	1,090
	Citigroup Inc.	6.125%	8/25/2036	75	80
	Citigroup Inc.	5.174%	9/11/2036	162	164
	Citigroup Inc.	3.878%	1/24/2039	225	198
	Citigroup Inc.	8.125%	7/15/2039	562	720
	Citigroup Inc.	5.411%	9/19/2039	350	352
	Citigroup Inc.	5.316%	3/26/2041	1,000	996
	Citigroup Inc.	5.875%	1/30/2042	100	106
	Citigroup Inc.	5.300%	5/6/2044	375	367
	Citigroup Inc.	4.650%	7/30/2045	200	181
	Citigroup Inc.	4.750%	5/18/2046	375	333
	Citigroup Inc.	4.650%	7/23/2048	450	402
	Citigroup Inc.	5.612%	3/4/2056	175	177
	Citizens Financial Group Inc.	5.841%	1/23/2030	200	208
	Citizens Financial Group Inc.	2.500%	2/6/2030	200	184
	Citizens Financial Group Inc.	5.253%	3/5/2031	120	123
	Citizens Financial Group Inc.	2.638%	9/30/2032	125	107
	Citizens Financial Group Inc.	6.645%	4/25/2035	129	142
	CME Group Inc.	4.400%	3/15/2030	200	202
	CME Group Inc.	2.650%	3/15/2032	500	454
	CME Group Inc.	5.300%	9/15/2043	200	205
	CNA Financial Corp.	3.450%	8/15/2027	100	99
	CNA Financial Corp.	3.900%	5/1/2029	100	99
	CNA Financial Corp.	5.125%	2/15/2034	170	172
	CNA Financial Corp.	5.200%	8/15/2035	200	200
	CNO Financial Group Inc.	5.250%	5/30/2029	100	102
	CNO Financial Group Inc.	6.450%	6/15/2034	125	133
	Comerica Bank	5.332%	8/25/2033	250	250
	Comerica Inc.	4.000%	2/1/2029	90	89
	Comerica Inc.	5.982%	1/30/2030	200	208
	Commonwealth Bank of Australia	4.577%	11/27/2026	200	201
	Commonwealth Bank of Australia	4.423%	3/14/2028	250	253
[3]	Commonwealth Bank of Australia	4.150%	10/1/2030	250	250
	Cooperatieve Rabobank UA	5.500%	10/5/2026	250	254
	Cooperatieve Rabobank UA	4.883%	1/21/2028	250	256
	Cooperatieve Rabobank UA	4.800%	1/9/2029	250	256
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	254
	Cooperatieve Rabobank UA	5.250%	5/24/2041	100	101
	Cooperatieve Rabobank UA	5.750%	12/1/2043	250	255
	Cooperatieve Rabobank UA	5.250%	8/4/2045	250	239
	Corebridge Financial Inc.	3.850%	4/5/2029	185	182
	Corebridge Financial Inc.	3.900%	4/5/2032	500	477
	Corebridge Financial Inc.	6.050%	9/15/2033	400	428
	Corebridge Financial Inc.	5.750%	1/15/2034	232	244
	Corebridge Financial Inc.	4.350%	4/5/2042	100	87
	Corebridge Financial Inc.	4.400%	4/5/2052	215	178
	Corebridge Financial Inc.	6.875%	12/15/2052	150	154
	Corebridge Financial Inc.	6.375%	9/15/2054	150	154
	Credit Suisse USA LLC	7.125%	7/15/2032	100	115
	Deutsche Bank AG	2.311%	11/16/2027	250	245
	Deutsche Bank AG	5.706%	2/8/2028	150	153
	Deutsche Bank AG	6.720%	1/18/2029	325	341
	Deutsche Bank AG	6.819%	11/20/2029	275	294
	Deutsche Bank AG	5.297%	5/9/2031	400	409
	Deutsche Bank AG	4.950%	8/4/2031	179	181
	Deutsche Bank AG	3.729%	1/14/2032	250	234
	Deutsche Bank AG	3.035%	5/28/2032	160	146
	Deutsche Bank AG	4.875%	12/1/2032	240	240
	Deutsche Bank AG	3.742%	1/7/2033	215	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Deutsche Bank AG	7.079%	2/10/2034	200	220
	Deutsche Bank AG	5.403%	9/11/2035	350	357
	Discover Financial Services	7.964%	11/2/2034	175	207
	Eaton Vance Corp.	3.500%	4/6/2027	100	99
	Enact Holdings Inc.	6.250%	5/28/2029	125	131
	Enstar Finance LLC	5.500%	1/15/2042	102	101
	Enstar Group Ltd.	4.950%	6/1/2029	142	143
	Enstar Group Ltd.	3.100%	9/1/2031	100	89
	Equifax Inc.	5.100%	6/1/2028	400	408
	Equifax Inc.	4.800%	9/15/2029	100	102
	Equifax Inc.	3.100%	5/15/2030	120	114
	Equifax Inc.	2.350%	9/15/2031	200	177
	Equitable Holdings Inc.	4.350%	4/20/2028	93	93
	Equitable Holdings Inc.	5.594%	1/11/2033	100	105
	Equitable Holdings Inc.	5.000%	4/20/2048	238	218
	Essent Group Ltd.	6.250%	7/1/2029	100	105
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	100	91
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	500	323
	F&G Annuities & Life Inc.	6.250%	10/4/2034	85	87
	FactSet Research Systems Inc.	3.450%	3/1/2032	100	92
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	50	51
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	100	100
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	200	208
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	125	133
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	175	185
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	100	103
[5]	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	125	134
	Fidelity National Financial Inc.	3.400%	6/15/2030	100	95
	Fidelity National Financial Inc.	2.450%	3/15/2031	275	244
	Fidelity National Information Services Inc.	1.650%	3/1/2028	200	189
	Fidelity National Information Services Inc.	3.750%	5/21/2029	100	98
	Fidelity National Information Services Inc.	2.250%	3/1/2031	300	267
	Fidelity National Information Services Inc.	3.100%	3/1/2041	200	151
	Fifth Third Bancorp	2.550%	5/5/2027	100	98
	Fifth Third Bancorp	1.707%	11/1/2027	200	194
	Fifth Third Bancorp	3.950%	3/14/2028	75	75
	Fifth Third Bancorp	6.339%	7/27/2029	200	211
	Fifth Third Bancorp	4.772%	7/28/2030	125	126
	Fifth Third Bancorp	5.631%	1/29/2032	275	288
	Fifth Third Bancorp	8.250%	3/1/2038	200	247
	Fifth Third Bank NA	2.250%	2/1/2027	250	244
	First American Financial Corp.	2.400%	8/15/2031	200	174
	First American Financial Corp.	5.450%	9/30/2034	100	100
	First Horizon Corp.	5.514%	3/7/2031	450	463
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	75	78
	Fiserv Inc.	2.250%	6/1/2027	300	292
	Fiserv Inc.	4.200%	10/1/2028	200	200
	Fiserv Inc.	3.500%	7/1/2029	831	808
	Fiserv Inc.	4.750%	3/15/2030	250	253
	Fiserv Inc.	2.650%	6/1/2030	200	185
	Fiserv Inc.	4.550%	2/15/2031	104	104
	Fiserv Inc.	5.625%	8/21/2033	94	99
	Fiserv Inc.	5.450%	3/15/2034	182	188
	Fiserv Inc.	5.150%	8/12/2034	200	202
	Fiserv Inc.	5.250%	8/11/2035	224	226
	Fiserv Inc.	4.400%	7/1/2049	415	342
[3,5]	Franklin BSP Capital Corp.	6.000%	10/2/2030	100	99
	Franklin Resources Inc.	2.950%	8/12/2051	200	127
	GATX Corp.	3.850%	3/30/2027	175	174
	GATX Corp.	3.500%	3/15/2028	100	98
	GATX Corp.	4.550%	11/7/2028	150	151
	GATX Corp.	4.700%	4/1/2029	75	76
	GATX Corp.	3.500%	6/1/2032	50	46
	GATX Corp.	6.900%	5/1/2034	200	225
	GATX Corp.	4.500%	3/30/2045	50	41
	GATX Corp.	3.100%	6/1/2051	200	129
	GATX Corp.	6.050%	6/5/2054	200	207
	Global Payments Inc.	2.150%	1/15/2027	200	195
	Global Payments Inc.	2.900%	11/15/2031	200	179
	Global Payments Inc.	5.400%	8/15/2032	200	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Global Payments Inc.	4.150%	8/15/2049	200	153
	Global Payments Inc.	5.950%	8/15/2052	75	74
	Globe Life Inc.	4.550%	9/15/2028	80	81
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	130	131
	Goldman Sachs Capital I	6.345%	2/15/2034	225	241
	Goldman Sachs Group Inc.	3.500%	11/16/2026	1,250	1,242
	Goldman Sachs Group Inc.	5.950%	1/15/2027	400	410
	Goldman Sachs Group Inc.	3.850%	1/26/2027	350	349
	Goldman Sachs Group Inc.	1.948%	10/21/2027	1,350	1,318
	Goldman Sachs Group Inc.	2.640%	2/24/2028	1,008	987
	Goldman Sachs Group Inc.	3.615%	3/15/2028	495	491
	Goldman Sachs Group Inc.	3.691%	6/5/2028	625	620
	Goldman Sachs Group Inc.	4.482%	8/23/2028	475	478
	Goldman Sachs Group Inc.	3.814%	4/23/2029	450	446
	Goldman Sachs Group Inc.	4.223%	5/1/2029	475	476
	Goldman Sachs Group Inc.	6.484%	10/24/2029	450	479
	Goldman Sachs Group Inc.	3.800%	3/15/2030	1,250	1,230
	Goldman Sachs Group Inc.	5.727%	4/25/2030	225	235
	Goldman Sachs Group Inc.	4.692%	10/23/2030	1,425	1,443
	Goldman Sachs Group Inc.	5.207%	1/28/2031	275	284
	Goldman Sachs Group Inc.	1.992%	1/27/2032	1,550	1,367
	Goldman Sachs Group Inc.	2.650%	10/21/2032	800	719
	Goldman Sachs Group Inc.	3.102%	2/24/2033	300	275
	Goldman Sachs Group Inc.	5.851%	4/25/2035	55	59
	Goldman Sachs Group Inc.	5.330%	7/23/2035	570	587
	Goldman Sachs Group Inc.	5.016%	10/23/2035	475	478
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,000	1,045
	Goldman Sachs Group Inc.	6.450%	5/1/2036	50	55
	Goldman Sachs Group Inc.	6.750%	10/1/2037	975	1,092
	Goldman Sachs Group Inc.	4.017%	10/31/2038	405	363
	Goldman Sachs Group Inc.	4.411%	4/23/2039	500	462
	Goldman Sachs Group Inc.	6.250%	2/1/2041	675	742
	Goldman Sachs Group Inc.	3.210%	4/22/2042	1,030	796
	Goldman Sachs Group Inc.	5.150%	5/22/2045	475	446
	Goldman Sachs Group Inc.	5.561%	11/19/2045	525	533
	Goldman Sachs Group Inc.	5.734%	1/28/2056	525	545
[5]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	50	51
[5]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	115	118
	Golub Capital BDC Inc.	2.050%	2/15/2027	65	63
	Golub Capital BDC Inc.	7.050%	12/5/2028	255	270
	Golub Capital Private Credit Fund	5.800%	9/12/2029	50	51
	Golub Capital Private Credit Fund	5.875%	5/1/2030	200	204
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	225	231
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	150	153
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	200	206
	Hanover Insurance Group Inc.	5.500%	9/1/2035	100	101
	Hartford Insurance Group Inc.	2.800%	8/19/2029	350	332
	Hartford Insurance Group Inc.	5.950%	10/15/2036	50	54
	Hartford Insurance Group Inc.	6.100%	10/1/2041	100	106
	Hartford Insurance Group Inc.	4.300%	4/15/2043	175	152
	Hartford Insurance Group Inc.	3.600%	8/19/2049	125	94
	Hartford Insurance Group Inc.	2.900%	9/15/2051	200	130
	Hercules Capital Inc.	6.000%	6/16/2030	200	204
	Horace Mann Educators Corp.	4.700%	10/1/2030	94	93
[5]	HPS Corporate Lending Fund	5.300%	6/5/2027	50	50
	HPS Corporate Lending Fund	5.450%	1/14/2028	150	151
[5]	HPS Corporate Lending Fund	4.900%	9/11/2028	103	102
[5]	HPS Corporate Lending Fund	5.850%	6/5/2030	200	204
[5]	HPS Corporate Lending Fund	5.450%	11/15/2030	152	152
	HPS Corporate Lending Fund	5.950%	4/14/2032	200	203
	HSBC Bank USA NA	7.000%	1/15/2039	250	295
	HSBC Holdings plc	7.336%	11/3/2026	250	251
	HSBC Holdings plc	2.251%	11/22/2027	435	425
	HSBC Holdings plc	4.041%	3/13/2028	400	399
	HSBC Holdings plc	5.210%	8/11/2028	815	829
	HSBC Holdings plc	5.130%	11/19/2028	200	204
	HSBC Holdings plc	4.899%	3/3/2029	225	228
	HSBC Holdings plc	4.583%	6/19/2029	400	403
	HSBC Holdings plc	2.206%	8/17/2029	500	472
	HSBC Holdings plc	4.950%	3/31/2030	250	256

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
HSBC Holdings plc	3.973%	5/22/2030	570	561
HSBC Holdings plc	5.286%	11/19/2030	200	206
HSBC Holdings plc	5.130%	3/3/2031	200	205
HSBC Holdings plc	2.848%	6/4/2031	800	744
HSBC Holdings plc	2.804%	5/24/2032	500	453
HSBC Holdings plc	2.871%	11/22/2032	1,225	1,104
HSBC Holdings plc	4.762%	3/29/2033	300	299
HSBC Holdings plc	5.402%	8/11/2033	275	285
HSBC Holdings plc	8.113%	11/3/2033	250	293
HSBC Holdings plc	6.254%	3/9/2034	350	381
HSBC Holdings plc	6.547%	6/20/2034	200	216
HSBC Holdings plc	7.399%	11/13/2034	200	228
HSBC Holdings plc	5.719%	3/4/2035	700	738
HSBC Holdings plc	5.874%	11/18/2035	307	318
HSBC Holdings plc	5.450%	3/3/2036	500	517
HSBC Holdings plc	6.500%	5/2/2036	600	648
HSBC Holdings plc	5.790%	5/13/2036	345	364
HSBC Holdings plc	5.741%	9/10/2036	400	407
HSBC Holdings plc	6.500%	9/15/2037	50	54
HSBC Holdings plc	6.800%	6/1/2038	200	223
HSBC Holdings plc	6.332%	3/9/2044	550	604
HSBC Holdings plc	5.250%	3/14/2044	750	731
HSBC USA Inc.	4.650%	6/3/2028	200	203
Huntington Bancshares Inc.	4.443%	8/4/2028	200	201
Huntington Bancshares Inc.	6.208%	8/21/2029	205	216
Huntington Bancshares Inc.	2.550%	2/4/2030	250	231
Huntington Bancshares Inc.	5.272%	1/15/2031	225	232
Huntington Bancshares Inc.	5.709%	2/2/2035	217	226
Huntington Bancshares Inc.	2.487%	8/15/2036	100	86
Huntington Bancshares Inc.	6.141%	11/18/2039	250	260
Huntington National Bank	4.270%	11/25/2026	150	149
Huntington National Bank	4.871%	4/12/2028	250	253
Huntington National Bank	4.552%	5/17/2028	250	252
Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	250	247
ING Groep NV	3.950%	3/29/2027	300	299
ING Groep NV	4.017%	3/28/2028	200	199
ING Groep NV	4.550%	10/2/2028	200	202
ING Groep NV	4.858%	3/25/2029	200	203
ING Groep NV	4.050%	4/9/2029	200	199
ING Groep NV	5.335%	3/19/2030	270	279
ING Groep NV	5.066%	3/25/2031	200	205
ING Groep NV	6.114%	9/11/2034	250	270
ING Groep NV	5.550%	3/19/2035	500	520
ING Groep NV	5.525%	3/25/2036	200	208
Intercontinental Exchange Inc.	3.100%	9/15/2027	150	147
Intercontinental Exchange Inc.	4.000%	9/15/2027	150	150
Intercontinental Exchange Inc.	3.750%	9/21/2028	75	74
Intercontinental Exchange Inc.	4.350%	6/15/2029	122	123
Intercontinental Exchange Inc.	2.100%	6/15/2030	750	681
Intercontinental Exchange Inc.	1.850%	9/15/2032	500	423
Intercontinental Exchange Inc.	4.600%	3/15/2033	415	418
Intercontinental Exchange Inc.	2.650%	9/15/2040	500	370
Intercontinental Exchange Inc.	4.250%	9/21/2048	175	148
Intercontinental Exchange Inc.	3.000%	6/15/2050	60	40
Intercontinental Exchange Inc.	4.950%	6/15/2052	111	103
Intercontinental Exchange Inc.	3.000%	9/15/2060	300	186
Intercontinental Exchange Inc.	5.200%	6/15/2062	110	104
Invesco Finance plc	5.375%	11/30/2043	75	73
Jackson Financial Inc.	3.125%	11/23/2031	250	226
Jefferies Financial Group Inc.	4.850%	1/15/2027	200	202
Jefferies Financial Group Inc.	5.875%	7/21/2028	200	208
Jefferies Financial Group Inc.	4.150%	1/23/2030	300	296
Jefferies Financial Group Inc.	2.625%	10/15/2031	500	445
Jefferies Financial Group Inc.	6.200%	4/14/2034	275	292
Jefferies Financial Group Inc.	6.250%	1/15/2036	75	80
Jefferies Financial Group Inc.	6.500%	1/20/2043	75	80
JPMorgan Chase & Co.	2.950%	10/1/2026	875	867
JPMorgan Chase & Co.	4.125%	12/15/2026	450	450
JPMorgan Chase & Co.	3.625%	12/1/2027	1,000	992
JPMorgan Chase & Co.	5.040%	1/23/2028	440	445

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
JPMorgan Chase & Co.	3.782%	2/1/2028	625	622
JPMorgan Chase & Co.	5.571%	4/22/2028	350	358
JPMorgan Chase & Co.	3.540%	5/1/2028	350	347
JPMorgan Chase & Co.	4.979%	7/22/2028	165	168
JPMorgan Chase & Co.	4.505%	10/22/2028	125	126
JPMorgan Chase & Co.	3.509%	1/23/2029	575	567
JPMorgan Chase & Co.	4.915%	1/24/2029	160	163
JPMorgan Chase & Co.	4.005%	4/23/2029	300	299
JPMorgan Chase & Co.	2.069%	6/1/2029	625	593
JPMorgan Chase & Co.	4.203%	7/23/2029	250	250
JPMorgan Chase & Co.	5.299%	7/24/2029	515	530
JPMorgan Chase & Co.	6.087%	10/23/2029	212	224
JPMorgan Chase & Co.	4.452%	12/5/2029	300	302
JPMorgan Chase & Co.	5.012%	1/23/2030	305	312
JPMorgan Chase & Co.	5.581%	4/22/2030	2,350	2,454
JPMorgan Chase & Co.	4.995%	7/22/2030	325	333
JPMorgan Chase & Co.	2.739%	10/15/2030	1,500	1,417
JPMorgan Chase & Co.	4.603%	10/22/2030	470	475
JPMorgan Chase & Co.	5.140%	1/24/2031	240	248
JPMorgan Chase & Co.	4.493%	3/24/2031	1,050	1,060
JPMorgan Chase & Co.	2.522%	4/22/2031	2,000	1,855
JPMorgan Chase & Co.	2.956%	5/13/2031	500	469
JPMorgan Chase & Co.	1.764%	11/19/2031	500	441
JPMorgan Chase & Co.	2.580%	4/22/2032	500	454
JPMorgan Chase & Co.	2.963%	1/25/2033	1,000	914
JPMorgan Chase & Co.	4.912%	7/25/2033	1,500	1,530
JPMorgan Chase & Co.	5.717%	9/14/2033	1,000	1,058
JPMorgan Chase & Co.	5.350%	6/1/2034	703	732
JPMorgan Chase & Co.	5.336%	1/23/2035	525	545
JPMorgan Chase & Co.	5.766%	4/22/2035	350	373
JPMorgan Chase & Co.	5.294%	7/22/2035	200	207
JPMorgan Chase & Co.	4.946%	10/22/2035	185	187
JPMorgan Chase & Co.	5.502%	1/24/2036	300	314
JPMorgan Chase & Co.	5.572%	4/22/2036	567	598
JPMorgan Chase & Co.	5.576%	7/23/2036	700	726
JPMorgan Chase & Co.	6.400%	5/15/2038	450	511
JPMorgan Chase & Co.	3.882%	7/24/2038	500	450
JPMorgan Chase & Co.	5.500%	10/15/2040	650	673
JPMorgan Chase & Co.	3.109%	4/22/2041	500	393
JPMorgan Chase & Co.	5.600%	7/15/2041	275	287
JPMorgan Chase & Co.	5.400%	1/6/2042	150	153
JPMorgan Chase & Co.	3.157%	4/22/2042	450	350
JPMorgan Chase & Co.	5.625%	8/16/2043	300	309
JPMorgan Chase & Co.	4.950%	6/1/2045	100	94
JPMorgan Chase & Co.	5.534%	11/29/2045	425	437
JPMorgan Chase & Co.	4.260%	2/22/2048	375	322
JPMorgan Chase & Co.	4.032%	7/24/2048	500	414
JPMorgan Chase & Co.	3.964%	11/15/2048	1,000	817
JPMorgan Chase & Co.	3.897%	1/23/2049	400	323
JPMorgan Chase & Co.	3.109%	4/22/2051	500	345
JPMorgan Chase & Co.	3.328%	4/22/2052	745	533
JPMorgan Chase Bank NA	5.110%	12/8/2026	290	294
KeyBank NA	5.850%	11/15/2027	250	258
KeyBank NA	6.950%	2/1/2028	250	263
KeyBank NA	5.000%	1/26/2033	250	252
KeyCorp	4.100%	4/30/2028	600	599
KeyCorp	2.550%	10/1/2029	150	140
KeyCorp	5.121%	4/4/2031	150	154
KeyCorp	6.401%	3/6/2035	200	217
KKR & Co. Inc.	5.100%	8/7/2035	200	200
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.500%	8/1/2030	50	51
Lazard Group LLC	4.500%	9/19/2028	100	100
Lazard Group LLC	5.625%	8/1/2035	300	305
Legg Mason Inc.	5.625%	1/15/2044	120	121
Lincoln National Corp.	3.625%	12/12/2026	75	74
Lincoln National Corp.	3.800%	3/1/2028	100	99
Lincoln National Corp.	3.050%	1/15/2030	285	271
Lincoln National Corp.	6.300%	10/9/2037	75	80
Lincoln National Corp.	7.000%	6/15/2040	100	114
Lloyds Banking Group plc	3.750%	1/11/2027	436	434

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lloyds Banking Group plc	3.750%	3/18/2028	200	199
Lloyds Banking Group plc	4.375%	3/22/2028	250	251
Lloyds Banking Group plc	4.550%	8/16/2028	200	202
Lloyds Banking Group plc	3.574%	11/7/2028	200	197
Lloyds Banking Group plc	5.087%	11/26/2028	200	204
Lloyds Banking Group plc	4.818%	6/13/2029	200	203
Lloyds Banking Group plc	5.721%	6/5/2030	200	209
Lloyds Banking Group plc	7.953%	11/15/2033	200	233
Lloyds Banking Group plc	5.679%	1/5/2035	360	377
Lloyds Banking Group plc	5.590%	11/26/2035	200	208
Lloyds Banking Group plc	6.068%	6/13/2036	200	210
Lloyds Banking Group plc	5.300%	12/1/2045	150	143
Lloyds Banking Group plc	4.344%	1/9/2048	275	226
Loews Corp.	6.000%	2/1/2035	50	54
Loews Corp.	4.125%	5/15/2043	100	85
LPL Holdings Inc.	4.900%	4/3/2028	100	101
LPL Holdings Inc.	6.750%	11/17/2028	200	213
LPL Holdings Inc.	5.650%	3/15/2035	100	102
LPL Holdings Inc.	5.750%	6/15/2035	100	103
M&T Bank Corp.	4.833%	1/16/2029	125	126
M&T Bank Corp.	7.413%	10/30/2029	200	217
M&T Bank Corp.	5.179%	7/8/2031	250	256
M&T Bank Corp.	6.082%	3/13/2032	100	106
M&T Bank Corp.	5.053%	1/27/2034	200	200
M&T Bank Corp.	5.400%	7/30/2035	470	474
M&T Bank Corp.	5.385%	1/16/2036	250	253
Main Street Capital Corp.	6.500%	6/4/2027	200	204
Main Street Capital Corp.	5.400%	8/15/2028	115	115
Manufacturers & Traders Trust Co.	4.700%	1/27/2028	250	253
Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
Manulife Financial Corp.	4.061%	2/24/2032	190	189
Manulife Financial Corp.	5.375%	3/4/2046	200	200
Marex Group plc	5.829%	5/8/2028	50	51
Marex Group plc	6.404%	11/4/2029	100	103
Markel Group Inc.	3.500%	11/1/2027	50	49
Markel Group Inc.	3.350%	9/17/2029	75	72
Markel Group Inc.	4.300%	11/1/2047	50	41
Markel Group Inc.	5.000%	5/20/2049	150	135
Markel Group Inc.	4.150%	9/17/2050	200	158
Markel Group Inc.	6.000%	5/16/2054	100	102
Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	165	167
Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	165	168
Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	460	417
Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	200	205
Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	200	210
Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	87	90
Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	350	354
Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	250	241
Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	100	86
Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	200	168
Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	315	323
Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	91	90
Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	220	216
Mastercard Inc.	2.950%	11/21/2026	100	99
Mastercard Inc.	3.300%	3/26/2027	200	198
Mastercard Inc.	4.100%	1/15/2028	161	162
Mastercard Inc.	4.875%	3/9/2028	200	205
Mastercard Inc.	2.950%	6/1/2029	275	266
Mastercard Inc.	3.350%	3/26/2030	300	292
Mastercard Inc.	2.000%	11/18/2031	200	177
Mastercard Inc.	4.350%	1/15/2032	323	324
Mastercard Inc.	4.950%	3/15/2032	200	207
Mastercard Inc.	4.875%	5/9/2034	300	307
Mastercard Inc.	4.550%	1/15/2035	665	663
Mastercard Inc.	3.950%	2/26/2048	100	82
Mastercard Inc.	3.650%	6/1/2049	200	156
Mastercard Inc.	3.850%	3/26/2050	200	160
Mercury General Corp.	4.400%	3/15/2027	75	75
MetLife Inc.	6.500%	12/15/2032	175	198
MetLife Inc.	5.375%	7/15/2033	200	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	6.375%	6/15/2034	100	112
	MetLife Inc.	5.300%	12/15/2034	235	245
	MetLife Inc.	5.875%	2/6/2041	590	626
	MetLife Inc.	4.125%	8/13/2042	175	151
	MetLife Inc.	4.875%	11/13/2043	355	334
	MetLife Inc.	5.250%	1/15/2054	200	195
	MetLife Inc.	6.350%	3/15/2055	175	186
	MetLife Inc.	6.400%	12/15/2066	210	221
	MGIC Investment Corp.	5.250%	8/15/2028	31	31
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	500	498
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	250	247
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	400	391
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	200	200
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	200
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	200	205
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	200	197
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	225	231
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	175	169
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	50	46
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	500	451
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	300	309
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	400	362
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	200	196
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	500	514
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	334	350
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	525	546
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	200	209
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	500	525
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	50	47
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	200	176
	Mizuho Financial Group Inc.	3.663%	2/28/2027	250	249
	Mizuho Financial Group Inc.	4.018%	3/5/2028	325	325
	Mizuho Financial Group Inc.	5.778%	7/6/2029	225	234
	Mizuho Financial Group Inc.	4.254%	9/11/2029	400	400
	Mizuho Financial Group Inc.	3.153%	7/16/2030	500	479
	Mizuho Financial Group Inc.	2.869%	9/13/2030	100	95
	Mizuho Financial Group Inc.	5.098%	5/13/2031	200	205
	Mizuho Financial Group Inc.	4.711%	7/8/2031	200	202
	Mizuho Financial Group Inc.	2.564%	9/13/2031	250	221
	Mizuho Financial Group Inc.	2.172%	5/22/2032	500	440
	Mizuho Financial Group Inc.	5.748%	7/6/2034	780	828
	Mizuho Financial Group Inc.	5.579%	5/26/2035	250	261
	Moody's Corp.	3.250%	1/15/2028	200	197
	Moody's Corp.	2.000%	8/19/2031	500	440
	Moody's Corp.	2.750%	8/19/2041	100	72
	Moody's Corp.	4.875%	12/17/2048	125	115
	Moody's Corp.	3.750%	2/25/2052	100	76
	Moody's Corp.	3.100%	11/29/2061	150	96
	Morgan Stanley	5.000%	11/24/2025	650	650
	Morgan Stanley	3.625%	1/20/2027	250	249
	Morgan Stanley	3.950%	4/23/2027	325	324
	Morgan Stanley	2.475%	1/21/2028	500	489
	Morgan Stanley	5.652%	4/13/2028	225	230
	Morgan Stanley	4.210%	4/20/2028	200	200
[4]	Morgan Stanley	3.591%	7/22/2028	935	925
	Morgan Stanley	6.296%	10/18/2028	500	521
	Morgan Stanley	3.772%	1/24/2029	575	570
	Morgan Stanley	5.123%	2/1/2029	350	357
	Morgan Stanley	5.164%	4/20/2029	450	460
	Morgan Stanley	5.449%	7/20/2029	350	362
	Morgan Stanley	6.407%	11/1/2029	350	372
	Morgan Stanley	5.173%	1/16/2030	350	360
	Morgan Stanley	4.431%	1/23/2030	550	553
	Morgan Stanley	5.656%	4/18/2030	225	235
	Morgan Stanley	5.042%	7/19/2030	350	359
	Morgan Stanley	4.654%	10/18/2030	425	430
	Morgan Stanley	5.230%	1/15/2031	200	206
	Morgan Stanley	3.622%	4/1/2031	600	582
	Morgan Stanley	5.192%	4/17/2031	275	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	1.794%	2/13/2032	500	436
	Morgan Stanley	7.250%	4/1/2032	150	174
	Morgan Stanley	1.928%	4/28/2032	200	175
	Morgan Stanley	2.239%	7/21/2032	500	441
	Morgan Stanley	2.511%	10/20/2032	600	535
	Morgan Stanley	2.943%	1/21/2033	850	773
	Morgan Stanley	4.889%	7/20/2033	350	355
	Morgan Stanley	5.250%	4/21/2034	450	464
	Morgan Stanley	5.424%	7/21/2034	450	469
	Morgan Stanley	6.627%	11/1/2034	350	392
	Morgan Stanley	5.466%	1/18/2035	425	443
	Morgan Stanley	5.831%	4/19/2035	575	613
	Morgan Stanley	5.320%	7/19/2035	350	361
	Morgan Stanley	5.587%	1/18/2036	1,275	1,335
	Morgan Stanley	5.664%	4/17/2036	798	842
	Morgan Stanley	2.484%	9/16/2036	850	739
	Morgan Stanley	5.297%	4/20/2037	350	355
	Morgan Stanley	5.948%	1/19/2038	350	367
[4]	Morgan Stanley	3.971%	7/22/2038	375	335
	Morgan Stanley	4.457%	4/22/2039	250	236
	Morgan Stanley	3.217%	4/22/2042	325	254
	Morgan Stanley	6.375%	7/24/2042	600	673
	Morgan Stanley	4.300%	1/27/2045	650	570
	Morgan Stanley	2.802%	1/25/2052	940	606
	Morgan Stanley	5.516%	11/19/2055	1,200	1,213
	Morgan Stanley Bank NA	5.882%	10/30/2026	275	280
	Morgan Stanley Bank NA	4.447%	10/15/2027	425	426
	Morgan Stanley Bank NA	4.952%	1/14/2028	200	202
	Morgan Stanley Bank NA	5.504%	5/26/2028	925	945
	Morgan Stanley Bank NA	4.968%	7/14/2028	350	355
	Morgan Stanley Bank NA	5.016%	1/12/2029	340	346
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	150	154
	Morgan Stanley Private Bank NA	4.466%	7/6/2028	250	251
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	528	536
	MSCI Inc.	5.250%	9/1/2035	150	151
	Nasdaq Inc.	1.650%	1/15/2031	250	219
	Nasdaq Inc.	5.550%	2/15/2034	175	184
	Nasdaq Inc.	2.500%	12/21/2040	200	142
	Nasdaq Inc.	3.250%	4/28/2050	35	24
	Nasdaq Inc.	5.950%	8/15/2053	200	209
	Nasdaq Inc.	6.100%	6/28/2063	200	211
	National Australia Bank Ltd.	5.087%	6/11/2027	250	255
	National Australia Bank Ltd.	4.944%	1/12/2028	250	255
	National Australia Bank Ltd.	4.308%	6/13/2028	250	252
	National Australia Bank Ltd.	4.900%	6/13/2028	500	512
	National Australia Bank Ltd.	4.787%	1/10/2029	250	256
	National Australia Bank Ltd.	4.901%	1/14/2030	250	258
	National Australia Bank Ltd.	4.534%	6/13/2030	250	254
	National Bank of Canada	5.600%	12/18/2028	250	261
	NatWest Group plc	7.472%	11/10/2026	200	201
	NatWest Group plc	5.583%	3/1/2028	200	204
	NatWest Group plc	5.516%	9/30/2028	200	205
	NatWest Group plc	4.892%	5/18/2029	1,000	1,015
	NatWest Group plc	5.808%	9/13/2029	200	209
	NatWest Group plc	5.076%	1/27/2030	200	204
	NatWest Group plc	4.445%	5/8/2030	700	701
	NatWest Group plc	4.964%	8/15/2030	200	204
	NatWest Group plc	6.016%	3/2/2034	200	214
	NatWest Group plc	6.475%	6/1/2034	200	210
	NatWest Group plc	5.778%	3/1/2035	275	290
	NatWest Group plc	3.032%	11/28/2035	200	183
	Nomura Holdings Inc.	2.329%	1/22/2027	200	195
	Nomura Holdings Inc.	5.594%	7/2/2027	200	204
	Nomura Holdings Inc.	5.386%	7/6/2027	200	204
	Nomura Holdings Inc.	2.172%	7/14/2028	200	189
	Nomura Holdings Inc.	5.605%	7/6/2029	225	234
	Nomura Holdings Inc.	3.103%	1/16/2030	400	377
	Nomura Holdings Inc.	4.904%	7/1/2030	200	203
	Nomura Holdings Inc.	2.679%	7/16/2030	250	230
	Nomura Holdings Inc.	2.608%	7/14/2031	200	180

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nomura Holdings Inc.	2.999%	1/22/2032	200	181
	Nomura Holdings Inc.	5.783%	7/3/2034	200	211
	Nomura Holdings Inc.	5.491%	6/29/2035	200	206
[5]	North Haven Private Income Fund LLC	5.125%	9/25/2028	114	113
	Northern Trust Corp.	3.650%	8/3/2028	100	99
	Northern Trust Corp.	3.375%	5/8/2032	50	49
	Northern Trust Corp.	6.125%	11/2/2032	200	219
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	100	100
[5]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	125	128
	Old Republic International Corp.	3.850%	6/11/2051	200	145
	ORIX Corp.	3.700%	7/18/2027	200	198
	ORIX Corp.	4.650%	9/10/2029	95	96
	ORIX Corp.	4.450%	9/9/2030	225	225
	ORIX Corp.	2.250%	3/9/2031	50	45
	PartnerRe Finance B LLC	3.700%	7/2/2029	95	93
	PartnerRe Finance B LLC	4.500%	10/1/2050	100	95
	PayPal Holdings Inc.	2.650%	10/1/2026	300	296
	PayPal Holdings Inc.	4.450%	3/6/2028	63	64
	PayPal Holdings Inc.	2.850%	10/1/2029	400	381
	PayPal Holdings Inc.	2.300%	6/1/2030	200	184
	PayPal Holdings Inc.	5.150%	6/1/2034	600	618
	PayPal Holdings Inc.	5.100%	4/1/2035	99	101
	PayPal Holdings Inc.	3.250%	6/1/2050	210	147
	PayPal Holdings Inc.	5.500%	6/1/2054	200	200
	PNC Bank NA	3.100%	10/25/2027	250	246
	PNC Bank NA	3.250%	1/22/2028	150	148
	PNC Bank NA	4.050%	7/26/2028	250	249
	PNC Bank NA	2.700%	10/22/2029	150	141
	PNC Financial Services Group Inc.	3.150%	5/19/2027	450	444
	PNC Financial Services Group Inc.	6.615%	10/20/2027	200	205
	PNC Financial Services Group Inc.	5.300%	1/21/2028	200	203
	PNC Financial Services Group Inc.	3.450%	4/23/2029	500	490
	PNC Financial Services Group Inc.	5.582%	6/12/2029	200	207
	PNC Financial Services Group Inc.	2.550%	1/22/2030	425	397
	PNC Financial Services Group Inc.	5.492%	5/14/2030	225	234
	PNC Financial Services Group Inc.	5.222%	1/29/2031	190	196
	PNC Financial Services Group Inc.	4.899%	5/13/2031	360	367
	PNC Financial Services Group Inc.	4.812%	10/21/2032	250	254
	PNC Financial Services Group Inc.	4.626%	6/6/2033	200	199
	PNC Financial Services Group Inc.	6.037%	10/28/2033	255	275
	PNC Financial Services Group Inc.	5.068%	1/24/2034	200	204
	PNC Financial Services Group Inc.	5.939%	8/18/2034	590	633
	PNC Financial Services Group Inc.	6.875%	10/20/2034	430	487
	PNC Financial Services Group Inc.	5.676%	1/22/2035	500	527
	PNC Financial Services Group Inc.	5.401%	7/23/2035	265	274
	PNC Financial Services Group Inc.	5.575%	1/29/2036	800	835
	Principal Financial Group Inc.	3.100%	11/15/2026	100	99
	Principal Financial Group Inc.	4.625%	9/15/2042	50	46
	Principal Financial Group Inc.	4.350%	5/15/2043	150	132
	Principal Financial Group Inc.	4.300%	11/15/2046	195	167
	Progressive Corp.	2.450%	1/15/2027	150	147
	Progressive Corp.	4.000%	3/1/2029	100	100
	Progressive Corp.	6.625%	3/1/2029	125	135
	Progressive Corp.	4.950%	6/15/2033	100	103
	Progressive Corp.	4.350%	4/25/2044	50	44
	Progressive Corp.	4.125%	4/15/2047	290	244
	Progressive Corp.	4.200%	3/15/2048	115	98
	Progressive Corp.	3.950%	3/26/2050	180	145
	Progressive Corp.	3.700%	3/15/2052	100	77
	Prudential Financial Inc.	3.878%	3/27/2028	163	163
	Prudential Financial Inc.	5.750%	7/15/2033	100	109
	Prudential Financial Inc.	5.200%	3/14/2035	75	77
	Prudential Financial Inc.	5.700%	12/14/2036	125	133
	Prudential Financial Inc.	6.625%	12/1/2037	65	74
	Prudential Financial Inc.	3.000%	3/10/2040	50	39
	Prudential Financial Inc.	6.625%	6/21/2040	65	74
	Prudential Financial Inc.	5.100%	8/15/2043	42	40
	Prudential Financial Inc.	4.600%	5/15/2044	275	248
	Prudential Financial Inc.	3.905%	12/7/2047	132	106
	Prudential Financial Inc.	5.700%	9/15/2048	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	3.935%	12/7/2049	363	287
	Prudential Financial Inc.	4.350%	2/25/2050	210	178
	Prudential Financial Inc.	3.700%	10/1/2050	200	186
	Prudential Financial Inc.	5.125%	3/1/2052	250	250
	Prudential Financial Inc.	6.000%	9/1/2052	150	156
	Prudential Financial Inc.	6.500%	3/15/2054	175	187
	Prudential Funding Asia plc	3.125%	4/14/2030	200	192
	Radian Group Inc.	6.200%	5/15/2029	118	123
	Raymond James Financial Inc.	4.650%	4/1/2030	55	56
	Raymond James Financial Inc.	4.950%	7/15/2046	135	125
	Raymond James Financial Inc.	3.750%	4/1/2051	250	188
	Regions Bank	6.450%	6/26/2037	250	274
	Regions Financial Corp.	1.800%	8/12/2028	120	112
	Regions Financial Corp.	5.722%	6/6/2030	200	208
	Regions Financial Corp.	5.502%	9/6/2035	100	103
	Reinsurance Group of America Inc.	3.900%	5/15/2029	50	49
	Reinsurance Group of America Inc.	6.000%	9/15/2033	165	176
	Reinsurance Group of America Inc.	5.750%	9/15/2034	175	183
	Reinsurance Group of America Inc.	6.650%	9/15/2055	195	205
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	75	74
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	75	73
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	132	139
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	85	89
	Royal Bank of Canada	1.400%	11/2/2026	500	487
	Royal Bank of Canada	4.875%	1/19/2027	200	202
	Royal Bank of Canada	2.050%	1/21/2027	100	98
	Royal Bank of Canada	3.625%	5/4/2027	200	199
	Royal Bank of Canada	4.240%	8/3/2027	200	201
	Royal Bank of Canada	4.510%	10/18/2027	160	161
	Royal Bank of Canada	6.000%	11/1/2027	200	208
	Royal Bank of Canada	4.900%	1/12/2028	200	204
	Royal Bank of Canada	4.522%	10/18/2028	140	141
	Royal Bank of Canada	4.965%	1/24/2029	200	203
	Royal Bank of Canada	4.950%	2/1/2029	200	206
	Royal Bank of Canada	4.498%	8/6/2029	173	174
	Royal Bank of Canada	4.969%	8/2/2030	100	102
	Royal Bank of Canada	5.153%	2/4/2031	463	477
	Royal Bank of Canada	4.970%	5/2/2031	421	431
	Royal Bank of Canada	4.696%	8/6/2031	149	151
	Royal Bank of Canada	2.300%	11/3/2031	1,000	894
	Royal Bank of Canada	3.875%	5/4/2032	200	194
	Royal Bank of Canada	5.000%	2/1/2033	465	480
	Royal Bank of Canada	5.000%	5/2/2033	200	206
	Royal Bank of Canada	5.150%	2/1/2034	200	208
	S&P Global Inc.	2.450%	3/1/2027	250	245
	S&P Global Inc.	4.750%	8/1/2028	140	143
	S&P Global Inc.	2.700%	3/1/2029	250	239
	S&P Global Inc.	2.500%	12/1/2029	125	117
	S&P Global Inc.	1.250%	8/15/2030	200	174
	S&P Global Inc.	2.900%	3/1/2032	300	275
	S&P Global Inc.	3.250%	12/1/2049	150	108
	S&P Global Inc.	3.700%	3/1/2052	200	154
	S&P Global Inc.	2.300%	8/15/2060	100	52
	S&P Global Inc.	3.900%	3/1/2062	100	77
	Santander Holdings USA Inc.	3.244%	10/5/2026	400	396
	Santander Holdings USA Inc.	4.400%	7/13/2027	250	251
	Santander Holdings USA Inc.	2.490%	1/6/2028	200	195
	Santander Holdings USA Inc.	6.499%	3/9/2029	200	209
	Santander Holdings USA Inc.	6.174%	1/9/2030	200	208
	Santander Holdings USA Inc.	5.741%	3/20/2031	125	129
	Santander Holdings USA Inc.	6.342%	5/31/2035	125	133
	Santander UK Group Holdings plc	3.823%	11/3/2028	200	198
	Santander UK Group Holdings plc	6.534%	1/10/2029	415	434
	Selective Insurance Group Inc.	5.375%	3/1/2049	50	46
	SiriusPoint Ltd.	7.000%	4/5/2029	75	79
	Sixth Street Lending Partners	6.500%	3/11/2029	200	208
	Sixth Street Lending Partners	5.750%	1/15/2030	150	152
[5]	Sixth Street Lending Partners	6.125%	7/15/2030	50	52
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	150	155
	State Street Bank & Trust Co.	4.782%	11/23/2029	250	257

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
State Street Corp.	4.993%	3/18/2027	200	203
State Street Corp.	4.536%	2/28/2028	200	203
State Street Corp.	4.543%	4/24/2028	75	76
State Street Corp.	4.530%	2/20/2029	100	101
State Street Corp.	4.141%	12/3/2029	200	200
State Street Corp.	2.400%	1/24/2030	150	141
State Street Corp.	4.729%	2/28/2030	200	204
State Street Corp.	4.834%	4/24/2030	75	77
State Street Corp.	2.623%	2/7/2033	350	314
State Street Corp.	4.821%	1/26/2034	130	132
State Street Corp.	5.159%	5/18/2034	500	518
State Street Corp.	3.031%	11/1/2034	125	117
State Street Corp.	5.146%	2/28/2036	200	204
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	175	173
Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	200	199
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	700	693
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	300	297
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	100	100
Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	500	470
Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	475	454
Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	1,870	1,754
Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	200	207
Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	200	174
Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	200	209
Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	295	315
Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	200	203
Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	200	214
Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	200	211
Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	200	140
Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	200	219
Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	200	209
Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	105	107
Synchrony Financial	3.950%	12/1/2027	300	297
Synchrony Financial	5.019%	7/29/2029	27	27
Synchrony Financial	5.450%	3/6/2031	200	204
Synovus Financial Corp.	6.168%	11/1/2030	100	104
Toronto-Dominion Bank	1.950%	1/12/2027	200	195
Toronto-Dominion Bank	2.800%	3/10/2027	200	197
Toronto-Dominion Bank	4.980%	4/5/2027	200	203
Toronto-Dominion Bank	4.108%	6/8/2027	425	426
Toronto-Dominion Bank	5.156%	1/10/2028	225	230
Toronto-Dominion Bank	4.861%	1/31/2028	88	90
Toronto-Dominion Bank	5.523%	7/17/2028	225	234
Toronto-Dominion Bank	2.000%	9/10/2031	325	288
Toronto-Dominion Bank	2.450%	1/12/2032	850	756
Toronto-Dominion Bank	5.298%	1/30/2032	140	146
Toronto-Dominion Bank	3.200%	3/10/2032	47	44
Toronto-Dominion Bank	4.456%	6/8/2032	353	353
Toronto-Dominion Bank	5.146%	9/10/2034	120	122
TPG Operating Group II LP	5.375%	1/15/2036	150	150
Travelers Cos. Inc.	5.050%	7/24/2035	50	51
Travelers Cos. Inc.	6.250%	6/15/2037	150	167
Travelers Cos. Inc.	4.300%	8/25/2045	150	130
Travelers Cos. Inc.	4.000%	5/30/2047	225	185
Travelers Cos. Inc.	4.100%	3/4/2049	200	165
Travelers Cos. Inc.	2.550%	4/27/2050	500	308
Travelers Cos. Inc.	5.450%	5/25/2053	143	143
Travelers Cos. Inc.	5.700%	7/24/2055	75	78
Travelers Property Casualty Corp.	6.375%	3/15/2033	26	29
Truist Bank	4.420%	7/24/2028	250	251
Truist Financial Corp.	1.125%	8/3/2027	500	474
Truist Financial Corp.	3.875%	3/19/2029	200	197
Truist Financial Corp.	7.161%	10/30/2029	200	217
Truist Financial Corp.	5.435%	1/24/2030	275	285
Truist Financial Corp.	1.950%	6/5/2030	100	90
Truist Financial Corp.	4.916%	7/28/2033	200	200
Truist Financial Corp.	5.867%	6/8/2034	200	212
Truist Financial Corp.	5.711%	1/24/2035	275	289
UBS AG	5.000%	7/9/2027	250	254
UBS AG	4.864%	1/10/2028	400	403

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
UBS AG	7.500%	2/15/2028	425	457
UBS AG	5.650%	9/11/2028	225	235
UBS Group AG	4.875%	5/15/2045	375	352
Unum Group	4.000%	6/15/2029	80	79
Unum Group	5.750%	8/15/2042	75	75
Unum Group	4.500%	12/15/2049	100	82
Unum Group	6.000%	6/15/2054	100	101
US Bancorp	3.150%	4/27/2027	275	272
US Bancorp	6.787%	10/26/2027	200	205
US Bancorp	5.775%	6/12/2029	275	286
US Bancorp	3.000%	7/30/2029	240	230
US Bancorp	5.384%	1/23/2030	275	284
US Bancorp	5.100%	7/23/2030	650	668
US Bancorp	5.046%	2/12/2031	120	123
US Bancorp	5.083%	5/15/2031	150	154
US Bancorp	2.677%	1/27/2033	90	80
US Bancorp	4.967%	7/22/2033	235	236
US Bancorp	5.850%	10/21/2033	525	560
US Bancorp	4.839%	2/1/2034	360	361
US Bancorp	5.836%	6/12/2034	275	293
US Bancorp	5.678%	1/23/2035	275	290
US Bancorp	5.424%	2/12/2036	120	124
US Bancorp	2.491%	11/3/2036	700	604
US Bank NA	4.507%	10/22/2027	250	251
Verisk Analytics Inc.	4.125%	3/15/2029	400	399
Verisk Analytics Inc.	4.500%	8/15/2030	281	282
Verisk Analytics Inc.	5.250%	3/15/2035	115	117
Verisk Analytics Inc.	5.125%	2/15/2036	217	219
Verisk Analytics Inc.	3.625%	5/15/2050	150	112
Visa Inc.	1.900%	4/15/2027	148	144
Visa Inc.	0.750%	8/15/2027	500	474
Visa Inc.	2.750%	9/15/2027	150	147
Visa Inc.	1.100%	2/15/2031	400	345
Visa Inc.	4.150%	12/14/2035	325	313
Visa Inc.	2.700%	4/15/2040	200	153
Visa Inc.	4.300%	12/14/2045	550	485
Visa Inc.	3.650%	9/15/2047	100	79
Visa Inc.	2.000%	8/15/2050	300	167
Voya Financial Inc.	5.700%	7/15/2043	75	76
Voya Financial Inc.	4.800%	6/15/2046	40	36
Voya Financial Inc.	4.700%	1/23/2048	100	96
Webster Financial Corp.	4.100%	3/25/2029	55	54
Wells Fargo & Co.	3.000%	10/23/2026	675	668
Wells Fargo & Co.	4.300%	7/22/2027	475	477
Wells Fargo & Co.	4.900%	1/24/2028	350	353
Wells Fargo & Co.	5.707%	4/22/2028	525	537
Wells Fargo & Co.	3.584%	5/22/2028	500	495
Wells Fargo & Co.	4.808%	7/25/2028	975	987
Wells Fargo & Co.	4.150%	1/24/2029	200	200
Wells Fargo & Co.	5.574%	7/25/2029	350	363
Wells Fargo & Co.	4.078%	9/15/2029	280	279
Wells Fargo & Co.	6.303%	10/23/2029	990	1,049
Wells Fargo & Co.	2.879%	10/30/2030	1,300	1,230
Wells Fargo & Co.	5.244%	1/24/2031	300	310
Wells Fargo & Co.	4.478%	4/4/2031	1,250	1,257
Wells Fargo & Co.	4.897%	7/25/2033	975	990
Wells Fargo & Co.	5.389%	4/24/2034	952	989
Wells Fargo & Co.	5.557%	7/25/2034	350	368
Wells Fargo & Co.	6.491%	10/23/2034	300	333
Wells Fargo & Co.	5.499%	1/23/2035	1,025	1,069
Wells Fargo & Co.	5.211%	12/3/2035	425	434
Wells Fargo & Co.	3.068%	4/30/2041	600	466
Wells Fargo & Co.	5.375%	11/2/2043	1,000	977
Wells Fargo & Co.	4.650%	11/4/2044	325	287
Wells Fargo & Co.	4.900%	11/17/2045	250	228
Wells Fargo & Co.	4.400%	6/14/2046	300	254
Wells Fargo & Co.	4.750%	12/7/2046	350	311
Wells Fargo & Co.	5.013%	4/4/2051	1,750	1,635
Wells Fargo & Co.	4.611%	4/25/2053	400	351
Wells Fargo Bank NA	5.254%	12/11/2026	450	457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo Bank NA	5.950%	8/26/2036	200	213
Wells Fargo Bank NA	5.850%	2/1/2037	300	318
Wells Fargo Bank NA	6.600%	1/15/2038	225	254
Western Union Co.	6.200%	11/17/2036	100	104
Western Union Co.	6.200%	6/21/2040	17	18
Westpac Banking Corp.	4.600%	10/20/2026	120	121
Westpac Banking Corp.	3.350%	3/8/2027	250	248
Westpac Banking Corp.	1.953%	11/20/2028	275	259
Westpac Banking Corp.	5.050%	4/16/2029	200	207
Westpac Banking Corp.	2.650%	1/16/2030	150	142
Westpac Banking Corp.	4.322%	11/23/2031	500	499
Westpac Banking Corp.	5.405%	8/10/2033	200	206
Westpac Banking Corp.	6.820%	11/17/2033	200	224
Westpac Banking Corp.	4.110%	7/24/2034	25	24
Westpac Banking Corp.	2.668%	11/15/2035	315	283
Westpac Banking Corp.	5.618%	11/20/2035	260	268
Westpac Banking Corp.	3.020%	11/18/2036	500	446
Westpac Banking Corp.	4.421%	7/24/2039	200	185
Westpac Banking Corp.	2.963%	11/16/2040	200	153
Willis North America Inc.	4.500%	9/15/2028	100	101
Willis North America Inc.	2.950%	9/15/2029	440	418
Willis North America Inc.	5.350%	5/15/2033	100	103
Willis North America Inc.	5.050%	9/15/2048	50	46
Willis North America Inc.	3.875%	9/15/2049	90	68
Willis North America Inc.	5.900%	3/5/2054	125	127
Zions Bancorp NA	3.250%	10/29/2029	250	235
Zions Bancorp NA	6.816%	11/19/2035	50	53
				370,107
Health Care (2.9%)
Abbott Laboratories	3.750%	11/30/2026	367	367
Abbott Laboratories	1.150%	1/30/2028	100	94
Abbott Laboratories	1.400%	6/30/2030	150	134
Abbott Laboratories	4.750%	11/30/2036	200	202
Abbott Laboratories	5.300%	5/27/2040	250	259
Abbott Laboratories	4.900%	11/30/2046	700	672
AbbVie Inc.	2.950%	11/21/2026	740	732
AbbVie Inc.	4.800%	3/15/2027	500	506
AbbVie Inc.	4.650%	3/15/2028	200	203
AbbVie Inc.	4.250%	11/14/2028	200	202
AbbVie Inc.	4.800%	3/15/2029	525	537
AbbVie Inc.	3.200%	11/21/2029	1,180	1,138
AbbVie Inc.	4.875%	3/15/2030	200	206
AbbVie Inc.	4.950%	3/15/2031	1,000	1,033
AbbVie Inc.	5.050%	3/15/2034	550	565
AbbVie Inc.	4.550%	3/15/2035	350	345
AbbVie Inc.	5.200%	3/15/2035	175	181
AbbVie Inc.	4.500%	5/14/2035	450	441
AbbVie Inc.	4.300%	5/14/2036	200	192
AbbVie Inc.	4.050%	11/21/2039	768	687
AbbVie Inc.	4.400%	11/6/2042	501	452
AbbVie Inc.	4.850%	6/15/2044	230	217
AbbVie Inc.	4.750%	3/15/2045	200	185
AbbVie Inc.	4.700%	5/14/2045	402	369
AbbVie Inc.	4.450%	5/14/2046	455	402
AbbVie Inc.	4.875%	11/14/2048	425	394
AbbVie Inc.	4.250%	11/21/2049	1,375	1,161
AbbVie Inc.	5.400%	3/15/2054	700	697
AbbVie Inc.	5.500%	3/15/2064	250	250
Adventist Health System	4.742%	12/1/2030	150	150
Adventist Health System	5.430%	3/1/2032	100	103
Adventist Health System	5.757%	12/1/2034	75	77
Adventist Health System	3.630%	3/1/2049	50	34
Advocate Health & Hospitals Corp.	3.829%	8/15/2028	50	50
Advocate Health & Hospitals Corp.	2.211%	6/15/2030	25	23
Advocate Health & Hospitals Corp.	4.272%	8/15/2048	100	84
Advocate Health & Hospitals Corp.	3.387%	10/15/2049	75	54
Advocate Health & Hospitals Corp.	3.008%	6/15/2050	75	50
Aetna Inc.	6.625%	6/15/2036	130	143
Aetna Inc.	6.750%	12/15/2037	100	110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Aetna Inc.	4.500%	5/15/2042	75	65
	Agilent Technologies Inc.	2.750%	9/15/2029	100	95
	Agilent Technologies Inc.	2.100%	6/4/2030	100	91
	Agilent Technologies Inc.	4.750%	9/9/2034	150	149
	AHS Hospital Corp.	5.024%	7/1/2045	75	72
	AHS Hospital Corp.	2.780%	7/1/2051	150	95
[2]	Allina Health System	3.887%	4/15/2049	75	59
	Amgen Inc.	2.200%	2/21/2027	150	146
	Amgen Inc.	3.200%	11/2/2027	600	590
	Amgen Inc.	5.150%	3/2/2028	500	512
	Amgen Inc.	1.650%	8/15/2028	400	374
	Amgen Inc.	4.050%	8/18/2029	325	324
	Amgen Inc.	2.000%	1/15/2032	450	390
	Amgen Inc.	3.350%	2/22/2032	500	469
	Amgen Inc.	4.200%	3/1/2033	200	194
	Amgen Inc.	5.250%	3/2/2033	925	958
	Amgen Inc.	3.150%	2/21/2040	575	453
	Amgen Inc.	2.800%	8/15/2041	150	110
	Amgen Inc.	4.950%	10/1/2041	240	226
	Amgen Inc.	5.150%	11/15/2041	126	122
	Amgen Inc.	5.600%	3/2/2043	406	411
	Amgen Inc.	4.400%	5/1/2045	450	391
	Amgen Inc.	4.563%	6/15/2048	75	65
	Amgen Inc.	4.663%	6/15/2051	775	677
	Amgen Inc.	4.200%	2/22/2052	475	381
	Amgen Inc.	5.650%	3/2/2053	750	749
	Amgen Inc.	2.770%	9/1/2053	422	256
	Amgen Inc.	5.750%	3/2/2063	500	499
	Ascension Health	2.532%	11/15/2029	350	329
	Ascension Health	3.106%	11/15/2039	100	79
	Ascension Health	3.945%	11/15/2046	200	164
[2]	Ascension Health	4.847%	11/15/2053	75	68
	Astrazeneca Finance LLC	4.800%	2/26/2027	275	278
	Astrazeneca Finance LLC	4.875%	3/3/2028	200	204
	Astrazeneca Finance LLC	1.750%	5/28/2028	200	189
	Astrazeneca Finance LLC	4.850%	2/26/2029	225	231
	Astrazeneca Finance LLC	4.900%	3/3/2030	200	206
	Astrazeneca Finance LLC	4.900%	2/26/2031	200	207
	Astrazeneca Finance LLC	2.250%	5/28/2031	200	181
	Astrazeneca Finance LLC	4.875%	3/3/2033	75	77
	Astrazeneca Finance LLC	5.000%	2/26/2034	270	278
	AstraZeneca plc	4.000%	1/17/2029	200	200
	AstraZeneca plc	1.375%	8/6/2030	300	264
	AstraZeneca plc	6.450%	9/15/2037	550	627
	AstraZeneca plc	4.000%	9/18/2042	290	252
	AstraZeneca plc	4.375%	11/16/2045	200	178
	AstraZeneca plc	3.000%	5/28/2051	135	93
	Banner Health	2.338%	1/1/2030	125	116
	Banner Health	3.181%	1/1/2050	75	52
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	250	181
	Baxalta Inc.	5.250%	6/23/2045	73	70
	Baxter International Inc.	1.915%	2/1/2027	750	727
	Baxter International Inc.	2.272%	12/1/2028	250	235
	Baxter International Inc.	2.539%	2/1/2032	500	438
	Baxter International Inc.	3.500%	8/15/2046	100	72
	Baxter International Inc.	3.132%	12/1/2051	200	128
	Baylor Scott & White Holdings	1.777%	11/15/2030	100	89
	Baylor Scott & White Holdings	4.185%	11/15/2045	100	85
	Baylor Scott & White Holdings	2.839%	11/15/2050	350	225
	Becton Dickinson & Co.	3.700%	6/6/2027	375	373
	Becton Dickinson & Co.	4.693%	2/13/2028	250	253
	Becton Dickinson & Co.	4.874%	2/8/2029	35	36
	Becton Dickinson & Co.	5.081%	6/7/2029	200	205
	Becton Dickinson & Co.	2.823%	5/20/2030	125	117
	Becton Dickinson & Co.	1.957%	2/11/2031	375	331
	Becton Dickinson & Co.	5.110%	2/8/2034	100	102
	Becton Dickinson & Co.	4.685%	12/15/2044	172	154
	Becton Dickinson & Co.	4.669%	6/6/2047	300	265
	Biogen Inc.	2.250%	5/1/2030	400	365
	Biogen Inc.	5.750%	5/15/2035	125	131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Biogen Inc.	3.150%	5/1/2050	300	195
	Biogen Inc.	3.250%	2/15/2051	150	98
	Biogen Inc.	6.450%	5/15/2055	100	107
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	250	234
	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	25	25
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	100	97
	Boston Scientific Corp.	2.650%	6/1/2030	150	140
	Boston Scientific Corp.	4.550%	3/1/2039	131	125
	Boston Scientific Corp.	7.375%	1/15/2040	50	61
	Boston Scientific Corp.	4.700%	3/1/2049	133	122
	Bristol-Myers Squibb Co.	4.900%	2/22/2027	200	203
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	500	473
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	210	208
	Bristol-Myers Squibb Co.	3.900%	2/20/2028	275	275
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	325	334
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	605	590
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	200	175
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	225	234
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	300	276
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	175	190
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	450	467
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	100	77
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	175	159
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	250	213
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	233	204
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	700	580
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	500	300
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	720	538
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	475	473
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	200	147
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	350	386
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	300	298
	Cardinal Health Inc.	4.700%	11/15/2026	100	101
	Cardinal Health Inc.	5.125%	2/15/2029	125	129
	Cardinal Health Inc.	5.000%	11/15/2029	150	154
	Cardinal Health Inc.	4.500%	9/15/2030	100	100
	Cardinal Health Inc.	5.450%	2/15/2034	100	104
	Cardinal Health Inc.	5.350%	11/15/2034	200	206
	Cardinal Health Inc.	5.150%	9/15/2035	100	101
	Cardinal Health Inc.	4.600%	3/15/2043	75	66
	Cardinal Health Inc.	4.500%	11/15/2044	50	43
	Cardinal Health Inc.	4.368%	6/15/2047	125	104
	Cardinal Health Inc.	5.750%	11/15/2054	100	100
	Cencora Inc.	3.450%	12/15/2027	275	271
	Cencora Inc.	4.625%	12/15/2027	100	101
	Cencora Inc.	4.850%	12/15/2029	100	102
	Cencora Inc.	2.700%	3/15/2031	250	229
	Cencora Inc.	5.125%	2/15/2034	100	102
	Cencora Inc.	5.150%	2/15/2035	125	128
	Cencora Inc.	4.300%	12/15/2047	175	146
	Centene Corp.	4.250%	12/15/2027	474	466
	Centene Corp.	2.450%	7/15/2028	467	435
	Centene Corp.	4.625%	12/15/2029	736	714
	Centene Corp.	3.375%	2/15/2030	110	101
	Centene Corp.	3.000%	10/15/2030	407	364
	Centene Corp.	2.500%	3/1/2031	395	340
	Centene Corp.	2.625%	8/1/2031	254	218
	Children's Health System of Texas	2.511%	8/15/2050	300	179
	Children's Hospital Corp.	4.115%	1/1/2047	75	63
	Children's Hospital Corp.	2.585%	2/1/2050	50	31
	Children's Hospital Medical Center	4.268%	5/15/2044	50	44
	CHRISTUS Health	4.341%	7/1/2028	200	200
	Cigna Group	3.400%	3/1/2027	275	272
	Cigna Group	7.875%	5/15/2027	41	43
	Cigna Group	4.375%	10/15/2028	610	613
	Cigna Group	5.000%	5/15/2029	200	205
	Cigna Group	2.400%	3/15/2030	231	213
	Cigna Group	4.500%	9/15/2030	115	115
	Cigna Group	2.375%	3/15/2031	250	225
	Cigna Group	5.125%	5/15/2031	150	155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cigna Group	4.875%	9/15/2032	336	339
	Cigna Group	5.250%	2/15/2034	200	206
	Cigna Group	5.250%	1/15/2036	500	506
	Cigna Group	4.800%	8/15/2038	415	396
	Cigna Group	3.200%	3/15/2040	150	117
	Cigna Group	6.125%	11/15/2041	92	97
	Cigna Group	4.800%	7/15/2046	400	358
	Cigna Group	3.875%	10/15/2047	170	132
	Cigna Group	4.900%	12/15/2048	545	489
	Cigna Group	3.400%	3/15/2050	375	263
	Cigna Group	5.600%	2/15/2054	225	221
	Cigna Group	6.000%	1/15/2056	99	103
	City of Hope	5.623%	11/15/2043	75	74
	City of Hope	4.378%	8/15/2048	100	82
	Cleveland Clinic Foundation	4.858%	1/1/2114	100	87
	CommonSpirit Health	2.782%	10/1/2030	500	463
	CommonSpirit Health	5.205%	12/1/2031	150	155
	CommonSpirit Health	5.318%	12/1/2034	125	127
[2]	CommonSpirit Health	4.350%	11/1/2042	225	194
[6]	CommonSpirit Health	3.817%	10/1/2049	50	37
	CommonSpirit Health	4.187%	10/1/2049	150	119
	CommonSpirit Health	5.548%	12/1/2054	100	96
	Community Health Network Inc.	3.099%	5/1/2050	140	91
	Cottage Health Obligated Group	3.304%	11/1/2049	100	71
	CVS Health Corp.	1.300%	8/21/2027	600	568
	CVS Health Corp.	4.300%	3/25/2028	677	677
	CVS Health Corp.	5.000%	1/30/2029	470	479
	CVS Health Corp.	5.400%	6/1/2029	350	362
	CVS Health Corp.	3.250%	8/15/2029	360	345
	CVS Health Corp.	5.125%	2/21/2030	250	256
	CVS Health Corp.	1.750%	8/21/2030	350	307
	CVS Health Corp.	5.250%	1/30/2031	100	103
	CVS Health Corp.	1.875%	2/28/2031	350	304
	CVS Health Corp.	5.550%	6/1/2031	175	183
	CVS Health Corp.	5.000%	9/15/2032	72	73
	CVS Health Corp.	5.250%	2/21/2033	250	256
	CVS Health Corp.	5.300%	6/1/2033	225	230
	CVS Health Corp.	5.700%	6/1/2034	225	235
	CVS Health Corp.	4.875%	7/20/2035	125	122
	CVS Health Corp.	5.450%	9/15/2035	122	124
	CVS Health Corp.	4.780%	3/25/2038	1,025	961
	CVS Health Corp.	6.125%	9/15/2039	75	78
	CVS Health Corp.	4.125%	4/1/2040	85	72
	CVS Health Corp.	5.300%	12/5/2043	75	70
	CVS Health Corp.	5.125%	7/20/2045	700	635
	CVS Health Corp.	5.050%	3/25/2048	1,535	1,367
	CVS Health Corp.	5.625%	2/21/2053	220	209
	CVS Health Corp.	5.875%	6/1/2053	293	288
	CVS Health Corp.	6.200%	9/15/2055	325	334
	CVS Health Corp.	6.000%	6/1/2063	135	133
	CVS Health Corp.	6.250%	9/15/2065	125	127
	Danaher Corp.	4.375%	9/15/2045	75	66
	Danaher Corp.	2.600%	10/1/2050	500	311
	Dartmouth-Hitchcock Health	4.178%	8/1/2048	100	79
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	150	138
	DH Europe Finance II Sarl	2.600%	11/15/2029	150	141
	DH Europe Finance II Sarl	3.250%	11/15/2039	175	143
	Dignity Health	4.500%	11/1/2042	100	88
	Dignity Health	5.267%	11/1/2064	50	45
	Duke University Health System Inc.	3.920%	6/1/2047	100	81
	Edwards Lifesciences Corp.	4.300%	6/15/2028	100	100
	Elevance Health Inc.	4.500%	10/30/2026	70	70
	Elevance Health Inc.	3.650%	12/1/2027	500	496
	Elevance Health Inc.	4.000%	9/15/2028	231	230
	Elevance Health Inc.	5.150%	6/15/2029	115	118
	Elevance Health Inc.	4.750%	2/15/2030	70	71
	Elevance Health Inc.	2.250%	5/15/2030	530	484
	Elevance Health Inc.	2.550%	3/15/2031	650	590
	Elevance Health Inc.	4.950%	11/1/2031	55	56
	Elevance Health Inc.	4.600%	9/15/2032	250	248

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Elevance Health Inc.	5.500%	10/15/2032	250	263
Elevance Health Inc.	4.750%	2/15/2033	200	201
Elevance Health Inc.	5.375%	6/15/2034	175	180
Elevance Health Inc.	5.950%	12/15/2034	1	1
Elevance Health Inc.	5.200%	2/15/2035	465	474
Elevance Health Inc.	5.000%	1/15/2036	304	302
Elevance Health Inc.	5.850%	1/15/2036	75	80
Elevance Health Inc.	6.375%	6/15/2037	50	55
Elevance Health Inc.	4.650%	1/15/2043	775	695
Elevance Health Inc.	4.375%	12/1/2047	261	218
Elevance Health Inc.	4.550%	3/1/2048	155	132
Elevance Health Inc.	3.125%	5/15/2050	200	132
Elevance Health Inc.	4.550%	5/15/2052	200	167
Elevance Health Inc.	5.125%	2/15/2053	200	183
Elevance Health Inc.	5.650%	6/15/2054	175	172
Elevance Health Inc.	4.850%	8/15/2054	30	26
Elevance Health Inc.	5.700%	2/15/2055	240	238
Elevance Health Inc.	5.700%	9/15/2055	100	99
Elevance Health Inc.	5.850%	11/1/2064	140	139
Eli Lilly & Co.	4.500%	2/9/2027	500	504
Eli Lilly & Co.	4.150%	8/14/2027	75	76
Eli Lilly & Co.	4.550%	2/12/2028	200	203
Eli Lilly & Co.	4.000%	10/15/2028	118	118
Eli Lilly & Co.	4.500%	2/9/2029	200	203
Eli Lilly & Co.	3.375%	3/15/2029	92	90
Eli Lilly & Co.	4.200%	8/14/2029	177	178
Eli Lilly & Co.	4.750%	2/12/2030	200	205
Eli Lilly & Co.	4.250%	3/15/2031	102	102
Eli Lilly & Co.	4.900%	2/12/2032	200	207
Eli Lilly & Co.	4.550%	10/15/2032	196	197
Eli Lilly & Co.	4.700%	2/9/2034	275	278
Eli Lilly & Co.	4.600%	8/14/2034	225	226
Eli Lilly & Co.	4.900%	10/15/2035	181	183
Eli Lilly & Co.	2.250%	5/15/2050	450	262
Eli Lilly & Co.	4.875%	2/27/2053	50	47
Eli Lilly & Co.	5.000%	2/9/2054	400	379
Eli Lilly & Co.	5.050%	8/14/2054	75	72
Eli Lilly & Co.	5.500%	2/12/2055	400	409
Eli Lilly & Co.	5.550%	10/15/2055	114	117
Eli Lilly & Co.	2.500%	9/15/2060	500	283
Eli Lilly & Co.	4.950%	2/27/2063	250	230
Eli Lilly & Co.	5.100%	2/9/2064	450	425
Eli Lilly & Co.	5.200%	8/14/2064	75	72
Eli Lilly & Co.	5.650%	10/15/2065	103	106
Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	75	57
GE HealthCare Technologies Inc.	5.650%	11/15/2027	200	206
GE HealthCare Technologies Inc.	4.800%	8/14/2029	300	306
GE HealthCare Technologies Inc.	4.800%	1/15/2031	125	127
GE HealthCare Technologies Inc.	5.905%	11/22/2032	250	269
GE HealthCare Technologies Inc.	5.500%	6/15/2035	150	155
GE HealthCare Technologies Inc.	6.377%	11/22/2052	150	165
Gilead Sciences Inc.	2.950%	3/1/2027	525	518
Gilead Sciences Inc.	4.800%	11/15/2029	125	128
Gilead Sciences Inc.	5.250%	10/15/2033	100	105
Gilead Sciences Inc.	5.100%	6/15/2035	175	180
Gilead Sciences Inc.	4.600%	9/1/2035	575	568
Gilead Sciences Inc.	4.000%	9/1/2036	150	139
Gilead Sciences Inc.	5.650%	12/1/2041	175	183
Gilead Sciences Inc.	4.800%	4/1/2044	400	373
Gilead Sciences Inc.	4.750%	3/1/2046	455	418
Gilead Sciences Inc.	2.800%	10/1/2050	525	339
Gilead Sciences Inc.	5.550%	10/15/2053	100	101
Gilead Sciences Inc.	5.500%	11/15/2054	225	226
Gilead Sciences Inc.	5.600%	11/15/2064	200	202
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	375	375
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	147	149
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	85	90
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	424	428
GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	550	618
GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	100	88

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	131	132
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	175	171
	Hackensack Meridian Health Inc.	2.675%	9/1/2041	250	179
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	75	63
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	50	43
[2]	Hartford HealthCare Corp.	3.447%	7/1/2054	75	55
	HCA Inc.	4.500%	2/15/2027	125	125
	HCA Inc.	5.000%	3/1/2028	125	127
	HCA Inc.	5.200%	6/1/2028	177	181
	HCA Inc.	5.625%	9/1/2028	275	284
	HCA Inc.	4.125%	6/15/2029	330	327
	HCA Inc.	3.500%	9/1/2030	650	621
	HCA Inc.	5.450%	4/1/2031	325	338
	HCA Inc.	2.375%	7/15/2031	150	133
	HCA Inc.	5.500%	3/1/2032	150	156
	HCA Inc.	3.625%	3/15/2032	250	235
	HCA Inc.	5.500%	6/1/2033	221	230
	HCA Inc.	5.600%	4/1/2034	225	234
	HCA Inc.	5.450%	9/15/2034	225	231
	HCA Inc.	5.750%	3/1/2035	250	261
	HCA Inc.	5.125%	6/15/2039	200	192
	HCA Inc.	4.375%	3/15/2042	250	214
	HCA Inc.	5.500%	6/15/2047	325	310
	HCA Inc.	5.250%	6/15/2049	450	411
	HCA Inc.	3.500%	7/15/2051	200	137
	HCA Inc.	4.625%	3/15/2052	500	413
	HCA Inc.	5.900%	6/1/2053	177	175
	HCA Inc.	6.000%	4/1/2054	288	289
	HCA Inc.	5.950%	9/15/2054	312	311
	HCA Inc.	6.200%	3/1/2055	225	232
	HCA Inc.	6.100%	4/1/2064	150	151
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	100	77
	Humana Inc.	1.350%	2/3/2027	200	193
	Humana Inc.	3.950%	3/15/2027	150	149
	Humana Inc.	5.750%	12/1/2028	100	104
	Humana Inc.	3.700%	3/23/2029	100	98
	Humana Inc.	4.875%	4/1/2030	135	137
	Humana Inc.	5.375%	4/15/2031	270	278
	Humana Inc.	2.150%	2/3/2032	200	170
	Humana Inc.	5.950%	3/15/2034	200	210
	Humana Inc.	5.550%	5/1/2035	200	204
	Humana Inc.	4.625%	12/1/2042	110	95
	Humana Inc.	4.950%	10/1/2044	270	240
	Humana Inc.	3.950%	8/15/2049	40	30
	Humana Inc.	5.500%	3/15/2053	200	185
	Humana Inc.	5.750%	4/15/2054	125	119
	Illumina Inc.	2.550%	3/23/2031	150	134
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	75	61
	Iowa Health System	3.665%	2/15/2050	125	94
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	125	101
	Johnson & Johnson	4.500%	3/1/2027	118	119
	Johnson & Johnson	2.950%	3/3/2027	200	198
	Johnson & Johnson	0.950%	9/1/2027	300	285
	Johnson & Johnson	2.900%	1/15/2028	275	270
	Johnson & Johnson	4.550%	3/1/2028	138	141
	Johnson & Johnson	4.700%	3/1/2030	172	177
	Johnson & Johnson	1.300%	9/1/2030	375	331
	Johnson & Johnson	4.850%	3/1/2032	245	254
	Johnson & Johnson	4.950%	5/15/2033	150	158
	Johnson & Johnson	5.000%	3/1/2035	364	378
	Johnson & Johnson	3.550%	3/1/2036	175	160
	Johnson & Johnson	3.625%	3/3/2037	300	272
	Johnson & Johnson	5.950%	8/15/2037	200	224
	Johnson & Johnson	3.400%	1/15/2038	150	132
	Johnson & Johnson	2.100%	9/1/2040	250	176
	Johnson & Johnson	4.500%	9/1/2040	150	145
	Johnson & Johnson	4.850%	5/15/2041	75	75
	Johnson & Johnson	4.500%	12/5/2043	200	189
	Johnson & Johnson	3.700%	3/1/2046	400	329
	Johnson & Johnson	3.750%	3/3/2047	250	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Johnson & Johnson	2.250%	9/1/2050	400	241
	Kaiser Foundation Hospitals	3.150%	5/1/2027	100	99
	Kaiser Foundation Hospitals	2.810%	6/1/2041	250	185
	Kaiser Foundation Hospitals	4.875%	4/1/2042	235	223
	Kaiser Foundation Hospitals	4.150%	5/1/2047	150	126
	Kaiser Foundation Hospitals	3.266%	11/1/2049	175	124
	Kaiser Foundation Hospitals	3.002%	6/1/2051	250	166
	Koninklijke Philips NV	6.875%	3/11/2038	100	113
	Koninklijke Philips NV	5.000%	3/15/2042	150	140
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	100	99
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	125	119
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	100	100
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	50	46
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	150	149
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	150	149
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	195	175
	Mass General Brigham Inc.	3.342%	7/1/2060	250	168
	Mayo Clinic	3.774%	11/15/2043	75	62
	Mayo Clinic	4.128%	11/15/2052	50	40
	Mayo Clinic	3.196%	11/15/2061	150	97
	McKesson Corp.	4.900%	7/15/2028	24	25
	McKesson Corp.	4.250%	9/15/2029	100	100
	McKesson Corp.	4.650%	5/30/2030	300	305
	McKesson Corp.	4.950%	5/30/2032	350	359
	McKesson Corp.	5.250%	5/30/2035	400	412
	McLaren Health Care Corp.	4.386%	5/15/2048	50	42
[2]	MedStar Health Inc.	3.626%	8/15/2049	75	55
	Medtronic Inc.	4.375%	3/15/2035	511	501
	Medtronic Inc.	4.625%	3/15/2045	244	224
	Memorial Health Services	3.447%	11/1/2049	100	72
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	100	67
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	150	123
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	100	82
	Merck & Co. Inc.	1.700%	6/10/2027	400	386
	Merck & Co. Inc.	3.850%	9/15/2027	300	301
	Merck & Co. Inc.	1.900%	12/10/2028	400	376
	Merck & Co. Inc.	3.400%	3/7/2029	475	465
	Merck & Co. Inc.	4.300%	5/17/2030	133	134
	Merck & Co. Inc.	1.450%	6/24/2030	210	186
	Merck & Co. Inc.	4.150%	9/15/2030	400	400
	Merck & Co. Inc.	2.150%	12/10/2031	450	398
	Merck & Co. Inc.	4.550%	9/15/2032	340	343
	Merck & Co. Inc.	4.500%	5/17/2033	175	176
	Merck & Co. Inc.	6.500%	12/1/2033	125	142
	Merck & Co. Inc.	4.950%	9/15/2035	275	278
	Merck & Co. Inc.	3.900%	3/7/2039	200	179
	Merck & Co. Inc.	3.600%	9/15/2042	100	81
	Merck & Co. Inc.	4.150%	5/18/2043	200	174
	Merck & Co. Inc.	4.900%	5/17/2044	133	126
	Merck & Co. Inc.	3.700%	2/10/2045	525	422
	Merck & Co. Inc.	4.000%	3/7/2049	300	244
	Merck & Co. Inc.	2.750%	12/10/2051	300	189
	Merck & Co. Inc.	5.000%	5/17/2053	265	249
	Merck & Co. Inc.	5.700%	9/15/2055	200	206
	Merck & Co. Inc.	2.900%	12/10/2061	125	75
	Merck & Co. Inc.	5.150%	5/17/2063	177	166
	Methodist Hospital	2.705%	12/1/2050	300	188
[2]	Montefiore Obligated Group	5.246%	11/1/2048	150	123
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	75	57
	Mylan Inc.	5.400%	11/29/2043	100	87
	New York & Presbyterian Hospital	4.024%	8/1/2045	130	109
	New York & Presbyterian Hospital	4.063%	8/1/2056	75	60
	New York & Presbyterian Hospital	2.606%	8/1/2060	100	56
	New York & Presbyterian Hospital	3.954%	8/1/2119	125	88
	Northwell Healthcare Inc.	3.979%	11/1/2046	100	79
	Northwell Healthcare Inc.	4.260%	11/1/2047	200	164
	Northwell Healthcare Inc.	3.809%	11/1/2049	100	74
	Novant Health Inc.	2.637%	11/1/2036	250	200
	Novant Health Inc.	3.318%	11/1/2061	100	66
	Novartis Capital Corp.	2.000%	2/14/2027	200	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Novartis Capital Corp.	3.100%	5/17/2027	175	173
	Novartis Capital Corp.	3.800%	9/18/2029	150	149
	Novartis Capital Corp.	2.200%	8/14/2030	410	377
	Novartis Capital Corp.	4.000%	9/18/2031	100	99
	Novartis Capital Corp.	4.200%	9/18/2034	150	147
	Novartis Capital Corp.	3.700%	9/21/2042	100	84
	Novartis Capital Corp.	4.400%	5/6/2044	375	339
	Novartis Capital Corp.	4.000%	11/20/2045	225	191
	Novartis Capital Corp.	2.750%	8/14/2050	75	49
	Novartis Capital Corp.	4.700%	9/18/2054	225	206
	NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery	2.667%	10/1/2050	10	6
	NYU Langone Hospitals	4.784%	7/1/2044	100	92
[2]	NYU Langone Hospitals	4.368%	7/1/2047	110	96
	NYU Langone Hospitals	3.380%	7/1/2055	200	139
	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	50	42
[2]	OhioHealth Corp.	3.042%	11/15/2050	100	69
	Orlando Health Obligated Group	5.475%	10/1/2035	75	78
	Orlando Health Obligated Group	4.089%	10/1/2048	50	41
	PeaceHealth Obligated Group	4.787%	11/15/2048	75	64
	PeaceHealth Obligated Group	3.218%	11/15/2050	200	129
	Pfizer Inc.	3.600%	9/15/2028	100	99
	Pfizer Inc.	3.450%	3/15/2029	375	369
	Pfizer Inc.	2.625%	4/1/2030	300	281
	Pfizer Inc.	1.700%	5/28/2030	225	202
	Pfizer Inc.	1.750%	8/18/2031	200	175
	Pfizer Inc.	4.100%	9/15/2038	150	136
	Pfizer Inc.	3.900%	3/15/2039	125	111
	Pfizer Inc.	7.200%	3/15/2039	425	510
	Pfizer Inc.	2.550%	5/28/2040	200	147
	Pfizer Inc.	4.300%	6/15/2043	125	110
	Pfizer Inc.	4.400%	5/15/2044	200	178
	Pfizer Inc.	4.125%	12/15/2046	250	209
	Pfizer Inc.	4.200%	9/15/2048	150	126
	Pfizer Inc.	4.000%	3/15/2049	175	142
	Pfizer Inc.	2.700%	5/28/2050	450	285
	Pfizer Investment Enterprises Pte Ltd.	4.450%	5/19/2028	707	715
	Pfizer Investment Enterprises Pte Ltd.	4.650%	5/19/2030	527	537
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/2033	684	691
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	525	509
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	1,061	1,026
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	607	576
	Pharmacia LLC	6.600%	12/1/2028	175	188
	Providence St. Joseph Health Obligated Group	2.746%	10/1/2026	50	49
	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	150	140
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	200	206
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	200	206
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	75	57
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	75	58
	Quest Diagnostics Inc.	4.600%	12/15/2027	100	101
	Quest Diagnostics Inc.	4.200%	6/30/2029	140	140
	Quest Diagnostics Inc.	4.625%	12/15/2029	125	127
	Quest Diagnostics Inc.	2.950%	6/30/2030	160	151
	Quest Diagnostics Inc.	2.800%	6/30/2031	125	115
	Quest Diagnostics Inc.	5.000%	12/15/2034	150	152
	Quest Diagnostics Inc.	5.750%	1/30/2040	13	13
	Quest Diagnostics Inc.	4.700%	3/30/2045	25	23
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	500	441
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	50	31
	Revvity Inc.	1.900%	9/15/2028	250	233
	Revvity Inc.	3.625%	3/15/2051	150	106
	Royalty Pharma plc	5.150%	9/2/2029	100	103
	Royalty Pharma plc	2.200%	9/2/2030	300	269
	Royalty Pharma plc	4.450%	3/25/2031	300	297
	Royalty Pharma plc	3.550%	9/2/2050	350	246
	Royalty Pharma plc	3.350%	9/2/2051	250	167
	Rush Obligated Group	3.922%	11/15/2029	75	74
	Sanofi SA	3.625%	6/19/2028	225	224
	Seattle Children's Hospital	2.719%	10/1/2050	200	126
	Smith & Nephew plc	5.150%	3/20/2027	100	101
	Smith & Nephew plc	2.032%	10/14/2030	300	268

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Solventum Corp.	5.450%	2/25/2027	31	32
Solventum Corp.	5.400%	3/1/2029	59	61
Solventum Corp.	5.450%	3/13/2031	175	183
Solventum Corp.	5.600%	3/23/2034	365	380
Solventum Corp.	5.900%	4/30/2054	220	226
SSM Health Care Corp.	3.823%	6/1/2027	100	100
SSM Health Care Corp.	4.894%	6/1/2028	200	204
Stanford Health Care	3.795%	11/15/2048	75	59
Stryker Corp.	4.550%	2/10/2027	200	202
Stryker Corp.	4.700%	2/10/2028	200	203
Stryker Corp.	3.650%	3/7/2028	50	50
Stryker Corp.	4.250%	9/11/2029	150	150
Stryker Corp.	4.850%	2/10/2030	175	179
Stryker Corp.	4.625%	9/11/2034	100	100
Stryker Corp.	5.200%	2/10/2035	179	185
Stryker Corp.	4.100%	4/1/2043	75	64
Stryker Corp.	4.375%	5/15/2044	50	44
Stryker Corp.	4.625%	3/15/2046	200	181
Sutter Health	3.695%	8/15/2028	75	74
Sutter Health	5.164%	8/15/2033	75	77
Sutter Health	5.537%	8/15/2035	150	158
Sutter Health	4.091%	8/15/2048	75	62
Sutter Health	3.361%	8/15/2050	125	89
Sutter Health	5.547%	8/15/2053	75	75
Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	605	618
Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	200	206
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	350	267
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	250	255
Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	485	328
Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2054	200	200
Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	131
Takeda US Financing Inc.	5.200%	7/7/2035	275	279
Texas Health Resources	2.328%	11/15/2050	300	172
Thermo Fisher Scientific Inc.	5.000%	12/5/2026	200	202
Thermo Fisher Scientific Inc.	2.600%	10/1/2029	200	189
Thermo Fisher Scientific Inc.	4.977%	8/10/2030	150	155
Thermo Fisher Scientific Inc.	4.200%	3/1/2031	100	100
Thermo Fisher Scientific Inc.	2.000%	10/15/2031	1,000	884
Thermo Fisher Scientific Inc.	4.473%	10/7/2032	125	125
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	200	207
Thermo Fisher Scientific Inc.	4.794%	10/7/2035	150	150
Thermo Fisher Scientific Inc.	4.894%	10/7/2037	75	75
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	250	185
Thermo Fisher Scientific Inc.	5.300%	2/1/2044	185	185
Trinity Health Corp.	4.125%	12/1/2045	85	72
UnitedHealth Group Inc.	3.375%	4/15/2027	350	347
UnitedHealth Group Inc.	3.700%	5/15/2027	120	120
UnitedHealth Group Inc.	2.950%	10/15/2027	150	147
UnitedHealth Group Inc.	5.250%	2/15/2028	375	385
UnitedHealth Group Inc.	4.400%	6/15/2028	50	50
UnitedHealth Group Inc.	3.875%	12/15/2028	150	149
UnitedHealth Group Inc.	4.250%	1/15/2029	200	201
UnitedHealth Group Inc.	2.875%	8/15/2029	150	143
UnitedHealth Group Inc.	4.800%	1/15/2030	195	199
UnitedHealth Group Inc.	2.000%	5/15/2030	755	684
UnitedHealth Group Inc.	4.650%	1/15/2031	125	127
UnitedHealth Group Inc.	4.900%	4/15/2031	200	205
UnitedHealth Group Inc.	2.300%	5/15/2031	650	582
UnitedHealth Group Inc.	4.950%	1/15/2032	155	159
UnitedHealth Group Inc.	4.200%	5/15/2032	250	246
UnitedHealth Group Inc.	5.350%	2/15/2033	375	392
UnitedHealth Group Inc.	4.500%	4/15/2033	200	198
UnitedHealth Group Inc.	5.000%	4/15/2034	450	457
UnitedHealth Group Inc.	5.150%	7/15/2034	395	405
UnitedHealth Group Inc.	5.300%	6/15/2035	194	201
UnitedHealth Group Inc.	4.625%	7/15/2035	175	173
UnitedHealth Group Inc.	6.500%	6/15/2037	50	56
UnitedHealth Group Inc.	6.625%	11/15/2037	125	142
UnitedHealth Group Inc.	6.875%	2/15/2038	245	283
UnitedHealth Group Inc.	3.500%	8/15/2039	140	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	2.750%	5/15/2040	200	149
	UnitedHealth Group Inc.	5.950%	2/15/2041	60	64
	UnitedHealth Group Inc.	3.050%	5/15/2041	300	228
	UnitedHealth Group Inc.	4.625%	11/15/2041	110	102
	UnitedHealth Group Inc.	4.375%	3/15/2042	50	44
	UnitedHealth Group Inc.	3.950%	10/15/2042	175	147
	UnitedHealth Group Inc.	4.250%	3/15/2043	125	109
	UnitedHealth Group Inc.	5.500%	7/15/2044	195	195
	UnitedHealth Group Inc.	4.750%	7/15/2045	305	278
	UnitedHealth Group Inc.	4.200%	1/15/2047	210	174
	UnitedHealth Group Inc.	4.250%	4/15/2047	290	241
	UnitedHealth Group Inc.	4.250%	6/15/2048	300	248
	UnitedHealth Group Inc.	4.450%	12/15/2048	150	127
	UnitedHealth Group Inc.	3.700%	8/15/2049	310	232
	UnitedHealth Group Inc.	3.250%	5/15/2051	432	294
	UnitedHealth Group Inc.	4.750%	5/15/2052	200	176
	UnitedHealth Group Inc.	5.875%	2/15/2053	400	412
	UnitedHealth Group Inc.	5.050%	4/15/2053	269	247
	UnitedHealth Group Inc.	5.375%	4/15/2054	325	312
	UnitedHealth Group Inc.	5.625%	7/15/2054	475	472
	UnitedHealth Group Inc.	5.950%	6/15/2055	125	130
	UnitedHealth Group Inc.	3.875%	8/15/2059	420	307
	UnitedHealth Group Inc.	3.125%	5/15/2060	250	155
	UnitedHealth Group Inc.	6.050%	2/15/2063	200	209
	UnitedHealth Group Inc.	5.200%	4/15/2063	300	275
	UnitedHealth Group Inc.	5.500%	4/15/2064	200	192
	UnitedHealth Group Inc.	5.750%	7/15/2064	320	319
	Universal Health Services Inc.	4.625%	10/15/2029	100	100
	Universal Health Services Inc.	2.650%	10/15/2030	300	271
	Universal Health Services Inc.	5.050%	10/15/2034	75	73
	UPMC	5.035%	5/15/2033	150	153
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	225	187
	Viatris Inc.	2.300%	6/22/2027	175	168
	Viatris Inc.	3.850%	6/22/2040	219	167
	Viatris Inc.	4.000%	6/22/2050	275	188
	WakeMed	3.286%	10/1/2052	200	138
[2]	Willis-Knighton Medical Center	4.813%	9/1/2048	50	44
	Wyeth LLC	6.500%	2/1/2034	150	170
	Wyeth LLC	6.000%	2/15/2036	85	92
	Wyeth LLC	5.950%	4/1/2037	385	417
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	100	103
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	350	314
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	22	23
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	125	130
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	50	52
	Zoetis Inc.	3.000%	9/12/2027	150	147
	Zoetis Inc.	4.150%	8/17/2028	196	197
	Zoetis Inc.	3.900%	8/20/2028	100	100
	Zoetis Inc.	2.000%	5/15/2030	150	136
	Zoetis Inc.	5.600%	11/16/2032	250	266
	Zoetis Inc.	5.000%	8/17/2035	143	144
	Zoetis Inc.	4.700%	2/1/2043	175	161
	Zoetis Inc.	3.950%	9/12/2047	150	121
	Zoetis Inc.	4.450%	8/20/2048	75	65
					143,944
Industrials (1.9%)
	3M Co.	2.875%	10/15/2027	125	122
	3M Co.	3.375%	3/1/2029	150	147
	3M Co.	2.375%	8/26/2029	360	337
	3M Co.	4.800%	3/15/2030	365	373
	3M Co.	3.125%	9/19/2046	75	53
	3M Co.	3.625%	10/15/2047	100	76
	3M Co.	4.000%	9/14/2048	150	121
	3M Co.	3.250%	8/26/2049	320	224
	3M Co.	3.700%	4/15/2050	125	94
	AGCO Corp.	5.450%	3/21/2027	70	71
	AGCO Corp.	5.800%	3/21/2034	125	130
	Allegion plc	3.500%	10/1/2029	75	73
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	175	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	130	136
	American Airlines Class A Series 2021-1 Pass Through Trust	2.875%	1/11/2036	298	270
[2]	American Airlines Class AA Series 2015-2 Pass Through Trust	3.600%	3/22/2029	30	30
[2]	American Airlines Class AA Series 2016-1 Pass Through Trust	3.575%	7/15/2029	86	84
[2]	American Airlines Class AA Series 2016-3 Pass Through Trust	3.000%	4/15/2030	90	86
[2]	American Airlines Class AA Series 2017-1 Pass Through Trust	3.650%	8/15/2030	29	29
[2]	American Airlines Class AA Series 2019-1 Pass Through Trust	3.150%	8/15/2033	35	33
	Amphenol Corp.	5.050%	4/5/2027	50	51
	Amphenol Corp.	4.375%	6/12/2028	150	151
	Amphenol Corp.	4.350%	6/1/2029	100	101
	Amphenol Corp.	2.800%	2/15/2030	275	260
	Amphenol Corp.	2.200%	9/15/2031	100	89
	Amphenol Corp.	5.250%	4/5/2034	200	209
	Amphenol Corp.	5.000%	1/15/2035	150	153
	Amphenol Corp.	5.375%	11/15/2054	50	50
	Automatic Data Processing Inc.	1.700%	5/15/2028	200	189
	Automatic Data Processing Inc.	1.250%	9/1/2030	260	228
	Automatic Data Processing Inc.	4.750%	5/8/2032	240	246
	Block Financial LLC	3.875%	8/15/2030	589	567
	Boeing Co.	2.700%	2/1/2027	195	191
	Boeing Co.	2.800%	3/1/2027	50	49
	Boeing Co.	5.040%	5/1/2027	360	364
	Boeing Co.	6.259%	5/1/2027	200	206
	Boeing Co.	3.250%	3/1/2028	100	98
	Boeing Co.	3.450%	11/1/2028	250	244
	Boeing Co.	3.200%	3/1/2029	200	193
	Boeing Co.	6.298%	5/1/2029	605	642
	Boeing Co.	2.950%	2/1/2030	190	179
	Boeing Co.	5.150%	5/1/2030	907	931
	Boeing Co.	6.388%	5/1/2031	200	218
	Boeing Co.	6.125%	2/15/2033	75	81
	Boeing Co.	3.600%	5/1/2034	150	136
	Boeing Co.	6.528%	5/1/2034	450	498
	Boeing Co.	3.250%	2/1/2035	190	165
	Boeing Co.	3.550%	3/1/2038	50	42
	Boeing Co.	3.500%	3/1/2039	75	61
	Boeing Co.	6.875%	3/15/2039	100	113
	Boeing Co.	5.875%	2/15/2040	75	77
	Boeing Co.	5.705%	5/1/2040	640	653
	Boeing Co.	3.375%	6/15/2046	75	54
	Boeing Co.	3.650%	3/1/2047	55	40
	Boeing Co.	3.625%	3/1/2048	75	54
	Boeing Co.	3.850%	11/1/2048	60	45
	Boeing Co.	3.900%	5/1/2049	100	75
	Boeing Co.	3.750%	2/1/2050	250	185
	Boeing Co.	5.805%	5/1/2050	1,665	1,664
	Boeing Co.	6.858%	5/1/2054	450	513
	Boeing Co.	3.950%	8/1/2059	75	54
	Boeing Co.	5.930%	5/1/2060	550	551
	Boeing Co.	7.008%	5/1/2064	275	318
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	225	223
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	125	139
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	125	123
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	250	255
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	250	226
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	200	179
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	175	158
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	125	123
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	100	95
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	250	225
	Burlington Northern Santa Fe LLC	4.700%	9/1/2045	75	69
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	150	122
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	125	105
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	375	308
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	200	166
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	400	299
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	200	135
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	200	128
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	175	150
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	525	504

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	484	486
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	350	366
Canadian National Railway Co.	6.250%	8/1/2034	75	83
Canadian National Railway Co.	6.200%	6/1/2036	75	84
Canadian National Railway Co.	6.375%	11/15/2037	100	112
Canadian National Railway Co.	3.200%	8/2/2046	100	73
Canadian National Railway Co.	2.450%	5/1/2050	105	63
Canadian Pacific Railway Co.	2.875%	11/15/2029	100	95
Canadian Pacific Railway Co.	2.050%	3/5/2030	200	182
Canadian Pacific Railway Co.	4.800%	3/30/2030	102	104
Canadian Pacific Railway Co.	7.125%	10/15/2031	100	114
Canadian Pacific Railway Co.	2.450%	12/2/2031	350	312
Canadian Pacific Railway Co.	5.200%	3/30/2035	97	100
Canadian Pacific Railway Co.	5.950%	5/15/2037	80	86
Canadian Pacific Railway Co.	3.000%	12/2/2041	178	133
Canadian Pacific Railway Co.	4.300%	5/15/2043	75	65
Canadian Pacific Railway Co.	4.950%	8/15/2045	125	117
Canadian Pacific Railway Co.	4.700%	5/1/2048	31	28
Canadian Pacific Railway Co.	3.500%	5/1/2050	100	73
Canadian Pacific Railway Co.	3.100%	12/2/2051	500	338
Canadian Pacific Railway Co.	6.125%	9/15/2115	120	124
Carrier Global Corp.	2.493%	2/15/2027	250	245
Carrier Global Corp.	2.722%	2/15/2030	355	333
Carrier Global Corp.	2.700%	2/15/2031	85	78
Carrier Global Corp.	5.900%	3/15/2034	395	424
Carrier Global Corp.	3.377%	4/5/2040	300	242
Carrier Global Corp.	3.577%	4/5/2050	126	94
Carrier Global Corp.	6.200%	3/15/2054	159	173
Caterpillar Financial Services Corp.	4.450%	10/16/2026	200	201
Caterpillar Financial Services Corp.	4.500%	1/7/2027	150	151
Caterpillar Financial Services Corp.	1.700%	1/8/2027	200	195
Caterpillar Financial Services Corp.	3.600%	8/12/2027	300	299
Caterpillar Financial Services Corp.	4.400%	10/15/2027	175	177
Caterpillar Financial Services Corp.	4.600%	11/15/2027	150	152
Caterpillar Financial Services Corp.	4.400%	3/3/2028	132	133
Caterpillar Financial Services Corp.	4.100%	8/15/2028	250	251
Caterpillar Financial Services Corp.	4.700%	11/15/2029	150	154
Caterpillar Financial Services Corp.	4.800%	1/8/2030	100	103
Caterpillar Inc.	2.600%	9/19/2029	200	190
Caterpillar Inc.	2.600%	4/9/2030	120	113
Caterpillar Inc.	5.200%	5/15/2035	100	104
Caterpillar Inc.	6.050%	8/15/2036	100	111
Caterpillar Inc.	3.803%	8/15/2042	243	205
Caterpillar Inc.	3.250%	9/19/2049	200	145
Caterpillar Inc.	3.250%	4/9/2050	200	144
Caterpillar Inc.	5.500%	5/15/2055	50	51
Caterpillar Inc.	4.750%	5/15/2064	100	90
Cintas Corp. No. 2	3.700%	4/1/2027	175	174
Cintas Corp. No. 2	4.200%	5/1/2028	150	151
Cintas Corp. No. 2	4.000%	5/1/2032	150	147
CNH Industrial Capital LLC	4.500%	10/8/2027	100	101
CNH Industrial Capital LLC	5.100%	4/20/2029	265	271
CNH Industrial Capital LLC	4.500%	10/16/2030	200	200
CNH Industrial NV	3.850%	11/15/2027	100	100
CSX Corp.	3.250%	6/1/2027	150	148
CSX Corp.	3.800%	3/1/2028	350	349
CSX Corp.	4.250%	3/15/2029	200	201
CSX Corp.	2.400%	2/15/2030	172	160
CSX Corp.	4.100%	11/15/2032	187	184
CSX Corp.	5.200%	11/15/2033	100	104
CSX Corp.	5.050%	6/15/2035	410	419
CSX Corp.	6.220%	4/30/2040	152	168
CSX Corp.	5.500%	4/15/2041	225	231
CSX Corp.	4.750%	5/30/2042	210	197
CSX Corp.	4.100%	3/15/2044	150	127
CSX Corp.	3.800%	11/1/2046	140	111
CSX Corp.	4.300%	3/1/2048	250	212
CSX Corp.	4.750%	11/15/2048	70	63
CSX Corp.	4.500%	3/15/2049	125	108
CSX Corp.	3.350%	9/15/2049	265	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	4.500%	11/15/2052	162	140
	CSX Corp.	4.500%	8/1/2054	25	21
	CSX Corp.	4.250%	11/1/2066	150	118
	CSX Corp.	4.650%	3/1/2068	75	63
	Cummins Inc.	4.250%	5/9/2028	100	101
	Cummins Inc.	4.900%	2/20/2029	100	103
	Cummins Inc.	4.700%	2/15/2031	300	305
	Cummins Inc.	5.300%	5/9/2035	400	413
	Cummins Inc.	2.600%	9/1/2050	200	124
	Cummins Inc.	5.450%	2/20/2054	200	199
	Deere & Co.	5.375%	10/16/2029	125	131
	Deere & Co.	5.450%	1/16/2035	150	158
	Deere & Co.	2.875%	9/7/2049	200	136
	Deere & Co.	3.750%	4/15/2050	175	139
	Deere & Co.	5.700%	1/19/2055	100	105
	Delta Air Lines Inc.	4.950%	7/10/2028	154	156
	Delta Air Lines Inc.	5.250%	7/10/2030	118	120
[2]	Delta Air Lines Pass Through Trust Class AA Series 2020-1	2.000%	12/10/2029	105	101
	Dover Corp.	2.950%	11/4/2029	75	71
	Eaton Capital ULC	4.450%	5/9/2030	200	202
	Eaton Corp.	3.103%	9/15/2027	128	126
	Eaton Corp.	4.150%	3/15/2033	236	232
	Eaton Corp.	4.150%	11/2/2042	150	133
	Eaton Corp.	4.700%	8/23/2052	42	38
	Embraer Netherlands Finance BV	5.980%	2/11/2035	100	106
[3]	Embraer Netherlands Finance BV	5.400%	1/9/2038	160	159
	Emerson Electric Co.	0.875%	10/15/2026	475	460
	Emerson Electric Co.	2.000%	12/21/2028	200	188
	Emerson Electric Co.	1.950%	10/15/2030	100	90
	Emerson Electric Co.	2.200%	12/21/2031	200	177
	Emerson Electric Co.	2.750%	10/15/2050	150	97
	Emerson Electric Co.	2.800%	12/21/2051	200	128
[2]	Federal Express Corp. Pass Through Trusts Series 2020-1	1.875%	8/20/2035	366	317
[5]	FedEx Corp.	4.250%	5/15/2030	100	100
[5]	FedEx Corp.	3.900%	2/1/2035	200	182
[5]	FedEx Corp.	4.750%	11/15/2045	250	217
[5]	FedEx Corp.	4.550%	4/1/2046	225	189
[5]	FedEx Corp.	4.400%	1/15/2047	125	102
[5]	FedEx Corp.	4.050%	2/15/2048	200	153
[5]	FedEx Corp.	4.950%	10/17/2048	150	130
[5]	FedEx Corp.	5.250%	5/15/2050	250	229
	Fortive Corp.	4.300%	6/15/2046	100	84
	General Electric Co.	4.300%	7/29/2030	75	75
	General Electric Co.	6.750%	3/15/2032	240	273
	General Electric Co.	4.900%	1/29/2036	150	152
	GXO Logistics Inc.	2.650%	7/15/2031	250	223
	GXO Logistics Inc.	6.500%	5/6/2034	90	97
	HEICO Corp.	5.350%	8/1/2033	265	275
	Hexcel Corp.	4.200%	2/15/2027	72	72
	Honeywell International Inc.	2.500%	11/1/2026	50	49
	Honeywell International Inc.	1.100%	3/1/2027	250	240
	Honeywell International Inc.	4.650%	7/30/2027	105	106
	Honeywell International Inc.	4.950%	2/15/2028	90	92
	Honeywell International Inc.	4.250%	1/15/2029	200	201
	Honeywell International Inc.	2.700%	8/15/2029	100	95
	Honeywell International Inc.	4.700%	2/1/2030	165	168
	Honeywell International Inc.	1.950%	6/1/2030	1,000	906
	Honeywell International Inc.	1.750%	9/1/2031	250	217
	Honeywell International Inc.	4.750%	2/1/2032	200	203
	Honeywell International Inc.	5.000%	2/15/2033	197	203
	Honeywell International Inc.	4.500%	1/15/2034	200	198
	Honeywell International Inc.	5.000%	3/1/2035	210	213
	Honeywell International Inc.	5.700%	3/15/2037	200	212
	Honeywell International Inc.	5.375%	3/1/2041	150	155
	Honeywell International Inc.	5.250%	3/1/2054	105	101
	Honeywell International Inc.	5.350%	3/1/2064	200	192
	Howmet Aerospace Inc.	3.000%	1/15/2029	275	265
	Howmet Aerospace Inc.	4.850%	10/15/2031	100	103
	Howmet Aerospace Inc.	5.950%	2/1/2037	100	108
	Hubbell Inc.	3.150%	8/15/2027	50	49

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hubbell Inc.	3.500%	2/15/2028	175	173
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	100	98
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	200	188
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	200	206
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	200	197
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	615	645
	IDEX Corp.	4.950%	9/1/2029	85	87
	IDEX Corp.	3.000%	5/1/2030	75	71
	Illinois Tool Works Inc.	2.650%	11/15/2026	300	296
	Illinois Tool Works Inc.	4.875%	9/15/2041	75	73
	Illinois Tool Works Inc.	3.900%	9/1/2042	250	213
	Ingersoll Rand Inc.	5.197%	6/15/2027	200	203
	Ingersoll Rand Inc.	5.400%	8/14/2028	100	103
	Ingersoll Rand Inc.	5.176%	6/15/2029	200	207
	Ingersoll Rand Inc.	5.700%	8/14/2033	200	212
	Ingersoll Rand Inc.	5.450%	6/15/2034	200	208
	Ingersoll Rand Inc.	5.700%	6/15/2054	60	61
[2]	JetBlue Pass Through Trust Class A Series 2020-1	4.000%	5/15/2034	106	100
[2]	JetBlue Pass Through Trust Class AA Series 2019-1	2.750%	11/15/2033	74	66
	John Deere Capital Corp.	4.500%	1/8/2027	125	126
	John Deere Capital Corp.	4.850%	3/5/2027	450	456
	John Deere Capital Corp.	2.350%	3/8/2027	200	196
	John Deere Capital Corp.	4.900%	6/11/2027	171	174
	John Deere Capital Corp.	2.800%	9/8/2027	150	147
	John Deere Capital Corp.	4.150%	9/15/2027	200	201
	John Deere Capital Corp.	3.050%	1/6/2028	100	98
	John Deere Capital Corp.	4.650%	1/7/2028	100	102
	John Deere Capital Corp.	4.750%	1/20/2028	200	204
	John Deere Capital Corp.	4.250%	6/5/2028	125	126
	John Deere Capital Corp.	4.950%	7/14/2028	200	205
	John Deere Capital Corp.	3.450%	3/7/2029	50	49
	John Deere Capital Corp.	4.850%	6/11/2029	119	122
	John Deere Capital Corp.	2.800%	7/18/2029	150	143
	John Deere Capital Corp.	2.450%	1/9/2030	325	304
	John Deere Capital Corp.	4.550%	6/5/2030	225	229
	John Deere Capital Corp.	4.375%	10/15/2030	200	201
	John Deere Capital Corp.	4.900%	3/7/2031	450	464
	John Deere Capital Corp.	4.400%	9/8/2031	750	755
	John Deere Capital Corp.	5.150%	9/8/2033	300	314
	John Deere Capital Corp.	5.100%	4/11/2034	175	181
	John Deere Capital Corp.	5.050%	6/12/2034	200	206
	Johnson Controls International plc	6.000%	1/15/2036	39	43
	Johnson Controls International plc	4.625%	7/2/2044	175	157
	Johnson Controls International plc	4.500%	2/15/2047	100	87
	Johnson Controls International plc	4.950%	7/2/2064	72	63
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	5.500%	4/19/2029	125	130
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.900%	12/1/2032	122	124
	Kennametal Inc.	4.625%	6/15/2028	120	121
	Keysight Technologies Inc.	4.600%	4/6/2027	125	126
	Keysight Technologies Inc.	3.000%	10/30/2029	200	190
	Keysight Technologies Inc.	4.950%	10/15/2034	50	50
	Kirby Corp.	4.200%	3/1/2028	300	299
	L3Harris Technologies Inc.	3.850%	12/15/2026	50	50
	L3Harris Technologies Inc.	5.400%	1/15/2027	200	203
	L3Harris Technologies Inc.	4.400%	6/15/2028	175	176
	L3Harris Technologies Inc.	5.050%	6/1/2029	130	134
	L3Harris Technologies Inc.	5.250%	6/1/2031	130	135
	L3Harris Technologies Inc.	5.400%	7/31/2033	260	271
	L3Harris Technologies Inc.	5.350%	6/1/2034	130	135
	L3Harris Technologies Inc.	4.854%	4/27/2035	100	100
	L3Harris Technologies Inc.	5.054%	4/27/2045	100	96
	L3Harris Technologies Inc.	5.600%	7/31/2053	175	176
	L3Harris Technologies Inc.	5.500%	8/15/2054	100	99
	Lennox International Inc.	1.700%	8/1/2027	50	48
	Lockheed Martin Corp.	5.100%	11/15/2027	250	256
	Lockheed Martin Corp.	4.450%	5/15/2028	100	101
	Lockheed Martin Corp.	4.150%	8/15/2028	150	151
	Lockheed Martin Corp.	4.400%	8/15/2030	175	177
	Lockheed Martin Corp.	4.700%	12/15/2031	150	153
	Lockheed Martin Corp.	3.900%	6/15/2032	100	98

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lockheed Martin Corp.	5.250%	1/15/2033	250	263
Lockheed Martin Corp.	3.600%	3/1/2035	150	138
Lockheed Martin Corp.	5.000%	8/15/2035	125	127
Lockheed Martin Corp.	4.500%	5/15/2036	100	98
Lockheed Martin Corp.	6.150%	9/1/2036	300	334
Lockheed Martin Corp.	4.070%	12/15/2042	270	233
Lockheed Martin Corp.	3.800%	3/1/2045	150	123
Lockheed Martin Corp.	4.700%	5/15/2046	275	252
Lockheed Martin Corp.	4.090%	9/15/2052	331	267
Lockheed Martin Corp.	4.150%	6/15/2053	250	203
Lockheed Martin Corp.	5.700%	11/15/2054	250	258
Lockheed Martin Corp.	5.200%	2/15/2055	215	207
Lockheed Martin Corp.	4.300%	6/15/2062	125	101
Lockheed Martin Corp.	5.900%	11/15/2063	134	142
MasTec Inc.	5.900%	6/15/2029	100	105
Nordson Corp.	5.600%	9/15/2028	60	62
Nordson Corp.	4.500%	12/15/2029	200	201
Nordson Corp.	5.800%	9/15/2033	79	84
Norfolk Southern Corp.	7.800%	5/15/2027	60	64
Norfolk Southern Corp.	3.150%	6/1/2027	125	123
Norfolk Southern Corp.	3.800%	8/1/2028	113	112
Norfolk Southern Corp.	2.550%	11/1/2029	200	188
Norfolk Southern Corp.	5.050%	8/1/2030	550	570
Norfolk Southern Corp.	3.000%	3/15/2032	200	184
Norfolk Southern Corp.	5.100%	5/1/2035	50	51
Norfolk Southern Corp.	4.837%	10/1/2041	113	108
Norfolk Southern Corp.	3.950%	10/1/2042	100	84
Norfolk Southern Corp.	4.450%	6/15/2045	75	66
Norfolk Southern Corp.	4.650%	1/15/2046	75	68
Norfolk Southern Corp.	3.942%	11/1/2047	135	109
Norfolk Southern Corp.	4.100%	5/15/2049	73	59
Norfolk Southern Corp.	3.400%	11/1/2049	75	54
Norfolk Southern Corp.	3.050%	5/15/2050	350	237
Norfolk Southern Corp.	2.900%	8/25/2051	105	68
Norfolk Southern Corp.	4.050%	8/15/2052	239	191
Norfolk Southern Corp.	4.550%	6/1/2053	179	155
Norfolk Southern Corp.	5.350%	8/1/2054	581	571
Norfolk Southern Corp.	3.155%	5/15/2055	438	290
Norfolk Southern Corp.	5.950%	3/15/2064	110	116
Norfolk Southern Corp.	5.100%	8/1/2118	60	52
Norfolk Southern Corp.	4.100%	5/15/2121	100	71
Northrop Grumman Corp.	3.200%	2/1/2027	150	148
Northrop Grumman Corp.	3.250%	1/15/2028	100	98
Northrop Grumman Corp.	4.600%	2/1/2029	100	102
Northrop Grumman Corp.	4.400%	5/1/2030	290	292
Northrop Grumman Corp.	4.650%	7/15/2030	100	102
Northrop Grumman Corp.	4.700%	3/15/2033	100	101
Northrop Grumman Corp.	4.900%	6/1/2034	150	152
Northrop Grumman Corp.	5.150%	5/1/2040	90	90
Northrop Grumman Corp.	5.050%	11/15/2040	150	147
Northrop Grumman Corp.	4.750%	6/1/2043	275	255
Northrop Grumman Corp.	4.030%	10/15/2047	380	310
Northrop Grumman Corp.	5.250%	5/1/2050	135	130
Northrop Grumman Corp.	4.950%	3/15/2053	100	92
Northrop Grumman Corp.	5.200%	6/1/2054	350	333
nVent Finance Sarl	4.550%	4/15/2028	100	100
nVent Finance Sarl	5.650%	5/15/2033	100	104
Oshkosh Corp.	4.600%	5/15/2028	185	186
Oshkosh Corp.	3.100%	3/1/2030	60	57
Otis Worldwide Corp.	2.293%	4/5/2027	200	195
Otis Worldwide Corp.	5.250%	8/16/2028	150	155
Otis Worldwide Corp.	2.565%	2/15/2030	300	279
Otis Worldwide Corp.	5.125%	11/19/2031	50	52
Otis Worldwide Corp.	5.131%	9/4/2035	63	64
Otis Worldwide Corp.	3.112%	2/15/2040	125	97
Otis Worldwide Corp.	3.362%	2/15/2050	150	107
PACCAR Financial Corp.	4.500%	11/25/2026	250	252
PACCAR Financial Corp.	5.000%	5/13/2027	400	407
PACCAR Financial Corp.	4.250%	6/23/2027	100	101
PACCAR Financial Corp.	4.450%	8/6/2027	300	303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
PACCAR Financial Corp.	4.000%	8/8/2028	133	133
PACCAR Financial Corp.	4.000%	9/26/2029	250	250
PACCAR Financial Corp.	4.550%	5/8/2030	125	127
Parker-Hannifin Corp.	3.250%	3/1/2027	125	124
Parker-Hannifin Corp.	4.250%	9/15/2027	215	216
Parker-Hannifin Corp.	3.250%	6/14/2029	75	73
Parker-Hannifin Corp.	6.250%	5/15/2038	150	166
Parker-Hannifin Corp.	4.450%	11/21/2044	200	178
Parker-Hannifin Corp.	4.000%	6/14/2049	215	175
Paychex Inc.	5.100%	4/15/2030	258	265
Paychex Inc.	5.350%	4/15/2032	372	386
Paychex Inc.	5.600%	4/15/2035	225	236
Precision Castparts Corp.	4.375%	6/15/2045	200	175
Quanta Services Inc.	4.750%	8/9/2027	400	405
Quanta Services Inc.	4.300%	8/9/2028	300	301
Quanta Services Inc.	4.500%	1/15/2031	325	325
Quanta Services Inc.	5.250%	8/9/2034	200	205
Quanta Services Inc.	5.100%	8/9/2035	275	276
Regal Rexnord Corp.	6.050%	4/15/2028	250	259
Regal Rexnord Corp.	6.300%	2/15/2030	145	154
Regal Rexnord Corp.	6.400%	4/15/2033	225	241
RELX Capital Inc.	4.000%	3/18/2029	100	99
RELX Capital Inc.	4.750%	3/27/2030	81	83
RELX Capital Inc.	3.000%	5/22/2030	150	142
RELX Capital Inc.	4.750%	5/20/2032	100	102
RELX Capital Inc.	5.250%	3/27/2035	63	65
Republic Services Inc.	5.000%	11/15/2029	125	129
Republic Services Inc.	4.750%	7/15/2030	700	717
Republic Services Inc.	1.750%	2/15/2032	135	116
Republic Services Inc.	2.375%	3/15/2033	125	109
Republic Services Inc.	5.000%	12/15/2033	115	119
Republic Services Inc.	5.000%	4/1/2034	145	149
Republic Services Inc.	6.200%	3/1/2040	75	83
Republic Services Inc.	5.700%	5/15/2041	100	105
Republic Services Inc.	3.050%	3/1/2050	70	49
Rockwell Automation Inc.	3.500%	3/1/2029	100	98
Rockwell Automation Inc.	2.800%	8/15/2061	200	119
RTX Corp.	5.750%	11/8/2026	225	229
RTX Corp.	3.500%	3/15/2027	300	298
RTX Corp.	3.125%	5/4/2027	225	222
RTX Corp.	7.200%	8/15/2027	25	26
RTX Corp.	4.125%	11/16/2028	537	536
RTX Corp.	2.250%	7/1/2030	740	677
RTX Corp.	1.900%	9/1/2031	200	174
RTX Corp.	2.375%	3/15/2032	200	177
RTX Corp.	5.150%	2/27/2033	200	207
RTX Corp.	6.100%	3/15/2034	112	123
RTX Corp.	5.400%	5/1/2035	150	157
RTX Corp.	6.050%	6/1/2036	100	109
RTX Corp.	4.450%	11/16/2038	260	245
RTX Corp.	4.700%	12/15/2041	50	47
RTX Corp.	4.500%	6/1/2042	675	610
RTX Corp.	4.150%	5/15/2045	200	169
RTX Corp.	3.750%	11/1/2046	200	157
RTX Corp.	4.350%	4/15/2047	250	214
RTX Corp.	4.050%	5/4/2047	107	87
RTX Corp.	4.625%	11/16/2048	350	310
RTX Corp.	3.125%	7/1/2050	179	122
RTX Corp.	2.820%	9/1/2051	200	127
RTX Corp.	3.030%	3/15/2052	200	132
RTX Corp.	5.375%	2/27/2053	200	195
RTX Corp.	6.400%	3/15/2054	314	351
Ryder System Inc.	2.900%	12/1/2026	100	98
Ryder System Inc.	5.300%	3/15/2027	100	102
Ryder System Inc.	5.650%	3/1/2028	100	104
Ryder System Inc.	5.250%	6/1/2028	200	205
Ryder System Inc.	5.375%	3/15/2029	300	311
Ryder System Inc.	4.900%	12/1/2029	50	51
Ryder System Inc.	4.850%	6/15/2030	50	51
Ryder System Inc.	6.600%	12/1/2033	300	336

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Snap-on Inc.	3.250%	3/1/2027	50	49
	Snap-on Inc.	4.100%	3/1/2048	75	62
	Snap-on Inc.	3.100%	5/1/2050	75	52
	Southwest Airlines Co.	3.000%	11/15/2026	100	99
	Southwest Airlines Co.	5.125%	6/15/2027	245	248
	Southwest Airlines Co.	3.450%	11/16/2027	50	49
	Southwest Airlines Co.	2.625%	2/10/2030	100	92
	Textron Inc.	3.650%	3/15/2027	250	248
	Textron Inc.	3.900%	9/17/2029	225	222
	Textron Inc.	6.100%	11/15/2033	50	54
	Timken Co.	4.500%	12/15/2028	25	25
	TR Finance LLC	5.500%	8/15/2035	75	78
	TR Finance LLC	5.850%	4/15/2040	100	104
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	225	223
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	200	208
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	125	132
	Trimble Inc.	4.900%	6/15/2028	50	51
	Triton Container International Ltd. / TAL International Container Corp.	3.250%	3/15/2032	104	93
	Tyco Electronics Group SA	3.125%	8/15/2027	200	197
	Tyco Electronics Group SA	2.500%	2/4/2032	200	179
	Tyco Electronics Group SA	7.125%	10/1/2037	125	148
	Union Pacific Corp.	2.150%	2/5/2027	513	501
	Union Pacific Corp.	2.400%	2/5/2030	200	186
	Union Pacific Corp.	2.800%	2/14/2032	100	92
	Union Pacific Corp.	3.375%	2/1/2035	100	90
	Union Pacific Corp.	5.100%	2/20/2035	115	118
	Union Pacific Corp.	2.891%	4/6/2036	500	421
	Union Pacific Corp.	3.600%	9/15/2037	90	80
	Union Pacific Corp.	3.250%	2/5/2050	200	141
	Union Pacific Corp.	2.950%	3/10/2052	250	163
	Union Pacific Corp.	4.950%	9/9/2052	110	103
	Union Pacific Corp.	3.500%	2/14/2053	600	433
	Union Pacific Corp.	5.600%	12/1/2054	57	58
	Union Pacific Corp.	3.950%	8/15/2059	100	76
	Union Pacific Corp.	3.839%	3/20/2060	386	286
	Union Pacific Corp.	2.973%	9/16/2062	325	195
	Union Pacific Corp.	3.799%	4/6/2071	260	183
[2]	United Airlines Class A Series 2019-2 Pass Through Trust	2.700%	11/1/2033	76	69
[2]	United Airlines Class A Series 2020-1 Pass Through Trust	5.875%	4/15/2029	190	195
[2]	United Airlines Class A Series 2023-1 Pass Through Trust	5.800%	7/15/2037	210	217
[2]	United Airlines Class AA Series 2016-1 Pass Through Trust	3.100%	1/7/2030	116	112
[2]	United Airlines Class AA Series 2016-2 Pass Through Trust	2.875%	4/7/2030	47	45
[2]	United Airlines Class AA Series 2019-1 Pass Through Trust	4.150%	2/25/2033	127	124
	United Airlines Class AA Series 2024-1 Pass Through Trust	5.450%	8/15/2038	386	396
	United Parcel Service Inc.	2.400%	11/15/2026	399	392
	United Parcel Service Inc.	3.400%	3/15/2029	100	98
	United Parcel Service Inc.	2.500%	9/1/2029	100	94
	United Parcel Service Inc.	4.650%	10/15/2030	125	128
	United Parcel Service Inc.	4.875%	3/3/2033	200	206
	United Parcel Service Inc.	5.150%	5/22/2034	200	208
	United Parcel Service Inc.	5.250%	5/14/2035	50	52
	United Parcel Service Inc.	6.200%	1/15/2038	173	191
	United Parcel Service Inc.	5.200%	4/1/2040	255	256
	United Parcel Service Inc.	4.875%	11/15/2040	75	72
	United Parcel Service Inc.	3.625%	10/1/2042	100	80
	United Parcel Service Inc.	4.250%	3/15/2049	104	86
	United Parcel Service Inc.	3.400%	9/1/2049	200	143
	United Parcel Service Inc.	5.300%	4/1/2050	325	315
	United Parcel Service Inc.	5.050%	3/3/2053	100	92
	United Parcel Service Inc.	5.950%	5/14/2055	100	105
	United Parcel Service Inc.	5.600%	5/22/2064	105	103
	United Parcel Service Inc.	6.050%	5/14/2065	100	105
	Valmont Industries Inc.	5.000%	10/1/2044	150	141
	Valmont Industries Inc.	5.250%	10/1/2054	75	70
	Veralto Corp.	5.350%	9/18/2028	125	129
	Veralto Corp.	5.450%	9/18/2033	125	131
	Vontier Corp.	2.400%	4/1/2028	85	81
	Vontier Corp.	2.950%	4/1/2031	105	96
	Waste Connections Inc.	4.250%	12/1/2028	51	51
	Waste Connections Inc.	3.500%	5/1/2029	200	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Connections Inc.	2.600%	2/1/2030	139	130
	Waste Connections Inc.	3.200%	6/1/2032	300	278
	Waste Connections Inc.	4.200%	1/15/2033	132	130
	Waste Connections Inc.	5.250%	9/1/2035	125	129
	Waste Connections Inc.	3.050%	4/1/2050	75	51
	Waste Connections Inc.	2.950%	1/15/2052	200	131
	Waste Management Inc.	4.950%	7/3/2027	200	204
	Waste Management Inc.	3.150%	11/15/2027	125	123
	Waste Management Inc.	4.500%	3/15/2028	200	202
	Waste Management Inc.	4.875%	2/15/2029	200	205
	Waste Management Inc.	4.650%	3/15/2030	400	408
	Waste Management Inc.	1.500%	3/15/2031	200	173
	Waste Management Inc.	4.950%	7/3/2031	175	181
	Waste Management Inc.	4.800%	3/15/2032	350	357
	Waste Management Inc.	4.625%	2/15/2033	88	89
	Waste Management Inc.	4.875%	2/15/2034	200	204
	Waste Management Inc.	4.950%	3/15/2035	200	203
	Waste Management Inc.	2.500%	11/15/2050	200	121
	Waste Management Inc.	5.350%	10/15/2054	115	113
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	175	177
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	50	51
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	75	78
	WW Grainger Inc.	4.600%	6/15/2045	160	146
	WW Grainger Inc.	3.750%	5/15/2046	75	60
	WW Grainger Inc.	4.200%	5/15/2047	75	63
	Xylem Inc.	3.250%	11/1/2026	100	99
	Xylem Inc.	1.950%	1/30/2028	100	95
	Xylem Inc.	2.250%	1/30/2031	100	90
	Xylem Inc.	4.375%	11/1/2046	100	85
					93,746
Materials (0.8%)
	Air Products & Chemicals Inc.	4.600%	2/8/2029	225	229
	Air Products & Chemicals Inc.	2.050%	5/15/2030	200	183
	Air Products & Chemicals Inc.	4.850%	2/8/2034	265	269
	Air Products & Chemicals Inc.	2.700%	5/15/2040	200	149
	Air Products & Chemicals Inc.	2.800%	5/15/2050	200	130
	Albemarle Corp.	5.450%	12/1/2044	75	68
	Albemarle Corp.	5.650%	6/1/2052	100	89
	Amcor Finance USA Inc.	5.625%	5/26/2033	123	128
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	104	105
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	139	142
	Amcor Flexibles North America Inc.	2.630%	6/19/2030	125	115
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	200	182
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	237	244
[5]	Amrize Finance US LLC	4.600%	4/7/2027	42	42
[5]	Amrize Finance US LLC	4.700%	4/7/2028	42	43
[5]	Amrize Finance US LLC	4.950%	4/7/2030	59	60
[5]	Amrize Finance US LLC	5.400%	4/7/2035	780	803
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	200	194
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	200	191
	ArcelorMittal SA	6.550%	11/29/2027	200	209
	ArcelorMittal SA	4.250%	7/16/2029	100	100
	ArcelorMittal SA	6.800%	11/29/2032	180	201
	ArcelorMittal SA	7.000%	10/15/2039	100	112
	ArcelorMittal SA	6.750%	3/1/2041	135	147
	ArcelorMittal SA	6.350%	6/17/2054	85	89
	Avery Dennison Corp.	4.875%	12/6/2028	75	77
	Avery Dennison Corp.	5.750%	3/15/2033	190	201
	Barrick Mining Corp.	6.450%	10/15/2035	75	84
	Barrick North America Finance LLC	5.700%	5/30/2041	350	360
	Barrick North America Finance LLC	5.750%	5/1/2043	150	155
	Berry Global Inc.	5.500%	4/15/2028	540	555
	Berry Global Inc.	5.800%	6/15/2031	200	212
	Berry Global Inc.	5.650%	1/15/2034	495	515
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	200	203
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	200	206
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	102	105
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	66	68
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	115	120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	175	178
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	440	424
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	140	142
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	125	130
Cabot Corp.	4.000%	7/1/2029	55	54
Carlisle Cos. Inc.	3.750%	12/1/2027	125	124
Carlisle Cos. Inc.	2.750%	3/1/2030	150	140
Carlisle Cos. Inc.	2.200%	3/1/2032	100	87
Carlisle Cos. Inc.	5.250%	9/15/2035	32	32
Carlisle Cos. Inc.	5.550%	9/15/2040	100	101
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	200	184
CF Industries Inc.	5.150%	3/15/2034	200	202
CF Industries Inc.	4.950%	6/1/2043	150	138
CF Industries Inc.	5.375%	3/15/2044	100	96
CRH America Finance Inc.	5.400%	5/21/2034	200	207
CRH America Finance Inc.	5.500%	1/9/2035	225	235
CRH SMW Finance DAC	5.200%	5/21/2029	200	206
CRH SMW Finance DAC	5.125%	1/9/2030	400	412
Dow Chemical Co.	4.800%	11/30/2028	225	227
Dow Chemical Co.	2.100%	11/15/2030	280	248
Dow Chemical Co.	5.150%	2/15/2034	175	175
Dow Chemical Co.	4.250%	10/1/2034	106	98
Dow Chemical Co.	5.350%	3/15/2035	99	99
Dow Chemical Co.	9.400%	5/15/2039	203	265
Dow Chemical Co.	5.250%	11/15/2041	100	92
Dow Chemical Co.	4.625%	10/1/2044	200	166
Dow Chemical Co.	5.550%	11/30/2048	100	91
Dow Chemical Co.	6.900%	5/15/2053	150	160
Dow Chemical Co.	5.600%	2/15/2054	360	326
Dow Chemical Co.	5.950%	3/15/2055	110	105
DuPont de Nemours Inc.	4.725%	11/15/2028	425	429
DuPont de Nemours Inc.	5.319%	11/15/2038	182	187
DuPont de Nemours Inc.	5.419%	11/15/2048	375	371
Eastman Chemical Co.	5.000%	8/1/2029	150	153
Eastman Chemical Co.	5.625%	2/20/2034	600	618
Ecolab Inc.	2.700%	11/1/2026	200	197
Ecolab Inc.	1.650%	2/1/2027	100	97
Ecolab Inc.	3.250%	12/1/2027	100	99
Ecolab Inc.	5.250%	1/15/2028	200	206
Ecolab Inc.	4.300%	6/15/2028	75	76
Ecolab Inc.	1.300%	1/30/2031	500	431
Ecolab Inc.	2.125%	2/1/2032	100	88
Ecolab Inc.	2.700%	12/15/2051	255	161
EIDP Inc.	2.300%	7/15/2030	100	92
EIDP Inc.	5.125%	5/15/2032	75	77
EIDP Inc.	4.800%	5/15/2033	100	101
FMC Corp.	3.200%	10/1/2026	50	49
FMC Corp.	3.450%	10/1/2029	100	95
FMC Corp.	5.650%	5/18/2033	100	100
Freeport-McMoRan Inc.	5.000%	9/1/2027	200	200
Freeport-McMoRan Inc.	4.125%	3/1/2028	100	99
Freeport-McMoRan Inc.	4.375%	8/1/2028	100	100
Freeport-McMoRan Inc.	5.250%	9/1/2029	100	101
Freeport-McMoRan Inc.	4.250%	3/1/2030	100	99
Freeport-McMoRan Inc.	4.625%	8/1/2030	200	198
Freeport-McMoRan Inc.	5.400%	11/14/2034	100	103
Freeport-McMoRan Inc.	5.450%	3/15/2043	300	289
Georgia-Pacific LLC	8.875%	5/15/2031	125	152
Gerdau Trade Inc.	5.750%	6/9/2035	150	155
International Flavors & Fragrances Inc.	4.450%	9/26/2028	50	50
International Flavors & Fragrances Inc.	5.000%	9/26/2048	138	121
International Paper Co.	5.000%	9/15/2035	100	100
International Paper Co.	6.000%	11/15/2041	100	104
International Paper Co.	4.800%	6/15/2044	300	267
International Paper Co.	4.400%	8/15/2047	200	167
Kinross Gold Corp.	4.500%	7/15/2027	25	25
Kinross Gold Corp.	6.250%	7/15/2033	100	109
Linde Inc.	1.100%	8/10/2030	300	261
Linde Inc.	3.550%	11/7/2042	50	40
LYB International Finance BV	5.250%	7/15/2043	200	179

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
LYB International Finance III LLC	5.625%	5/15/2033	52	54
LYB International Finance III LLC	5.500%	3/1/2034	585	587
LYB International Finance III LLC	6.150%	5/15/2035	50	52
LYB International Finance III LLC	3.375%	10/1/2040	200	148
LYB International Finance III LLC	4.200%	10/15/2049	135	100
LYB International Finance III LLC	4.200%	5/1/2050	50	37
Martin Marietta Materials Inc.	3.450%	6/1/2027	50	50
Martin Marietta Materials Inc.	3.500%	12/15/2027	100	99
Martin Marietta Materials Inc.	2.500%	3/15/2030	100	93
Martin Marietta Materials Inc.	2.400%	7/15/2031	150	134
Martin Marietta Materials Inc.	5.150%	12/1/2034	50	51
Martin Marietta Materials Inc.	4.250%	12/15/2047	175	147
Martin Marietta Materials Inc.	3.200%	7/15/2051	220	151
Martin Marietta Materials Inc.	5.500%	12/1/2054	50	50
Mosaic Co.	4.050%	11/15/2027	200	200
Mosaic Co.	5.450%	11/15/2033	100	103
Mosaic Co.	4.875%	11/15/2041	50	46
Mosaic Co.	5.625%	11/15/2043	100	99
Newmont Corp.	2.600%	7/15/2032	450	407
Newmont Corp.	5.875%	4/1/2035	100	108
Newmont Corp.	5.450%	6/9/2044	150	151
Newmont Corp. / Newcrest Finance Pty Ltd.	5.350%	3/15/2034	1,500	1,565
Newmont Corp. / Newcrest Finance Pty Ltd.	4.200%	5/13/2050	100	84
Nucor Corp.	3.950%	5/1/2028	100	100
Nucor Corp.	2.700%	6/1/2030	100	94
Nucor Corp.	3.125%	4/1/2032	100	92
Nucor Corp.	5.100%	6/1/2035	200	203
Nucor Corp.	6.400%	12/1/2037	100	112
Nucor Corp.	2.979%	12/15/2055	300	190
Nutrien Ltd.	4.000%	12/15/2026	50	50
Nutrien Ltd.	5.200%	6/21/2027	175	178
Nutrien Ltd.	4.900%	3/27/2028	200	203
Nutrien Ltd.	5.250%	3/12/2032	188	194
Nutrien Ltd.	5.400%	6/21/2034	200	206
Nutrien Ltd.	4.125%	3/15/2035	250	232
Nutrien Ltd.	5.625%	12/1/2040	275	277
Nutrien Ltd.	6.125%	1/15/2041	70	74
Nutrien Ltd.	4.900%	6/1/2043	50	46
Nutrien Ltd.	5.250%	1/15/2045	191	182
Nutrien Ltd.	5.000%	4/1/2049	100	91
Nutrien Ltd.	3.950%	5/13/2050	315	244
Nutrien Ltd.	5.800%	3/27/2053	135	137
Owens Corning	3.950%	8/15/2029	100	99
Owens Corning	3.875%	6/1/2030	50	49
Owens Corning	5.700%	6/15/2034	200	211
Owens Corning	4.300%	7/15/2047	200	165
Owens Corning	5.950%	6/15/2054	125	129
Packaging Corp. of America	3.400%	12/15/2027	100	99
Packaging Corp. of America	3.000%	12/15/2029	140	134
Packaging Corp. of America	5.200%	8/15/2035	71	72
Packaging Corp. of America	4.050%	12/15/2049	90	72
Packaging Corp. of America	3.050%	10/1/2051	100	65
PPG Industries Inc.	2.550%	6/15/2030	300	278
Reliance Inc.	2.150%	8/15/2030	100	90
Rio Tinto Alcan Inc.	6.125%	12/15/2033	225	247
Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	75	81
Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	350	220
Rio Tinto Finance USA plc	4.500%	3/14/2028	66	67
Rio Tinto Finance USA plc	4.875%	3/14/2030	118	121
Rio Tinto Finance USA plc	5.000%	3/14/2032	80	82
Rio Tinto Finance USA plc	5.000%	3/9/2033	145	149
Rio Tinto Finance USA plc	5.250%	3/14/2035	135	139
Rio Tinto Finance USA plc	4.750%	3/22/2042	150	140
Rio Tinto Finance USA plc	4.125%	8/21/2042	250	217
Rio Tinto Finance USA plc	5.125%	3/9/2053	300	284
Rio Tinto Finance USA plc	5.875%	3/14/2065	56	58
RPM International Inc.	3.750%	3/15/2027	50	50
RPM International Inc.	4.250%	1/15/2048	200	167
Sherwin-Williams Co.	3.450%	6/1/2027	100	99
Sherwin-Williams Co.	4.550%	3/1/2028	100	101

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sherwin-Williams Co.	2.300%	5/15/2030	100	92
Sherwin-Williams Co.	5.150%	8/15/2035	135	137
Sherwin-Williams Co.	4.000%	12/15/2042	100	83
Sherwin-Williams Co.	4.550%	8/1/2045	90	79
Sherwin-Williams Co.	4.500%	6/1/2047	300	259
Sherwin-Williams Co.	3.300%	5/15/2050	100	70
Smurfit Kappa Treasury ULC	5.200%	1/15/2030	200	206
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	200	207
Smurfit Kappa Treasury ULC	5.777%	4/3/2054	200	205
Smurfit Westrock Financing DAC	5.418%	1/15/2035	1,170	1,207
Sonoco Products Co.	2.250%	2/1/2027	500	487
Sonoco Products Co.	4.600%	9/1/2029	125	126
Sonoco Products Co.	3.125%	5/1/2030	105	99
Sonoco Products Co.	5.000%	9/1/2034	100	99
Sonoco Products Co.	5.750%	11/1/2040	80	82
Southern Copper Corp.	7.500%	7/27/2035	100	118
Southern Copper Corp.	6.750%	4/16/2040	275	312
Southern Copper Corp.	5.250%	11/8/2042	300	290
Southern Copper Corp.	5.875%	4/23/2045	200	207
Steel Dynamics Inc.	3.450%	4/15/2030	125	120
Steel Dynamics Inc.	3.250%	1/15/2031	100	94
Steel Dynamics Inc.	5.375%	8/15/2034	60	62
Steel Dynamics Inc.	5.250%	5/15/2035	200	204
Steel Dynamics Inc.	3.250%	10/15/2050	100	69
Steel Dynamics Inc.	5.750%	5/15/2055	125	127
Suzano Austria GmbH	6.000%	1/15/2029	400	414
Suzano Austria GmbH	5.000%	1/15/2030	200	201
Suzano Austria GmbH	3.750%	1/15/2031	200	189
Suzano Austria GmbH	3.125%	1/15/2032	125	112
Suzano Netherlands BV	5.500%	1/15/2036	67	67
Vale Overseas Ltd.	3.750%	7/8/2030	100	96
Vale Overseas Ltd.	6.125%	6/12/2033	200	213
Vale Overseas Ltd.	8.250%	1/17/2034	50	61
Vale Overseas Ltd.	6.875%	11/21/2036	194	218
Vale Overseas Ltd.	6.875%	11/10/2039	125	140
Vale Overseas Ltd.	6.400%	6/28/2054	373	384
Vale SA	5.625%	9/11/2042	75	76
Vulcan Materials Co.	4.950%	12/1/2029	50	51
Vulcan Materials Co.	3.500%	6/1/2030	150	145
Vulcan Materials Co.	5.350%	12/1/2034	150	155
Vulcan Materials Co.	4.500%	6/15/2047	125	109
Vulcan Materials Co.	5.700%	12/1/2054	200	204
Westlake Corp.	3.375%	6/15/2030	100	95
Westlake Corp.	5.000%	8/15/2046	200	176
Westlake Corp.	3.125%	8/15/2051	100	62
Westlake Corp.	3.375%	8/15/2061	100	61
WestRock MWV LLC	7.950%	2/15/2031	250	289
WRKCo Inc.	3.375%	9/15/2027	250	247
WRKCo Inc.	4.900%	3/15/2029	200	204
WRKCo Inc.	3.000%	6/15/2033	100	89
Yamana Gold Inc.	2.630%	8/15/2031	100	89
				39,069
Real Estate (0.9%)
Agree LP	5.625%	6/15/2034	143	149
Agree LP	5.600%	6/15/2035	125	130
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	200	188
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	150	140
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	500	410
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	100	103
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	125	96
Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	500	314
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	200	139
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	100	97
American Assets Trust LP	6.150%	10/1/2034	100	102
American Homes 4 Rent LP	2.375%	7/15/2031	200	177
American Homes 4 Rent LP	5.500%	7/15/2034	100	103
American Homes 4 Rent LP	5.250%	3/15/2035	100	101
American Homes 4 Rent LP	3.375%	7/15/2051	200	136
American Tower Corp.	3.375%	10/15/2026	200	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Tower Corp.	2.750%	1/15/2027	500	491
	American Tower Corp.	3.125%	1/15/2027	125	123
	American Tower Corp.	3.650%	3/15/2027	200	199
	American Tower Corp.	1.500%	1/31/2028	500	471
	American Tower Corp.	3.950%	3/15/2029	140	138
	American Tower Corp.	3.800%	8/15/2029	475	466
	American Tower Corp.	2.900%	1/15/2030	145	137
	American Tower Corp.	5.000%	1/31/2030	75	77
	American Tower Corp.	4.900%	3/15/2030	114	116
	American Tower Corp.	2.100%	6/15/2030	150	135
	American Tower Corp.	2.700%	4/15/2031	200	183
	American Tower Corp.	2.300%	9/15/2031	200	177
	American Tower Corp.	4.050%	3/15/2032	200	194
	American Tower Corp.	5.400%	1/31/2035	200	207
	American Tower Corp.	5.350%	3/15/2035	125	128
	American Tower Corp.	3.700%	10/15/2049	200	150
	American Tower Corp.	3.100%	6/15/2050	250	167
	American Tower Corp.	2.950%	1/15/2051	200	129
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	80	81
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	60	59
	AvalonBay Communities Inc.	2.900%	10/15/2026	50	49
	AvalonBay Communities Inc.	3.200%	1/15/2028	75	74
	AvalonBay Communities Inc.	2.050%	1/15/2032	300	262
	AvalonBay Communities Inc.	5.000%	2/15/2033	50	51
	AvalonBay Communities Inc.	5.350%	6/1/2034	100	104
	AvalonBay Communities Inc.	5.000%	8/1/2035	150	151
	AvalonBay Communities Inc.	3.900%	10/15/2046	60	48
	AvalonBay Communities Inc.	4.350%	4/15/2048	60	51
	Boston Properties LP	2.750%	10/1/2026	50	49
	Boston Properties LP	3.400%	6/21/2029	400	384
	Boston Properties LP	2.900%	3/15/2030	400	371
	Boston Properties LP	2.450%	10/1/2033	400	327
	Boston Properties LP	6.500%	1/15/2034	50	54
	Brixmor Operating Partnership LP	3.900%	3/15/2027	75	75
	Brixmor Operating Partnership LP	4.125%	5/15/2029	533	529
	Brixmor Operating Partnership LP	4.050%	7/1/2030	250	245
	Camden Property Trust	3.150%	7/1/2029	50	48
	Camden Property Trust	2.800%	5/15/2030	265	249
	Camden Property Trust	3.350%	11/1/2049	120	86
	CBRE Services Inc.	5.500%	4/1/2029	75	78
	CBRE Services Inc.	4.800%	6/15/2030	100	102
	CBRE Services Inc.	2.500%	4/1/2031	200	181
	CBRE Services Inc.	5.950%	8/15/2034	200	214
	CBRE Services Inc.	5.500%	6/15/2035	150	154
	COPT Defense Properties LP	2.000%	1/15/2029	102	95
[3]	COPT Defense Properties LP	4.500%	10/15/2030	180	179
	COPT Defense Properties LP	2.900%	12/1/2033	200	170
	Cousins Properties LP	5.375%	2/15/2032	100	102
	Cousins Properties LP	5.875%	10/1/2034	100	105
	Crown Castle Inc.	2.900%	3/15/2027	200	196
	Crown Castle Inc.	3.650%	9/1/2027	325	322
	Crown Castle Inc.	3.800%	2/15/2028	425	420
	Crown Castle Inc.	4.800%	9/1/2028	200	203
	Crown Castle Inc.	3.100%	11/15/2029	100	95
	Crown Castle Inc.	3.300%	7/1/2030	115	109
	Crown Castle Inc.	2.250%	1/15/2031	200	178
	Crown Castle Inc.	2.500%	7/15/2031	700	623
	Crown Castle Inc.	5.800%	3/1/2034	100	105
	Crown Castle Inc.	5.200%	9/1/2034	350	353
	Crown Castle Inc.	2.900%	4/1/2041	215	157
	Crown Castle Inc.	4.750%	5/15/2047	95	84
	Crown Castle Inc.	5.200%	2/15/2049	75	69
	Crown Castle Inc.	4.150%	7/1/2050	100	79
	CubeSmart LP	2.250%	12/15/2028	200	188
	CubeSmart LP	4.375%	2/15/2029	50	50
	CubeSmart LP	2.000%	2/15/2031	75	66
	CubeSmart LP	2.500%	2/15/2032	200	177
	Digital Realty Trust LP	4.450%	7/15/2028	370	373
	Digital Realty Trust LP	3.600%	7/1/2029	175	171
	DOC DR LLC	4.300%	3/15/2027	100	100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
DOC DR LLC	3.950%	1/15/2028	100	99
DOC DR LLC	2.625%	11/1/2031	500	446
EPR Properties	4.500%	6/1/2027	141	141
EPR Properties	3.600%	11/15/2031	175	162
Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	250	260
Equinix Inc.	2.900%	11/18/2026	100	99
Equinix Inc.	1.800%	7/15/2027	100	96
Equinix Inc.	1.550%	3/15/2028	500	470
Equinix Inc.	3.200%	11/18/2029	450	431
Equinix Inc.	2.500%	5/15/2031	200	180
Equinix Inc.	3.000%	7/15/2050	100	65
ERP Operating LP	2.850%	11/1/2026	50	49
ERP Operating LP	3.500%	3/1/2028	100	99
ERP Operating LP	4.150%	12/1/2028	70	70
ERP Operating LP	3.000%	7/1/2029	75	72
ERP Operating LP	2.500%	2/15/2030	150	140
ERP Operating LP	4.650%	9/15/2034	200	198
ERP Operating LP	4.500%	7/1/2044	150	133
ERP Operating LP	4.500%	6/1/2045	25	22
ERP Operating LP	4.000%	8/1/2047	100	81
Essential Properties LP	5.400%	12/1/2035	80	80
Essex Portfolio LP	3.625%	5/1/2027	100	99
Essex Portfolio LP	4.000%	3/1/2029	100	99
Essex Portfolio LP	3.000%	1/15/2030	110	104
Essex Portfolio LP	2.650%	3/15/2032	105	94
Essex Portfolio LP	5.500%	4/1/2034	100	104
Essex Portfolio LP	5.375%	4/1/2035	200	206
Essex Portfolio LP	4.500%	3/15/2048	120	104
Extra Space Storage LP	3.875%	12/15/2027	150	149
Extra Space Storage LP	5.700%	4/1/2028	200	207
Extra Space Storage LP	4.000%	6/15/2029	25	25
Extra Space Storage LP	5.500%	7/1/2030	400	417
Extra Space Storage LP	5.900%	1/15/2031	100	106
Extra Space Storage LP	2.400%	10/15/2031	200	176
Extra Space Storage LP	2.350%	3/15/2032	100	87
Extra Space Storage LP	4.950%	1/15/2033	140	141
Extra Space Storage LP	5.400%	2/1/2034	100	103
Extra Space Storage LP	5.350%	1/15/2035	100	102
Extra Space Storage LP	5.400%	6/15/2035	265	271
Federal Realty OP LP	3.250%	7/15/2027	50	49
Federal Realty OP LP	3.200%	6/15/2029	100	96
Federal Realty OP LP	4.500%	12/1/2044	150	132
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/2028	25	26
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/2029	275	280
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2030	175	169
GLP Capital LP / GLP Financing II Inc.	4.000%	1/15/2031	200	191
GLP Capital LP / GLP Financing II Inc.	5.250%	2/15/2033	100	100
GLP Capital LP / GLP Financing II Inc.	5.625%	9/15/2034	200	202
GLP Capital LP / GLP Financing II Inc.	5.750%	11/1/2037	175	174
GLP Capital LP / GLP Financing II Inc.	6.250%	9/15/2054	100	100
Healthcare Realty Holdings LP	2.000%	3/15/2031	250	217
Healthpeak OP LLC	3.500%	7/15/2029	180	175
Healthpeak OP LLC	3.000%	1/15/2030	200	189
Healthpeak OP LLC	5.375%	2/15/2035	79	81
Healthpeak OP LLC	6.750%	2/1/2041	100	111
Highwoods Realty LP	2.600%	2/1/2031	250	221
Highwoods Realty LP	7.650%	2/1/2034	225	256
Host Hotels & Resorts LP	3.500%	9/15/2030	100	94
Host Hotels & Resorts LP	2.900%	12/15/2031	275	245
Host Hotels & Resorts LP	5.700%	7/1/2034	100	102
Host Hotels & Resorts LP	5.500%	4/15/2035	120	121
Invitation Homes Operating Partnership LP	2.300%	11/15/2028	200	189
Invitation Homes Operating Partnership LP	5.450%	8/15/2030	32	33
Invitation Homes Operating Partnership LP	5.500%	8/15/2033	80	83
Invitation Homes Operating Partnership LP	2.700%	1/15/2034	150	127
Jones Lang LaSalle Inc.	6.875%	12/1/2028	100	107
Kilroy Realty LP	4.750%	12/15/2028	50	50
Kilroy Realty LP	4.250%	8/15/2029	104	102
Kilroy Realty LP	3.050%	2/15/2030	200	185
Kilroy Realty LP	2.650%	11/15/2033	175	143

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kimco Realty OP LLC	2.800%	10/1/2026	125	123
Kimco Realty OP LLC	3.800%	4/1/2027	75	75
Kimco Realty OP LLC	1.900%	3/1/2028	500	475
Kimco Realty OP LLC	2.700%	10/1/2030	100	93
Kimco Realty OP LLC	3.200%	4/1/2032	200	185
Kimco Realty OP LLC	4.600%	2/1/2033	200	199
Kimco Realty OP LLC	6.400%	3/1/2034	100	111
Kimco Realty OP LLC	4.850%	3/1/2035	100	99
Kimco Realty OP LLC	4.125%	12/1/2046	50	41
Kimco Realty OP LLC	4.450%	9/1/2047	50	43
Kite Realty Group LP	4.000%	10/1/2026	200	199
Kite Realty Group LP	4.950%	12/15/2031	50	51
Kite Realty Group LP	5.200%	8/15/2032	100	102
Kite Realty Group LP	5.500%	3/1/2034	100	103
LXP Industrial Trust	2.375%	10/1/2031	200	173
Mid-America Apartments LP	3.600%	6/1/2027	250	248
Mid-America Apartments LP	3.950%	3/15/2029	100	99
Mid-America Apartments LP	2.750%	3/15/2030	150	141
Mid-America Apartments LP	1.700%	2/15/2031	150	130
Mid-America Apartments LP	5.300%	2/15/2032	50	52
Mid-America Apartments LP	4.950%	3/1/2035	100	101
NNN REIT Inc.	3.500%	10/15/2027	350	346
NNN REIT Inc.	4.300%	10/15/2028	25	25
NNN REIT Inc.	2.500%	4/15/2030	75	69
NNN REIT Inc.	4.600%	2/15/2031	150	150
NNN REIT Inc.	5.600%	10/15/2033	150	157
NNN REIT Inc.	4.800%	10/15/2048	50	44
NNN REIT Inc.	3.100%	4/15/2050	50	33
NNN REIT Inc.	3.000%	4/15/2052	175	111
Omega Healthcare Investors Inc.	3.625%	10/1/2029	250	240
Omega Healthcare Investors Inc.	5.200%	7/1/2030	150	152
Omega Healthcare Investors Inc.	3.375%	2/1/2031	250	232
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	250	222
Piedmont Operating Partnership LP	9.250%	7/20/2028	100	111
Prologis LP	2.125%	4/15/2027	105	102
Prologis LP	3.375%	12/15/2027	160	158
Prologis LP	3.875%	9/15/2028	100	100
Prologis LP	2.250%	4/15/2030	155	143
Prologis LP	1.750%	7/1/2030	200	179
Prologis LP	1.250%	10/15/2030	350	304
Prologis LP	2.250%	1/15/2032	100	88
Prologis LP	4.750%	6/15/2033	100	101
Prologis LP	5.125%	1/15/2034	127	130
Prologis LP	5.000%	3/15/2034	272	276
Prologis LP	5.000%	1/31/2035	125	127
Prologis LP	5.250%	5/15/2035	300	309
Prologis LP	4.375%	9/15/2048	75	64
Prologis LP	3.000%	4/15/2050	140	94
Prologis LP	2.125%	10/15/2050	100	55
Prologis LP	5.250%	6/15/2053	200	193
Prologis LP	5.250%	3/15/2054	100	97
Public Storage Operating Co.	1.500%	11/9/2026	225	219
Public Storage Operating Co.	3.094%	9/15/2027	100	98
Public Storage Operating Co.	1.950%	11/9/2028	225	212
Public Storage Operating Co.	5.125%	1/15/2029	100	103
Public Storage Operating Co.	3.385%	5/1/2029	100	98
Public Storage Operating Co.	2.250%	11/9/2031	225	199
Public Storage Operating Co.	5.350%	8/1/2053	120	119
Realty Income Corp.	4.125%	10/15/2026	125	125
Realty Income Corp.	3.000%	1/15/2027	150	148
Realty Income Corp.	3.200%	1/15/2027	80	79
Realty Income Corp.	3.950%	8/15/2027	450	450
Realty Income Corp.	3.650%	1/15/2028	190	188
Realty Income Corp.	2.100%	3/15/2028	300	286
Realty Income Corp.	4.750%	2/15/2029	100	102
Realty Income Corp.	4.000%	7/15/2029	60	60
Realty Income Corp.	3.100%	12/15/2029	150	144
Realty Income Corp.	3.400%	1/15/2030	80	77
Realty Income Corp.	3.250%	1/15/2031	750	710
Realty Income Corp.	2.850%	12/15/2032	50	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Realty Income Corp.	4.500%	2/1/2033	170	168
	Realty Income Corp.	1.800%	3/15/2033	500	414
	Realty Income Corp.	5.125%	4/15/2035	65	66
	Realty Income Corp.	4.650%	3/15/2047	175	156
	Realty Income Corp.	5.375%	9/1/2054	50	49
	Regency Centers LP	3.600%	2/1/2027	25	25
	Regency Centers LP	4.125%	3/15/2028	75	75
	Regency Centers LP	2.950%	9/15/2029	100	95
	Regency Centers LP	5.250%	1/15/2034	100	103
	Regency Centers LP	5.100%	1/15/2035	100	101
	Regency Centers LP	4.400%	2/1/2047	200	171
	Rexford Industrial Realty LP	2.150%	9/1/2031	200	174
	Sabra Health Care LP	3.900%	10/15/2029	150	145
	Sabra Health Care LP	3.200%	12/1/2031	150	136
	Safehold GL Holdings LLC	2.850%	1/15/2032	200	177
	Safehold GL Holdings LLC	5.650%	1/15/2035	70	72
	Simon Property Group LP	1.375%	1/15/2027	500	484
	Simon Property Group LP	1.750%	2/1/2028	250	238
	Simon Property Group LP	2.650%	7/15/2030	200	186
	Simon Property Group LP	4.375%	10/1/2030	99	99
	Simon Property Group LP	2.200%	2/1/2031	250	225
	Simon Property Group LP	2.250%	1/15/2032	500	439
	Simon Property Group LP	2.650%	2/1/2032	100	90
	Simon Property Group LP	6.250%	1/15/2034	85	94
	Simon Property Group LP	4.750%	9/26/2034	175	174
	Simon Property Group LP	5.125%	10/1/2035	83	84
	Simon Property Group LP	4.250%	11/30/2046	100	85
	Simon Property Group LP	3.250%	9/13/2049	300	210
	Simon Property Group LP	3.800%	7/15/2050	200	153
	Simon Property Group LP	5.850%	3/8/2053	89	92
	Simon Property Group LP	6.650%	1/15/2054	85	98
	Store Capital LLC	4.500%	3/15/2028	75	75
	Store Capital LLC	4.625%	3/15/2029	100	99
[5]	Store Capital LLC	5.400%	4/30/2030	65	66
	Sun Communities Operating LP	2.300%	11/1/2028	200	189
	Sun Communities Operating LP	4.200%	4/15/2032	200	194
	Tanger Properties LP	3.875%	7/15/2027	50	50
	UDR Inc.	3.500%	7/1/2027	150	148
	UDR Inc.	3.500%	1/15/2028	250	246
	UDR Inc.	3.200%	1/15/2030	60	57
	UDR Inc.	3.000%	8/15/2031	65	60
	UDR Inc.	1.900%	3/15/2033	200	163
	UDR Inc.	3.100%	11/1/2034	65	56
	Ventas Realty LP	3.250%	10/15/2026	75	74
	Ventas Realty LP	3.850%	4/1/2027	50	50
	Ventas Realty LP	4.000%	3/1/2028	125	124
	Ventas Realty LP	3.000%	1/15/2030	100	95
	Ventas Realty LP	4.750%	11/15/2030	200	202
	Ventas Realty LP	5.100%	7/15/2032	175	179
	Ventas Realty LP	5.625%	7/1/2034	52	54
	Ventas Realty LP	5.000%	1/15/2035	200	200
	Ventas Realty LP	4.875%	4/15/2049	80	71
	VICI Properties LP	4.750%	2/15/2028	200	202
	VICI Properties LP	4.950%	2/15/2030	200	202
	VICI Properties LP	5.125%	11/15/2031	250	253
	VICI Properties LP	5.125%	5/15/2032	200	202
	VICI Properties LP	5.750%	4/1/2034	100	104
	VICI Properties LP	5.625%	4/1/2035	201	206
	Welltower OP LLC	4.250%	4/15/2028	175	176
	Welltower OP LLC	4.125%	3/15/2029	250	250
	Welltower OP LLC	4.500%	7/1/2030	250	252
	Welltower OP LLC	2.750%	1/15/2031	250	231
	Welltower OP LLC	2.750%	1/15/2032	300	272
	Welltower OP LLC	5.125%	7/1/2035	300	305
	Welltower OP LLC	6.500%	3/15/2041	25	28
	Welltower OP LLC	4.950%	9/1/2048	75	71
	Weyerhaeuser Co.	4.000%	11/15/2029	150	148
	Weyerhaeuser Co.	4.000%	4/15/2030	200	197
	Weyerhaeuser Co.	7.375%	3/15/2032	29	33
	Weyerhaeuser Co.	3.375%	3/9/2033	200	183

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
WP Carey Inc.	4.250%	10/1/2026	75	75
WP Carey Inc.	2.250%	4/1/2033	200	167
				47,058
Technology (2.0%)
Accenture Capital Inc.	3.900%	10/4/2027	175	175
Accenture Capital Inc.	4.050%	10/4/2029	150	150
Accenture Capital Inc.	4.250%	10/4/2031	350	350
Accenture Capital Inc.	4.500%	10/4/2034	300	296
Adobe Inc.	2.150%	2/1/2027	180	176
Adobe Inc.	4.750%	1/17/2028	125	127
Adobe Inc.	4.950%	1/17/2030	175	181
Adobe Inc.	2.300%	2/1/2030	225	209
Adobe Inc.	5.300%	1/17/2035	100	106
Advanced Micro Devices Inc.	4.319%	3/24/2028	100	101
Analog Devices Inc.	3.500%	12/5/2026	200	199
Analog Devices Inc.	3.450%	6/15/2027	100	99
Analog Devices Inc.	4.250%	6/15/2028	250	252
Analog Devices Inc.	1.700%	10/1/2028	200	187
Analog Devices Inc.	4.500%	6/15/2030	200	203
Analog Devices Inc.	2.800%	10/1/2041	200	148
Analog Devices Inc.	2.950%	10/1/2051	400	265
Apple Inc.	3.350%	2/9/2027	10	10
Apple Inc.	3.200%	5/11/2027	775	769
Apple Inc.	2.900%	9/12/2027	555	547
Apple Inc.	1.200%	2/8/2028	500	471
Apple Inc.	4.000%	5/10/2028	200	201
Apple Inc.	4.000%	5/12/2028	175	176
Apple Inc.	1.400%	8/5/2028	350	328
Apple Inc.	2.200%	9/11/2029	430	404
Apple Inc.	4.150%	5/10/2030	48	49
Apple Inc.	4.200%	5/12/2030	125	126
Apple Inc.	1.250%	8/20/2030	500	440
Apple Inc.	1.650%	2/8/2031	500	443
Apple Inc.	1.700%	8/5/2031	200	176
Apple Inc.	4.500%	5/12/2032	125	128
Apple Inc.	3.350%	8/8/2032	200	191
Apple Inc.	4.750%	5/12/2035	150	154
Apple Inc.	4.500%	2/23/2036	121	122
Apple Inc.	2.375%	2/8/2041	635	457
Apple Inc.	3.850%	5/4/2043	450	384
Apple Inc.	4.450%	5/6/2044	200	188
Apple Inc.	3.450%	2/9/2045	825	654
Apple Inc.	4.375%	5/13/2045	400	361
Apple Inc.	4.650%	2/23/2046	1,110	1,037
Apple Inc.	3.850%	8/4/2046	375	310
Apple Inc.	3.750%	11/13/2047	450	363
Apple Inc.	2.650%	5/11/2050	815	521
Apple Inc.	2.400%	8/20/2050	75	45
Apple Inc.	2.650%	2/8/2051	794	504
Apple Inc.	2.700%	8/5/2051	75	48
Apple Inc.	2.800%	2/8/2061	600	362
Apple Inc.	2.850%	8/5/2061	275	167
Applied Materials Inc.	3.300%	4/1/2027	225	223
Applied Materials Inc.	1.750%	6/1/2030	200	180
Applied Materials Inc.	5.100%	10/1/2035	100	104
Applied Materials Inc.	4.600%	1/15/2036	156	154
Applied Materials Inc.	5.850%	6/15/2041	125	134
Applied Materials Inc.	4.350%	4/1/2047	175	153
Applied Materials Inc.	2.750%	6/1/2050	200	130
Arrow Electronics Inc.	3.875%	1/12/2028	100	99
Arrow Electronics Inc.	5.875%	4/10/2034	200	209
Atlassian Corp.	5.500%	5/15/2034	200	206
Autodesk Inc.	3.500%	6/15/2027	75	74
Autodesk Inc.	2.850%	1/15/2030	75	71
Autodesk Inc.	2.400%	12/15/2031	200	177
Avnet Inc.	6.250%	3/15/2028	100	104
Booz Allen Hamilton Inc.	5.950%	8/4/2033	150	158
Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	725	725
Broadcom Inc.	5.050%	7/12/2027	167	170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Broadcom Inc.	1.950%	2/15/2028	157	150
	Broadcom Inc.	4.150%	2/15/2028	100	100
	Broadcom Inc.	4.800%	4/15/2028	300	306
	Broadcom Inc.	4.110%	9/15/2028	428	430
[5]	Broadcom Inc.	4.000%	4/15/2029	200	199
	Broadcom Inc.	4.750%	4/15/2029	965	985
	Broadcom Inc.	5.050%	7/12/2029	320	330
	Broadcom Inc.	4.350%	2/15/2030	200	201
	Broadcom Inc.	5.000%	4/15/2030	200	206
	Broadcom Inc.	5.050%	4/15/2030	700	723
	Broadcom Inc.	4.600%	7/15/2030	175	178
	Broadcom Inc.	4.200%	10/15/2030	175	175
	Broadcom Inc.	4.150%	11/15/2030	600	597
[5]	Broadcom Inc.	2.450%	2/15/2031	1,000	909
	Broadcom Inc.	5.150%	11/15/2031	83	86
	Broadcom Inc.	4.550%	2/15/2032	500	503
	Broadcom Inc.	5.200%	4/15/2032	250	260
	Broadcom Inc.	4.900%	7/15/2032	200	205
	Broadcom Inc.	4.300%	11/15/2032	400	395
[5]	Broadcom Inc.	2.600%	2/15/2033	50	44
[5]	Broadcom Inc.	3.419%	4/15/2033	152	141
[5]	Broadcom Inc.	3.469%	4/15/2034	586	535
	Broadcom Inc.	5.200%	7/15/2035	1,825	1,883
	Broadcom Inc.	4.800%	2/15/2036	844	842
[5]	Broadcom Inc.	3.187%	11/15/2036	50	43
[5]	Broadcom Inc.	4.926%	5/15/2037	550	548
	Broadcom Inc.	4.900%	2/15/2038	702	698
[5]	Broadcom Inc.	3.500%	2/15/2041	670	551
[5]	Broadcom Inc.	3.750%	2/15/2051	500	390
	Cadence Design Systems Inc.	4.200%	9/10/2027	100	100
	Cadence Design Systems Inc.	4.300%	9/10/2029	250	251
	Cadence Design Systems Inc.	4.700%	9/10/2034	400	399
	CDW LLC / CDW Finance Corp.	4.250%	4/1/2028	100	99
	CDW LLC / CDW Finance Corp.	3.250%	2/15/2029	100	96
	CDW LLC / CDW Finance Corp.	5.100%	3/1/2030	110	112
	CDW LLC / CDW Finance Corp.	5.550%	8/22/2034	110	113
[5]	CGI Inc.	4.950%	3/14/2030	200	204
	CGI Inc.	2.300%	9/14/2031	100	88
	Cisco Systems Inc.	4.800%	2/26/2027	250	253
	Cisco Systems Inc.	4.550%	2/24/2028	138	140
	Cisco Systems Inc.	4.850%	2/26/2029	450	462
	Cisco Systems Inc.	4.750%	2/24/2030	202	207
	Cisco Systems Inc.	4.950%	2/26/2031	642	664
	Cisco Systems Inc.	4.950%	2/24/2032	415	429
	Cisco Systems Inc.	5.050%	2/26/2034	713	737
	Cisco Systems Inc.	5.100%	2/24/2035	213	220
	Cisco Systems Inc.	5.900%	2/15/2039	400	435
	Cisco Systems Inc.	5.300%	2/26/2054	300	296
	Cisco Systems Inc.	5.500%	2/24/2055	148	150
	Cisco Systems Inc.	5.350%	2/26/2064	200	197
	Concentrix Corp.	6.600%	8/2/2028	136	142
	Corning Inc.	5.750%	8/15/2040	195	204
	Corning Inc.	3.900%	11/15/2049	100	79
	Corning Inc.	4.375%	11/15/2057	300	248
	Corning Inc.	5.450%	11/15/2079	200	188
	Dell Inc.	7.100%	4/15/2028	30	32
	Dell Inc.	6.500%	4/15/2038	100	108
	Dell International LLC / EMC Corp.	4.900%	10/1/2026	250	251
	Dell International LLC / EMC Corp.	6.100%	7/15/2027	100	103
	Dell International LLC / EMC Corp.	5.250%	2/1/2028	200	205
	Dell International LLC / EMC Corp.	4.750%	4/1/2028	121	123
[3]	Dell International LLC / EMC Corp.	4.150%	2/15/2029	137	137
	Dell International LLC / EMC Corp.	5.300%	10/1/2029	30	31
	Dell International LLC / EMC Corp.	4.350%	2/1/2030	100	100
	Dell International LLC / EMC Corp.	5.000%	4/1/2030	59	60
	Dell International LLC / EMC Corp.	6.200%	7/15/2030	62	66
[3]	Dell International LLC / EMC Corp.	4.500%	2/15/2031	424	423
	Dell International LLC / EMC Corp.	5.300%	4/1/2032	464	479
[3]	Dell International LLC / EMC Corp.	4.750%	10/6/2032	211	210
	Dell International LLC / EMC Corp.	5.750%	2/1/2033	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC / EMC Corp.	4.850%	2/1/2035	498	490
	Dell International LLC / EMC Corp.	5.500%	4/1/2035	209	216
[3]	Dell International LLC / EMC Corp.	5.100%	2/15/2036	250	249
	Dell International LLC / EMC Corp.	8.100%	7/15/2036	173	211
	Dell International LLC / EMC Corp.	3.375%	12/15/2041	200	153
	Dell International LLC / EMC Corp.	8.350%	7/15/2046	105	136
	Dell International LLC / EMC Corp.	3.450%	12/15/2051	100	70
	DXC Technology Co.	2.375%	9/15/2028	200	188
	Flex Ltd.	4.875%	6/15/2029	150	152
	Flex Ltd.	5.250%	1/15/2032	200	205
	Genpact Luxembourg Sarl / Genpact USA Inc.	6.000%	6/4/2029	50	52
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	189	189
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	100	100
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	200	206
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	182	182
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	275	276
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	375	373
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	150	152
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	700	694
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	157	165
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	300	287
	HP Inc.	3.000%	6/17/2027	350	343
	HP Inc.	4.750%	1/15/2028	200	203
	HP Inc.	5.400%	4/25/2030	150	156
	HP Inc.	3.400%	6/17/2030	500	477
	HP Inc.	2.650%	6/17/2031	200	180
	HP Inc.	4.200%	4/15/2032	64	62
	HP Inc.	6.100%	4/25/2035	215	228
	HP Inc.	6.000%	9/15/2041	100	103
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	200	204
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	200	197
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	200	191
	Intel Corp.	3.750%	8/5/2027	200	198
	Intel Corp.	4.875%	2/10/2028	310	315
	Intel Corp.	1.600%	8/12/2028	200	186
	Intel Corp.	2.450%	11/15/2029	625	580
	Intel Corp.	3.900%	3/25/2030	345	338
	Intel Corp.	2.000%	8/12/2031	200	175
	Intel Corp.	4.150%	8/5/2032	200	193
	Intel Corp.	4.000%	12/15/2032	150	143
	Intel Corp.	5.200%	2/10/2033	396	405
	Intel Corp.	4.600%	3/25/2040	100	91
	Intel Corp.	2.800%	8/12/2041	200	140
	Intel Corp.	4.800%	10/1/2041	162	146
	Intel Corp.	4.250%	12/15/2042	150	125
	Intel Corp.	4.900%	7/29/2045	150	133
	Intel Corp.	4.100%	5/19/2046	250	197
	Intel Corp.	4.100%	5/11/2047	200	156
	Intel Corp.	3.734%	12/8/2047	500	368
	Intel Corp.	3.250%	11/15/2049	300	200
	Intel Corp.	4.750%	3/25/2050	400	338
	Intel Corp.	3.050%	8/12/2051	250	158
	Intel Corp.	5.700%	2/10/2053	481	465
	Intel Corp.	5.600%	2/21/2054	500	480
	Intel Corp.	3.100%	2/15/2060	300	178
	Intel Corp.	3.200%	8/12/2061	200	120
	Intel Corp.	5.050%	8/5/2062	300	257
	Intel Corp.	5.900%	2/10/2063	200	196
	International Business Machines Corp.	1.700%	5/15/2027	265	256
	International Business Machines Corp.	6.220%	8/1/2027	75	78
	International Business Machines Corp.	6.500%	1/15/2028	75	79
	International Business Machines Corp.	4.500%	2/6/2028	300	303
	International Business Machines Corp.	3.500%	5/15/2029	450	441
	International Business Machines Corp.	1.950%	5/15/2030	500	453
	International Business Machines Corp.	4.750%	2/6/2033	200	203
	International Business Machines Corp.	5.200%	2/10/2035	200	205
	International Business Machines Corp.	4.000%	6/20/2042	358	304
	International Business Machines Corp.	4.250%	5/15/2049	700	579
	International Business Machines Corp.	2.950%	5/15/2050	165	108
	International Business Machines Corp.	5.700%	2/10/2055	930	942

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intuit Inc.	1.350%	7/15/2027	100	96
Intuit Inc.	1.650%	7/15/2030	100	89
Intuit Inc.	5.200%	9/15/2033	200	209
Intuit Inc.	5.500%	9/15/2053	275	277
Jabil Inc.	3.950%	1/12/2028	100	99
Jabil Inc.	3.600%	1/15/2030	100	96
Jabil Inc.	3.000%	1/15/2031	150	138
Juniper Networks Inc.	3.750%	8/15/2029	200	195
Juniper Networks Inc.	5.950%	3/15/2041	25	25
KLA Corp.	4.100%	3/15/2029	150	150
KLA Corp.	4.650%	7/15/2032	200	203
KLA Corp.	5.000%	3/15/2049	75	71
KLA Corp.	3.300%	3/1/2050	150	107
KLA Corp.	4.950%	7/15/2052	200	187
KLA Corp.	5.250%	7/15/2062	200	192
Kyndryl Holdings Inc.	2.050%	10/15/2026	100	98
Kyndryl Holdings Inc.	2.700%	10/15/2028	100	95
Kyndryl Holdings Inc.	3.150%	10/15/2031	100	91
Kyndryl Holdings Inc.	4.100%	10/15/2041	100	81
Lam Research Corp.	4.000%	3/15/2029	150	150
Lam Research Corp.	1.900%	6/15/2030	295	267
Lam Research Corp.	4.875%	3/15/2049	125	117
Lam Research Corp.	2.875%	6/15/2050	150	100
Lam Research Corp.	3.125%	6/15/2060	100	64
Leidos Inc.	2.300%	2/15/2031	200	178
Leidos Inc.	5.750%	3/15/2033	82	87
Leidos Inc.	5.500%	3/15/2035	91	94
Marvell Technology Inc.	2.450%	4/15/2028	100	96
Marvell Technology Inc.	4.875%	6/22/2028	100	102
Marvell Technology Inc.	4.750%	7/15/2030	100	101
Marvell Technology Inc.	5.450%	7/15/2035	100	103
Microchip Technology Inc.	4.900%	3/15/2028	150	152
Microchip Technology Inc.	5.050%	3/15/2029	650	665
Microchip Technology Inc.	5.050%	2/15/2030	125	128
Micron Technology Inc.	5.375%	4/15/2028	200	206
Micron Technology Inc.	5.327%	2/6/2029	150	155
Micron Technology Inc.	6.750%	11/1/2029	225	245
Micron Technology Inc.	4.663%	2/15/2030	100	101
Micron Technology Inc.	5.300%	1/15/2031	150	155
Micron Technology Inc.	5.875%	2/9/2033	235	250
Micron Technology Inc.	5.800%	1/15/2035	150	158
Micron Technology Inc.	6.050%	11/1/2035	400	428
Micron Technology Inc.	3.366%	11/1/2041	100	77
Micron Technology Inc.	3.477%	11/1/2051	100	71
Microsoft Corp.	3.300%	2/6/2027	675	671
Microsoft Corp.	1.350%	9/15/2030	150	133
Microsoft Corp.	3.500%	2/12/2035	325	307
Microsoft Corp.	4.200%	11/3/2035	350	350
Microsoft Corp.	3.450%	8/8/2036	675	617
Microsoft Corp.	4.100%	2/6/2037	250	243
Microsoft Corp.	3.700%	8/8/2046	448	369
Microsoft Corp.	4.500%	6/15/2047	200	184
Microsoft Corp.	2.525%	6/1/2050	1,329	841
Microsoft Corp.	2.500%	9/15/2050	300	188
Microsoft Corp.	2.921%	3/17/2052	918	624
Microsoft Corp.	2.675%	6/1/2060	944	565
Microsoft Corp.	3.041%	3/17/2062	356	231
Motorola Solutions Inc.	4.600%	2/23/2028	125	126
Motorola Solutions Inc.	4.850%	8/15/2030	100	102
Motorola Solutions Inc.	5.200%	8/15/2032	25	26
Motorola Solutions Inc.	5.550%	8/15/2035	925	963
Motorola Solutions Inc.	5.500%	9/1/2044	75	75
NetApp Inc.	2.375%	6/22/2027	100	97
NetApp Inc.	5.500%	3/17/2032	134	139
NetApp Inc.	5.700%	3/17/2035	122	127
Nokia OYJ	6.625%	5/15/2039	90	95
NVIDIA Corp.	1.550%	6/15/2028	250	236
NVIDIA Corp.	2.850%	4/1/2030	300	287
NVIDIA Corp.	2.000%	6/15/2031	250	225
NVIDIA Corp.	3.500%	4/1/2040	200	171

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
NVIDIA Corp.	3.500%	4/1/2050	350	269
NVIDIA Corp.	3.700%	4/1/2060	113	85
NXP BV / NXP Funding LLC	5.550%	12/1/2028	75	78
NXP BV / NXP Funding LLC / NXP USA Inc.	4.300%	6/18/2029	450	450
NXP BV / NXP Funding LLC / NXP USA Inc.	3.400%	5/1/2030	200	192
NXP BV / NXP Funding LLC / NXP USA Inc.	2.500%	5/11/2031	200	180
NXP BV / NXP Funding LLC / NXP USA Inc.	2.650%	2/15/2032	412	366
NXP BV / NXP Funding LLC / NXP USA Inc.	3.250%	5/11/2041	200	152
Oracle Corp.	2.800%	4/1/2027	388	381
Oracle Corp.	2.300%	3/25/2028	300	287
Oracle Corp.	4.500%	5/6/2028	35	35
Oracle Corp.	4.800%	8/3/2028	400	407
Oracle Corp.	4.200%	9/27/2029	457	456
Oracle Corp.	6.150%	11/9/2029	225	240
Oracle Corp.	2.950%	4/1/2030	550	518
Oracle Corp.	4.650%	5/6/2030	100	101
Oracle Corp.	4.450%	9/26/2030	466	466
Oracle Corp.	2.875%	3/25/2031	1,159	1,065
Oracle Corp.	5.250%	2/3/2032	288	297
Oracle Corp.	4.800%	9/26/2032	500	501
Oracle Corp.	4.300%	7/8/2034	325	311
Oracle Corp.	4.700%	9/27/2034	325	317
Oracle Corp.	3.900%	5/15/2035	150	137
Oracle Corp.	5.500%	8/3/2035	331	341
Oracle Corp.	5.200%	9/26/2035	551	554
Oracle Corp.	3.800%	11/15/2037	525	453
Oracle Corp.	6.125%	7/8/2039	164	173
Oracle Corp.	3.600%	4/1/2040	605	486
Oracle Corp.	5.375%	7/15/2040	852	835
Oracle Corp.	3.650%	3/25/2041	386	308
Oracle Corp.	4.500%	7/8/2044	250	213
Oracle Corp.	4.125%	5/15/2045	425	341
Oracle Corp.	5.875%	9/26/2045	650	652
Oracle Corp.	4.000%	7/15/2046	523	407
Oracle Corp.	4.000%	11/15/2047	600	464
Oracle Corp.	3.600%	4/1/2050	795	560
Oracle Corp.	6.900%	11/9/2052	550	613
Oracle Corp.	5.550%	2/6/2053	584	551
Oracle Corp.	5.375%	9/27/2054	200	184
Oracle Corp.	6.000%	8/3/2055	345	346
Oracle Corp.	5.950%	9/26/2055	800	798
Oracle Corp.	3.850%	4/1/2060	475	326
Oracle Corp.	4.100%	3/25/2061	261	188
Oracle Corp.	6.125%	8/3/2065	590	593
Oracle Corp.	6.100%	9/26/2065	374	374
Qorvo Inc.	4.375%	10/15/2029	200	196
QUALCOMM Inc.	3.250%	5/20/2027	400	397
QUALCOMM Inc.	1.300%	5/20/2028	378	354
QUALCOMM Inc.	1.650%	5/20/2032	714	604
QUALCOMM Inc.	4.750%	5/20/2032	100	102
QUALCOMM Inc.	5.400%	5/20/2033	200	213
QUALCOMM Inc.	4.300%	5/20/2047	250	215
QUALCOMM Inc.	3.250%	5/20/2050	200	141
QUALCOMM Inc.	4.500%	5/20/2052	200	173
QUALCOMM Inc.	6.000%	5/20/2053	200	215
Roper Technologies Inc.	3.800%	12/15/2026	145	144
Roper Technologies Inc.	1.400%	9/15/2027	500	475
Roper Technologies Inc.	4.200%	9/15/2028	175	175
Roper Technologies Inc.	2.950%	9/15/2029	125	119
Roper Technologies Inc.	2.000%	6/30/2030	125	112
Roper Technologies Inc.	4.750%	2/15/2032	50	51
Roper Technologies Inc.	4.900%	10/15/2034	200	200
Salesforce Inc.	3.700%	4/11/2028	325	324
Salesforce Inc.	1.500%	7/15/2028	200	188
Salesforce Inc.	1.950%	7/15/2031	300	266
Salesforce Inc.	2.700%	7/15/2041	250	184
Salesforce Inc.	2.900%	7/15/2051	244	160
Salesforce Inc.	3.050%	7/15/2061	200	126
ServiceNow Inc.	1.400%	9/1/2030	400	350
Synopsys Inc.	4.550%	4/1/2027	59	59

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Synopsys Inc.	4.650%	4/1/2028	79	80
Synopsys Inc.	4.850%	4/1/2030	72	73
Synopsys Inc.	5.000%	4/1/2032	114	116
Synopsys Inc.	5.150%	4/1/2035	315	320
Synopsys Inc.	5.700%	4/1/2055	526	531
Teledyne Technologies Inc.	2.750%	4/1/2031	300	275
Texas Instruments Inc.	2.900%	11/3/2027	94	92
Texas Instruments Inc.	2.250%	9/4/2029	100	94
Texas Instruments Inc.	1.750%	5/4/2030	210	190
Texas Instruments Inc.	4.500%	5/23/2030	200	203
Texas Instruments Inc.	1.900%	9/15/2031	150	132
Texas Instruments Inc.	4.900%	3/14/2033	200	206
Texas Instruments Inc.	4.850%	2/8/2034	100	103
Texas Instruments Inc.	3.875%	3/15/2039	142	127
Texas Instruments Inc.	4.150%	5/15/2048	300	251
Texas Instruments Inc.	5.000%	3/14/2053	400	376
Texas Instruments Inc.	5.150%	2/8/2054	200	193
Texas Instruments Inc.	5.050%	5/18/2063	300	278
TSMC Arizona Corp.	1.750%	10/25/2026	400	390
TSMC Arizona Corp.	2.500%	10/25/2031	200	182
TSMC Arizona Corp.	4.250%	4/22/2032	200	201
TSMC Arizona Corp.	3.125%	10/25/2041	200	163
TSMC Arizona Corp.	3.250%	10/25/2051	200	153
TSMC Arizona Corp.	4.500%	4/22/2052	200	189
VMware LLC	4.650%	5/15/2027	100	101
VMware LLC	3.900%	8/21/2027	300	299
VMware LLC	1.800%	8/15/2028	200	188
VMware LLC	4.700%	5/15/2030	150	152
VMware LLC	2.200%	8/15/2031	300	264
Western Digital Corp.	2.850%	2/1/2029	200	188
Workday Inc.	3.500%	4/1/2027	200	198
Workday Inc.	3.700%	4/1/2029	100	99
Workday Inc.	3.800%	4/1/2032	200	191
Xilinx Inc.	2.375%	6/1/2030	200	185
				99,378
Utilities (2.5%)
AEP Texas Inc.	3.950%	6/1/2028	100	99
AEP Texas Inc.	5.450%	5/15/2029	200	208
AEP Texas Inc.	2.100%	7/1/2030	200	180
AEP Texas Inc.	5.700%	5/15/2034	253	263
AEP Texas Inc.	3.800%	10/1/2047	50	37
AEP Texas Inc.	5.250%	5/15/2052	89	82
AEP Texas Inc.	5.850%	10/15/2055	195	195
AEP Transmission Co. LLC	5.150%	4/1/2034	50	51
AEP Transmission Co. LLC	4.000%	12/1/2046	75	61
AEP Transmission Co. LLC	3.750%	12/1/2047	100	78
AEP Transmission Co. LLC	3.800%	6/15/2049	70	54
AEP Transmission Co. LLC	3.150%	9/15/2049	70	48
AEP Transmission Co. LLC	3.650%	4/1/2050	150	113
AEP Transmission Co. LLC	4.500%	6/15/2052	400	346
AES Corp.	5.450%	6/1/2028	200	205
AES Corp.	2.450%	1/15/2031	300	269
AES Corp.	5.800%	3/15/2032	308	318
Alabama Power Co.	1.450%	9/15/2030	500	438
Alabama Power Co.	4.300%	3/15/2031	100	100
Alabama Power Co.	3.940%	9/1/2032	331	321
Alabama Power Co.	6.125%	5/15/2038	50	55
Alabama Power Co.	3.850%	12/1/2042	25	21
Alabama Power Co.	4.150%	8/15/2044	75	64
Alabama Power Co.	3.750%	3/1/2045	150	120
Alabama Power Co.	4.300%	1/2/2046	200	171
Alabama Power Co.	3.700%	12/1/2047	50	39
Alabama Power Co.	3.450%	10/1/2049	58	42
Alabama Power Co.	3.125%	7/15/2051	107	73
Alabama Power Co.	3.000%	3/15/2052	200	133
Alliant Energy Corp.	5.750%	4/1/2056	107	107
Ameren Corp.	5.700%	12/1/2026	200	203
Ameren Corp.	1.950%	3/15/2027	200	194
Ameren Corp.	3.500%	1/15/2031	300	286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ameren Corp.	5.375%	3/15/2035	243	249
	Ameren Illinois Co.	3.800%	5/15/2028	75	75
	Ameren Illinois Co.	4.950%	6/1/2033	125	128
	Ameren Illinois Co.	3.700%	12/1/2047	150	117
	Ameren Illinois Co.	3.250%	3/15/2050	60	42
	Ameren Illinois Co.	5.550%	7/1/2054	200	203
	Ameren Illinois Co.	5.625%	3/1/2055	158	161
	American Electric Power Co. Inc.	3.200%	11/13/2027	75	74
	American Electric Power Co. Inc.	4.300%	12/1/2028	150	151
	American Electric Power Co. Inc.	5.200%	1/15/2029	200	206
	American Electric Power Co. Inc.	5.625%	3/1/2033	200	210
	American Electric Power Co. Inc.	3.250%	3/1/2050	71	48
	American Electric Power Co. Inc.	6.950%	12/15/2054	175	190
	American Electric Power Co. Inc.	7.050%	12/15/2054	150	157
	American Electric Power Co. Inc.	5.800%	3/15/2056	149	149
	American Electric Power Co. Inc.	6.050%	3/15/2056	110	110
	American Electric Power Co. Inc.	3.875%	2/15/2062	150	145
	American Water Capital Corp.	2.950%	9/1/2027	325	319
	American Water Capital Corp.	3.450%	6/1/2029	125	122
	American Water Capital Corp.	2.800%	5/1/2030	100	94
	American Water Capital Corp.	4.450%	6/1/2032	250	250
	American Water Capital Corp.	5.150%	3/1/2034	150	155
	American Water Capital Corp.	5.250%	3/1/2035	241	247
	American Water Capital Corp.	6.593%	10/15/2037	50	57
	American Water Capital Corp.	4.300%	9/1/2045	100	87
	American Water Capital Corp.	3.750%	9/1/2047	100	78
	American Water Capital Corp.	4.200%	9/1/2048	100	83
	American Water Capital Corp.	4.150%	6/1/2049	125	102
	American Water Capital Corp.	3.450%	5/1/2050	100	73
	American Water Capital Corp.	3.250%	6/1/2051	98	68
	American Water Capital Corp.	5.700%	9/1/2055	139	141
	Appalachian Power Co.	3.300%	6/1/2027	500	493
	Appalachian Power Co.	5.650%	4/1/2034	100	104
	Appalachian Power Co.	4.500%	3/1/2049	71	59
	Appalachian Power Co.	3.700%	5/1/2050	100	73
	Arizona Public Service Co.	2.950%	9/15/2027	50	49
	Arizona Public Service Co.	5.700%	8/15/2034	163	171
	Arizona Public Service Co.	4.500%	4/1/2042	225	198
	Arizona Public Service Co.	4.350%	11/15/2045	125	106
	Arizona Public Service Co.	4.250%	3/1/2049	100	81
	Arizona Public Service Co.	3.350%	5/15/2050	100	70
	Arizona Public Service Co.	2.650%	9/15/2050	100	62
	Arizona Public Service Co.	5.900%	8/15/2055	200	205
	Atmos Energy Corp.	3.000%	6/15/2027	100	99
	Atmos Energy Corp.	2.625%	9/15/2029	100	95
	Atmos Energy Corp.	5.900%	11/15/2033	300	325
	Atmos Energy Corp.	5.200%	8/15/2035	100	102
	Atmos Energy Corp.	5.500%	6/15/2041	200	206
	Atmos Energy Corp.	4.150%	1/15/2043	100	86
	Atmos Energy Corp.	4.125%	10/15/2044	50	43
	Atmos Energy Corp.	3.375%	9/15/2049	400	288
	Atmos Energy Corp.	2.850%	2/15/2052	200	127
	Atmos Energy Corp.	5.000%	12/15/2054	200	186
[3]	Atmos Energy Corp.	5.450%	1/15/2056	85	84
	Avangrid Inc.	3.800%	6/1/2029	195	191
	Avista Corp.	4.350%	6/1/2048	75	63
	Avista Corp.	4.000%	4/1/2052	72	56
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	100	90
	Baltimore Gas & Electric Co.	5.300%	6/1/2034	100	104
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	250	260
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	100	75
	Baltimore Gas & Electric Co.	3.750%	8/15/2047	200	155
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	50	42
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	80	55
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	100	65
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	300	294
	Baltimore Gas & Electric Co.	5.650%	6/1/2054	100	102
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	125	123
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	450	441
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	450	490

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	225	243
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	150	146
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	150	132
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	50	39
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	100	85
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	200	164
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	200	127
	Black Hills Corp.	3.150%	1/15/2027	75	74
	Black Hills Corp.	3.050%	10/15/2029	70	67
[3]	Black Hills Corp.	4.550%	1/31/2031	100	100
	Black Hills Corp.	4.350%	5/1/2033	75	72
	Black Hills Corp.	6.000%	1/15/2035	300	319
	Black Hills Corp.	4.200%	9/15/2046	50	40
	CenterPoint Energy Houston Electric LLC	6.950%	3/15/2033	50	57
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	106	108
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	50	51
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	50	51
	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	182	181
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	125	111
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/2049	150	126
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	100	65
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	200	143
	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	56	51
	CenterPoint Energy Inc.	5.400%	6/1/2029	186	192
	CenterPoint Energy Inc.	2.950%	3/1/2030	80	75
	CenterPoint Energy Inc.	2.650%	6/1/2031	200	181
	CenterPoint Energy Inc.	6.850%	2/15/2055	100	107
	CenterPoint Energy Inc.	7.000%	2/15/2055	50	52
	CenterPoint Energy Inc.	5.950%	4/1/2056	130	130
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	100	100
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	100	89
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	200	198
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	13	13
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	50	52
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	250	258
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	125	110
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	175	186
	CMS Energy Corp.	3.450%	8/15/2027	50	49
	CMS Energy Corp.	4.875%	3/1/2044	75	68
	CMS Energy Corp.	4.750%	6/1/2050	100	97
	CMS Energy Corp.	6.500%	6/1/2055	175	182
	Commonwealth Edison Co.	2.950%	8/15/2027	75	74
	Commonwealth Edison Co.	3.700%	8/15/2028	145	144
	Commonwealth Edison Co.	2.200%	3/1/2030	50	46
	Commonwealth Edison Co.	5.300%	6/1/2034	50	52
	Commonwealth Edison Co.	5.900%	3/15/2036	150	161
	Commonwealth Edison Co.	6.450%	1/15/2038	175	195
	Commonwealth Edison Co.	4.600%	8/15/2043	75	68
	Commonwealth Edison Co.	4.700%	1/15/2044	175	160
	Commonwealth Edison Co.	3.700%	3/1/2045	75	59
	Commonwealth Edison Co.	3.650%	6/15/2046	100	77
	Commonwealth Edison Co.	4.000%	3/1/2048	150	121
	Commonwealth Edison Co.	4.000%	3/1/2049	125	100
	Commonwealth Edison Co.	3.000%	3/1/2050	200	133
	Commonwealth Edison Co.	3.850%	3/15/2052	200	154
	Commonwealth Edison Co.	5.650%	6/1/2054	100	102
	Commonwealth Edison Co.	5.950%	6/1/2055	300	320
	Connecticut Light & Power Co.	3.200%	3/15/2027	50	49
	Connecticut Light & Power Co.	4.950%	8/15/2034	50	51
	Connecticut Light & Power Co.	4.300%	4/15/2044	150	131
	Connecticut Light & Power Co.	4.000%	4/1/2048	160	129
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	600	545
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	76	79
	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	200	206
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	200	205
	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	75	82
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	125	104
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	200	176
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	375	330
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	145	116

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	75	59
	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	300	243
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	250	199
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	200	215
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	200	209
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	100	102
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	300	297
	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	75	58
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	120	100
	Constellation Energy Generation LLC	5.600%	3/1/2028	46	48
	Constellation Energy Generation LLC	5.800%	3/1/2033	134	143
	Constellation Energy Generation LLC	6.125%	1/15/2034	200	218
	Constellation Energy Generation LLC	6.250%	10/1/2039	210	228
	Constellation Energy Generation LLC	5.750%	10/1/2041	75	77
	Constellation Energy Generation LLC	5.600%	6/15/2042	155	157
	Constellation Energy Generation LLC	6.500%	10/1/2053	200	222
	Consumers Energy Co.	3.800%	11/15/2028	75	75
	Consumers Energy Co.	4.700%	1/15/2030	100	102
	Consumers Energy Co.	4.500%	1/15/2031	50	50
	Consumers Energy Co.	3.600%	8/15/2032	19	18
	Consumers Energy Co.	4.625%	5/15/2033	75	75
	Consumers Energy Co.	5.050%	5/15/2035	150	153
	Consumers Energy Co.	3.950%	5/15/2043	75	63
	Consumers Energy Co.	3.250%	8/15/2046	50	37
	Consumers Energy Co.	3.950%	7/15/2047	50	41
	Consumers Energy Co.	4.050%	5/15/2048	425	350
	Consumers Energy Co.	4.350%	4/15/2049	80	69
	Consumers Energy Co.	3.100%	8/15/2050	80	55
	Consumers Energy Co.	3.500%	8/1/2051	200	149
	Consumers Energy Co.	4.200%	9/1/2052	84	69
[5]	Dayton Power & Light Co.	4.550%	8/15/2030	60	60
	Delmarva Power & Light Co.	4.150%	5/15/2045	100	85
	Dominion Energy Inc.	4.600%	5/15/2028	100	101
	Dominion Energy Inc.	4.250%	6/1/2028	125	125
	Dominion Energy Inc.	3.375%	4/1/2030	125	120
	Dominion Energy Inc.	2.250%	8/15/2031	250	221
	Dominion Energy Inc.	4.350%	8/15/2032	56	55
	Dominion Energy Inc.	5.375%	11/15/2032	200	208
	Dominion Energy Inc.	6.300%	3/15/2033	75	81
	Dominion Energy Inc.	5.250%	8/1/2033	250	257
	Dominion Energy Inc.	5.950%	6/15/2035	225	240
	Dominion Energy Inc.	4.900%	8/1/2041	280	259
	Dominion Energy Inc.	4.050%	9/15/2042	300	247
	Dominion Energy Inc.	4.850%	8/15/2052	200	174
	Dominion Energy Inc.	7.000%	6/1/2054	100	109
	Dominion Energy Inc.	6.875%	2/1/2055	100	105
	Dominion Energy Inc.	6.625%	5/15/2055	200	207
	Dominion Energy Inc.	6.000%	2/15/2056	250	252
	Dominion Energy Inc.	6.200%	2/15/2056	350	353
	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	100	89
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	50	56
	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	50	52
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	125	135
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	75	76
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	75	68
	DTE Electric Co.	4.250%	5/14/2027	50	50
	DTE Electric Co.	2.250%	3/1/2030	450	415
	DTE Electric Co.	2.625%	3/1/2031	100	92
	DTE Electric Co.	3.000%	3/1/2032	250	231
	DTE Electric Co.	5.200%	3/1/2034	50	52
	DTE Electric Co.	5.250%	5/15/2035	50	51
	DTE Electric Co.	4.000%	4/1/2043	225	189
	DTE Electric Co.	3.700%	6/1/2046	50	39
	DTE Electric Co.	3.750%	8/15/2047	100	78
	DTE Electric Co.	3.950%	3/1/2049	78	63
	DTE Electric Co.	2.950%	3/1/2050	150	101
	DTE Electric Co.	3.650%	3/1/2052	250	187
	DTE Electric Co.	5.850%	5/15/2055	235	247
	DTE Energy Co.	2.850%	10/1/2026	300	296
	DTE Energy Co.	4.950%	7/1/2027	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	4.875%	6/1/2028	300	305
	DTE Energy Co.	5.100%	3/1/2029	200	205
	DTE Energy Co.	3.400%	6/15/2029	94	91
	DTE Energy Co.	2.950%	3/1/2030	60	56
	DTE Energy Co.	5.200%	4/1/2030	116	120
	DTE Energy Co.	5.850%	6/1/2034	364	387
	DTE Energy Co.	5.050%	10/1/2035	278	276
	Duke Energy Carolinas LLC	3.950%	11/15/2028	125	125
	Duke Energy Carolinas LLC	6.000%	12/1/2028	125	132
	Duke Energy Carolinas LLC	2.450%	8/15/2029	200	188
	Duke Energy Carolinas LLC	2.450%	2/1/2030	100	93
	Duke Energy Carolinas LLC	4.850%	3/15/2030	100	103
	Duke Energy Carolinas LLC	2.550%	4/15/2031	200	183
	Duke Energy Carolinas LLC	4.950%	1/15/2033	175	180
	Duke Energy Carolinas LLC	4.850%	1/15/2034	200	202
	Duke Energy Carolinas LLC	6.100%	6/1/2037	100	108
	Duke Energy Carolinas LLC	6.000%	1/15/2038	25	27
	Duke Energy Carolinas LLC	6.050%	4/15/2038	25	27
	Duke Energy Carolinas LLC	5.300%	2/15/2040	150	152
	Duke Energy Carolinas LLC	4.000%	9/30/2042	175	148
	Duke Energy Carolinas LLC	3.875%	3/15/2046	100	81
	Duke Energy Carolinas LLC	3.700%	12/1/2047	100	77
	Duke Energy Carolinas LLC	3.200%	8/15/2049	350	245
	Duke Energy Carolinas LLC	5.400%	1/15/2054	350	348
	Duke Energy Corp.	3.150%	8/15/2027	140	138
	Duke Energy Corp.	4.300%	3/15/2028	200	201
	Duke Energy Corp.	2.450%	6/1/2030	100	92
	Duke Energy Corp.	2.550%	6/15/2031	200	181
	Duke Energy Corp.	5.750%	9/15/2033	100	106
	Duke Energy Corp.	5.450%	6/15/2034	100	104
	Duke Energy Corp.	4.950%	9/15/2035	139	138
	Duke Energy Corp.	4.800%	12/15/2045	125	112
	Duke Energy Corp.	3.750%	9/1/2046	180	138
	Duke Energy Corp.	4.200%	6/15/2049	115	92
	Duke Energy Corp.	3.500%	6/15/2051	140	99
	Duke Energy Corp.	6.100%	9/15/2053	350	368
	Duke Energy Corp.	5.800%	6/15/2054	575	581
	Duke Energy Corp.	6.450%	9/1/2054	150	159
	Duke Energy Corp.	3.250%	1/15/2082	200	193
	Duke Energy Florida LLC	3.800%	7/15/2028	100	100
	Duke Energy Florida LLC	2.500%	12/1/2029	425	400
	Duke Energy Florida LLC	1.750%	6/15/2030	100	90
	Duke Energy Florida LLC	2.400%	12/15/2031	200	180
	Duke Energy Florida LLC	6.350%	9/15/2037	225	250
	Duke Energy Florida LLC	6.400%	6/15/2038	200	225
	Duke Energy Florida LLC	3.850%	11/15/2042	100	83
	Duke Energy Florida LLC	3.400%	10/1/2046	100	74
	Duke Energy Florida LLC	4.200%	7/15/2048	100	82
	Duke Energy Florida LLC	6.200%	11/15/2053	380	416
[2]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2031	59	57
	Duke Energy Indiana LLC	5.250%	3/1/2034	100	103
	Duke Energy Indiana LLC	6.350%	8/15/2038	590	655
	Duke Energy Indiana LLC	3.750%	5/15/2046	175	138
	Duke Energy Indiana LLC	5.900%	5/15/2055	25	26
	Duke Energy Ohio Inc.	2.125%	6/1/2030	100	91
	Duke Energy Ohio Inc.	5.300%	6/15/2035	75	77
	Duke Energy Ohio Inc.	3.700%	6/15/2046	25	19
	Duke Energy Ohio Inc.	5.550%	3/15/2054	100	100
	Duke Energy Progress LLC	2.000%	8/15/2031	200	176
	Duke Energy Progress LLC	5.250%	3/15/2033	350	364
	Duke Energy Progress LLC	5.100%	3/15/2034	100	103
	Duke Energy Progress LLC	5.050%	3/15/2035	201	205
	Duke Energy Progress LLC	4.375%	3/30/2044	300	261
	Duke Energy Progress LLC	3.700%	10/15/2046	50	39
	Duke Energy Progress LLC	3.600%	9/15/2047	50	38
	Duke Energy Progress LLC	5.350%	3/15/2053	150	146
	Duke Energy Progress LLC	5.550%	3/15/2055	241	242
	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2030	46	45
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2039	100	85
	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2043	100	77

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison International	5.750%	6/15/2027	25	25
	Edison International	5.250%	11/15/2028	50	50
	Edison International	5.450%	6/15/2029	100	101
	Edison International	6.950%	11/15/2029	250	265
	Edison International	5.250%	3/15/2032	60	59
	Emera US Finance LP	4.750%	6/15/2046	245	211
	Enel Chile SA	4.875%	6/12/2028	125	127
	Entergy Arkansas LLC	5.450%	6/1/2034	125	131
	Entergy Arkansas LLC	2.650%	6/15/2051	500	303
	Entergy Arkansas LLC	5.750%	6/1/2054	50	51
	Entergy Corp.	2.800%	6/15/2030	100	93
	Entergy Corp.	3.750%	6/15/2050	300	221
	Entergy Corp.	7.125%	12/1/2054	100	105
	Entergy Louisiana LLC	2.400%	10/1/2026	75	74
	Entergy Louisiana LLC	3.120%	9/1/2027	100	99
	Entergy Louisiana LLC	3.050%	6/1/2031	100	94
	Entergy Louisiana LLC	4.000%	3/15/2033	150	144
	Entergy Louisiana LLC	5.350%	3/15/2034	50	52
	Entergy Louisiana LLC	5.150%	9/15/2034	150	153
	Entergy Louisiana LLC	4.950%	1/15/2045	150	138
	Entergy Louisiana LLC	4.200%	9/1/2048	167	137
	Entergy Louisiana LLC	4.200%	4/1/2050	100	81
	Entergy Louisiana LLC	2.900%	3/15/2051	121	78
	Entergy Louisiana LLC	4.750%	9/15/2052	150	133
	Entergy Louisiana LLC	5.700%	3/15/2054	250	252
	Entergy Louisiana LLC	5.800%	3/15/2055	275	282
	Entergy Mississippi LLC	2.850%	6/1/2028	125	121
	Entergy Mississippi LLC	5.850%	6/1/2054	200	205
	Entergy Mississippi LLC	5.800%	4/15/2055	88	90
	Entergy Texas Inc.	4.000%	3/30/2029	100	99
	Entergy Texas Inc.	1.750%	3/15/2031	500	437
	Essential Utilities Inc.	4.800%	8/15/2027	500	506
	Essential Utilities Inc.	3.566%	5/1/2029	75	73
	Essential Utilities Inc.	2.704%	4/15/2030	100	93
	Essential Utilities Inc.	4.276%	5/1/2049	85	68
	Essential Utilities Inc.	3.351%	4/15/2050	200	136
	Evergy Inc.	2.900%	9/15/2029	400	379
	Evergy Kansas Central Inc.	3.100%	4/1/2027	100	99
	Evergy Kansas Central Inc.	4.125%	3/1/2042	510	436
	Evergy Kansas Central Inc.	3.250%	9/1/2049	100	69
	Evergy Metro Inc.	2.250%	6/1/2030	100	92
	Evergy Metro Inc.	4.950%	4/15/2033	100	102
	Evergy Metro Inc.	5.400%	4/1/2034	250	260
	Evergy Metro Inc.	5.125%	8/15/2035	227	230
	Evergy Metro Inc.	4.200%	6/15/2047	100	83
[5]	Evergy Missouri West Inc.	5.650%	6/1/2034	50	52
	Eversource Energy	3.300%	1/15/2028	100	98
	Eversource Energy	4.250%	4/1/2029	200	199
	Eversource Energy	5.850%	4/15/2031	400	424
	Eversource Energy	3.375%	3/1/2032	119	110
	Eversource Energy	5.125%	5/15/2033	100	101
	Eversource Energy	5.950%	7/15/2034	375	398
	Eversource Energy	3.450%	1/15/2050	200	144
	Exelon Corp.	2.750%	3/15/2027	250	245
	Exelon Corp.	5.150%	3/15/2028	200	205
	Exelon Corp.	5.150%	3/15/2029	100	103
	Exelon Corp.	5.450%	3/15/2034	100	104
	Exelon Corp.	4.950%	6/15/2035	225	222
	Exelon Corp.	5.625%	6/15/2035	20	21
	Exelon Corp.	5.100%	6/15/2045	145	135
	Exelon Corp.	5.600%	3/15/2053	550	538
	Exelon Corp.	5.875%	3/15/2055	85	87
	Exelon Corp.	6.500%	3/15/2055	85	89
	FirstEnergy Corp.	3.900%	7/15/2027	100	99
	FirstEnergy Corp.	2.250%	9/1/2030	150	135
	FirstEnergy Corp.	4.850%	7/15/2047	150	133
	FirstEnergy Corp.	3.400%	3/1/2050	250	174
	FirstEnergy Transmission LLC	4.550%	1/15/2030	100	101
[5]	FirstEnergy Transmission LLC	4.750%	1/15/2033	100	100
	FirstEnergy Transmission LLC	5.000%	1/15/2035	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	3.300%	5/30/2027	50	49
	Florida Power & Light Co.	4.400%	5/15/2028	200	202
	Florida Power & Light Co.	5.150%	6/15/2029	150	156
	Florida Power & Light Co.	4.625%	5/15/2030	200	204
	Florida Power & Light Co.	2.450%	2/3/2032	200	180
	Florida Power & Light Co.	5.100%	4/1/2033	200	207
	Florida Power & Light Co.	4.800%	5/15/2033	200	204
	Florida Power & Light Co.	5.625%	4/1/2034	25	27
	Florida Power & Light Co.	5.300%	6/15/2034	150	157
	Florida Power & Light Co.	5.960%	4/1/2039	325	351
	Florida Power & Light Co.	4.125%	2/1/2042	170	148
	Florida Power & Light Co.	4.050%	6/1/2042	125	108
	Florida Power & Light Co.	3.700%	12/1/2047	150	117
	Florida Power & Light Co.	3.950%	3/1/2048	275	223
	Florida Power & Light Co.	3.150%	10/1/2049	205	143
	Florida Power & Light Co.	2.875%	12/4/2051	500	324
	Florida Power & Light Co.	5.600%	6/15/2054	150	153
	Florida Power & Light Co.	5.700%	3/15/2055	60	62
	Florida Power & Light Co.	5.800%	3/15/2065	60	63
	Fortis Inc.	3.055%	10/4/2026	195	193
	Georgia Power Co.	5.004%	2/23/2027	75	76
	Georgia Power Co.	4.650%	5/16/2028	200	203
	Georgia Power Co.	4.000%	10/1/2028	167	167
	Georgia Power Co.	4.550%	3/15/2030	500	508
	Georgia Power Co.	4.850%	3/15/2031	284	291
	Georgia Power Co.	4.950%	5/17/2033	200	204
	Georgia Power Co.	5.250%	3/15/2034	150	155
	Georgia Power Co.	5.200%	3/15/2035	510	523
	Georgia Power Co.	4.750%	9/1/2040	175	167
	Georgia Power Co.	4.300%	3/15/2043	100	87
	Georgia Power Co.	5.125%	5/15/2052	245	234
	Georgia Power Co.	5.500%	10/1/2055	150	150
	Iberdrola International BV	6.750%	7/15/2036	75	85
	Idaho Power Co.	5.200%	8/15/2034	50	52
	Idaho Power Co.	5.500%	3/15/2053	150	148
	Idaho Power Co.	5.800%	4/1/2054	200	206
	Indiana Michigan Power Co.	3.850%	5/15/2028	250	249
	Indiana Michigan Power Co.	4.250%	8/15/2048	100	81
	Indiana Michigan Power Co.	5.625%	4/1/2053	100	100
	Interstate Power & Light Co.	4.100%	9/26/2028	125	125
	Interstate Power & Light Co.	3.600%	4/1/2029	60	59
	Interstate Power & Light Co.	2.300%	6/1/2030	100	91
	Interstate Power & Light Co.	4.950%	9/30/2034	50	50
	Interstate Power & Light Co.	5.600%	6/29/2035	125	130
	Interstate Power & Light Co.	6.250%	7/15/2039	50	54
	Interstate Power & Light Co.	3.700%	9/15/2046	75	57
	Interstate Power & Light Co.	5.450%	9/30/2054	100	97
	IPALCO Enterprises Inc.	5.750%	4/1/2034	100	102
	ITC Holdings Corp.	3.350%	11/15/2027	100	98
	ITC Holdings Corp.	5.300%	7/1/2043	200	192
[5]	Jersey Central Power & Light Co.	4.150%	1/15/2029	236	236
[5]	Jersey Central Power & Light Co.	4.400%	1/15/2031	150	150
	Jersey Central Power & Light Co.	5.100%	1/15/2035	50	51
[5]	Jersey Central Power & Light Co.	5.150%	1/15/2036	150	152
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	58	56
[2]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	199	191
	Kentucky Utilities Co.	5.125%	11/1/2040	125	123
	Kentucky Utilities Co.	4.375%	10/1/2045	100	86
	Kentucky Utilities Co.	3.300%	6/1/2050	200	139
	Kentucky Utilities Co.	5.850%	8/15/2055	147	151
	Louisville Gas & Electric Co.	4.250%	4/1/2049	170	139
	Louisville Gas & Electric Co.	5.850%	8/15/2055	190	195
	MidAmerican Energy Co.	3.100%	5/1/2027	150	148
	MidAmerican Energy Co.	3.650%	4/15/2029	200	197
	MidAmerican Energy Co.	6.750%	12/30/2031	125	141
	MidAmerican Energy Co.	4.800%	9/15/2043	100	92
	MidAmerican Energy Co.	3.950%	8/1/2047	100	81
	MidAmerican Energy Co.	3.650%	8/1/2048	125	95
	MidAmerican Energy Co.	4.250%	7/15/2049	200	167
	MidAmerican Energy Co.	5.850%	9/15/2054	300	316

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MidAmerican Energy Co.	5.300%	2/1/2055	125	122
Mississippi Power Co.	4.250%	3/15/2042	100	87
National Fuel Gas Co.	4.750%	9/1/2028	50	50
National Fuel Gas Co.	2.950%	3/1/2031	100	91
National Fuel Gas Co.	5.950%	3/15/2035	110	115
National Grid plc	5.809%	6/12/2033	300	320
National Grid plc	5.418%	1/11/2034	150	156
National Grid USA	5.803%	4/1/2035	50	52
National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	100	100
National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	150	148
National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	100	99
National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	75	77
National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	300	295
National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	100	93
National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	75	77
National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	100	85
National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	204	198
National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	53	52
National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	100	102
National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	100	85
Nevada Power Co.	3.700%	5/1/2029	200	197
Nevada Power Co.	2.400%	5/1/2030	75	69
Nevada Power Co.	6.750%	7/1/2037	75	85
Nevada Power Co.	3.125%	8/1/2050	150	99
Nevada Power Co.	6.000%	3/15/2054	100	104
Nevada Power Co.	6.250%	5/15/2055	50	51
NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	250	248
NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	133	134
NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	150	153
NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	222	226
NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	150	153
NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	100	98
NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	100	95
NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	250	257
NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	500	456
NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	225	234
NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	179	183
NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	214	219
NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	585	605
NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	204	193
NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	150	147
NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	225	242
NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	200	207
NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	400	412
NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	125	121
NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	100	101
NiSource Inc.	3.490%	5/15/2027	250	248
NiSource Inc.	5.250%	3/30/2028	200	205
NiSource Inc.	5.200%	7/1/2029	150	155
NiSource Inc.	2.950%	9/1/2029	200	191
NiSource Inc.	3.600%	5/1/2030	200	194
NiSource Inc.	1.700%	2/15/2031	300	261
NiSource Inc.	5.350%	4/1/2034	200	206
NiSource Inc.	5.350%	7/15/2035	200	204
NiSource Inc.	5.950%	6/15/2041	77	80
NiSource Inc.	5.650%	2/1/2045	100	100
NiSource Inc.	5.000%	6/15/2052	63	57
NiSource Inc.	6.375%	3/31/2055	100	104
NiSource Inc.	5.850%	4/1/2055	320	325
Northern States Power Co.	5.050%	5/15/2035	75	77
Northern States Power Co.	6.250%	6/1/2036	75	83
Northern States Power Co.	6.200%	7/1/2037	50	55
Northern States Power Co.	5.350%	11/1/2039	175	182
Northern States Power Co.	3.400%	8/15/2042	105	82
Northern States Power Co.	4.000%	8/15/2045	50	41
Northern States Power Co.	2.900%	3/1/2050	250	168
Northern States Power Co.	2.600%	6/1/2051	63	39
Northern States Power Co.	5.100%	5/15/2053	150	142
Northern States Power Co.	5.400%	3/15/2054	200	199
Northern States Power Co.	5.650%	6/15/2054	200	206

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northern States Power Co.	5.650%	5/15/2055	50	51
NorthWestern Corp.	4.176%	11/15/2044	115	96
NSTAR Electric Co.	3.200%	5/15/2027	125	123
NSTAR Electric Co.	3.250%	5/15/2029	50	48
NSTAR Electric Co.	4.850%	3/1/2030	70	72
NSTAR Electric Co.	5.400%	6/1/2034	100	104
NSTAR Electric Co.	5.200%	3/1/2035	350	357
NSTAR Electric Co.	5.500%	3/15/2040	75	77
NSTAR Electric Co.	4.950%	9/15/2052	74	68
OGE Energy Corp.	5.450%	5/15/2029	50	52
Oglethorpe Power Corp.	5.950%	11/1/2039	50	52
Oglethorpe Power Corp.	5.375%	11/1/2040	275	271
Oglethorpe Power Corp.	6.200%	12/1/2053	150	158
Oglethorpe Power Corp.	5.800%	6/1/2054	75	75
Oglethorpe Power Corp.	5.900%	2/1/2055	175	177
Ohio Edison Co.	6.875%	7/15/2036	100	114
Ohio Power Co.	5.650%	6/1/2034	50	52
Ohio Power Co.	4.150%	4/1/2048	100	79
Ohio Power Co.	4.000%	6/1/2049	190	147
Ohio Power Co.	2.900%	10/1/2051	225	140
Oklahoma Gas & Electric Co.	3.800%	8/15/2028	75	75
Oklahoma Gas & Electric Co.	3.300%	3/15/2030	100	96
Oklahoma Gas & Electric Co.	3.250%	4/1/2030	100	96
Oklahoma Gas & Electric Co.	5.400%	1/15/2033	80	84
Oklahoma Gas & Electric Co.	4.150%	4/1/2047	50	41
Oklahoma Gas & Electric Co.	3.850%	8/15/2047	75	59
Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	50	49
Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	100	102
Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	50	58
Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	200	213
Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	125	153
Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	125	125
Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	75	68
Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	37	36
Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	100	79
Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	50	39
Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	200	153
Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	250	153
Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	200	182
Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	63	60
Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	200	199
ONE Gas Inc.	5.100%	4/1/2029	100	103
ONE Gas Inc.	2.000%	5/15/2030	100	91
ONE Gas Inc.	4.658%	2/1/2044	125	112
ONE Gas Inc.	4.500%	11/1/2048	75	65
Pacific Gas & Electric Co.	3.300%	3/15/2027	500	493
Pacific Gas & Electric Co.	3.300%	12/1/2027	800	783
Pacific Gas & Electric Co.	5.000%	6/4/2028	32	32
Pacific Gas & Electric Co.	3.000%	6/15/2028	200	193
Pacific Gas & Electric Co.	3.750%	7/1/2028	300	295
Pacific Gas & Electric Co.	6.100%	1/15/2029	520	544
Pacific Gas & Electric Co.	5.550%	5/15/2029	200	206
Pacific Gas & Electric Co.	4.550%	7/1/2030	400	397
Pacific Gas & Electric Co.	2.500%	2/1/2031	500	446
Pacific Gas & Electric Co.	4.400%	3/1/2032	81	79
Pacific Gas & Electric Co.	5.900%	6/15/2032	200	210
Pacific Gas & Electric Co.	5.050%	10/15/2032	125	125
Pacific Gas & Electric Co.	6.150%	1/15/2033	200	212
Pacific Gas & Electric Co.	6.400%	6/15/2033	46	49
Pacific Gas & Electric Co.	6.950%	3/15/2034	140	155
Pacific Gas & Electric Co.	5.700%	3/1/2035	198	203
Pacific Gas & Electric Co.	4.500%	7/1/2040	500	435
Pacific Gas & Electric Co.	4.300%	3/15/2045	200	160
Pacific Gas & Electric Co.	3.950%	12/1/2047	200	150
Pacific Gas & Electric Co.	4.950%	7/1/2050	575	495
Pacific Gas & Electric Co.	6.750%	1/15/2053	500	539
Pacific Gas & Electric Co.	6.700%	4/1/2053	200	214
Pacific Gas & Electric Co.	5.900%	10/1/2054	300	293
Pacific Gas & Electric Co.	6.150%	3/1/2055	191	192
Pacific Gas & Electric Co.	6.100%	10/15/2055	100	100

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	3.500%	6/15/2029	200	194
	PacifiCorp	2.700%	9/15/2030	50	46
	PacifiCorp	5.300%	2/15/2031	48	50
	PacifiCorp	7.700%	11/15/2031	250	291
	PacifiCorp	5.450%	2/15/2034	100	102
	PacifiCorp	5.250%	6/15/2035	56	57
	PacifiCorp	6.100%	8/1/2036	100	107
	PacifiCorp	6.250%	10/15/2037	125	134
	PacifiCorp	6.350%	7/15/2038	75	81
	PacifiCorp	6.000%	1/15/2039	116	121
	PacifiCorp	4.100%	2/1/2042	56	46
	PacifiCorp	4.125%	1/15/2049	50	39
	PacifiCorp	4.150%	2/15/2050	150	117
	PacifiCorp	5.350%	12/1/2053	100	92
	PacifiCorp	5.500%	5/15/2054	200	189
	PacifiCorp	5.800%	1/15/2055	260	255
	PECO Energy Co.	4.900%	6/15/2033	400	409
	PECO Energy Co.	4.875%	9/15/2035	75	75
	PECO Energy Co.	3.900%	3/1/2048	75	60
	PECO Energy Co.	2.800%	6/15/2050	200	129
	PECO Energy Co.	5.250%	9/15/2054	50	48
	PECO Energy Co.	5.650%	9/15/2055	175	179
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2038	100	82
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2048	100	72
	PG&E Recovery Funding LLC	4.838%	6/1/2035	138	140
	PG&E Recovery Funding LLC	5.256%	1/15/2040	280	289
	PG&E Recovery Funding LLC	5.231%	6/1/2042	150	153
	PG&E Recovery Funding LLC	5.536%	7/15/2049	90	91
	PG&E Recovery Funding LLC	5.529%	6/1/2051	150	151
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2032	96	95
	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2033	36	36
[2]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2038	100	96
	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2039	75	74
	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2043	75	74
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2049	250	223
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2049	200	194
[2]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2053	100	89
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2054	75	71
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	110	107
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	75	78
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	100	102
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	50	45
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	75	56
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	200	139
	Pinnacle West Capital Corp.	4.900%	5/15/2028	75	76
	Pinnacle West Capital Corp.	5.150%	5/15/2030	75	77
	Potomac Electric Power Co.	5.200%	3/15/2034	50	52
	Potomac Electric Power Co.	6.500%	11/15/2037	250	282
	Potomac Electric Power Co.	4.150%	3/15/2043	150	128
	Potomac Electric Power Co.	5.500%	3/15/2054	50	50
	PPL Electric Utilities Corp.	5.000%	5/15/2033	200	206
	PPL Electric Utilities Corp.	4.850%	2/15/2034	97	98
	PPL Electric Utilities Corp.	6.250%	5/15/2039	100	111
	PPL Electric Utilities Corp.	4.150%	10/1/2045	155	131
	PPL Electric Utilities Corp.	3.950%	6/1/2047	75	61
	PPL Electric Utilities Corp.	5.550%	8/15/2055	79	80
	Progress Energy Inc.	7.000%	10/30/2031	119	134
	Public Service Co. of Colorado	3.700%	6/15/2028	75	74
	Public Service Co. of Colorado	1.900%	1/15/2031	100	88
	Public Service Co. of Colorado	1.875%	6/15/2031	100	87
	Public Service Co. of Colorado	4.100%	6/1/2032	50	49
	Public Service Co. of Colorado	5.350%	5/15/2034	400	413
	Public Service Co. of Colorado	5.150%	9/15/2035	396	401
	Public Service Co. of Colorado	4.100%	6/15/2048	75	60
	Public Service Co. of Colorado	2.700%	1/15/2051	100	61
	Public Service Co. of Colorado	5.250%	4/1/2053	200	190
	Public Service Co. of Colorado	5.750%	5/15/2054	200	204
	Public Service Co. of Colorado	5.850%	5/15/2055	400	412
	Public Service Co. of New Hampshire	3.600%	7/1/2049	75	57
	Public Service Co. of New Hampshire	5.150%	1/15/2053	54	51

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Public Service Co. of Oklahoma	5.250%	1/15/2033	85	87
Public Service Co. of Oklahoma	5.200%	1/15/2035	100	101
Public Service Co. of Oklahoma	5.450%	1/15/2036	200	204
Public Service Electric & Gas Co.	3.000%	5/15/2027	75	74
Public Service Electric & Gas Co.	3.200%	5/15/2029	70	68
Public Service Electric & Gas Co.	2.450%	1/15/2030	50	47
Public Service Electric & Gas Co.	5.200%	3/1/2034	100	103
Public Service Electric & Gas Co.	4.850%	8/1/2034	400	403
Public Service Electric & Gas Co.	5.050%	3/1/2035	100	102
Public Service Electric & Gas Co.	4.900%	8/15/2035	217	219
Public Service Electric & Gas Co.	3.800%	3/1/2046	250	201
Public Service Electric & Gas Co.	3.850%	5/1/2049	200	157
Public Service Electric & Gas Co.	3.150%	1/1/2050	200	139
Public Service Electric & Gas Co.	2.050%	8/1/2050	500	272
Public Service Electric & Gas Co.	5.450%	3/1/2054	100	100
Public Service Electric & Gas Co.	5.300%	8/1/2054	250	244
Public Service Electric & Gas Co.	5.500%	3/1/2055	100	101
Public Service Enterprise Group Inc.	5.875%	10/15/2028	100	105
Public Service Enterprise Group Inc.	5.200%	4/1/2029	200	206
Public Service Enterprise Group Inc.	1.600%	8/15/2030	500	439
Puget Energy Inc.	4.100%	6/15/2030	100	98
Puget Energy Inc.	5.725%	3/15/2035	120	124
Puget Sound Energy Inc.	5.330%	6/15/2034	100	103
Puget Sound Energy Inc.	6.274%	3/15/2037	125	137
Puget Sound Energy Inc.	5.757%	10/1/2039	125	131
Puget Sound Energy Inc.	4.300%	5/20/2045	100	83
Puget Sound Energy Inc.	4.223%	6/15/2048	125	103
Puget Sound Energy Inc.	3.250%	9/15/2049	90	62
Puget Sound Energy Inc.	5.685%	6/15/2054	50	51
Puget Sound Energy Inc.	5.598%	9/15/2055	107	106
San Diego Gas & Electric Co.	1.700%	10/1/2030	500	441
San Diego Gas & Electric Co.	3.000%	3/15/2032	200	183
San Diego Gas & Electric Co.	5.400%	4/15/2035	94	97
San Diego Gas & Electric Co.	4.500%	8/15/2040	100	92
San Diego Gas & Electric Co.	3.750%	6/1/2047	75	58
San Diego Gas & Electric Co.	3.320%	4/15/2050	100	70
San Diego Gas & Electric Co.	3.700%	3/15/2052	100	74
San Diego Gas & Electric Co.	5.350%	4/1/2053	150	144
San Diego Gas & Electric Co.	5.550%	4/15/2054	250	247
SCE Recovery Funding LLC	4.697%	6/15/2042	67	67
SCE Recovery Funding LLC	2.943%	11/15/2044	50	40
SCE Recovery Funding LLC	3.240%	11/15/2048	50	36
SCE Recovery Funding LLC	5.112%	12/14/2049	50	48
Sempra	3.250%	6/15/2027	150	147
Sempra	3.400%	2/1/2028	200	196
Sempra	3.800%	2/1/2038	200	171
Sempra	6.000%	10/15/2039	150	156
Sempra	4.000%	2/1/2048	175	135
Sempra	4.125%	4/1/2052	200	195
Sempra	6.400%	10/1/2054	150	153
Sempra	6.875%	10/1/2054	250	259
Sempra	6.550%	4/1/2055	150	153
Sempra	6.375%	4/1/2056	81	83
Sierra Pacific Power Co.	6.200%	12/15/2055	125	125
Southern California Edison Co.	3.650%	3/1/2028	100	98
Southern California Edison Co.	5.300%	3/1/2028	200	204
Southern California Edison Co.	4.200%	3/1/2029	75	74
Southern California Edison Co.	6.650%	4/1/2029	75	79
Southern California Edison Co.	5.150%	6/1/2029	200	203
Southern California Edison Co.	2.850%	8/1/2029	275	258
Southern California Edison Co.	2.250%	6/1/2030	300	269
Southern California Edison Co.	2.500%	6/1/2031	200	177
Southern California Edison Co.	5.450%	6/1/2031	200	206
Southern California Edison Co.	2.750%	2/1/2032	130	114
Southern California Edison Co.	5.950%	11/1/2032	200	211
Southern California Edison Co.	5.200%	6/1/2034	250	249
Southern California Edison Co.	5.450%	3/1/2035	150	152
Southern California Edison Co.	5.750%	4/1/2035	75	77
Southern California Edison Co.	5.350%	7/15/2035	200	200
Southern California Edison Co.	5.625%	2/1/2036	125	126

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Southern California Edison Co.	5.500%	3/15/2040	100	98
Southern California Edison Co.	4.500%	9/1/2040	275	243
Southern California Edison Co.	4.050%	3/15/2042	208	167
Southern California Edison Co.	4.000%	4/1/2047	135	102
Southern California Edison Co.	4.125%	3/1/2048	100	77
Southern California Edison Co.	4.875%	3/1/2049	100	85
Southern California Edison Co.	3.650%	6/1/2051	200	138
Southern California Edison Co.	3.450%	2/1/2052	200	133
Southern California Edison Co.	5.450%	6/1/2052	100	91
Southern California Edison Co.	5.700%	3/1/2053	200	188
Southern California Edison Co.	5.875%	12/1/2053	150	145
Southern California Edison Co.	5.750%	4/15/2054	150	141
Southern California Edison Co.	5.900%	3/1/2055	150	146
Southern California Gas Co.	2.950%	4/15/2027	200	197
Southern California Gas Co.	2.550%	2/1/2030	150	140
Southern California Gas Co.	5.050%	9/1/2034	100	102
Southern California Gas Co.	5.450%	6/15/2035	75	78
Southern California Gas Co.	3.750%	9/15/2042	75	60
Southern California Gas Co.	4.125%	6/1/2048	75	61
Southern California Gas Co.	3.950%	2/15/2050	70	54
Southern California Gas Co.	6.350%	11/15/2052	300	328
Southern California Gas Co.	5.750%	6/1/2053	100	101
Southern California Gas Co.	5.600%	4/1/2054	50	50
Southern California Gas Co.	6.000%	6/15/2055	50	52
Southern Co.	5.113%	8/1/2027	200	203
Southern Co.	1.750%	3/15/2028	300	283
Southern Co.	4.850%	6/15/2028	200	204
Southern Co.	5.500%	3/15/2029	150	156
Southern Co.	5.700%	10/15/2032	90	95
Southern Co.	4.850%	3/15/2035	500	495
Southern Co.	4.250%	7/1/2036	200	186
Southern Co.	6.375%	3/15/2055	312	333
Southern Co. Gas Capital Corp.	4.050%	9/15/2028	32	32
Southern Co. Gas Capital Corp.	1.750%	1/15/2031	89	78
Southern Co. Gas Capital Corp.	5.150%	9/15/2032	90	92
Southern Co. Gas Capital Corp.	4.950%	9/15/2034	150	151
Southern Co. Gas Capital Corp.	5.100%	9/15/2035	57	57
Southern Co. Gas Capital Corp.	5.875%	3/15/2041	75	78
Southern Co. Gas Capital Corp.	4.400%	6/1/2043	50	43
Southern Co. Gas Capital Corp.	4.400%	5/30/2047	100	84
Southern Power Co.	4.250%	10/1/2030	44	44
Southern Power Co.	4.900%	10/1/2035	65	64
Southern Power Co.	5.150%	9/15/2041	100	96
Southern Power Co.	5.250%	7/15/2043	50	48
Southern Power Co.	4.950%	12/15/2046	75	67
Southwest Gas Corp.	3.700%	4/1/2028	50	49
Southwest Gas Corp.	2.200%	6/15/2030	350	318
Southwest Gas Corp.	4.050%	3/15/2032	200	192
Southwest Gas Corp.	3.800%	9/29/2046	75	57
Southwest Gas Corp.	4.150%	6/1/2049	25	20
Southwestern Electric Power Co.	2.750%	10/1/2026	445	439
Southwestern Electric Power Co.	4.100%	9/15/2028	100	100
Southwestern Electric Power Co.	6.200%	3/15/2040	75	79
Southwestern Electric Power Co.	3.900%	4/1/2045	100	78
Southwestern Electric Power Co.	3.850%	2/1/2048	175	132
Southwestern Electric Power Co.	3.250%	11/1/2051	200	134
Southwestern Public Service Co.	5.300%	5/15/2035	125	128
Southwestern Public Service Co.	4.500%	8/15/2041	100	90
Southwestern Public Service Co.	3.700%	8/15/2047	75	57
Southwestern Public Service Co.	3.750%	6/15/2049	75	56
Southwestern Public Service Co.	3.150%	5/1/2050	100	67
Southwestern Public Service Co.	6.000%	6/1/2054	200	208
Spire Missouri Inc.	5.150%	8/15/2034	50	51
System Energy Resources Inc.	5.300%	12/15/2034	100	101
Tampa Electric Co.	4.300%	6/15/2048	75	63
Tampa Electric Co.	4.450%	6/15/2049	125	106
Tampa Electric Co.	3.625%	6/15/2050	50	37
Tampa Electric Co.	5.000%	7/15/2052	100	91
Toledo Edison Co.	6.150%	5/15/2037	75	82
Tucson Electric Power Co.	5.200%	9/15/2034	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tucson Electric Power Co.	4.000%	6/15/2050	100	77
	Tucson Electric Power Co.	5.500%	4/15/2053	66	64
	Union Electric Co.	2.950%	6/15/2027	72	71
	Union Electric Co.	2.950%	3/15/2030	350	333
	Union Electric Co.	2.150%	3/15/2032	200	174
	Union Electric Co.	5.200%	4/1/2034	250	258
	Union Electric Co.	5.250%	4/15/2035	100	103
	Union Electric Co.	8.450%	3/15/2039	150	195
	Union Electric Co.	3.650%	4/15/2045	125	98
	Union Electric Co.	4.000%	4/1/2048	175	140
	Union Electric Co.	3.250%	10/1/2049	175	121
	Union Electric Co.	3.900%	4/1/2052	100	78
	Union Electric Co.	5.250%	1/15/2054	150	143
	Union Electric Co.	5.125%	3/15/2055	50	47
	Virginia Electric & Power Co.	2.950%	11/15/2026	276	272
	Virginia Electric & Power Co.	3.500%	3/15/2027	250	248
	Virginia Electric & Power Co.	3.800%	4/1/2028	150	149
	Virginia Electric & Power Co.	2.875%	7/15/2029	275	263
	Virginia Electric & Power Co.	2.300%	11/15/2031	200	177
	Virginia Electric & Power Co.	2.400%	3/30/2032	200	177
	Virginia Electric & Power Co.	5.000%	4/1/2033	200	204
	Virginia Electric & Power Co.	5.050%	8/15/2034	50	51
	Virginia Electric & Power Co.	5.150%	3/15/2035	200	204
	Virginia Electric & Power Co.	4.900%	9/15/2035	294	292
	Virginia Electric & Power Co.	6.000%	1/15/2036	125	134
	Virginia Electric & Power Co.	6.000%	5/15/2037	150	161
	Virginia Electric & Power Co.	6.350%	11/30/2037	50	55
	Virginia Electric & Power Co.	4.450%	2/15/2044	125	109
	Virginia Electric & Power Co.	4.200%	5/15/2045	75	63
	Virginia Electric & Power Co.	4.000%	11/15/2046	100	80
	Virginia Electric & Power Co.	3.800%	9/15/2047	100	77
	Virginia Electric & Power Co.	4.600%	12/1/2048	175	153
	Virginia Electric & Power Co.	3.300%	12/1/2049	98	68
	Virginia Electric & Power Co.	2.450%	12/15/2050	110	64
	Virginia Electric & Power Co.	2.950%	11/15/2051	200	128
	Virginia Electric & Power Co.	5.450%	4/1/2053	200	195
	Virginia Electric & Power Co.	5.700%	8/15/2053	150	151
	Virginia Electric & Power Co.	5.550%	8/15/2054	275	272
	Virginia Electric & Power Co.	5.650%	3/15/2055	200	201
	Virginia Electric & Power Co.	5.600%	9/15/2055	197	196
[2]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2029	17	17
[2]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2033	150	153
	Washington Gas Light Co.	3.796%	9/15/2046	100	77
	Washington Gas Light Co.	3.650%	9/15/2049	30	22
	WEC Energy Group Inc.	4.750%	1/15/2028	250	254
	WEC Energy Group Inc.	2.200%	12/15/2028	200	189
	Wisconsin Electric Power Co.	5.000%	5/15/2029	100	103
	Wisconsin Electric Power Co.	4.150%	10/15/2030	70	70
	Wisconsin Electric Power Co.	4.750%	9/30/2032	90	92
	Wisconsin Electric Power Co.	4.600%	10/1/2034	50	50
	Wisconsin Electric Power Co.	4.300%	10/15/2048	100	85
	Wisconsin Electric Power Co.	5.050%	10/1/2054	100	94
	Wisconsin Power & Light Co.	5.375%	3/30/2034	50	52
	Wisconsin Power & Light Co.	6.375%	8/15/2037	100	111
	Wisconsin Power & Light Co.	3.650%	4/1/2050	50	37
	Wisconsin Public Service Corp.	4.550%	12/1/2029	50	51
	Wisconsin Public Service Corp.	3.300%	9/1/2049	125	88
	Xcel Energy Inc.	3.350%	12/1/2026	75	74
	Xcel Energy Inc.	4.000%	6/15/2028	75	75
	Xcel Energy Inc.	2.600%	12/1/2029	200	187
	Xcel Energy Inc.	3.400%	6/1/2030	250	240
	Xcel Energy Inc.	4.600%	6/1/2032	200	198
	Xcel Energy Inc.	5.500%	3/15/2034	200	207
	Xcel Energy Inc.	5.600%	4/15/2035	272	282
	Xcel Energy Inc.	3.500%	12/1/2049	100	72
					127,208
Total Corporate Bonds (Cost $1,332,405)					1,267,490

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sovereign Bonds (3.3%)
African Development Bank	4.625%	1/4/2027	300	303
African Development Bank	4.125%	2/25/2027	600	603
African Development Bank	4.375%	11/3/2027	500	507
African Development Bank	4.375%	3/14/2028	375	381
African Development Bank	3.875%	6/12/2028	317	319
African Development Bank	3.500%	9/18/2029	375	372
African Development Bank	4.500%	6/12/2035	95	97
African Development Bank	5.750%	Perpetual	200	201
Asian Development Bank	2.625%	1/12/2027	200	197
Asian Development Bank	4.125%	1/12/2027	500	502
Asian Development Bank	1.500%	1/20/2027	1,125	1,093
Asian Development Bank	2.375%	8/10/2027	275	269
Asian Development Bank	6.220%	8/15/2027	100	104
Asian Development Bank	3.125%	8/20/2027	725	718
Asian Development Bank	2.500%	11/2/2027	673	657
Asian Development Bank	4.375%	1/14/2028	368	374
Asian Development Bank	3.750%	4/25/2028	525	526
Asian Development Bank	1.250%	6/9/2028	210	197
Asian Development Bank	5.820%	6/16/2028	148	156
Asian Development Bank	4.500%	8/25/2028	625	639
Asian Development Bank	3.125%	9/26/2028	130	128
Asian Development Bank	4.375%	3/6/2029	500	511
Asian Development Bank	3.625%	8/28/2029	540	538
Asian Development Bank	1.750%	9/19/2029	200	186
Asian Development Bank	1.875%	1/24/2030	200	185
Asian Development Bank	4.125%	5/30/2030	710	721
Asian Development Bank	3.750%	8/28/2030	350	349
Asian Development Bank	0.750%	10/8/2030	500	431
Asian Development Bank	1.500%	3/4/2031	500	443
Asian Development Bank	3.125%	4/27/2032	400	381
Asian Development Bank	3.875%	9/28/2032	225	224
Asian Development Bank	4.000%	1/12/2033	380	380
Asian Development Bank	3.875%	6/14/2033	425	420
Asian Development Bank	4.125%	1/12/2034	500	501
Asian Development Bank	4.375%	3/22/2035	823	837
Asian Infrastructure Investment Bank	4.000%	1/18/2028	450	453
Asian Infrastructure Investment Bank	3.625%	9/15/2028	743	742
Asian Infrastructure Investment Bank	4.125%	1/18/2029	300	304
Asian Infrastructure Investment Bank	4.500%	1/16/2030	295	304
Asian Infrastructure Investment Bank	4.250%	3/13/2034	150	152
Asian Infrastructure Investment Bank	4.500%	5/21/2035	193	198
Canada	3.750%	4/26/2028	525	526
Canada	4.625%	4/30/2029	355	366
Canada	4.000%	3/18/2030	600	606
Corp. Andina de Fomento	2.250%	2/8/2027	210	205
Corp. Andina de Fomento	6.000%	4/26/2027	200	206
Corp. Andina de Fomento	4.125%	1/7/2028	50	50
Corp. Andina de Fomento	4.125%	6/30/2028	129	129
Corp. Andina de Fomento	5.000%	1/22/2030	357	370
Council of Europe Development Bank	4.625%	6/11/2027	124	126
Council of Europe Development Bank	3.625%	1/26/2028	280	280
Council of Europe Development Bank	4.125%	1/24/2029	100	101
Council of Europe Development Bank	4.500%	1/15/2030	350	360
European Bank for Reconstruction & Development	4.375%	3/9/2028	400	406
European Bank for Reconstruction & Development	4.125%	1/25/2029	800	811
European Bank for Reconstruction & Development	4.250%	3/13/2034	200	202
European Investment Bank	0.750%	10/26/2026	450	436
European Investment Bank	1.375%	3/15/2027	600	580
European Investment Bank	4.375%	3/19/2027	725	732
European Investment Bank	2.375%	5/24/2027	225	220
European Investment Bank	0.625%	10/21/2027	500	470
European Investment Bank	3.250%	11/15/2027	500	496
European Investment Bank	3.875%	3/15/2028	1,100	1,106
European Investment Bank	3.875%	6/15/2028	1,075	1,081
European Investment Bank	4.500%	10/16/2028	600	614
European Investment Bank	4.000%	2/15/2029	500	505
European Investment Bank	4.750%	6/15/2029	875	907
European Investment Bank	1.625%	10/9/2029	125	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	European Investment Bank	3.750%	11/15/2029	880	881
	European Investment Bank	4.500%	3/14/2030	1,499	1,545
	European Investment Bank	0.875%	5/17/2030	200	176
	European Investment Bank	3.625%	7/15/2030	800	795
	European Investment Bank	0.750%	9/23/2030	500	432
	European Investment Bank	3.875%	10/15/2030	600	602
	European Investment Bank	4.250%	8/16/2032	1,400	1,423
	European Investment Bank	3.750%	2/14/2033	425	419
	European Investment Bank	4.125%	2/13/2034	775	778
	European Investment Bank	4.625%	2/12/2035	1,462	1,515
	European Investment Bank	4.875%	2/15/2036	325	343
[7]	Export Development Canada	3.000%	5/25/2027	450	444
[7]	Export Development Canada	3.750%	9/7/2027	440	440
[7]	Export Development Canada	3.875%	2/14/2028	400	402
[7]	Export Development Canada	4.125%	2/13/2029	600	608
[7]	Export Development Canada	4.000%	6/20/2030	250	252
[7]	Export Development Canada	4.750%	6/5/2034	175	183
	Export-Import Bank of Korea	4.625%	1/11/2027	200	202
	Export-Import Bank of Korea	1.625%	1/18/2027	200	194
	Export-Import Bank of Korea	4.000%	9/11/2027	200	200
	Export-Import Bank of Korea	4.250%	9/15/2027	200	201
	Export-Import Bank of Korea	4.625%	1/14/2028	200	203
	Export-Import Bank of Korea	4.500%	1/11/2029	300	305
	Export-Import Bank of Korea	4.000%	9/11/2029	200	200
	Export-Import Bank of Korea	1.250%	9/21/2030	500	438
	Export-Import Bank of Korea	3.750%	9/22/2030	200	198
	Export-Import Bank of Korea	2.125%	1/18/2032	200	177
	Export-Import Bank of Korea	5.125%	1/11/2033	200	209
	Export-Import Bank of Korea	5.125%	9/18/2033	200	210
	Export-Import Bank of Korea	2.500%	6/29/2041	70	51
	Inter-American Development Bank	4.375%	2/1/2027	400	403
	Inter-American Development Bank	2.375%	7/7/2027	450	440
	Inter-American Development Bank	0.625%	9/16/2027	800	754
	Inter-American Development Bank	4.000%	1/12/2028	920	926
	Inter-American Development Bank	1.125%	7/20/2028	300	280
	Inter-American Development Bank	3.125%	9/18/2028	875	862
	Inter-American Development Bank	4.125%	2/15/2029	500	507
	Inter-American Development Bank	4.500%	2/15/2030	681	701
	Inter-American Development Bank	3.750%	6/14/2030	843	842
	Inter-American Development Bank	1.125%	1/13/2031	350	305
	Inter-American Development Bank	3.625%	9/17/2031	875	862
	Inter-American Development Bank	3.500%	4/12/2033	400	386
	Inter-American Development Bank	4.500%	9/13/2033	500	514
	Inter-American Development Bank	4.375%	7/17/2034	349	355
	Inter-American Development Bank	4.375%	7/16/2035	491	497
	Inter-American Development Bank	3.875%	10/28/2041	200	180
	Inter-American Development Bank	3.200%	8/7/2042	100	82
	Inter-American Investment Corp.	3.625%	2/17/2027	50	50
	Inter-American Investment Corp.	4.125%	2/15/2028	250	252
	Inter-American Investment Corp.	4.750%	9/19/2028	100	103
	Inter-American Investment Corp.	4.250%	2/14/2029	175	177
	Inter-American Investment Corp.	4.250%	4/1/2030	295	300
	International Bank for Reconstruction & Development	2.500%	11/22/2027	350	342
	International Bank for Reconstruction & Development	0.750%	11/24/2027	900	846
	International Bank for Reconstruction & Development	3.625%	5/5/2028	782	781
	International Bank for Reconstruction & Development	3.500%	7/12/2028	875	871
	International Bank for Reconstruction & Development	4.625%	8/1/2028	775	795
	International Bank for Reconstruction & Development	1.125%	9/13/2028	1,500	1,394
	International Bank for Reconstruction & Development	3.625%	9/21/2029	775	772
	International Bank for Reconstruction & Development	3.875%	10/16/2029	918	923
	International Bank for Reconstruction & Development	1.750%	10/23/2029	200	185
	International Bank for Reconstruction & Development	3.875%	2/14/2030	650	653
	International Bank for Reconstruction & Development	4.125%	3/20/2030	1,375	1,395
	International Bank for Reconstruction & Development	0.875%	5/14/2030	400	351
	International Bank for Reconstruction & Development	4.000%	7/25/2030	625	631
	International Bank for Reconstruction & Development	0.750%	8/26/2030	800	692
	International Bank for Reconstruction & Development	4.000%	1/10/2031	400	403
	International Bank for Reconstruction & Development	1.250%	2/10/2031	650	569
	International Bank for Reconstruction & Development	4.500%	4/10/2031	925	954
	International Bank for Reconstruction & Development	1.625%	11/3/2031	1,500	1,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	International Bank for Reconstruction & Development	4.625%	1/15/2032	1,369	1,421
	International Bank for Reconstruction & Development	2.500%	3/29/2032	200	184
	International Bank for Reconstruction & Development	4.000%	5/6/2032	986	988
	International Bank for Reconstruction & Development	4.750%	11/14/2033	300	314
	International Bank for Reconstruction & Development	3.875%	8/28/2034	513	504
	International Bank for Reconstruction & Development	4.750%	2/15/2035	250	261
	International Bank for Reconstruction & Development	4.375%	8/27/2035	1,320	1,338
	International Finance Corp.	4.375%	1/15/2027	175	176
	International Finance Corp.	4.500%	1/21/2028	204	208
	International Finance Corp.	4.500%	7/13/2028	175	179
	International Finance Corp.	4.250%	7/2/2029	700	713
	International Finance Corp.	3.875%	7/2/2030	720	723
[8]	Israel Government Aid Bond	5.500%	9/18/2033	100	107
[9]	Japan Bank for International Cooperation	2.250%	11/4/2026	200	196
[9]	Japan Bank for International Cooperation	2.875%	7/21/2027	200	197
[9]	Japan Bank for International Cooperation	4.625%	7/22/2027	1,000	1,013
[9]	Japan Bank for International Cooperation	2.750%	11/16/2027	800	782
[9]	Japan Bank for International Cooperation	4.625%	7/19/2028	125	128
[9]	Japan Bank for International Cooperation	3.250%	7/20/2028	300	295
[9]	Japan Bank for International Cooperation	3.500%	10/31/2028	350	347
[9]	Japan Bank for International Cooperation	2.125%	2/16/2029	420	397
[9]	Japan Bank for International Cooperation	1.250%	1/21/2031	500	435
[9]	Japan Bank for International Cooperation	4.375%	1/24/2031	200	203
[9]	Japan Bank for International Cooperation	4.625%	4/17/2034	200	205
[9]	Japan International Cooperation Agency	2.750%	4/27/2027	300	294
[9]	Japan International Cooperation Agency	3.250%	5/25/2027	200	198
[9]	Japan International Cooperation Agency	4.000%	5/23/2028	150	150
[9]	Japan International Cooperation Agency	4.750%	5/21/2029	98	101
[9]	Japan International Cooperation Agency	1.750%	4/28/2031	200	177
[10]	KFW	1.000%	10/1/2026	1,000	972
[10]	KFW	4.375%	3/1/2027	625	631
[10]	KFW	3.000%	5/20/2027	560	554
[10]	KFW	4.000%	6/28/2027	1,700	1,709
[10]	KFW	3.500%	8/27/2027	425	424
[10]	KFW	3.750%	2/15/2028	800	802
[10]	KFW	2.875%	4/3/2028	500	491
[10]	KFW	3.875%	5/15/2028	545	548
[10]	KFW	3.875%	6/15/2028	750	754
[10]	KFW	4.000%	3/15/2029	200	202
[10]	KFW	1.750%	9/14/2029	175	163
[10]	KFW	4.625%	3/18/2030	205	212
[10]	KFW	3.750%	7/15/2030	989	988
[10]	KFW	4.750%	10/29/2030	275	287
[10]	KFW	4.125%	7/15/2033	700	703
[10]	KFW	4.375%	2/28/2034	275	281
[10]	KFW	0.000%	4/18/2036	400	256
[10]	KFW	0.000%	6/29/2037	200	121
	Korea Development Bank	5.375%	10/23/2026	200	203
	Korea Development Bank	4.625%	2/15/2027	200	202
	Korea Development Bank	1.375%	4/25/2027	200	192
	Korea Development Bank	4.125%	10/16/2027	200	201
	Korea Development Bank	4.625%	2/3/2028	200	203
	Korea Development Bank	4.375%	2/15/2028	450	454
	Korea Development Bank	4.875%	2/3/2030	200	207
	Korea Development Bank	3.750%	9/16/2030	200	198
	Korea Development Bank	1.625%	1/19/2031	400	354
	Korea Development Bank	4.375%	2/15/2033	450	449
[10]	Kreditanstalt fuer Wiederaufbau	3.500%	8/9/2028	711	708
[10]	Landwirtsch. Rentenbank Govt Guarant 10/30 3.625	3.625%	10/8/2030	423	423
[10]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	250	244
[10]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	275	276
[10]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	240	247
[10]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	82	83
[10]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	500	435
[10]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	200	212
	Nordic Investment Bank	4.375%	3/14/2028	450	457
	Nordic Investment Bank	3.750%	8/28/2028	200	201
	Nordic Investment Bank	4.250%	2/28/2029	225	229
	Nordic Investment Bank	3.750%	5/9/2030	343	343
[11]	Oesterreichische Kontrollbank AG	5.000%	10/23/2026	140	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[11]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	336	341
[11]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	400	399
[11]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	250	253
[11]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	65	65
[11]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	100	101
[11]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	200	200
[11]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	222	228
[11]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	255	254
[2]	Oriental Republic of Uruguay	4.375%	10/27/2027	150	151
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	468	474
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	463	497
[2]	Oriental Republic of Uruguay	7.625%	3/21/2036	195	237
[2]	Oriental Republic of Uruguay	5.442%	2/14/2037	265	277
[2]	Oriental Republic of Uruguay	4.125%	11/20/2045	200	176
[2]	Oriental Republic of Uruguay	5.100%	6/18/2050	695	659
[2]	Oriental Republic of Uruguay	4.975%	4/20/2055	457	416
[2]	Oriental Republic of Uruguay	5.250%	9/10/2060	230	216
	Province of Alberta	3.300%	3/15/2028	250	247
	Province of Alberta	4.500%	6/26/2029	229	234
	Province of Alberta	1.300%	7/22/2030	500	444
	Province of Alberta	4.500%	1/24/2034	200	202
	Province of British Columbia	4.700%	1/24/2028	786	802
	Province of British Columbia	4.800%	11/15/2028	200	206
	Province of British Columbia	4.900%	4/24/2029	600	622
	Province of British Columbia	4.200%	7/6/2033	250	248
	Province of British Columbia	4.750%	6/12/2034	544	558
	Province of British Columbia	4.800%	6/11/2035	359	367
	Province of British Columbia Canada	3.900%	8/27/2030	423	423
	Province of Manitoba	1.500%	10/25/2028	350	327
	Province of Manitoba	4.300%	7/27/2033	250	249
	Province of Manitoba	4.900%	5/31/2034	156	161
	Province of New Brunswick	3.625%	2/24/2028	105	104
	Province of Ontario	3.100%	5/19/2027	600	593
	Province of Ontario	4.200%	1/18/2029	350	355
	Province of Ontario	3.700%	9/17/2029	500	498
	Province of Ontario	2.000%	10/2/2029	585	546
	Province of Ontario	4.700%	1/15/2030	426	440
	Province of Ontario	1.125%	10/7/2030	500	437
	Province of Ontario	1.600%	2/25/2031	600	532
	Province of Ontario	1.800%	10/14/2031	200	176
	Province of Ontario	5.050%	4/24/2034	321	337
	Province of Quebec	2.750%	4/12/2027	850	836
	Province of Quebec	3.625%	4/13/2028	250	249
	Province of Quebec	4.500%	4/3/2029	440	450
	Province of Quebec	7.500%	9/15/2029	475	538
	Province of Quebec	1.350%	5/28/2030	400	357
	Province of Quebec	1.900%	4/21/2031	1,200	1,073
	Province of Quebec	4.500%	9/8/2033	275	278
	Province of Saskatchewan	4.650%	1/28/2030	249	257
	Republic of Chile	2.750%	1/31/2027	250	246
	Republic of Chile	3.240%	2/6/2028	460	452
	Republic of Chile	4.850%	1/22/2029	200	204
	Republic of Chile	2.450%	1/31/2031	200	181
	Republic of Chile	2.550%	1/27/2032	200	178
	Republic of Chile	2.550%	7/27/2033	400	344
	Republic of Chile	3.500%	1/31/2034	600	550
	Republic of Chile	4.950%	1/5/2036	200	201
	Republic of Chile	5.650%	1/13/2037	277	291
	Republic of Chile	3.100%	5/7/2041	300	230
	Republic of Chile	4.340%	3/7/2042	400	355
	Republic of Chile	3.500%	1/25/2050	275	201
	Republic of Chile	4.000%	1/31/2052	200	158
	Republic of Chile	5.330%	1/5/2054	200	194
	Republic of Chile	3.100%	1/22/2061	500	311
	Republic of Chile	3.250%	9/21/2071	200	125
	Republic of Hungary	7.625%	3/29/2041	240	284
	Republic of Indonesia	3.500%	1/11/2028	200	198
	Republic of Indonesia	4.100%	4/24/2028	200	200
	Republic of Indonesia	4.750%	2/11/2029	425	432
	Republic of Indonesia	4.400%	3/10/2029	300	302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Indonesia	3.400%	9/18/2029	200	195
	Republic of Indonesia	2.850%	2/14/2030	200	189
	Republic of Indonesia	3.850%	10/15/2030	200	196
	Republic of Indonesia	4.750%	9/10/2034	200	200
	Republic of Indonesia	4.350%	1/11/2048	725	627
	Republic of Indonesia	3.700%	10/30/2049	200	153
	Republic of Indonesia	4.200%	10/15/2050	430	355
	Republic of Indonesia	3.050%	3/12/2051	400	268
	Republic of Indonesia	4.300%	3/31/2052	200	165
	Republic of Indonesia	5.450%	9/20/2052	200	197
	Republic of Indonesia	5.650%	1/11/2053	200	203
	Republic of Indonesia	5.100%	2/10/2054	200	191
	Republic of Indonesia	5.150%	9/10/2054	200	192
	Republic of Indonesia	3.200%	9/23/2061	200	128
	Republic of Indonesia	4.450%	4/15/2070	200	163
	Republic of Italy	2.875%	10/17/2029	400	383
	Republic of Italy	5.375%	6/15/2033	475	503
	Republic of Italy	4.000%	10/17/2049	500	374
	Republic of Italy	3.875%	5/6/2051	400	287
	Republic of Korea	2.750%	1/19/2027	1,000	986
	Republic of Korea	2.500%	6/19/2029	200	190
	Republic of Korea	4.500%	7/3/2029	200	204
	Republic of Korea	1.750%	10/15/2031	200	176
	Republic of Korea	3.875%	9/20/2048	125	106
	Republic of Panama	8.875%	9/30/2027	238	258
	Republic of Panama	3.875%	3/17/2028	460	453
	Republic of Panama	9.375%	4/1/2029	200	228
	Republic of Panama	3.160%	1/23/2030	200	186
	Republic of Panama	7.500%	3/1/2031	200	220
	Republic of Panama	2.252%	9/29/2032	500	406
	Republic of Panama	3.298%	1/19/2033	200	172
	Republic of Panama	6.400%	2/14/2035	400	415
[2]	Republic of Panama	6.700%	1/26/2036	292	309
	Republic of Panama	6.875%	1/31/2036	200	213
	Republic of Panama	8.000%	3/1/2038	200	228
[2]	Republic of Panama	4.500%	5/15/2047	100	77
[2]	Republic of Panama	4.500%	4/16/2050	560	423
[2]	Republic of Panama	4.300%	4/29/2053	400	293
	Republic of Panama	4.500%	4/1/2056	500	366
	Republic of Panama	7.875%	3/1/2057	200	226
[2]	Republic of Panama	3.870%	7/23/2060	513	331
	Republic of Panama	4.500%	1/19/2063	200	145
	Republic of Peru	2.844%	6/20/2030	500	470
	Republic of Peru	2.783%	1/23/2031	900	831
	Republic of Peru	1.862%	12/1/2032	350	289
	Republic of Peru	8.750%	11/21/2033	505	635
	Republic of Peru	3.000%	1/15/2034	250	217
	Republic of Peru	5.375%	2/8/2035	50	51
	Republic of Peru	5.500%	3/30/2036	149	152
[2]	Republic of Peru	6.550%	3/14/2037	325	361
	Republic of Peru	3.300%	3/11/2041	200	156
	Republic of Peru	5.625%	11/18/2050	414	408
	Republic of Peru	3.550%	3/10/2051	300	215
	Republic of Peru	5.875%	8/8/2054	320	322
	Republic of Peru	6.200%	6/30/2055	122	127
	Republic of Peru	3.600%	1/15/2072	175	112
	Republic of Peru	3.230%	7/28/2121	525	294
	Republic of Philippines	5.170%	10/13/2027	300	306
	Republic of Philippines	3.000%	2/1/2028	400	390
	Republic of Philippines	3.750%	1/14/2029	200	197
	Republic of Philippines	9.500%	2/2/2030	300	362
	Republic of Philippines	2.457%	5/5/2030	200	186
	Republic of Philippines	7.750%	1/14/2031	400	466
	Republic of Philippines	1.648%	6/10/2031	200	174
	Republic of Philippines	1.950%	1/6/2032	200	173
	Republic of Philippines	6.375%	1/15/2032	200	222
	Republic of Philippines	5.609%	4/13/2033	300	321
	Republic of Philippines	5.000%	7/17/2033	200	206
	Republic of Philippines	5.250%	5/14/2034	200	209
	Republic of Philippines	6.375%	10/23/2034	550	620

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Republic of Philippines	5.500%	2/4/2035	200	213
Republic of Philippines	4.750%	3/5/2035	200	201
Republic of Philippines	5.000%	1/13/2037	235	238
Republic of Philippines	3.950%	1/20/2040	400	358
Republic of Philippines	3.700%	3/1/2041	400	340
Republic of Philippines	3.700%	2/2/2042	350	293
Republic of Philippines	2.950%	5/5/2045	200	143
Republic of Philippines	2.650%	12/10/2045	200	135
Republic of Philippines	3.200%	7/6/2046	500	365
Republic of Philippines	5.950%	10/13/2047	200	215
Republic of Philippines	5.600%	5/14/2049	200	205
Republic of Philippines	5.175%	9/5/2049	200	193
Republic of Philippines	5.900%	2/4/2050	200	213
Republic of Poland	5.500%	11/16/2027	225	232
Republic of Poland	4.625%	3/18/2029	300	305
Republic of Poland	4.875%	2/12/2030	500	514
Republic of Poland	5.750%	11/16/2032	200	214
Republic of Poland	4.875%	10/4/2033	400	404
Republic of Poland	5.125%	9/18/2034	500	510
Republic of Poland	5.375%	2/12/2035	475	492
Republic of Poland	5.500%	4/4/2053	490	473
Republic of Poland	5.500%	3/18/2054	600	579
State of Israel	5.375%	3/12/2029	200	205
State of Israel	2.500%	1/15/2030	200	184
State of Israel	5.375%	2/19/2030	525	541
State of Israel	2.750%	7/3/2030	350	323
State of Israel	4.500%	1/17/2033	450	438
State of Israel	5.500%	3/12/2034	600	616
State of Israel	5.625%	2/19/2035	500	516
State of Israel	4.500%	1/30/2043	200	174
State of Israel	4.125%	1/17/2048	250	194
State of Israel	3.375%	1/15/2050	200	133
State of Israel	3.875%	7/3/2050	400	287
State of Israel	5.750%	3/12/2054	500	473
State of Israel	4.500%	4/3/2120	200	145
Svensk Exportkredit AB	2.250%	3/22/2027	200	196
Svensk Exportkredit AB	3.875%	8/4/2027	275	276
Svensk Exportkredit AB	3.750%	9/13/2027	250	250
Svensk Exportkredit AB	3.750%	5/8/2028	200	200
Svensk Exportkredit AB	4.125%	6/14/2028	250	252
Svensk Exportkredit AB	4.250%	2/1/2029	200	203
Svensk Exportkredit AB	3.750%	7/29/2030	200	199
Svensk Exportkredit AB	4.875%	10/4/2030	200	209
Toronto Canada	3.900%	9/4/2030	426	426
United Mexican States	3.750%	1/11/2028	675	668
United Mexican States	4.500%	4/22/2029	650	652
United Mexican States	5.000%	5/7/2029	200	204
United Mexican States	3.250%	4/16/2030	185	175
United Mexican States	6.000%	5/13/2030	200	211
United Mexican States	4.750%	3/22/2031	350	348
United Mexican States	2.659%	5/24/2031	600	535
United Mexican States	8.300%	8/15/2031	220	264
United Mexican States	4.750%	4/27/2032	300	294
United Mexican States	5.850%	7/2/2032	904	936
United Mexican States	5.375%	3/22/2033	705	705
United Mexican States	7.500%	4/8/2033	100	114
United Mexican States	4.875%	5/19/2033	250	242
United Mexican States	3.500%	2/12/2034	400	348
United Mexican States	6.750%	9/27/2034	200	219
United Mexican States	6.350%	2/9/2035	500	528
United Mexican States	5.625%	9/22/2035	441	439
United Mexican States	6.000%	5/7/2036	701	719
United Mexican States	6.875%	5/13/2037	725	783
United Mexican States	6.625%	1/29/2038	400	421
United Mexican States	6.050%	1/11/2040	633	638
United Mexican States	4.280%	8/14/2041	665	541
United Mexican States	4.750%	3/8/2044	765	638
United Mexican States	5.550%	1/21/2045	200	187
United Mexican States	4.600%	1/23/2046	600	482
United Mexican States	4.350%	1/15/2047	360	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Mexican States	4.600%	2/10/2048	255	202
	United Mexican States	4.500%	1/31/2050	200	155
	United Mexican States	5.000%	4/27/2051	400	329
	United Mexican States	4.400%	2/12/2052	300	225
	United Mexican States	6.338%	5/4/2053	600	585
	United Mexican States	6.400%	5/7/2054	438	429
	United Mexican States	7.375%	5/13/2055	450	496
	United Mexican States	3.771%	5/24/2061	800	506
	United Mexican States	5.750%	10/12/2110	342	293
Total Sovereign Bonds (Cost $172,847)					167,123
Taxable Municipal Bonds (0.5%)
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	175	225
	American Municipal Power Inc. Electric Power & Light Revenue (MELDAHL Hydroelectric Project)	7.499%	2/15/2050	50	59
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/2040	50	57
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	250	264
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/2050	100	115
	Bay Area Toll Authority Highway Revenue	6.907%	10/1/2050	100	114
	Bay Area Toll Authority Highway Revenue	3.126%	4/1/2055	100	67
	Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	100	95
	Board of Regents of the University of Texas System College & University Revenue	3.354%	8/15/2047	50	38
	Board of Regents of the University of Texas System College & University Revenue	2.439%	8/15/2049	50	31
	California Earthquake Authority Miscellaneous Revenue	5.603%	7/1/2027	40	41
	California GO	1.700%	2/1/2028	100	95
	California GO	3.500%	4/1/2028	150	149
	California GO	5.125%	9/1/2029	100	105
	California GO	2.500%	10/1/2029	70	67
	California GO	6.000%	3/1/2033	100	110
	California GO	4.500%	4/1/2033	145	145
	California GO	7.500%	4/1/2034	350	411
	California GO	5.150%	9/1/2034	50	52
	California GO	5.125%	3/1/2038	100	101
	California GO	7.550%	4/1/2039	630	769
	California GO	7.300%	10/1/2039	75	88
	California GO	7.350%	11/1/2039	375	441
	California GO	7.625%	3/1/2040	205	249
	California GO	7.600%	11/1/2040	200	246
	California GO	5.200%	3/1/2043	100	99
	California State University College & University Revenue	3.899%	11/1/2047	50	42
	California State University College & University Revenue	2.975%	11/1/2051	140	97
	California State University College & University Revenue	5.183%	11/1/2053	100	96
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.491%	11/1/2039	50	52
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	6.395%	1/1/2040	125	140
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/2049	75	66
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.572%	1/1/2054	40	35
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	113	126
	Clark County Department of Aviation Port, Airport & Marina Revenue	6.820%	7/1/2045	100	112
	Commonwealth Financing Authority Appropriations Revenue	3.807%	6/1/2041	105	90
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	100	93
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	150	154
	Commonwealth of Massachusetts GO	2.900%	9/1/2049	100	69
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/2031	49	50
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.731%	6/1/2040	50	52
	Connecticut GO	5.090%	10/1/2030	115	116
	Connecticut GO	5.850%	3/15/2032	200	215
	Cook County IL GO	6.229%	11/15/2034	50	53
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/2044	100	104
	Dallas Area Rapid Transit Sales Tax Revenue	5.022%	12/1/2048	50	48
	Dallas Convention Center Hotel Development Corp. Hotel Occupancy Tax Revenue	7.088%	1/1/2042	75	85
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.994%	11/1/2038	200	173
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.144%	11/1/2045	75	58
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/2051	100	88
[12]	Dallas Independent School District GO	6.450%	2/15/2035	100	101
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	150	131
	East Bay Municipal Utility District Water System Water Revenue	5.874%	6/1/2040	85	91
	Empire State Development Corp. Income Tax Revenue	3.900%	3/15/2033	85	83
	Empire State Development Corp. Income Tax Revenue	5.770%	3/15/2039	120	124
	Empire State Development Corp. Income Tax Revenue, Prere.	3.900%	3/15/2029	15	15

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.094%	1/15/2049	140	113
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	229	251
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	140	152
	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.055%	4/1/2057	70	79
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.115%	6/1/2038	100	84
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/2046	130	116
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	200	148
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	395	278
	Houston TX GO	6.290%	3/1/2032	80	85
	Illinois GO	5.100%	6/1/2033	1,313	1,336
	Illinois GO	6.630%	2/1/2035	77	81
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/2034	50	54
	Indiana Finance Authority Appropriations Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	75	55
	JobsOhio Beverage System Miscellaneous Revenue	3.985%	1/1/2029	100	100
	JobsOhio Beverage System Miscellaneous Revenue	4.532%	1/1/2035	100	100
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/2038	75	63
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	7.618%	8/1/2040	50	60
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	100	107
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	100	106
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	3.615%	2/1/2029	52	51
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.081%	6/1/2031	69	70
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.145%	2/1/2033	100	100
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.048%	12/1/2034	100	104
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	4.475%	8/1/2039	150	146
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	200	207
	Maryland Economic Development Corp. College & University Revenue	5.942%	5/31/2057	75	76
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	98	95
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.197%	7/1/2050	150	103
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/2039	100	105
	Metropolitan Government of Nashville & Davidson County Convention Center Authority Hotel Occupancy Tax Revenue	6.731%	7/1/2043	50	54
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	350	418
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	15	14
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	85	103
	Metropolitan Water Reclamation District of Greater Chicago GO	5.720%	12/1/2038	100	105
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.280%	10/1/2041	125	115
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	6.224%	11/1/2055	100	103
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/2034	75	68
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/2040	200	169
	Michigan State University College & University Revenue	4.496%	8/15/2048	50	45
	Michigan State University College & University Revenue	4.165%	8/15/2122	100	74
	Mississippi GO	5.245%	11/1/2034	50	51
	Missouri Health & Educational Facilities Authority College & University Revenue	3.229%	5/15/2050	100	72
	Missouri Health & Educational Facilities Authority College & University Revenue	3.652%	8/15/2057	100	75
[13]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/2029	225	237
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	50	52
	New Jersey Rutgers State University College & University Revenue	3.270%	5/1/2043	25	20
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	75	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	200	222
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	100	121
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	400	463
	New York City Municipal Water Finance Authority Water Revenue	5.750%	6/15/2041	50	51
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	50	52
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	50	52
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	100	100
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	175	182
	New York NY GO	4.610%	9/1/2037	200	197
	New York NY GO	5.517%	10/1/2037	50	51
	New York NY GO	6.271%	12/1/2037	100	108
	New York NY GO	5.828%	10/1/2053	100	105
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	100	104
	New York State Thruway Authority Highway Revenue	2.900%	1/1/2035	85	76
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	150	167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University College & University Revenue	4.910%	6/1/2040	100	100
	Ohio State University College & University Revenue	4.800%	6/1/2111	100	85
	Ohio Turnpike & Infrastructure Commission Highway Revenue	3.216%	2/15/2048	75	56
	Oregon GO	5.892%	6/1/2027	41	42
[6]	Oregon School Boards Association GO	5.528%	6/30/2028	26	27
[14]	Oregon State University College & University Revenue	3.424%	3/1/2060	150	106
	Pennsylvania Economic Development Financing Authority Intergovernmental Agreement Revenue	5.689%	6/1/2054	125	127
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	50	38
	Pennsylvania State University College & University Revenue	2.840%	9/1/2050	100	68
	Pennsylvania Turnpike Commission Highway Revenue	5.511%	12/1/2045	75	75
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	75	55
	Permanent University Fund - University of Texas System College & University Revenue	3.376%	7/1/2047	50	39
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/2029	75	81
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.960%	8/1/2046	250	240
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.310%	8/1/2046	100	100
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.031%	9/1/2048	30	25
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.139%	2/15/2051	200	145
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/2051	100	94
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/2060	150	98
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	275	235
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/2065	100	91
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	100	65
	Port of Morrow OR Nuclear Revenue (Bonneville Cooperation Project No. 7)	2.543%	9/1/2040	100	77
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	350	377
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	50	54
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	130	86
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	125	108
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	60	39
	Regional Transportation District Sales Tax Revenue	5.844%	11/1/2050	100	102
	Riverside County CA Appropriations Revenue	3.818%	2/15/2038	50	47
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	75	65
	Sales Tax Securitization Corp. Sales Tax Revenue	3.820%	1/1/2048	50	41
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/2048	100	93
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.839%	1/1/2041	150	147
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/2039	125	133
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	125	130
	San Diego County Water Authority Water Revenue	6.138%	5/1/2049	100	104
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	100	113
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	3.375%	8/1/2034	100	93
	South Carolina Public Service Authority Electric Power & Light Revenue	6.454%	1/1/2050	100	107
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/2027	250	241
	State Board of Administration Finance Corp. Miscellaneous Revenue	2.154%	7/1/2030	250	229
	State Board of Administration Finance Corp. Miscellaneous Revenue	5.526%	7/1/2034	150	156
	State Public School Building Authority Miscellaneous Revenue	5.000%	9/15/2027	49	50
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/2030	175	179
	Texas GO	5.517%	4/1/2039	180	187
	Texas GO	4.681%	4/1/2040	50	48
	Texas Natural Gas Securitization Finance Corp.	5.102%	4/1/2035	287	296
	Texas Natural Gas Securitization Finance Corp.	5.169%	4/1/2041	300	306
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	175	140
[6]	Tucson AZ COP	2.856%	7/1/2047	50	36
	United Nations Development Corp. Lease (Appropriation) Revenue	6.536%	8/1/2055	100	107
	University of California College & University Revenue	1.316%	5/15/2027	100	96
	University of California College & University Revenue	1.614%	5/15/2030	125	113
	University of California College & University Revenue	3.071%	5/15/2051	100	67
	University of California College & University Revenue	4.858%	5/15/2112	225	191
	University of California College & University Revenue	4.767%	5/15/2115	100	83
	University of Michigan College & University Revenue	2.437%	4/1/2040	100	75
	University of Michigan College & University Revenue	2.562%	4/1/2050	100	63
	University of Michigan College & University Revenue	4.454%	4/1/2122	225	181
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	65	47
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	3.555%	9/15/2119	100	65
	University of Virginia College & University Revenue	2.256%	9/1/2050	335	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Virginia College & University Revenue	4.179%	9/1/2117	50	38
	Wisconsin Appropriations Revenue	3.954%	5/1/2036	250	236
	Wisconsin Appropriations Revenue, ETM	3.154%	5/1/2027	100	99
Total Taxable Municipal Bonds (Cost $25,027)					22,729
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[15]	Vanguard Market Liquidity Fund (Cost $54,287)	4.180%		542,891	54,289
Total Investments (100.2%) (Cost $5,345,865)					5,057,684
Other Assets and Liabilities—Net (-0.2%)					(10,780)
Net Assets (100%)					5,046,904
Cost is in $000.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2025.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the aggregate value was $12,166, representing 0.2% of net assets.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Guaranteed by the Government of Canada.
8	U.S. government-guaranteed.
9	Guaranteed by the Government of Japan.
10	Guaranteed by the Federal Republic of Germany.
11	Guaranteed by the Republic of Austria.
12	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
13	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
UMBS—Uniform Mortgage-Backed Securities.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The portfolio may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the portfolio and may be offset by entering into an equal amount of TBA purchases. When the portfolio is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
At September 30, 2025, counterparties had deposited in segregated accounts cash of $257 in connection with TBA transactions.
C.	Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The portfolio forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the portfolio is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the portfolio receives a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.	Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The portfolio had no open futures contracts at September 30, 2025.
E.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,434,213	—	3,434,213
Asset-Backed/Commercial Mortgage-Backed Securities	—	111,840	—	111,840
Corporate Bonds	—	1,267,490	—	1,267,490
Sovereign Bonds	—	167,123	—	167,123
Taxable Municipal Bonds	—	22,729	—	22,729
Temporary Cash Investments	54,289	—	—	54,289
Total	54,289	5,003,395	—	5,057,684